UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22559

First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund IV

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First Trust North American
Energy Infrastructure Fund (EMLP)

First Trust EIP Carbon Impact
ETF (ECLN)

Semi-Annual Report
For the Six Months Ended
April 30, 2021

Energy Income Partners, LLC
---------------------------


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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2021

Shareholder Letter...........................................................  1
Fund Performance Overview

Portfolio of Investments

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Energy Income Partners, LLC ("EIP" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND IV
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust North American Energy Infrastructure Fund and the First Trust EIP Carbon
Impact ETF (the "Funds"), which contains detailed information about the Funds for the six months ended April 30, 2021.

I would like to begin my remarks by saying that this is a time for all of us to be thankful. It is astounding to me that our scientists and extended health care community successfully discovered, developed, and distributed multiple effective vaccines to treat the coronavirus ("COVID-19") in the span of just 15 months.
Suffice it to say that we are witnessing history in the making. We even received some good news recently with respect to wearing masks in public, a polarizing act for many politicians and Americans. The Centers for Disease Control and
Prevention released a new set of guidelines in mid-May for those individuals who have been fully vaccinated. It essentially says fully vaccinated Americans can quit wearing their masks outdoors (even in crowds), in most indoor settings, and can drop social distancing altogether. This is a big step towards expediting the reopening of the U.S. economy.

For those who may not know, we subscribe to the buy-and-hold philosophy of investing here at First Trust Advisors L.P., even though it means enduring lots of tough times. While the notion of being able to time the market is seductive on its face, very few investors are skilled enough to make it work over time. I can think of no better example than the COVID-19 pandemic. The degree of uncertainty surrounding the onset of the virus alone was enough to make the average investor want to run for cover. And if that was not enough, the 33.8%
plunge in the S&P 500(R) Index (the "Index") from February 19, 2020, through
March 23, 2020 (23 trading days) was a real gut check for most of us. But a funny thing happened on the way to another potential collapse of the market - it did not happen. In fact, thanks to the U.S. Federal government stepping up with trillions of dollars of timely fiscal and monetary support, the stock market roared. From March 23, 2020 through May 14, 2021, the Index posted a total return of 90.14%, according to Bloomberg. What a shame for those investors who may have moved some, or all, of their capital out of equities. What looked like a great time to de-risk turned out to be just the opposite.

The overall climate for investing looks bright for a few reasons. First, U.S.
real gross domestic product ("GDP") growth is expected to grow by 6.4%
year-over-year in 2021, according to the International Monetary Fund. The last time the U.S. economy grew that fast was in 1984, when real GDP growth reached
7.2%. Second, corporate earnings are expected to recover from their 2020 slide.
Bloomberg's consensus year-over-year earnings growth rate estimates for the
Index for 2021 and 2022 were 33.17% and 12.87%, respectively, as of May 14,
2021. That is a significant rebound from the 12.44% decline in earnings in 2020.
Third, inflation is rising, and that is exactly what the Federal Reserve has been wanting for some time. Central banks around the world have spent years battling deflationary pressures, so a little bit of inflation is welcome at this stage of the recovery. Lastly, the U.S. labor market is robust despite the talk about the millions of people who lost their jobs in the COVID-19 pandemic and are living off unemployment benefits. As of March 31, 2021, there were 8.12 million job openings in the U.S., the highest total since record-keeping began in December 2000, according to the Bureau of Labor Statistics. We need to get people back to work.

While it seems fashionable to sell fear these days, we choose to follow the data. Remember, the Index has never failed to fully recoup the losses sustained in a market correction or bear market. Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

The First Trust North American Energy Infrastructure Fund (the "Fund") is an
actively managed exchange-traded fund. The Fund's investment objective is to seek total return. The Fund will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies deemed by Energy Income Partners, LLC ("EIP" or the
"Sub-Advisor") to be engaged in the energy infrastructure sector, which principally include publicly-traded master limited partnerships or limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, pipeline companies, utilities, and other companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries
(collectively, "Energy Infrastructure Companies"). In addition, under normal market conditions, the Fund will invest at least 80% of its net assets
(including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                          CUMULATIVE
                                                                      TOTAL RETURNS                         TOTAL RETURNS
                           6 Months Ended   1 Year Ended   5 Years Ended   Inception (6/20/12)   5 Years Ended   Inception (6/20/12)
                              4/30/21         4/30/21         4/30/21          to 4/30/21           4/30/21          to 4/30/21
FUND PERFORMANCE
NAV                            24.39%          23.45%          5.23%              6.01%              29.01%             67.77%
Market Price                   24.51%          23.56%          5.22%              6.02%              28.95%             67.81%

INDEX PERFORMANCE
Blended Benchmark(1)           35.22%          35.00%          6.15%              6.10%              34.79%             68.93%
S&P 500(R) Index               28.85%          45.98%         17.42%             15.88%             123.20%            269.10%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 6.)

-----------------------------

(1)   The Blended Benchmark consists of the following two indices: 50% of the
      PHLX Utility Sector Index, which is a market capitalization-weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization-weighted composite of the most prominent energy Master
      Limited Partnerships (MLPs). Indices are unmanaged and an investor cannot invest directly in an index. All index returns assume that distributions are reinvested when they are received. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the
      Blended Benchmark for each period shown above.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP) (CONTINUED)

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                  INVESTMENTS
-----------------------------------------------------------
Electric Power & Transmission                42.5%
Natural Gas Transmission                     24.8
Petroleum Product Transmission               20.8
Crude Oil Transmission                        5.8
Propane                                       1.5
Marine                                        0.4
Other                                         4.2
                                           -------
     Total                                  100.0%
                                           =======

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
TOP TEN HOLDINGS                         INVESTMENTS
-----------------------------------------------------------
Magellan Midstream Partners, L.P.             7.4%
NextEra Energy Partners, L.P.                 7.0
Enterprise Products Partners, L.P.            6.9
TC Energy Corp.                               6.1
Public Service Enterprise Group, Inc.         4.5
Sempra Energy                                 4.1
NextEra Energy, Inc.                          3.8
ONEOK, Inc.                                   3.5
Williams (The) Cos., Inc.                     3.5
IDACORP, Inc.                                 3.2
                                           -------
     Total                                   50.0%
                                           =======


                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JUNE 20, 2012 - APRIL 30, 2021

            First Trust North American       Blended       S&P 500(R)
            Energy Infrastructure Fund      Benchmark        Index
6/20/12              $10,000                 $10,000        $10,000
10/31/12              10,690                  10,582         10,495
4/30/13               12,379                  12,241         12,008
10/31/13              12,138                  12,064         13,347
4/30/14               13,341                  13,381         14,463
10/31/14              14,861                  14,383         15,652
4/30/15               15,005                  13,803         16,341
10/31/15              12,793                  12,040         16,467
4/30/16               13,004                  12,531         16,538
10/31/16              14,330                  13,087         17,209
4/30/17               14,896                  14,126         19,501
10/31/17              14,768                  13,897         21,276
4/30/18               13,914                  13,586         22,089
10/31/18              14,171                  14,142         22,840
4/30/19               15,869                  15,242         25,068
10/31/19              16,188                  15,288         26,111
4/30/20               13,590                  12,513         25,286
10/31/20              13,487                  12,493         28,645
4/30/21               16,776                  16,893         36,909


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

The First Trust EIP Carbon Impact ETF (the "Fund") seeks to achieve a competitive risk-adjusted total return balanced between dividends and capital appreciation. Under normal market conditions, the Fund will invest at least 80%
of its net assets (including investment borrowings) in the equity securities of companies identified by the Fund's investment sub-advisor, Energy Income
Partners, LLC ("EIP" or the "Sub Advisor"), as having or seeking to have a positive carbon impact.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             AVERAGE ANNUAL          CUMULATIVE
                                                                                              TOTAL RETURNS         TOTAL RETURNS
                                                           6 Months Ended   1 Year Ended   Inception (8/19/19)   Inception (8/19/19)
                                                              4/30/21         4/30/21          to 4/30/21            to 4/30/21
FUND PERFORMANCE
NAV                                                            11.62%          23.81%            12.18%                21.55%
Market Price                                                   12.09%          24.53%            12.45%                22.06%

INDEX PERFORMANCE
PHLX Utility Sector Index                                       8.41%          21.82%             9.57%                16.77%
S&P 500(R) Index                                               28.85%          45.98%            25.69%                47.36%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 6.)


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------

FIRST TRUST EIP CARBON IMPACT ETF (ECLN) (CONTINUED)

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                  INVESTMENTS
-----------------------------------------------------------
Electric Power & Transmission                74.4%
Natural Gas Transmission                     16.1
Petroleum Product Transmission                2.0
Other                                         7.5
                                           -------
     Total                                  100.0%
                                           =======

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
TOP TEN HOLDINGS                         INVESTMENTS
-----------------------------------------------------------
NextEra Energy Partners, L.P.                 9.8%
NextEra Energy, Inc.                          7.5
Xcel Energy, Inc.                             5.5
Sempra Energy                                 5.5
Alliant Energy Corp.                          4.9
Public Service Enterprise Group, Inc.         4.2
CMS Energy Corp.                              4.1
American Water Works Co., Inc.                4.1
WEC Energy Group, Inc.                        3.9
Iberdrola S.A., ADR                           3.4
                                           -------
     Total                                   52.9%
                                           =======


                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     AUGUST 19, 2019 - APRIL 30, 2021

             First Trust EIP       PHLX Utility      S&P 500(R)
            Carbon Impact ETF      Sector Index        Index
8/19/19          $10,000             $10,000          $10,000
10/31/19          10,304              10,489           10,424
4/30/20            9,818               9,586           10,095
10/31/20          10,890              10,771           11,436
4/31/21           12,155              11,677           14,736


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


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NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


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PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2021 (UNAUDITED)

                                    ADVISOR

First Trust Advisors, L.P. ("First Trust") is the investment advisor to the
First Trust North American Energy Infrastructure Fund ("EMLP") and the First
Trust EIP Carbon Impact ETF ("ECLN") (each a "Fund"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each
Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

ENERGY INCOME PARTNERS, LLC

Energy Income Partners, LLC ("EIP"), located in Westport, CT, was founded in
2003 to provide professional asset management services in publicly traded energy-related infrastructure companies with above average dividend payout ratios operating pipelines and related storage and handling facilities, electric power transmission and distribution as well as long contracted or regulated power generation from renewables and other sources. The corporate structure of the portfolio companies include C-corporations, partnerships and energy infrastructure real estate investment trusts. EIP mainly focuses on investments in assets that receive steady fee-based or regulated income from their corporate and individual customers. EIP manages or supervises approximately $4.3 billion of assets as of April 30, 2021. EIP advises two privately offered partnerships for U.S. high net worth individuals and an open-end mutual fund. EIP also manages separately managed accounts and provides its model portfolio to unified managed accounts. Finally, in addition to the Funds, EIP serves as a sub-advisor to four closed-end management investment companies, a sleeve of an actively managed exchange-traded fund and a sleeve of a series of variable insurance trust. EIP is a registered investment advisor with the Securities and Exchange
Commission.

                           PORTFOLIO MANAGEMENT TEAM

JAMES J. MURCHIE, CO-FOUNDER, CHIEF EXECUTIVE OFFICER, CO-PORTFOLIO MANAGER AND
   PRINCIPAL OF ENERGY INCOME PARTNERS, LLC

EVA PAO, CO-FOUNDER, CO-PORTFOLIO MANAGER AND PRINCIPAL OF ENERGY INCOME
   PARTNERS, LLC

JOHN K. TYSSELAND, CO-PORTFOLIO MANAGER AND PRINCIPAL OF ENERGY INCOME
   PARTNERS, LLC

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds.

                                                                          Page 7


FIRST TRUST EXCHANGE-TRADED FUND IV

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2021 (UNAUDITED)

As a shareholder of First Trust North American Energy Infrastructure Fund or
First Trust EIP Carbon Impact ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------------
                                                                                             ANNUALIZED
                                                                                            EXPENSE RATIO       EXPENSES PAID
                                                   BEGINNING               ENDING           BASED ON THE         DURING THE
                                                 ACCOUNT VALUE         ACCOUNT VALUE          SIX-MONTH           SIX-MONTH
                                                NOVEMBER 1, 2020       APRIL 30, 2021          PERIOD            PERIOD (a)
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NORTH AMERICAN ENERGY
   INFRASTRUCTURE FUND (EMLP)
Actual                                             $1,000.00             $1,243.90              0.95%               $5.29
Hypothetical (5% return before expenses)           $1,000.00             $1,020.08              0.95%               $4.76

FIRST TRUST EIP CARBON IMPACT ETF (ECLN)
Actual                                             $1,000.00             $1,116.20              0.95%               $4.98
Hypothetical (5% return before expenses)           $1,000.00             $1,020.08              0.95%               $4.76


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2020 through April 30, 2021), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                          VALUE
------------------------------------------------------------
             COMMON STOCKS -- 68.5%
             CONSTRUCTION & ENGINEERING
                -- 2.8%
     562,691 Quanta Services, Inc.            $   54,378,458
                                              --------------
             ELECTRIC UTILITIES -- 16.6%
     863,668 Alliant Energy Corp.                 48,512,232
     327,410 American Electric Power Co.,
                Inc.                              29,044,541
      47,275 Duke Energy Corp.                     4,760,120
      35,981 Emera, Inc. (CAD)                     1,635,487
     910,264 Enel S.p.A., ADR                      9,002,511
      69,975 Eversource Energy                     6,033,244
     417,841 Exelon Corp.                         18,777,774
      43,034 Fortis, Inc. (CAD)                    1,919,663
     171,849 Iberdrola S.A., ADR                   9,341,712
     597,698 IDACORP, Inc.                        61,252,091
     952,985 NextEra Energy, Inc.                 73,865,867
      36,138 Orsted A/S, ADR                       1,758,656
      63,810 PPL Corp.                             1,858,785
     294,775 Southern (The) Co.                   19,505,262
     553,929 Xcel Energy, Inc.                    39,495,138
                                              --------------
                                                 326,763,083
                                              --------------
             GAS UTILITIES -- 10.1%
   2,939,241 AltaGas Ltd. (CAD)                   54,927,686
     501,367 Atmos Energy Corp.                   51,936,607
      10,369 Chesapeake Utilities Corp.            1,228,934
     741,435 New Jersey Resources Corp.           31,103,198
     374,780 ONE Gas, Inc.                        30,158,547
     683,236 UGI Corp.                            29,864,246
                                              --------------
                                                 199,219,218
                                              --------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.7%
     353,870 AES (The) Corp.                       9,844,663
     176,472 Clearway Energy, Inc., Class A        4,690,626
                                              --------------
                                                  14,535,289
                                              --------------
             MULTI-UTILITIES -- 16.5%
     554,698 ATCO Ltd., Class I (CAD)             19,039,750
      41,825 Black Hills Corp.                     2,885,088
      68,750 Canadian Utilities Ltd., Class A
                (CAD)                              1,964,925
   2,450,323 CenterPoint Energy, Inc.             60,008,410
     456,332 CMS Energy Corp.                     29,383,217
     368,784 Dominion Energy, Inc.                29,465,842
      14,883 DTE Energy Co.                        2,083,918
   1,369,229 Public Service Enterprise Group,
                Inc.                              86,480,504
     583,717 Sempra Energy                        80,301,948
     151,549 WEC Energy Group, Inc.               14,726,016
                                              --------------
                                                 326,339,618
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 21.3%
     596,160 Cheniere Energy, Inc. (a)            46,214,323
   1,281,913 Enbridge, Inc.                       49,443,385
     475,101 Equitrans Midstream Corp.             3,876,824

SHARES       DESCRIPTION                          VALUE
------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
   1,435,263 Keyera Corp. (CAD)               $   32,823,694
   1,961,835 Kinder Morgan, Inc.                  33,449,287
   1,307,927 ONEOK, Inc.                          68,456,899
   2,381,521 TC Energy Corp.                     117,813,844
   2,782,365 Williams (The) Cos., Inc.            67,778,411
                                              --------------
                                                 419,856,667
                                              --------------
             WATER UTILITIES -- 0.5%
      66,127 American Water Works Co., Inc.       10,315,151
                                              --------------
             TOTAL COMMON STOCKS
                -- 68.5%                       1,351,407,484
             (Cost $1,103,879,368)            --------------

             MASTER LIMITED PARTNERSHIPS
                -- 29.9%
             CHEMICALS -- 0.9%
     608,647 Westlake Chemical Partners, L.P.     16,354,345
                                              --------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 6.9%
   1,832,431 NextEra Energy Partners,
                L.P. (b)                         136,607,731
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 22.1%
     661,812 Cheniere Energy Partners, L.P.       27,855,667
   3,629,553 Energy Transfer, L.P.                31,250,451
   5,858,813 Enterprise Products Partners,
                L.P.                             134,811,287
   1,442,971 Holly Energy Partners, L.P.          29,537,616
   3,067,028 Magellan Midstream
                Partners, L.P.                   143,444,899
   5,444,178 Plains GP Holdings, L.P.,
                Class A (b)                       51,066,390
     750,988 Shell Midstream Partners, L.P.       11,587,745
     444,573 Teekay LNG Partners, L.P. (b)         6,624,138
                                              --------------
                                                 436,178,193
                                              --------------
             TOTAL MASTER LIMITED
                PARTNERSHIPS -- 29.9%            589,140,269
             (Cost $490,011,224)              --------------

             MONEY MARKET FUNDS -- 1.3%
  26,298,907 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (c)                 26,298,907
             (Cost $26,298,907)               --------------

             TOTAL INVESTMENTS -- 99.7%        1,966,846,660
             (Cost $1,620,189,499) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                5,122,510
                                              --------------
             NET ASSETS -- 100.0%             $1,971,969,170
                                              ==============

(a)   Non-income producing security.

(b)   This security is taxed as a "C" corporation for federal income tax purposes.

                        See Notes to Financial Statements                 Page 9


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)

(c)   Rate shown reflects yield as of April 30, 2021.

(d)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $358,837,602 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,180,441. The net unrealized appreciation was $346,657,161.

ADR   - American Depositary Receipt

Currency Abbreviations:
CAD - Canadian Dollar

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                      LEVEL 2       LEVEL 3
                       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                        QUOTED       OBSERVABLE   UNOBSERVABLE
                        PRICES         INPUTS        INPUTS
                    ------------------------------------------
Common Stocks*      $1,351,407,484  $         --  $         --
Master Limited
   Partnerships*       589,140,269            --            --
Money Market
   Funds                26,298,907            --            --
                    ------------------------------------------
Total Investments   $1,966,846,660  $         --  $         --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 10                 See Notes to Financial Statements


FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2021 (UNAUDITED)

SHARES       DESCRIPTION                          VALUE
------------------------------------------------------------
             COMMON STOCKS -- 83.5%
             CONSTRUCTION & ENGINEERING
                -- 2.0%
       2,482 Quanta Services, Inc.            $      239,860
                                              --------------
             ELECTRIC UTILITIES -- 34.8%
      10,032 Alliant Energy Corp.                    563,498
       3,218 American Electric Power Co.,
                Inc.                                 285,469
         278 Edison International                     16,527
       1,249 Emera, Inc. (CAD)                        56,772
      26,571 Enel S.p.A., ADR                        262,787
       1,352 Eversource Energy                       116,569
       3,978 Fortis, Inc. (CAD)                      177,451
       2,429 Hydro One Ltd. (CAD) (a) (b)             58,238
       7,172 Iberdrola S.A., ADR                     389,870
       3,357 IDACORP, Inc.                           344,025
      10,958 NextEra Energy, Inc.                    849,355
         832 Orsted AS (DKK) (a) (b)                 121,355
       8,792 PPL Corp.                               256,111
       8,790 Xcel Energy, Inc.                       626,727
                                              --------------
                                                   4,124,754
                                              --------------
             GAS UTILITIES -- 9.8%
      14,302 AltaGas Ltd. (CAD)                      267,271
       2,871 Atmos Energy Corp.                      297,407
       1,090 Chesapeake Utilities Corp.              129,187
       5,283 New Jersey Resources Corp.              221,622
       3,061 ONE Gas, Inc.                           246,319
                                              --------------
                                                   1,161,806
                                              --------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 7.0%
       4,000 AES (The) Corp.                         111,280
       1,118 Brookfield Renewable Corp.,
                Class A (CAD)                         46,343
       3,737 Clearway Energy, Inc., Class A           99,329
      16,333 EDP Renovaveis S.A. (EUR)               389,194
       1,142 Encavis AG (EUR)                         21,981
       4,758 Northland Power, Inc. (CAD)             163,897
                                              --------------
                                                     832,024
                                              --------------
             MORTGAGE REAL ESTATE INVESTMENT
                TRUSTS -- 0.9%
       1,892 Hannon Armstrong Sustainable
                Infrastructure Capital, Inc.          99,141
                                              --------------
             MULTI-UTILITIES -- 20.0%
       7,280 CMS Energy Corp.                        468,759
       3,048 Dominion Energy, Inc.                   243,535
         350 DTE Energy Co.                           49,007
       1,050 National Grid PLC, ADR                   66,129
       7,568 Public Service Enterprise Group,
                Inc.                                 477,995
       4,528 Sempra Energy                           622,917
       4,539 WEC Energy Group, Inc.                  441,055
                                              --------------
                                                   2,369,397
                                              --------------

SHARES       DESCRIPTION                          VALUE
------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS
                -- 4.7%
       3,073 Cheniere Energy, Inc. (c)        $      238,219
      13,122 Williams (The) Cos., Inc.               319,652
                                              --------------
                                                     557,871
                                              --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 0.4%
         361 Enphase Energy, Inc. (c)                 50,269
                                              --------------
             WATER UTILITIES -- 3.9%
       2,988 American Water Works Co., Inc.          466,098
                                              --------------
             TOTAL COMMON STOCKS -- 83.5%          9,901,220
             (Cost $9,212,185)                --------------

             MASTER LIMITED PARTNERSHIPS
                -- 12.6%
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY
                PRODUCERS -- 10.7%
       3,779 Brookfield Renewable Partners,
                L.P. (CAD)                           148,590
      14,981 NextEra Energy Partners,
                L.P. (d)                           1,116,833
                                              --------------
                                                   1,265,423
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 1.9%
       5,353 Cheniere Energy Partners, L.P.          225,308
                                              --------------
             TOTAL MASTER LIMITED
                PARTNERSHIPS -- 12.6%              1,490,731
             (Cost $1,383,790)                --------------

             MONEY MARKET FUNDS -- 3.9%
     469,580 Morgan Stanley Institutional
                Liquidity Funds Treasury
                Portfolio - Institutional
                Class - 0.01% (e)                    469,580
             (Cost $469,580)                  --------------

             TOTAL INVESTMENTS -- 100.0%          11,861,531
             (Cost $11,065,555) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                 (1,631)
                                              --------------
             NET ASSETS -- 100.0%             $   11,859,900
                                              ==============

(a)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(c)   Non-income producing security.

(d)   This security is taxed as a "C" corporation for federal income tax purposes.

                        See Notes to Financial Statements                Page 11


FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)

(e)   Rate shown reflects yield as of April 30, 2021.

(f)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $827,235 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $31,259. The net unrealized appreciation was
      $795,976.

ADR   - American Depositary Receipt

Currency Abbreviations:
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                      LEVEL 2       LEVEL 3
                       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                        QUOTED       OBSERVABLE   UNOBSERVABLE
                        PRICES         INPUTS        INPUTS
                    ------------------------------------------
Common Stocks*      $    9,901,220  $         --  $         --
Master Limited
   Partnerships*         1,490,731            --            --
Money Market
   Funds                   469,580            --            --
                    ------------------------------------------
Total Investments   $   11,861,531  $         --  $         --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 12                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2021 (UNAUDITED)


                                                                             FIRST TRUST NORTH             FIRST TRUST
                                                                              AMERICAN ENERGY              EIP CARBON
                                                                            INFRASTRUCTURE FUND            IMPACT ETF
                                                                                  (EMLP)                     (ECLN)
                                                                           ---------------------      ---------------------
ASSETS:
Investments, at value..................................................      $   1,966,846,660          $      11,861,531
Cash...................................................................              2,163,422                         --
Receivables:
   Dividends...........................................................              6,611,332                      6,552
   Reclaims............................................................                  2,660                        127
                                                                             -----------------          -----------------
   Total Assets........................................................          1,975,624,074                 11,868,210
                                                                             -----------------          -----------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................              2,163,422                         --
   Investment advisory fees............................................              1,491,482                      8,310
                                                                             -----------------          -----------------
   Total Liabilities...................................................              3,654,904                      8,310
                                                                             -----------------          -----------------
NET ASSETS.............................................................      $   1,971,969,170          $      11,859,900
                                                                             =================          =================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $   2,107,939,643          $      11,085,507
Par value..............................................................                822,050                      5,000
Accumulated distributable earnings (loss)..............................           (136,792,523)                   769,393
                                                                             -----------------          -----------------
NET ASSETS.............................................................      $   1,971,969,170          $      11,859,900
                                                                             =================          =================
NET ASSET VALUE, per share.............................................      $           23.99          $           23.72
                                                                             =================          =================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................             82,205,000                    500,002
                                                                             =================          =================
Investments, at cost...................................................      $   1,620,189,499          $      11,065,555
                                                                             =================          =================


                        See Notes to Financial Statements                Page 13


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)


                                                                             FIRST TRUST NORTH             FIRST TRUST
                                                                              AMERICAN ENERGY              EIP CARBON
                                                                            INFRASTRUCTURE FUND            IMPACT ETF
                                                                                  (EMLP)                     (ECLN)
                                                                           ---------------------      ---------------------
INVESTMENT INCOME:
Dividends..............................................................      $      29,237,995          $          67,343
Foreign withholding tax................................................             (1,144,530)                    (2,145)
                                                                             -----------------          -----------------
   Total investment income.............................................             28,093,465                     65,198
                                                                             -----------------          -----------------
EXPENSES:
Investment advisory fees...............................................              8,472,976                     27,053
                                                                             -----------------          -----------------
   Total expenses......................................................              8,472,976                     27,053
                                                                             -----------------          -----------------
NET INVESTMENT INCOME (LOSS)...........................................             19,620,489                     38,145
                                                                             -----------------          -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................            (36,166,669)                   (13,184)
   In-kind redemptions.................................................             26,725,319                         --
   Foreign currency transactions.......................................               (146,589)                      (262)
                                                                             -----------------          -----------------
Net realized gain (loss)...............................................             (9,587,939)                   (13,446)
                                                                             -----------------          -----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................            381,526,264                    646,344
   Foreign currency translation........................................                  8,873                         12
                                                                             -----------------          -----------------
Net change in unrealized appreciation (depreciation)...................            381,535,137                    646,356
                                                                             -----------------          -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            371,947,198                    632,910
                                                                             -----------------          -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $     391,567,687          $         671,055
                                                                             =================          =================


Page 14                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND IV

STATEMENTS OF CHANGES IN NET ASSETS


                                                                    FIRST TRUST                        FIRST TRUST
                                                               NORTH AMERICAN ENERGY                    EIP CARBON
                                                                INFRASTRUCTURE FUND                     IMPACT ETF
                                                                       (EMLP)                             (ECLN)
                                                          --------------------------------   --------------------------------
                                                            SIX MONTHS                         SIX MONTHS
                                                               ENDED            YEAR              ENDED            YEAR
                                                             4/30/2021          ENDED           4/30/2021          ENDED
                                                            (UNAUDITED)      10/31/2020        (UNAUDITED)      10/31/2020
                                                          ---------------  ---------------   ---------------  ---------------
OPERATIONS:
Net investment income (loss)............................  $    19,620,489  $    24,398,545   $        38,145  $        29,664
Net realized gain (loss)................................       (9,587,939)    (175,456,336)          (13,446)          (8,200)
Net change in unrealized appreciation (depreciation)....      381,535,137     (338,518,753)          646,356           92,447
                                                          ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations......................................      391,567,687     (489,576,544)          671,055          113,911
                                                          ---------------  ---------------   ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................      (36,266,511)     (68,217,610)          (43,160)         (32,791)
Return of capital.......................................               --      (31,788,050)               --          (11,860)
                                                          ---------------  ---------------   ---------------  ---------------
Total distributions to shareholders.....................      (36,266,511)    (100,005,660)          (43,160)         (44,651)
                                                          ---------------  ---------------   ---------------  ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................       48,634,001      234,222,012         9,092,402               --
Cost of shares redeemed.................................     (119,862,649)    (522,103,189)               --               --
                                                          ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................      (71,228,648)    (287,881,177)        9,092,402               --
                                                          ---------------  ---------------   ---------------  ---------------
Total increase (decrease) in net assets.................      284,072,528     (877,463,381)        9,720,297           69,260

NET ASSETS:
Beginning of period.....................................    1,687,896,642    2,565,360,023         2,139,603        2,070,343
                                                          ---------------  ---------------   ---------------  ---------------
End of period...........................................  $ 1,971,969,170  $ 1,687,896,642   $    11,859,900  $     2,139,603
                                                          ===============  ===============   ===============  ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................       85,755,000      103,305,000           100,002          100,002
Shares sold.............................................        2,150,000        9,650,000           400,000               --
Shares redeemed.........................................       (5,700,000)     (27,200,000)               --               --
                                                          ---------------  ---------------   ---------------  ---------------
Shares outstanding, end of period.......................       82,205,000       85,755,000           500,002          100,002
                                                          ===============  ===============   ===============  ===============


                        See Notes to Financial Statements                Page 15


FIRST TRUST EXCHANGE-TRADED FUND IV

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)



                                          SIX MONTHS
                                             ENDED                           YEAR ENDED OCTOBER 31,
                                           4/30/2021     --------------------------------------------------------------
                                          (UNAUDITED)       2020         2019         2018         2017         2016
                                          -----------    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period      $     19.68    $    24.83   $    22.64   $    24.55   $    24.76   $    23.03
                                          -----------    ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.24          0.20         0.36         0.35         0.44         0.30
Net realized and unrealized gain (loss)          4.51         (4.33)        2.81        (1.33)        0.32         2.37
                                          -----------    ----------   ----------   ----------   ----------   ----------
Total from investment operations                 4.75         (4.13)        3.17        (0.98)        0.76         2.67
                                          -----------    ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.44)        (0.70)       (0.29)       (0.45)       (0.48)       (0.30)
Return of capital                                  --         (0.32)       (0.69)       (0.48)       (0.49)       (0.64)
                                          -----------    ----------   ----------   ----------   ----------   ----------
Total distributions                             (0.44)        (1.02)       (0.98)       (0.93)       (0.97)       (0.94)
                                          -----------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period            $     23.99    $    19.68   $    24.83   $    22.64   $    24.55   $    24.76
                                          ===========    ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                24.39%       (16.69)%      14.22%       (4.03)%       3.06%       12.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 1,971,969    $1,687,897   $2,565,360   $2,117,805   $1,910,977   $1,379,029
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.95%(b)      0.95%        0.95%        0.95%        0.95%        0.95%
Ratio of net investment income (loss) to
   average net assets                            2.20%(b)      1.13%        1.52%        1.40%        1.59%        1.44%
Portfolio turnover rate (c)                        31%           46%          33%          35%          24%          40%



FIRST TRUST EIP CARBON IMPACT ETF (ECLN)

                                          SIX MONTHS
                                             ENDED          YEAR          PERIOD
                                           4/30/2021       ENDED          ENDED
                                          (UNAUDITED)    10/31/2020   10/31/2019 (d)
                                          -----------    ----------   --------------
Net asset value, beginning of period      $     21.40    $    20.70     $    20.09
                                          -----------    ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.15          0.30           0.05
Net realized and unrealized gain (loss)          2.33          0.85           0.56
                                          -----------    ----------     ----------
Total from investment operations                 2.48          1.15           0.61
                                          -----------    ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.16)        (0.33)            --
Return of capital                                  --         (0.12)            --
                                          -----------    ----------     ----------
Total from investment operations                (0.16)        (0.45)            --
                                          -----------    ----------     ----------
Net asset value, end of period            $     23.72    $    21.40     $    20.70
                                          ===========    ==========     ==========
TOTAL RETURN (a)                                11.62%         5.69%          3.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $    11,860    $    2,140     $    2,070
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.95%(b)      0.95%          0.95% (b)
Ratio of net investment income (loss) to
   average net assets                            1.34%(b)      1.45%          1.18% (b)
Portfolio turnover rate (c)                        27%           23%             3%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   Inception date is August 19, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 16                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds that are offering shares. This report covers the two funds (each a "Fund" and collectively, the "Funds") listed below.
The shares of each Fund are listed and traded on the NYSE Arca, Inc. ("NYSE
Arca").

    First Trust North American Energy Infrastructure Fund - (ticker
       "EMLP")
    First Trust EIP Carbon Impact ETF - (ticker "ECLN")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund. EMLP's investment objective is to seek total return. EMLP will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies deemed by Energy Income Partners, LLC ("EIP" or the "Sub-Advisor") to be engaged in the energy infrastructure sector, which principally include publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, pipeline companies, utilities, and other companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries
(collectively, "Energy Infrastructure Companies"). In addition, under normal market conditions, the Fund will invest at least 80% of its net assets
(including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada. ECLN's investment objective is to seek to achieve a competitive risk-adjusted total return balanced between dividends and capital appreciation. ECLN will invest, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of companies identified by EIP as having or seeking to have a positive carbon impact, defined as companies that reduce, have a publicly available plan to reduce, or enable the reduction of carbon and other greenhouse gas emissions from the production, transportation, conversion, storage and use of energy. ECLN's investments will be concentrated in the industries constituting the energy infrastructure sector, which principally include utilities, natural gas pipeline companies, manufacturers, contracted developers and/or owners of renewable energy, and other companies that derive the majority of their earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of the market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2021 (UNAUDITED)

in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2021 (UNAUDITED)

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of April 30, 2021, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and is included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2021 (UNAUDITED)

The tax character of distributions paid by each Fund during the fiscal year ended October 31, 2020 was as follows:


                                                                    Distributions      Distributions       Distributions
                                                                      paid from          paid from           paid from
                                                                   Ordinary Income     Capital Gains     Return of Capital
                                                                   ---------------     -------------     -----------------
First Trust North American Energy Infrastructure Fund              $    68,217,610     $          --     $      31,788,050
First Trust EIP Carbon Impact ETF                                           32,791                --                11,860


As of October 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                        Accumulated
                                                                    Undistributed       Capital and       Net Unrealized
                                                                      Ordinary             Other           Appreciation
                                                                       Income           Gain (Loss)       (Depreciation)
                                                                   ---------------     -------------     -----------------
First Trust North American Energy Infrastructure Fund              $            --     $(445,337,693)    $     (46,756,006)
First Trust EIP Carbon Impact ETF                                               --            (7,613)              149,111


E. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, EMLP and ECLN had non-expiring capital loss carryforwards available for federal income tax purposes of $445,337,693 and $7,613, respectively.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For EMLP, the taxable years ended
2017, 2018, 2019, and 2020 remain open to federal and state audit. For ECLN, the taxable years ended 2019 and 2020 remain open to federal and state audit. As of
April 30, 2021, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the
Funds' financial statements for uncertain tax positions.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Funds had no net late year ordinary capital losses.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

The Trust, on behalf of the Funds, and First Trust have retained EIP, an affiliate of First Trust, to serve as the Funds' investment sub-advisor. In this capacity, EIP is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. Pursuant to the Investment
Management Agreement between the Trust and the Advisor, First Trust will supervise EIP and its management of the investment of each Fund's assets and will pay EIP for its services as the Funds' sub-advisor. First Trust will also be responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2021 (UNAUDITED)

service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Each Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. EIP receives a sub-advisory fee for EMLP from First Trust equal to 45% of any remaining monthly investment management fee paid to First Trust after the Fund's average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month. EIP receives a sub-advisory fee for ECLN from
First Trust equal to an annual rate of 0.475% of the Fund's average daily net assets less one-half of the Fund's expenses, for which EIP is responsible.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and
EIP Partners, LLC, an affiliate of EIP.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2021, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                          Purchases             Sales
                                                                                       ---------------     ---------------
First Trust North American Energy Infrastructure Fund                                  $   549,758,928     $   553,220,294
First Trust EIP Carbon Impact ETF                                                            1,716,724           1,568,124


For the six months ended April 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                          Purchases             Sales
                                                                                       ---------------     ---------------
First Trust North American Energy Infrastructure Fund                                  $    47,995,461     $   117,513,165
First Trust EIP Carbon Impact ETF                                                            8,722,223                  --


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold a Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2021 (UNAUDITED)

Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2022.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

                                                                         Page 23


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2021 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND IV
                           APRIL 30, 2021 (UNAUDITED)

or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as
COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the funds without significant dilution of remaining investors' interests in the funds. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 26, 2021 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee's annual meeting held on March 16, 2021 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because each Fund primarily holds assets that are highly liquid investments, the Funds have not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 25

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FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Senior Loan Fund (FTSL)

Semi-Annual Report
For the Six Months Ended
April 30, 2021


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2021

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Senior Loan Fund; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Senior Loan Fund (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2021.

I would like to begin my remarks by saying that this is a time for all of us to be thankful. It is astounding to me that our scientists and extended health care community successfully discovered, developed, and distributed multiple effective vaccines to treat the coronavirus ("COVID-19") in the span of just 15 months.
Suffice it to say that we are witnessing history in the making. We even received some good news recently with respect to wearing masks in public, a polarizing act for many politicians and Americans. The Centers for Disease Control and
Prevention released a new set of guidelines in mid-May for those individuals who have been fully vaccinated. It essentially says fully vaccinated Americans can quit wearing their masks outdoors (even in crowds), in most indoor settings, and can drop social distancing altogether. This is a big step towards expediting the reopening of the U.S. economy.

For those who may not know, we subscribe to the buy-and-hold philosophy of investing here at First Trust Advisors L.P., even though it means enduring lots of tough times. While the notion of being able to time the market is seductive on its face, very few investors are skilled enough to make it work over time. I can think of no better example than the COVID-19 pandemic. The degree of uncertainty surrounding the onset of the virus alone was enough to make the average investor want to run for cover. And if that was not enough, the 33.8%
plunge in the S&P 500(R) Index (the "Index") from February 19, 2020, through
March 23, 2020 (23 trading days) was a real gut check for most of us. But a funny thing happened on the way to another potential collapse of the market - it did not happen. In fact, thanks to the U.S. Federal government stepping up with trillions of dollars of timely fiscal and monetary support, the stock market roared. From March 23, 2020 through May 14, 2021, the Index posted a total return of 90.14%, according to Bloomberg. What a shame for those investors who may have moved some, or all, of their capital out of equities. What looked like a great time to de-risk turned out to be just the opposite.

The overall climate for investing looks bright for a few reasons. First, U.S.
real gross domestic product ("GDP") growth is expected to grow by 6.4%
year-over-year in 2021, according to the International Monetary Fund. The last time the U.S. economy grew that fast was in 1984, when real GDP growth reached
7.2%. Second, corporate earnings are expected to recover from their 2020 slide.
Bloomberg's consensus year-over-year earnings growth rate estimates for the
Index for 2021 and 2022 were 33.17% and 12.87%, respectively, as of May 14,
2021. That is a significant rebound from the 12.44% decline in earnings in 2020.
Third, inflation is rising, and that is exactly what the Federal Reserve has been wanting for some time. Central banks around the world have spent years battling deflationary pressures, so a little bit of inflation is welcome at this stage of the recovery. Lastly, the U.S. labor market is robust despite the talk about the millions of people who lost their jobs in the COVID-19 pandemic and are living off unemployment benefits. As of March 31, 2021, there were 8.12 million job openings in the U.S., the highest total since record-keeping began in December 2000, according to the Bureau of Labor Statistics. We need to get people back to work.

While it seems fashionable to sell fear these days, we choose to follow the data. Remember, the Index has never failed to fully recoup the losses sustained in a market correction or bear market. Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

The First Trust Senior Loan Fund's (the "Fund") primary investment objective is to provide high current income. The Fund's secondary investment objective is the preservation of capital. Under normal market conditions, the Fund seeks to outperform each of the S&P/LSTA U.S. Leveraged Loan 100 Index and the Markit
iBoxx USD Liquid Leveraged Loan Index by investing at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans ("Senior Loans"). The S&P/LSTA U.S. Leveraged Loan 100 Index (the "LL
100") is a market value-weighted index designed to measure the performance of the largest segment of the U.S. syndicated leveraged loan market. The LL 100 consists of 100 loan facilities drawn from a larger benchmark, the S&P/LSTA
Leveraged Loan Index. The Markit iBoxx USD Liquid Leveraged Loan Index (the "MI
100") selects the 100 most liquid Senior Loans in the market. The Fund does not seek to track either the LL 100 or MI 100, but rather seeks to outperform each of the Indices. It is anticipated that the Fund, in accordance with its principal investment strategy, will invest approximately 50% to 75% of its net assets in Senior Loans that are eligible for inclusion in and meet the liquidity thresholds of the LL 100 and/or MI 100 at the time of investment.

A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate ("LIBOR").

The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. Securities rated below investment grade, commonly referred to as "junk" or "high-yield" securities, include securities that are rated Ba1/BB+/BB+ or below by Moody's Investors Service, Inc., Fitch,
Inc., or Standard & Poor's Ratings Group, respectively. The Fund invests in
Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North
America. The Senior Loans included in the Fund's portfolio often maintain a duration of less than 90 days; however, the inclusion of LIBOR floors on certain
Senior Loans or other factors may cause interest rate duration to be longer than
90 days. The Fund may also invest up to 20% of its net assets in (1) non-Senior
Loan debt securities, which may be fixed-rate or floating-rate income-producing securities (including, without limitation, U.S. government debt securities and corporate debt securities which may include convertible bonds), (2) warrants,
U.S. and non U.S. equity and equity-like positions and interests and other securities issued by or with respect to a borrower or its affiliates, and/or (3)
securities of other investment companies.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS              TOTAL RETURNS
                                                    6 Months     1 Year      5 years     Inception      5 Years     Inception
                                                     Ended        Ended       Ended       (5/1/13)       Ended       (5/1/13)
                                                    4/30/21      4/30/21     4/30/21     to 4/30/21     4/30/21     to 4/30/21
FUND PERFORMANCE
NAV                                                  5.80%       11.68%       3.81%        3.31%         20.57%       29.78%
Market Price                                         6.27%       12.45%       3.85%        3.34%         20.82%       30.10%

INDEX PERFORMANCE
S&P/LSTA Leveraged Loan Index(1)                     6.00%       16.10%       4.98%        3.97%         27.52%       36.53%
Markit iBoxx USD Liquid Leveraged Loan
   Index                                             5.00%       11.37%       3.39%        2.71%         18.15%       23.87%
S&P/LSTA U.S. Leveraged Loan 100 Index               5.32%       12.13%       4.62%        3.53%         25.35%       31.95%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

(1)   Prior to March 1, 2021, the Fund's primary benchmark was the S&P/LSTA U.S.
      Leveraged Loan 100 Index ("LL 100"). Effective March 1, 2021, the Fund
      selected the S&P/LSTA Leveraged Loan Index ("LLI") because LLI is more representative of the Fund's portfolio. The Fund will continue to maintain
      LL 100 and the Markit iBoxx USD Liquid Leveraged Loan Index ("MI 100") as
      secondary benchmarks.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

-------------------------------------------------------
                                     % OF SENIOR LOANS
                                         AND OTHER
INDUSTRY CLASSIFICATION                SECURITIES(1)
-------------------------------------------------------
Software                                    23.3%
Health Care Providers & Services            17.3
Pharmaceuticals                              9.4
Health Care Technology                       7.9
Hotels, Restaurants & Leisure                7.6
Insurance                                    6.1
Media                                        3.9
Containers & Packaging                       3.2
Diversified Telecommunication Services       3.1
Commercial Services & Supplies               3.1
Diversified Consumer Services                1.9
Machinery                                    1.9
Specialty Retail                             1.7
Professional Services                        1.5
Electric Utilities                           1.4
Entertainment                                1.3
Aerospace & Defense                          1.2
Diversified Financial Services               0.8
Auto Components                              0.5
Electrical Equipment                         0.4
Construction & Engineering                   0.4
Food Products                                0.4
Communications Equipment                     0.4
Airlines                                     0.3
Household Durables                           0.3
Oil, Gas & Consumable Fuels                  0.2
Chemicals                                    0.2
Building Products                            0.1
Wireless Telecommunication Services          0.1
Textiles, Apparel & Luxury Goods             0.1
Real Estate Management & Development         0.0*
Trading Companies & Distributors             0.0*
Life Sciences Tools & Services               0.0*
                                          -------
     Total                                 100.0%
                                          =======

* Amount is less than 0.1%.

-------------------------------------------------------
                                     % OF SENIOR LOANS
                                         AND OTHER
ASSET CLASSIFICATION                   SECURITIES(1)
-------------------------------------------------------
Senior Floating-Rate Loan Interests         93.7%
Corporate Bonds and Notes                    5.6
Foreign Corporate Bonds and Notes            0.5
Common Stocks                                0.2
Warrants                                     0.0*
Rights                                       0.0*
                                          -------
     Total                                 100.0%
                                          =======

-------------------------------------------------------
                                     % OF SENIOR LOANS
                                         AND OTHER
CREDIT QUALITY (S&P RATINGS)(2)      DEBT SECURITIES(1)
-------------------------------------------------------
BBB-                                         0.1%
BB                                           2.0
BB-                                          7.4
B+                                          23.2
B                                           40.5
B-                                          20.2
CCC+                                         2.1
CCC                                          2.5
D                                            1.7
NR                                           0.3
                                          -------
     Total                                 100.0%
                                          =======

-------------------------------------------------------
                                     % OF SENIOR LOANS
                                         AND OTHER
TOP 10 ISSUERS                         SECURITIES(1)
-------------------------------------------------------
Multiplan, Inc. (MPH)                        2.4%
HUB International Ltd.                       2.4
Change Healthcare Holdings LLC               2.2
IRB Holding Corp. (Arby's/Inspire
   Brands)                                   2.2
Internet Brands, Inc. (WebMD/MH Sub I
   LLC)                                      2.2
SolarWinds Holdings, Inc.                    2.1
Alliant Holdings I LLC                       2.1
McAfee LLC                                   2.1
Endo LLC                                     2.0
Dun & Bradstreet Corp.                       2.0
                                          -------
     Total                                  21.7%
                                          =======

(1)   Percentages are based on long-term positions. Money market funds are excluded.

(2)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of
      BBB- or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the
      Fund or its shares. Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)


                                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                              MAY 1, 2013 - APRIL 30, 2021

            First Trust Senior     S&P/LSTA Leveraged     Markit iBoxx USD Liquid     S&P/LSTA U.S. Leveraged
                Loan Fund              Loan Index          Leveraged Loan Index           Loan 100 Index
5/1/13           $10,000                $10,000                   $10,000                     $10,000
10/31/13          10,092                 10,150                    10,103                      10,122
4/30/14           10,274                 10,382                    10,323                      10,338
10/31/14          10,385                 10,492                    10,389                      10,434
4/30/15           10,637                 10,730                    10,594                      10,589
10/31/15          10,567                 10,540                    10,280                      10,268
4/30/16           10,763                 10,707                    10,484                      10,527
10/31/16          11,034                 11,230                    10,826                      10,968
4/30/17           11,247                 11,568                    11,026                      11,260
10/31/17          11,414                 11,799                    11,161                      11,452
4/30/18           11,592                 12,080                    11,404                      11,706
10/31/18          11,760                 12,334                    11,602                      11,929
4/30/19           12,044                 12,592                    11,877                      12,262
10/31/19          12,156                 12,663                    11,905                      12,339
4/30/20           11,619                 11,759                    11,122                      11,765
10/31/20          12,266                 12,880                    11,798                      12,527
4/30/21           12,978                 13,653                    12,387                      13,195


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

(1)   Prior to March 1, 2021, the Fund's primary benchmark was the S&P/LSTA U.S.
      Leveraged Loan 100 Index ("LL 100"). Effective March 1, 2021, the Fund
      selected the S&P/LSTA Leveraged Loan Index ("LLI") because LLI is more representative of the Fund's portfolio. The Fund will continue to maintain
      LL 100 and the Markit iBoxx USD Liquid Leveraged Loan Index ("MI 100") as
      secondary benchmarks.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2021 (UNAUDITED)

                                    ADVISOR

The First Trust Advisors L.P. ("First Trust") Leveraged Finance Investment Team
is comprised of 16 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2021, the First
Trust Leveraged Finance Investment Team managed or supervised approximately
$6.56 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including three closed-end funds, an open-end fund, three exchange-traded funds, and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - MANAGING DIRECTOR OF FIXED INCOME, SENIOR PORTFOLIO
   MANAGER

JEFFREY SCOTT, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

                                                                          Page 5


FIRST TRUST SENIOR LOAN FUND (FTSL)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2021 (UNAUDITED)

As a shareholder of First Trust Senior Loan Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING        BASED ON THE        DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2020     APRIL 30, 2021     PERIOD (a)       PERIOD (a) (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST SENIOR LOAN FUND (FTSL)
Actual                                              $1,000.00           $1,058.00           0.85%             $4.34
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58           0.85%             $4.26

(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2020 through April 30, 2021), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 90.8%

                  AEROSPACE & DEFENSE -- 1.2%
$      2,624,808  BBA Aviation (Signature Aviation US Holdings, Inc.), Term
                     Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor.....................      3.25%        04/21/28    $     2,610,870
       2,700,715  Peraton Corp., Delayed Funding Term Loan, 1 Mo. LIBOR +
                     3.75%, 0.75% Floor...........................................      4.50%        02/28/28          2,697,339
       1,534,579  Peraton Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75%
                     Floor........................................................      4.50%        02/28/28          1,532,660
       2,686,553  Spirit Aerosystems, Inc., Term Loan B, 1 Mo. LIBOR + 5.25%,
                     0.75% Floor..................................................      6.00%        01/30/25          2,706,702
       2,863,750  Transdigm, Inc., Tranche E Refinancing Term Loan, 1 Mo.
                     LIBOR + 2.25%, 0.00% Floor...................................      2.36%        05/30/25          2,826,865
      11,333,321  Transdigm, Inc., Tranche G Refinancing Term Loan, 1 Mo.
                     LIBOR + 2.25%, 0.00% Floor...................................      2.36%        08/22/24         11,194,941
                                                                                                                 ---------------
                                                                                                                      23,569,377
                                                                                                                 ---------------
                  AIRLINES -- 0.3%
       5,723,987  American Airlines, Inc. (AAdvantage Loyalty IP Ltd.), Initial
                     Term Loan, 3 Mo. LIBOR + 4.75%, 0.75% Floor..................      5.50%        03/24/28          5,881,397
                                                                                                                 ---------------
                  APPAREL, ACCESSORIES & LUXURY GOODS -- 0.1%
       1,379,846  Careismatic Brands/New Trojan, Inc. (fka Strategic Partners),
                     Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor................      3.75%        01/31/28          1,374,671
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 17.8%
      10,435,809  CCC Information Services, Inc. (Cypress), Term Loan B, 1 Mo.
                     LIBOR + 3.00%, 1.00% Floor...................................      4.00%        04/26/24         10,436,748
      16,969,044  Epicor Software Corp., New Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................      4.00%        07/30/27         16,934,258
      16,332,964  Flexera Software LLC, 2020 Term Loan B, 3 Mo. LIBOR +
                     3.75%, 0.75% Floor...........................................      4.50%        01/26/28         16,356,320
      11,514,100  Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo.
                     LIBOR + 4.00%, 0.75% Floor...................................      4.75%        10/01/27         11,514,101
      29,970,142  Greeneden U.S. Holdings II LLC (Genesys Telecommunications
                  Lboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR +
                     4.00%, 0.75% Floor...........................................      4.75%        12/01/27         30,015,098
       2,113,807  Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR
                     + 6.25%, 0.75% Floor.........................................      7.00%        07/10/25          2,126,131
      31,188,851  Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.75% Floor..................................................      4.25%        07/01/24         31,198,520
       7,970,929  Imprivata, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50%
                     Floor........................................................      4.25%        11/30/27          7,958,733
       5,655,254  Inmar Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00%
                     Floor........................................................      5.00%        05/01/24          5,598,701
      17,339,878  Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New
                     Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor..................      4.75%        09/15/24         17,318,203
      20,730,477  Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term
                     Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor.......................      3.61%        09/13/24         20,526,074
       3,935,420  Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan
                     (Second Lien), 1 Mo. LIBOR + 6.25%, 0.00% Floor..............      6.36%        02/15/29          3,969,855
      20,259,397  LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%,
                     0.00% Floor..................................................      4.86%        08/31/27         20,215,029
      40,959,234  McAfee LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00%
                     Floor........................................................      3.86%        09/30/24         40,928,515
          64,504  Micro Focus International (MA Financeco LLC), Miami Escrow
                     Term Loan B3, 1 Mo. LIBOR + 2.75%, 0.00% Floor...............      2.86%        06/21/24             63,638


                        See Notes to Financial Statements                 Page 7


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  APPLICATION SOFTWARE (CONTINUED)
$        435,496  Micro Focus International (MA Financeco LLC), Seattle Spinco
                     Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor................      2.86%        06/21/24    $       429,642
       4,282,096  Micro Focus International (MA Financeco LLC), Term Loan B4,
                     3 Mo. LIBOR + 4.25%, 1.00% Floor.............................      5.25%        06/05/25          4,296,355
       2,995,013  N-Able, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50%
                     Floor........................................................      3.50%        04/16/28          2,987,525
      23,361,443  RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50%
                     Floor........................................................      3.75%        03/31/28         23,241,833
      41,997,342  SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      2.86%        02/05/24         41,347,223
      38,027,133  Solera Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      2.86%        03/03/23         37,799,731
         773,526  TIBCO Software, Inc., Term Loan B-3, 1 Mo. LIBOR + 3.75%,
                     0.00% Floor..................................................      3.87%        06/30/26            767,477
         690,341  Ultimate Kronos Group (UKG, Inc.), New Term Loan, 3 Mo.
                     LIBOR + 3.25%, 0.75% Floor...................................      4.00%        05/03/26            690,555
       8,394,867  Veeam Software Holdings Ltd. (VS Buyer LLC), Term Loan B,
                     1 Mo. LIBOR + 3.00%, 0.00% Floor.............................      3.11%        02/28/27          8,321,412
                                                                                                                 ---------------
                                                                                                                     355,041,677
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 0.5%
       5,547,874  Clarios Global L.P. (Power Solutions), Term Loan B, 1 Mo.
                     LIBOR + 3.25%, 0.00% Floor...................................      3.36%        04/30/26          5,486,848
       3,956,874  Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR +
                     3.50%, 1.00% Floor...........................................      4.50%        06/30/24          3,016,918
       2,066,807  Truck Hero, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75%
                     Floor........................................................      4.50%        01/31/28          2,061,413
                                                                                                                 ---------------
                                                                                                                      10,565,179
                                                                                                                 ---------------
                  BROADCASTING -- 2.1%
       1,396,500  E.W. Scripps Co., Incremental Term Loan, 1 Mo. LIBOR +
                     3.00%, 0.75% Floor...........................................      3.75%        12/31/27          1,393,232
      21,708,835  iHeartCommunications, Inc., Incremental Term Loan B, 1 Mo.
                     LIBOR + 4.00%, 0.75% Floor...................................      4.75%        05/01/26         21,708,835
      15,033,490  iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      3.11%        04/29/26         14,836,251
         734,432  Univision Communications, Inc., 2017 Replacement Repriced
                     Term Loan C-5 (First Lien), 1 Mo. LIBOR + 2.75%, 1.00%
                     Floor........................................................      3.75%        03/15/24            731,780
       2,727,621  Univision Communications, Inc., Extended Term Loan B, 1 Mo.
                     LIBOR + 3.75%, 1.00% Floor...................................      4.75%        03/24/26          2,729,803
                                                                                                                 ---------------
                                                                                                                      41,399,901
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 0.1%
         357,784  Hillman (The) Group, Inc., Delayed Draw Term Loan, 1 Mo.
                     LIBOR + 2.75%, 0.50% Floor...................................      3.25%        02/24/28            355,637
       1,762,086  Hillman (The) Group, Inc., Term Loan B1, 1 Mo. LIBOR +
                     2.75%, 0.50% Floor...........................................      3.25%        02/24/28          1,751,514
                                                                                                                 ---------------
                                                                                                                       2,107,151
                                                                                                                 ---------------
                  CASINOS & GAMING -- 4.4%
       5,160,743  Bally's Corp. (fka Twin River), Term Loan B, 3 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      2.95%        05/10/26          5,109,135


Page 8                  See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  CASINOS & GAMING (CONTINUED)
$      2,371,490  Boyd Gaming Corp., Term Loan B, 1 Wk. LIBOR + 2.25%,
                     0.00% Floor..................................................      2.34%        09/15/23    $     2,366,297
      30,057,348  Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      2.86%        12/22/24         29,707,781
       1,304,192  Caesars Resort Collection LLC, Term Loan B-1, 1 Mo. LIBOR
                     + 4.50%, 0.00% Floor.........................................      4.61%        06/30/25          1,307,179
      11,233,606  CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.25%,
                     0.75% Floor..................................................      3.00%        04/18/24         11,098,803
      29,930,536  Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%,
                     0.75% Floor..................................................      3.25%        10/04/23         29,540,241
       8,154,631  Scientific Games International, Inc., Term Loan B5, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      2.86%        08/14/24          8,030,762
         993,863  Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo.
                     LIBOR + 3.50%, 0.00% Floor...................................      3.70%        07/10/25            995,791
                                                                                                                 ---------------
                                                                                                                      88,155,989
                                                                                                                 ---------------
                  COMMUNICATIONS EQUIPMENT -- 0.4%
       7,198,264  Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00%
                     Floor........................................................      3.36%        04/06/26          7,139,814
                                                                                                                 ---------------
                  CONSTRUCTION & ENGINEERING -- 0.4%
         686,940  Pike Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00%
                     Floor........................................................      3.12%        01/20/28            683,628
       7,424,402  Westinghouse Electric (Brookfield WEC Holdings, Inc.), Term
                     Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor.....................      3.25%        08/01/25          7,335,310
                                                                                                                 ---------------
                                                                                                                       8,018,938
                                                                                                                 ---------------
                  DIVERSIFIED CHEMICALS -- 0.1%
       2,762,889  Ineos US Petrochem LLC (Ineos Quattro), Term Loan B, 3 Mo.
                     LIBOR + 2.75%, 0.50% Floor...................................      3.25%        01/31/26          2,749,074
                                                                                                                 ---------------
                  ELECTRIC UTILITIES -- 1.3%
      26,759,001  PG&E Corp., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50%
                     Floor........................................................      3.50%        06/23/25         26,642,064
                                                                                                                 ---------------
                  ELECTRICAL COMPONENTS & EQUIPMENT -- 0.4%
       8,554,196  Array Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     0.50% Floor..................................................      3.75%        10/14/27          8,527,506
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 1.0%
      14,349,299  Packers Holdings LLC (PSSI), Term Loan B, 3 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................      4.00%        03/15/28         14,190,883
       5,023,041  TruGreen L.P., Second Refinancing Term Loan B, 1 Mo. LIBOR
                     + 4.00%, 0.75% Floor.........................................      4.75%        11/02/27          5,016,762
                                                                                                                 ---------------
                                                                                                                      19,207,645
                                                                                                                 ---------------
                  HEALTH CARE DISTRIBUTORS -- 0.8%
       8,933,316  Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%,
                     0.00% Floor..................................................      4.36%        07/09/25          8,892,848
       7,659,420  Radiology Partners, Inc., Term Loan B, 1 Yr. LIBOR + 4.25%,
                     0.00% Floor..................................................      4.54%        07/09/25          7,624,723
                                                                                                                 ---------------
                                                                                                                      16,517,571
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 0.0%
         662,255  Select Medical Corp., Term Loan B, 1 Mo. LIBOR + 2.25%,
                     0.00% Floor..................................................      2.37%        03/06/25            654,394
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 9


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE SERVICES -- 12.8%
$      2,044,736  AccentCare (Pluto Acquisition I, Inc.), Incremental Term Loan,
                     1 Mo. LIBOR + 5.00%, 0.50% Floor.............................      5.50%        06/20/26    $     2,052,404
       1,000,000  AccentCare (Pluto Acquisition I, Inc.), Term Loan B, 1 Mo.
                     LIBOR + 4.50%, 0.00% Floor...................................      4.61%        06/20/26          1,000,000
      13,542,012  ADMI Corp. (Aspen Dental), Term Loan B2, 1 Mo. LIBOR +
                     2.75%, 0.50% Floor...........................................      3.25%        12/23/27         13,420,676
       5,984,506  Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings,
                     Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor.........      4.50%        04/21/24          5,886,540
      31,695,053  Athenahealth, Inc. (VVC Holding Corp.), Term Loan B-1, 3 Mo.
                     LIBOR + 4.25%, 0.00% Floor...................................      4.45%        02/11/26         31,774,290
       9,319,778  Aveanna Healthcare LLC, Term Loan B, 3 Mo. LIBOR + 4.25%,
                     1.00% Floor..................................................      5.25%        03/16/24          9,287,718
       9,234,541  Brightspring Health (Phoenix Guarantor, Inc.), New Incremental
                     Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor..................      3.61%        03/05/26          9,146,813
      32,686,184  CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR +
                     3.00%, 1.00% Floor...........................................      4.00%        06/07/23         32,578,973
       4,614,111  Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B,
                     1 Mo. LIBOR + 3.75%, 0.75% Floor.............................      4.50%        03/31/28          4,606,405
       4,146,859  Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B,
                     3 Mo. LIBOR + 3.75%, 0.75% Floor.............................      4.50%        03/31/28          4,139,934
         292,032  Civitas Solutions (National Mentor Holdings, Inc.), Term Loan C,
                     3 Mo. LIBOR + 3.75%, 0.75% Floor.............................      4.50%        03/31/28            291,545
       5,633,011  DuPage Medical Group (Midwest Physician Admin. Services
                     LLC), Incremental Term Loan B, 3 Mo. LIBOR + 3.25%,
                     0.75% Floor..................................................      4.00%        03/15/28          5,609,521
      23,436,866  Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR +
                     3.75%, 0.00% Floor...........................................      3.86%        10/10/25         19,602,829
      21,031,407  Exam Works (Gold Merger Co., Inc.), Term Loan B-1, 3 Mo.
                     LIBOR + 3.25%, 1.00% Floor...................................      4.25%        07/27/23         21,008,903
       3,740,335  Global Medical Response, Inc. (fka Air Medical), 2018 New
                     Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor..................      5.25%        03/14/25          3,737,006
      12,993,717  Global Medical Response, Inc. (fka Air Medical), 2020
                     Refinancing Term Loan, 3 Mo. LIBOR + 4.75%, 1.00%
                     Floor........................................................      5.75%        10/15/25         13,006,711
       4,486,391  Help at Home (HAH Group Holding Co. LLC), Initial Term
                     Loan B, 3 Mo. LIBOR + 5.00%, 1.00% Floor.....................      6.00%        10/29/27          4,491,999
      10,410,172  Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 3 Mo.
                     LIBOR + 3.75%, 0.75% Floor...................................      4.50%        11/30/27         10,403,718
       5,990,355  Radnet Management, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%,
                     0.75% Floor..................................................      4.00%        04/16/28          5,957,887
       1,352,171  SCP Health (Onex TSG Intermediate Corp.), Term Loan B,
                     3 Mo. LIBOR + 4.75%, 0.75% Floor.............................      5.50%        02/28/28          1,336,959
      16,043,597  Surgery Centers Holdings, Inc., 2021 Term Loan B, 1 Mo. LIBOR
                     + 3.75%, 0.75% Floor.........................................      4.50%        08/31/26         15,975,893
       3,750,369  Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.25%, 1.00% Floor...........................................      4.25%        08/31/24          3,734,543
       9,471,136  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00%
                     Floor........................................................      3.75%        02/06/24          8,804,936
       7,793,496  U.S. Anesthesia Partners Intermediate Holdings, Inc., Term
                     Loan B, 6 Mo. LIBOR + 3.00%, 1.00% Floor.....................      4.00%        06/23/24          7,670,125


Page 10                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE SERVICES (CONTINUED)
$     18,488,516  U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%,
                     0.00% Floor..................................................      5.13%        06/28/26    $    18,066,793
         718,513  US Radiology Specialists, Inc., Term Loan B, 3 Mo. LIBOR +
                     5.50%, 0.75% Floor...........................................      6.25%        12/31/27            720,697
                                                                                                                 ---------------
                                                                                                                     254,313,818
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 7.2%
         985,003  Change Healthcare Holdings LLC, Closing Date Term Loan,
                     1 Mo. LIBOR + 2.50%, 1.00% Floor.............................      3.50%        03/01/24            983,437
      33,423,606  Change Healthcare Holdings LLC, Closing Date Term Loan,
                     3 Mo. LIBOR + 2.50%, 1.00% Floor.............................      3.50%        03/01/24         33,370,463
       6,799,728  Ciox Health (Healthport/CT Technologies Intermediate Holdings,
                     Inc.), Initial Term Loan, 1 Mo. LIBOR + 5.00%, 1.00%
                     Floor........................................................      6.00%        12/31/25          6,808,227
      10,319,708  Ensemble RCM, LLC (Ensemble Health), Term Loan B, 3 Mo.
                     LIBOR + 3.75%, 0.00% Floor...................................      3.94%        08/01/26         10,288,336
       2,584,099  eResearch Technology, Inc. (ERT), Incremental Term Loan B,
                     1 Mo. LIBOR + 4.50%, 1.00% Floor.............................      5.50%        02/04/27          2,588,415
       3,391,634  Inovalon Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      2.88%        04/02/25          3,362,670
       9,955,146  Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term
                     Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor.....................      4.00%        03/15/28          9,880,482
       2,000,000  Press Ganey (Azalea TopCo, Inc.), 2020 Incremental Term Loan,
                     1 Mo. LIBOR + 4.00%, 0.75% Floor.............................      4.75%        07/25/26          1,995,840
       8,172,310  Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR
                     + 3.50%, 0.00% Floor.........................................      3.71%        07/25/26          8,092,630
      31,328,396  Verscend Technologies, Inc. (Cotiviti), New Term Loan B, 1 Mo.
                     LIBOR + 4.00%, 0.00% Floor...................................      4.11%        08/27/25         31,298,947
      35,654,200  Zelis Payments Buyer, Inc., Term Loan B, 1 Mo. LIBOR +
                     3.50%, 0.00% Floor...........................................      3.62%        09/30/26         35,431,361
                                                                                                                 ---------------
                                                                                                                     144,100,808
                                                                                                                 ---------------
                  HOMEFURNISHING RETAIL -- 0.2%
       4,194,339  Rent-A-Center, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%,
                     0.75% Floor..................................................      4.75%        02/15/28          4,218,792
                                                                                                                 ---------------
                  HOUSEHOLD APPLIANCES -- 0.2%
       3,784,755  Traeger Grills (TGP Holdings III LLC), 2018 Refinancing Term
                     Loan, 3 Mo. LIBOR + 4.00%, 1.00% Floor.......................      5.00%        09/25/24          3,778,851
         997,500  Weber-Stephen Products LLC, Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................      4.00%        10/31/27            996,562
                                                                                                                 ---------------
                                                                                                                       4,775,413
                                                                                                                 ---------------
                  HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.3%
       6,673,936  Alight, Inc. (fka Tempo Acq.), Non Extended Term Loan, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      2.86%        05/01/24          6,660,588
                                                                                                                 ---------------
                  INDUSTRIAL MACHINERY -- 1.8%
      23,228,636  Gates Global LLC, Term Loan B-3, 1 Mo. LIBOR + 2.75%,
                     0.75% Floor..................................................      3.50%        03/31/27         23,128,289
       2,659,122  Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), Term
                     Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor.....................      4.48%        07/31/27          2,662,446
      10,409,212  Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), Term
                     Loan B, 6 Mo. LIBOR + 4.25%, 0.00% Floor.....................      4.48%        07/31/27         10,422,223
                                                                                                                 ---------------
                                                                                                                      36,212,958
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 11


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  INSURANCE BROKERS -- 5.6%
$      1,636,996  Alliant Holdings I LLC, 2019 New Term Loan, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      3.36%        05/10/25    $     1,614,651
      32,868,892  Alliant Holdings I LLC, Initial Term Loan, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      3.36%        05/09/25         32,435,680
         577,047  AmWINS Group, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%,
                     0.75% Floor..................................................      3.00%        02/28/28            570,630
      20,369,285  AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      3.61%        02/12/27         20,159,277
       7,415,713  BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                     0.00% Floor..................................................      3.36%        01/27/27          7,340,740
       3,542,114  Cross Financial Corp., Term Loan B, 1 Mo. LIBOR + 4.00%,
                     0.75% Floor..................................................      4.75%        09/15/27          3,546,541
          78,641  HUB International Ltd., Initial Term Loan B, 2 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      3.15%        04/25/25             77,553
      30,512,857  HUB International Ltd., Initial Term Loan B, 3 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      3.18%        04/25/25         30,090,559
      15,013,026  HUB International Ltd., New Term Loan B-3, 3 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................      4.00%        04/25/25         14,989,606
                                                                                                                 ---------------
                                                                                                                     110,825,237
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 2.4%
       2,361,093  Frontier Communications Corp., Delayed Draw Term Loan,
                     1 Mo. LIBOR + 3.75%, 0.75% Floor.............................      4.50%        10/08/27          2,351,248
      18,722,756  Frontier Communications Corp., Term Loan B, 1 Mo. LIBOR +
                     3.75%, 0.75% Floor...........................................      4.50%        10/08/27         18,644,682
      11,756,484  Numericable (Altice France S.A. or SFR), Term Loan B-11,
                     3 Mo. LIBOR + 2.75%, 0.00% Floor.............................      2.94%        07/31/25         11,501,721
       1,969,388  Numericable (Altice France S.A. or SFR), Term Loan B-12,
                     3 Mo. LIBOR + 3.69%, 0.00% Floor.............................      3.87%        01/31/26          1,951,663
       9,112,233  Numericable (Altice France S.A. or SFR), Term Loan B-13,
                     3 Mo. LIBOR + 4.00%, 0.00% Floor.............................      4.20%        08/14/26          9,076,422
       3,590,479  Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo.
                     LIBOR + 3.00%, 0.00% Floor...................................      3.11%        03/09/27          3,552,168
                                                                                                                 ---------------
                                                                                                                      47,077,904
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 2.3%
      46,786,642  Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%,
                     1.00% Floor..................................................      3.75%        06/07/23         46,523,701
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 0.6%
       7,538,539  Altium Packaging (FKA Consolidated Container), Term
                     Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor.....................      3.25%        02/15/28          7,455,313
       3,675,397  PODS LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75%
                     Floor........................................................      3.75%        03/26/28          3,657,682
                                                                                                                 ---------------
                                                                                                                      11,112,995
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 1.3%
       3,121,680  Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed
                     Rate at 15.25% (c)...........................................     15.25%        05/23/24          3,911,028
      22,798,416  Cineworld Group PLC (Crown), Term Loan B, 3 Mo. LIBOR +
                     2.50%, 1.00% Floor...........................................      3.50%        02/28/25         19,527,299
       1,892,437  PUG LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      3.61%        02/12/27          1,833,298
                                                                                                                 ---------------
                                                                                                                      25,271,625
                                                                                                                 ---------------


Page 12                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  OFFICE SERVICES & SUPPLIES -- 1.9%
$     38,473,607  Dun & Bradstreet Corp., Refinancing Term Loan, 1 Mo. LIBOR
                     + 3.25%, 0.00% Floor.........................................      3.36%        02/08/26    $    38,245,074
                                                                                                                 ---------------
                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.7%
      14,767,472  AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50%
                     Floor........................................................      3.25%        01/31/28         14,695,998
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 0.4%
       4,157,033  BellRing Brands LLC, New Term Loan B, 1 Mo. LIBOR +
                     4.00%, 0.75% Floor...........................................      4.75%        10/21/24          4,183,015
       1,938,353  Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B,
                     1 Mo. LIBOR + 3.75%, 1.00% Floor.............................      4.75%        07/07/24          1,941,745
       1,733,775  Weight Watchers International, Inc., Term Loan B, 1 Mo. LIBOR
                     + 3.50%, 0.50% Floor.........................................      4.00%        04/01/28          1,732,475
                                                                                                                 ---------------
                                                                                                                       7,857,235
                                                                                                                 ---------------
                  PAPER PACKAGING -- 2.4%
      33,957,206  Graham Packaging Company, L.P., Term Loan B, 1 Mo. LIBOR
                     + 3.00%, 0.75% Floor.........................................      3.75%        08/04/27         33,849,222
      14,931,455  Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group
                     Holdings), Tranche B-1 U.S. Term Loan, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      2.86%        02/05/23         14,892,036
                                                                                                                 ---------------
                                                                                                                      48,741,258
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 7.9%
       2,928,475  Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%,
                     1.00% Floor (d)..............................................      8.50%        09/30/25          2,996,210
      26,751,510  Bausch Health Cos., Inc. (Valeant), Term Loan B, 1 Mo. LIBOR
                     + 3.00%, 0.00% Floor.........................................      3.11%        06/01/25         26,699,612
      37,321,408  Endo LLC, 2021 Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75%
                     Floor........................................................      5.00%        03/11/28         36,295,069
      11,999,450  Jazz Pharmaceuticals, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.50% Floor..................................................      4.00%        04/22/28         12,024,409
      28,832,589  Mallinckrodt International Finance S.A., 2017 Term Loan B,
                     6 Mo. LIBOR + 5.25%, 0.75% Floor (e).........................      6.00%        09/24/24         27,985,776
       5,578,049  Mallinckrodt International Finance S.A., 2018 Incremental Term
                     Loan, 6 Mo. LIBOR + 5.50%, 0.75% Floor (e)...................      6.25%        02/24/25          5,415,672
      14,900,063  Nestle Skin Health (Sunshine Lux VII SARL/Galderma), 2021
                     Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor..............      4.50%        10/02/26         14,893,060
      32,153,071  Parexel International Corp., Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      2.86%        09/27/24         31,845,045
                                                                                                                 ---------------
                                                                                                                     158,154,853
                                                                                                                 ---------------
                  PUBLISHING -- 0.1%
       1,737,289  Meredith Corp., Tranche B-3 Term Loan, 3 Mo. LIBOR + 4.25%,
                     1.00% Floor..................................................      5.25%        01/31/25          1,762,619
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 1.2%
      10,042,888  Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental
                     Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor..................      4.00%        10/31/26         10,042,888
       3,734,451  Corelogic, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50%
                     Floor........................................................      4.00%        04/14/28          3,712,268
       8,855,207  Nielsen Consumer, Inc. (Indy US Holdco LLC), Term Loan B-1,
                     1 Mo. LIBOR + 4.00%, 0.00% Floor.............................      4.11%        03/05/28          8,834,929


                        See Notes to Financial Statements                Page 13


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  RESEARCH & CONSULTING SERVICES (CONTINUED)
$        454,502  Nielsen Finance LLC (VNU, Inc.), Term Loan B5, 1 Mo.
                     LIBOR + 3.75%, 1.00% Floor...................................      4.75%        06/30/25    $       455,034
                                                                                                                 ---------------
                                                                                                                      23,045,119
                                                                                                                 ---------------
                  RESTAURANTS -- 2.5%
       8,837,500  IRB Holding Corp. (Arby's/Inspire Brands), Fourth Amendment
                     Incremental Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00%
                     Floor........................................................      4.25%        12/31/27          8,812,667
      33,682,250  IRB Holding Corp. (Arby's/Inspire Brands), Term Loan B,
                     3 Mo. LIBOR + 2.75%, 1.00% Floor.............................      3.75%        02/05/25         33,412,119
       3,865,317  Portillo's Holdings LLC, Term Loan B-3, 3 Mo. LIBOR +
                     5.50%, 1.00% Floor...........................................      6.50%        08/30/24          3,850,822
       4,579,879  Zaxby's Operating Co., L.P., Term Loan (First Lien), 1 Mo.
                     LIBOR + 3.75%, 0.75% Floor...................................      4.50%        12/30/27          4,579,879
                                                                                                                 ---------------
                                                                                                                      50,655,487
                                                                                                                 ---------------
                  SECURITY & ALARM SERVICES -- 0.1%
       2,230,679  Garda World Security Corporation, Term Loan B, 1 Mo. LIBOR
                     + 4.25%, 0.00% Floor.........................................      4.36%        10/30/26          2,231,616
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 1.8%
       9,500,172  Asurion LLC, New B-8 Term Loan, 1 Mo. LIBOR + 3.25%,
                     0.00% Floor..................................................      3.36%        12/23/26          9,430,441
       5,880,834  Asurion LLC, Term Loan B-3 (Second Lien), 1 Mo. LIBOR +
                     5.25%, 0.00% Floor...........................................      5.36%        02/05/28          5,961,695
      16,822,275  Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00%
                     Floor........................................................      3.11%        11/03/23         16,776,687
       4,453,233  Asurion LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00%
                     Floor........................................................      3.11%        11/03/24          4,425,400
                                                                                                                 ---------------
                                                                                                                      36,594,223
                                                                                                                 ---------------
                  SPECIALTY STORES -- 1.4%
       4,614,096  Bass Pro Group LLC (Great Outdoors Group LLC), Term
                     Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor.....................      5.00%        03/15/28          4,629,968
      13,035,991  Petco Animal Supplies, Inc., Initial Term Loan B, 3 Mo. LIBOR
                     + 3.25%, 0.75% Floor.........................................      4.00%        03/03/28         12,952,691
      10,187,077  Petsmart, Inc., Initial Term Loan B, 3 Mo. LIBOR + 3.75%,
                     0.75% Floor..................................................      4.50%        02/15/28         10,207,451
                                                                                                                 ---------------
                                                                                                                      27,790,110
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 4.8%
      33,188,731  Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR +
                     3.00%, 0.50% Floor...........................................      3.50%        09/19/24         33,043,697
          73,949  Applied Systems, Inc., Term Loan (First Lien), Prime Rate +
                     2.00%, 0.50% Floor...........................................      5.25%        09/19/24             73,626
       2,292,052  Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR
                     + 5.50%, 0.75% Floor.........................................      6.25%        09/19/25          2,305,415
      34,365,651  BMC Software Finance, Inc. (Boxer Parent), Term Loan B, 1 Mo.
                     LIBOR + 3.75%, 0.00% Floor...................................      3.86%        10/02/25         34,167,361
       4,972,852  Bomgar Corp. (Brave Parent Holdings, Inc.), Term Loan B, 1 Mo.
                     LIBOR + 4.00%, 0.00% Floor...................................      4.11%        04/19/25          4,965,094
       4,184,051  Idera, Inc., Initial Term Loan, 3 Mo. LIBOR + 3.75%, 0.75%
                     Floor........................................................      4.50%        02/15/28          4,148,319
       3,898,747  Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term
                     Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor.....................      4.50%        06/13/24          3,828,101


Page 14                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SYSTEMS SOFTWARE (CONTINUED)
$      3,038,586  Riverbed Technology, Inc., New Term Loan B, 3 Mo. LIBOR +
                     6.00%, 1.00% Floor...........................................      7.00%        12/30/25    $     2,874,412
      10,482,309  Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      3.68%        03/05/27         10,375,075
         992,405  SUSE (Marcel Lux IV S.A.R.L.), Facility Term Loan B1 USD,
                     1 Mo. LIBOR + 3.25%, 0.00% Floor.............................      3.36%        03/15/26            981,240
                                                                                                                 ---------------
                                                                                                                      96,762,340
                                                                                                                 ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS....................................................    1,815,182,119
                  (Cost $1,821,227,385)                                                                          ---------------



   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES -- 5.5%

                  ALTERNATIVE CARRIERS -- 0.2%
       2,760,000  Cogent Communications Group, Inc. (f)...........................      3.50%        05/01/26          2,760,000
                                                                                                                 ---------------
                  BROADCASTING -- 1.5%
       8,109,000  Cumulus Media New Holdings, Inc. (f)............................      6.75%        07/01/26          8,368,853
       8,201,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (f).......      5.38%        08/15/26          5,996,981
       2,848,000  E.W. Scripps (The) Co. (f)......................................      5.13%        05/15/25          2,930,051
       2,148,000  Gray Television, Inc. (f).......................................      5.88%        07/15/26          2,232,577
       1,673,000  Sinclair Television Group, Inc. (f).............................      4.13%        12/01/30          1,633,283
       9,010,000  Univision Communications, Inc. (f)..............................      5.13%        02/15/25          9,174,027
                                                                                                                 ---------------
                                                                                                                      30,335,772
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 0.1%
       1,621,000  CSC Holdings LLC (f)............................................      5.50%        05/15/26          1,669,630
                                                                                                                 ---------------
                  CASINOS & GAMING -- 0.4%
       7,968,000  Caesars Entertainment, Inc. (f).................................      6.25%        07/01/25          8,481,538
                                                                                                                 ---------------
                  COAL & CONSUMABLE FUELS -- 0.2%
       2,114,000  Peabody Energy Corp. (f) (g)....................................      8.50%        12/31/24          1,014,720
       2,947,000  Peabody Energy Corp. (f)........................................      6.38%        03/31/25          1,267,829
       2,384,000  PIC AU Holdings LLC / PIC AU Holdings Corp. (f).................     10.00%        12/31/24          2,193,280
                                                                                                                 ---------------
                                                                                                                       4,475,829
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 1.3%
       2,000,000  HCA, Inc........................................................      5.88%        05/01/23          2,185,816
      10,530,000  Tenet Healthcare Corp. (f)......................................      4.63%        09/01/24         10,859,063
         845,000  Tenet Healthcare Corp...........................................      5.13%        05/01/25            856,196
       8,764,000  Tenet Healthcare Corp. (f)......................................      4.88%        01/01/26          9,116,839
       3,008,000  Tenet Healthcare Corp. (f)......................................      5.13%        11/01/27          3,158,550
                                                                                                                 ---------------
                                                                                                                      26,176,464
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 0.1%
         869,000  Global Medical Response, Inc. (f)...............................      6.50%        10/01/25            890,725
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 0.5%
       8,996,000  Change Healthcare Holdings LLC / Change Healthcare Finance,
                     Inc. (f).....................................................      5.75%        03/01/25          9,153,430
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 0.4%
       7,000,000  Alliant Holdings Intermediate LLC / Alliant Holdings
                     Co-Issuer (f)................................................      4.25%        10/15/27          7,061,390


                        See Notes to Financial Statements                Page 15


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  INSURANCE BROKERS (CONTINUED)
$        893,000  HUB International Ltd. (f)......................................      7.00%        05/01/26    $       926,407
                                                                                                                 ---------------
                                                                                                                       7,987,797
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.5%
       1,430,000  Frontier Communications Corp. (f)...............................      5.88%        10/15/27          1,521,162
       2,619,000  Frontier Communications Corp. (f)...............................      5.00%        05/01/28          2,679,172
       6,354,000  Zayo Group Holdings, Inc. (f)...................................      4.00%        03/01/27          6,318,163
                                                                                                                 ---------------
                                                                                                                      10,518,497
                                                                                                                 ---------------
                  PAPER PACKAGING -- 0.1%
       2,533,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                     Reynolds Group Issuer Lu (f).................................      4.00%        10/15/27          2,507,746
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 0.1%
       1,604,000  Organon Finance 1 LLC (f).......................................      4.13%        04/30/28          1,645,287
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.0%
         250,000  KB Home.........................................................      7.00%        12/15/21            255,469
                                                                                                                 ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 0.0%
         250,000  United Rentals North America, Inc...............................      5.88%        09/15/26            261,250
                                                                                                                 ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
       2,000,000  T-Mobile USA, Inc...............................................      6.00%        03/01/23          2,019,400
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS AND NOTES..............................................................      109,138,834
                  (Cost $107,820,823)                                                                            ---------------

FOREIGN CORPORATE BONDS AND NOTES -- 0.4%

                  DIVERSIFIED CHEMICALS -- 0.0%
         357,000  INEOS Quattro Finance 2 PLC (f).................................      3.38%        01/15/26            356,596
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 0.4%
       4,366,000  Bausch Health Cos., Inc. (f)....................................      6.13%        04/15/25          4,469,693
       2,939,000  Endo Dac / Endo Finance LLC / Endo Finco, Inc. (f)..............      9.50%        07/31/27          3,119,014
         214,000  Jazz Securities DAC (f).........................................      4.38%        01/15/29            219,082
         250,000  Mallinckrodt International Finance S.A. / Mallinckrodt CB
                     LLC (e) (f) (h)..............................................      5.63%        10/15/23            167,500
                                                                                                                 ---------------
                                                                                                                       7,975,289
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.0%
         250,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                     Holdings II, Inc. (f)........................................      5.88%        04/15/23            269,349
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................................        8,601,234
                  (Cost $8,793,452)                                                                              ---------------



     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS -- 0.2%

                  PHARMACEUTICALS -- 0.2%
         249,316  Akorn, Inc. (i) (j)..........................................................................        3,895,563
                  (Cost $2,858,880)                                                                              ---------------

WARRANTS -- 0.0%

                  MOVIES & ENTERTAINMENT -- 0.0%
         972,355  Cineworld Group PLC, expiring 11/23/25 (i) (k)...............................................          805,719
                  (Cost $0)                                                                                      ---------------


Page 16                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
RIGHTS -- 0.0%

                  ELECTRIC UTILITIES -- 0.0%
           4,887  Vista Energy Corp., no expiration date (i) (k)...............................................  $         5,415
                                                                                                                 ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 0.0%
               1  New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (i) (k) (l) (m).......                0
               1  New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (i) (k) (l) (m).......                0
                                                                                                                 ---------------
                                                                                                                               0
                                                                                                                 ---------------
                  TOTAL RIGHTS.................................................................................            5,415
                  (Cost $8,491)                                                                                  ---------------

MONEY MARKET FUNDS -- 14.2%

     283,046,740  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class -
                     0.01% (n).................................................................................      283,046,740
                  (Cost $283,046,740)                                                                            ---------------

                  TOTAL INVESTMENTS -- 111.1%..................................................................    2,220,675,624
                  (Cost $2,223,755,771) (o)
                  NET OTHER ASSETS AND LIABILITIES -- (11.1)%..................................................     (222,424,615)
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 1,998,251,009
                                                                                                                 ===============


-----------------------------

(a)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(b)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c)   The issuer will pay interest on the loans in cash and in Payment-In-Kind
      ("PIK") interest. Interest paid in cash will accrue at the rate of 7.00%
      per annum ("Cash Interest Rate") and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the six months ended April 30, 2021, the Fund received a portion of the interest in cash and PIK interest with a principal value of $300,347 for Cineworld Group PLC.

(d)   The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and
      7.00% payable as PIK interest. For the six months ended April 30, 2021, this security paid all of its interest in cash.

(e)   The issuer has filed for protection in bankruptcy court.

(f)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P.,
      (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2021, securities noted as such amounted to $112,161,937 or 5.6% of net assets.

(g)   The issuer will pay interest on the bonds in cash and in PIK interest.
      Interest paid in cash will accrue at the rate of 6.00% per annum ("Cash
      Interest Rate") and PIK interest will accrue on the bond at the rate of
      2.50% per annum. The first interest payment is scheduled for June 30,
      2021.

(h)   This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(i)   Non-income producing security.

(j)   Security received in a transaction exempt from registration under the 1933
      Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2021, securities noted as such amounted to $3,895,563 or 0.2% of net assets.

                        See Notes to Financial Statements                Page 17


FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)

(k)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(l)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(m)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2021, securities noted as such are valued at $0 or
      0.0% of net assets.

(n)   Rate shown reflects yield as of April 30, 2021.

(o)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,610,280 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,690,427. The net unrealized depreciation was $3,080,147.

LIBOR - London Interbank Offered Rates

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                            LEVEL 2         LEVEL 3
                                                          TOTAL           LEVEL 1         SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                        4/30/2021          PRICES           INPUTS           INPUTS
                                                      --------------   --------------   --------------   --------------
Senior Floating-Rate Loan Interests*..............    $1,815,182,119   $           --   $1,815,182,119   $           --
Corporate Bonds and Notes*........................       109,138,834               --      109,138,834               --
Foreign Corporate Bonds and Notes*................         8,601,234               --        8,601,234               --
Common Stocks*....................................         3,895,563               --        3,895,563               --
Warrants*.........................................           805,719               --          805,719               --
Rights
   Electric Utilities.............................             5,415               --            5,415               --
   Life Science Tools & Services..................                --**             --               --               --**
Money Market Funds................................       283,046,740      283,046,740               --               --
                                                      --------------   --------------   --------------   --------------
Total Investments.................................    $2,220,675,624   $  283,046,740   $1,937,628,884   $           --**
                                                      ==============   ==============   ==============   ==============


*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Level 3 Rights are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.

Page 18                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2021 (UNAUDITED)


ASSETS:
Investments, at value.....................................................   $2,220,675,624
Cash......................................................................        1,912,299
Receivables:
   Investment securities sold.............................................       33,841,234
   Capital shares sold....................................................       14,325,906
   Interest...............................................................        3,940,195
   Dividends..............................................................           27,779
Unrealized appreciation on unfunded loan commitments......................            7,893
                                                                             --------------
   Total Assets...........................................................    2,274,730,930
                                                                             --------------
LIABILITIES:
Payables:
   Investment securities purchased........................................      275,171,103
   Investment advisory fees...............................................        1,308,818
                                                                             --------------
   Total Liabilities......................................................      276,479,921
                                                                             --------------
NET ASSETS................................................................   $1,998,251,009
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................   $2,075,074,614
Par value.................................................................          418,500
Accumulated distributable earnings (loss).................................      (77,242,105)
                                                                             --------------
NET ASSETS................................................................   $1,998,251,009
                                                                             ==============
NET ASSET VALUE, per share................................................   $        47.75
                                                                             ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).................................       41,850,002
                                                                             ==============
Investments, at cost......................................................   $2,223,755,771
                                                                             ==============


                        See Notes to Financial Statements                Page 19


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)


INVESTMENT INCOME:
Interest..................................................................   $   30,934,163
Dividends.................................................................           33,812
                                                                             --------------
   Total investment income................................................       30,967,975
                                                                             --------------
EXPENSES:
Investment advisory fees..................................................        6,332,267
                                                                             --------------
   Total expenses.........................................................        6,332,267
                                                                             --------------
NET INVESTMENT INCOME (LOSS)..............................................       24,635,708
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments...................................         (224,899)
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments............................................................       50,250,181
   Unfunded loan commitments..............................................            8,929
                                                                             --------------
Net change in unrealized appreciation (depreciation)......................       50,259,110
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................       50,034,211
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................   $   74,669,919
                                                                             ==============


Page 20                 See Notes to Financial Statements


FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED
                                                                               4/30/2021           YEAR ENDED
                                                                              (UNAUDITED)          10/31/2020
                                                                             --------------      --------------
OPERATIONS:
Net investment income (loss)..............................................   $   24,635,708      $   53,316,540
Net realized gain (loss)..................................................         (224,899)        (47,713,489)
Net change in unrealized appreciation (depreciation)......................       50,259,110         (24,620,680)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from operations...........       74,669,919         (19,017,629)
                                                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................      (23,910,261)        (53,352,275)
Return of capital.........................................................               --            (984,628)
                                                                             --------------      --------------
Total distributions to shareholders.......................................      (23,910,261)        (54,336,903)
                                                                             --------------      --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................      682,239,226         198,707,465
Cost of shares redeemed...................................................      (11,712,176)       (451,536,565)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................................      670,527,050        (252,829,100)
                                                                             --------------      --------------
Total increase (decrease) in net assets...................................      721,286,708        (326,183,632)

NET ASSETS:
Beginning of period.......................................................    1,276,964,301       1,603,147,933
                                                                             --------------      --------------
End of period.............................................................   $1,998,251,009      $1,276,964,301
                                                                             ==============      ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................       27,850,002          34,000,002
Shares sold...............................................................       14,250,000           4,200,000
Shares redeemed...........................................................         (250,000)        (10,350,000)
                                                                             --------------      --------------
Shares outstanding, end of period.........................................       41,850,002          27,850,002
                                                                             ==============      ==============


                        See Notes to Financial Statements                Page 21


FIRST TRUST SENIOR LOAN FUND (FTSL)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            SIX MONTHS
                                              ENDED                                YEAR ENDED OCTOBER 31,
                                            4/30/2021     ------------------------------------------------------------------------
                                           (UNAUDITED)        2020           2019           2018           2017           2016
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period......  $    45.85     $    47.15     $    47.75     $    48.26     $    48.32     $    48.07
                                            ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..............        0.77           1.67           2.13           1.87           1.68           1.80
Net realized and unrealized gain (loss)...        1.88          (1.27)         (0.57)         (0.43)         (0.04)          0.27
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations.........         2.65           0.40           1.56           1.44           1.64           2.07
                                            ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.....................       (0.75)         (1.67)         (2.15)         (1.92)         (1.70)         (1.82)
Return of capital.........................          --          (0.03)         (0.01)         (0.03)            --             --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total distributions.......................       (0.75)         (1.70)         (2.16)         (1.95)         (1.70)         (1.82)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period............  $    47.75     $    45.85     $    47.15     $    47.75     $    48.26     $    48.32
                                            ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)..........................        5.80%          0.90%          3.37%          3.03%          3.43%          4.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......  $1,998,251     $1,276,964     $1,603,148     $1,883,903     $1,341,599     $  594,277
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets (b).........................        0.85% (c)      0.85%          0.85%          0.85%          0.85%          0.85%
Ratio of net investment income (loss) to
   average net assets.....................        3.31% (c)      3.63%          4.50%          3.94%          3.53%          3.84%
Portfolio turnover rate (d)...............          54%            76%            44%            88%           110%            67%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(c)   Annualized

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 22                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds that are offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), a diversified series of the Trust, which trades under the ticker "FTSL" on The Nasdaq Stock Market LLC
("Nasdaq"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund's primary investment objective is to provide high current income. The
Fund's secondary investment objective is the preservation of capital. Under normal market conditions, the Fund seeks to outperform each of the S&P/LSTA U.S.
Leveraged Loan 100 Index and the Markit iBoxx USD Liquid Leveraged Loan Index by
investing at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans ("Senior Loans")(1). The S&P/LSTA
U.S. Leveraged Loan 100 Index (the "LL 100") is a market value-weighted index designed to measure the performance of the largest segment of the U.S.
syndicated leveraged loan market. The LL 100 consists of 100 loan facilities drawn from a larger benchmark, the S&P/LSTA Leveraged Loan Index. The Markit
iBoxx USD Liquid Leveraged Loan Index (the "MI 100") selects the 100 most liquid
Senior Loans in the market. The Fund does not seek to track either the LL 100 or
MI 100, but rather seeks to outperform each of the indices. It is anticipated that the Fund, in accordance with its principal investment strategy, will invest approximately 50% to 75% of its net assets in Senior Loans that are eligible for inclusion in and meet the liquidity thresholds of the LL 100 and/or MI 100 at the time of investment.

A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate. The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

-----------------------------
(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.

                                                                         Page 23

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2021 (UNAUDITED)

      Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior
      Loans.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's
      Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2021 (UNAUDITED)

a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities
                  (or equity securities) of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the borrower's/issuer's
                  management;

           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry;

           12)    borrower's/issuer's competitive position within the industry;

           13)    borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2021, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method over the expected life of each respective borrowing for loans and bonds.

The United Kingdom's Financial Conduct Authority, which regulates the London
Interbank Offered Rates ("LIBOR"), announced on March 5, 2021 that all non-USD
LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates will cease to be provided or no longer be representative immediately after December
31, 2021 and the remaining USD LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. The International

                                                                         Page 25


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2021 (UNAUDITED)

Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the March 5,
2021 announcement constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments (other than unfunded loan commitments discussed below) as of April 30, 2021.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of
Assets and Liabilities and Statement of Operations. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. As of April 30, 2021, the Fund had the following unfunded loan commitments:


                                                                                                                     UNREALIZED
                                                                  PRINCIPAL        COMMITMENT                       APPRECIATION
BORROWER                                                            VALUE            AMOUNT           VALUE        (DEPRECIATION)
-------------------------------------------------------------   --------------   --------------   --------------   --------------
Civitas Solutions (National Mentor Holdings, Inc.), Term Loan   $      963,707   $      960,561   $      962,097   $        1,536
Help at Home (HAH Group Holding Company, LLC), Term Loan               566,243          560,595          566,952            6,357
                                                                --------------   --------------   --------------   --------------
                                                                $    1,529,950   $    1,521,156   $    1,529,049   $        7,893
                                                                ==============   ==============   ==============   ==============


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2021 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended October 31,
2020 was as follows:

Distributions paid from:
Ordinary income.................................  $   53,352,275
Capital gains...................................              --
Return of capital...............................         984,628

As of October 31, 2020, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................  $           --
Accumulated capital and other gain (loss).......     (73,961,664)
Net unrealized appreciation (depreciation)......     (54,040,099)

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2017,
2018, 2019, and 2020 remain open to federal and state audit. As of April 30,
2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of October 31, 2020, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $73,961,664.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Fund had no net late year ordinary or capital losses.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. In addition, the
Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

                                                                         Page 27


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2021 (UNAUDITED)

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and the Valuation Committee are
paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2021, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $1,443,030,692 and $789,207,184, respectively.

For the six months ended April 30, 2021, there were no in-kind transactions.

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund
III and First Trust Series Fund have a $330 million Credit Agreement with The
Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders.
Prior to March 3, 2021, the commitment amount was $410 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee.
First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2021.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation ("NSCC")
the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the
"basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized
Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2021 (UNAUDITED)

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2022.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events, requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 29


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2021 (UNAUDITED)

ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than

                                                                         Page 31


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2021 (UNAUDITED)

others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

              NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, including the Fund, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 26, 2021 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee's annual meeting held on March 16, 2021 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund, including the Fund, that is required under the
Program to have one, and any material changes to the Program.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.


FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Tactical High
Yield ETF (HYLS)

Semi-Annual Report
For the Six Months Ended
April 30, 2021


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2021

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Tactical High Yield ETF; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Tactical High Yield ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2021.

I would like to begin my remarks by saying that this is a time for all of us to be thankful. It is astounding to me that our scientists and extended health care community successfully discovered, developed, and distributed multiple effective vaccines to treat the coronavirus ("COVID-19") in the span of just 15 months.
Suffice it to say that we are witnessing history in the making. We even received some good news recently with respect to wearing masks in public, a polarizing act for many politicians and Americans. The Centers for Disease Control and
Prevention released a new set of guidelines in mid-May for those individuals who have been fully vaccinated. It essentially says fully vaccinated Americans can quit wearing their masks outdoors (even in crowds), in most indoor settings, and can drop social distancing altogether. This is a big step towards expediting the reopening of the U.S. economy.

For those who may not know, we subscribe to the buy-and-hold philosophy of investing here at First Trust Advisors L.P., even though it means enduring lots of tough times. While the notion of being able to time the market is seductive on its face, very few investors are skilled enough to make it work over time. I can think of no better example than the COVID-19 pandemic. The degree of uncertainty surrounding the onset of the virus alone was enough to make the average investor want to run for cover. And if that was not enough, the 33.8%
plunge in the S&P 500(R) Index (the "Index") from February 19, 2020, through
March 23, 2020 (23 trading days) was a real gut check for most of us. But a funny thing happened on the way to another potential collapse of the market - it did not happen. In fact, thanks to the U.S. Federal government stepping up with trillions of dollars of timely fiscal and monetary support, the stock market roared. From March 23, 2020 through May 14, 2021, the Index posted a total return of 90.14%, according to Bloomberg. What a shame for those investors who may have moved some, or all, of their capital out of equities. What looked like a great time to de-risk turned out to be just the opposite.

The overall climate for investing looks bright for a few reasons. First, U.S.
real gross domestic product ("GDP") growth is expected to grow by 6.4%
year-over-year in 2021, according to the International Monetary Fund. The last time the U.S. economy grew that fast was in 1984, when real GDP growth reached
7.2%. Second, corporate earnings are expected to recover from their 2020 slide.
Bloomberg's consensus year-over-year earnings growth rate estimates for the
Index for 2021 and 2022 were 33.17% and 12.87%, respectively, as of May 14,
2021. That is a significant rebound from the 12.44% decline in earnings in 2020.
Third, inflation is rising, and that is exactly what the Federal Reserve has been wanting for some time. Central banks around the world have spent years battling deflationary pressures, so a little bit of inflation is welcome at this stage of the recovery. Lastly, the U.S. labor market is robust despite the talk about the millions of people who lost their jobs in the COVID-19 pandemic and are living off unemployment benefits. As of March 31, 2021, there were 8.12 million job openings in the U.S., the highest total since record-keeping began in December 2000, according to the Bureau of Labor Statistics. We need to get people back to work.

While it seems fashionable to sell fear these days, we choose to follow the data. Remember, the Index has never failed to fully recoup the losses sustained in a market correction or bear market. Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

The primary investment objective of the First Trust Tactical High Yield ETF (the
"Fund") is to provide current income. The Fund's secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-" by Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc., or lower than "Baa3" by Moody's
Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as "junk" debt. Such securities may include U.S. and non-U.S. corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered. The Fund may invest no more than
15% in non-income producing securities including Distressed Securities (defined below) and common stocks. Companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings are referred to herein as "Distressed Securities." The
Fund may, under normal market conditions, invest up to 40% of its net assets
(including investment borrowings) in bank loans; however the Fund invests no more than 15% of its net assets (including investment borrowings) in junior loans, and all other bank loans in which the Fund invests are first lien senior secured floating rate bank loans. The Fund may invest in listed and over-the-counter derivatives to the extent permitted by the Nasdaq Stock Market
LLC. The Fund may not be appropriate for all investors.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS               TOTAL RETURNS
                                                     6 Months     1 Year      5 Years     Inception      5 Years     Inception
                                                      Ended        Ended       Ended      (2/25/13)       Ended      (2/25/13)
                                                     4/30/21      4/30/21     4/30/21     to 4/30/21     4/30/21     to 4/30/21
FUND PERFORMANCE
NAV                                                   6.18%       14.93%       5.79%        5.31%        32.53%        52.67%
Market Price                                          5.98%       14.05%       5.80%        5.32%        32.55%        52.72%

INDEX PERFORMANCE
ICE BofA US High Yield
   Constrained Index                                  8.13%       20.01%       7.32%        5.74%        42.34%        57.84%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of the shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
INDUSTRY CLASSIFICATION                 INVESTMENTS(1)
-----------------------------------------------------------
Software                                      14.9%
Health Care Providers & Services              14.5
Media                                         12.3
Pharmaceuticals                               10.2
Hotels, Restaurants & Leisure                  8.1
Insurance                                      7.2
Diversified Telecommunication Services         4.2
Health Care Technology                         3.9
Containers & Packaging                         2.6
Specialty Retail                               2.0
Entertainment                                  1.7
Building Products                              1.6
Diversified Consumer Services                  1.5
Electric Utilities                             1.4
Professional Services                          1.4
Automobiles                                    1.1
Machinery                                      1.0
Communications Equipment                       1.0
Technology Hardware, Storage &
   Peripherals                                 1.0
Commercial Services & Supplies                 0.9
Real Estate Management & Development           0.9
Aerospace & Defense                            0.9
Food Products                                  0.9
Food & Staples Retailing                       0.6
Construction & Engineering                     0.5
IT Services                                    0.5
Diversified Financial Services                 0.4
Airlines                                       0.3
Independent Power and Renewable
   Electricity Producers                       0.3
Industrial Conglomerates                       0.3
Trading Companies & Distributors               0.2
Wireless Telecommunication Services            0.2
Construction Materials                         0.2
Life Sciences Tools & Services                 0.1
Semiconductors & Semiconductor
   Equipment                                   0.1
Internet & Direct Marketing Retail             0.1
Household Durables                             0.1
Consumer Finance                               0.1
Oil, Gas & Consumable Fuels                    0.1
Metals & Mining                                0.1
Road & Rail                                    0.1
Auto Components                                0.1
Chemicals                                      0.1
Electronic Equipment, Instruments &
   Components                                  0.1
Household Products                             0.1
Health Care Equipment & Supplies               0.1
Interactive Media & Services                   0.0*
Electrical Equipment                           0.0*
Personal Products                              0.0*
Capital Markets                                0.0*
                                            -------
     Total                                   100.0%
                                            =======
*  Amount is less than 0.1%.

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
ASSET CLASSIFICATION                    INVESTMENTS(1)
-----------------------------------------------------------
Corporate Bonds                               55.6%
Senior Floating-Rate Loan Interests           34.5
Foreign Corporate Bonds                        9.7
Common Stock                                   0.2
Warrants                                       0.0*
Rights                                         0.0*
                                            -------
     Total                                   100.0%
                                            =======

-----------------------------------------------------------
                                    % OF SENIOR LOANS AND
CREDIT QUALITY (S&P RATINGS)(2)    OTHER DEBT SECURITIES(1)
-----------------------------------------------------------
BBB                                            0.4%
BBB-                                           0.7
BB+                                            3.4
BB                                             6.8
BB-                                            7.3
B+                                            16.8
B                                             25.0
B-                                            16.8
CCC+                                          16.7
CCC                                            2.9
CCC-                                           0.4
D                                              2.4
NR                                             0.4
                                            -------
     Total                                   100.0%
                                            =======

-----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
TOP 10 ISSUERS                          INVESTMENTS(1)
-----------------------------------------------------------
Bausch Health Cos., Inc. (Valeant)             3.2%
Mallinckrodt International Finance S.A.        2.4
Alliant Holdings I LLC                         2.3
Internet Brands, Inc. (Web MD/MH
   Sub I LLC)                                  2.2
HUB International Ltd.                         2.2
Endo LLC                                       2.1
iHeartCommunications, Inc.                     2.0
Verscend Technologies, Inc. (Cotiviti)         2.0
athenahealth, Inc. (VVC Holding Corp.)         1.7
Golden Nugget, Inc.                            1.6
                                            -------
     Total                                    21.7%
                                            =======

(1)   Percentages are based on the long positions only. Money market funds and short positions are excluded.

(2)   The ratings are by Standard & Poor's Rating Group, a division of the
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).
      Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   FEBRUARY 25, 2013 - APRIL 30, 2021

            First Trust Tactical        ICE BofA US High
               High Yield ETF        Yield Constrained Index
2/25/13           $10,000                    $10,000
4/30/13            10,403                     10,308
10/31/13           10,676                     10,458
4/30/14            11,167                     10,956
10/31/14           11,285                     11,070
4/30/15            11,493                     11,238
10/31/15           11,376                     10,845
4/30/16            11,519                     11,089
10/31/16           11,933                     11,950
4/30/17            12,431                     12,602
10/31/17           12,744                     13,042
4/30/18            12,748                     13,012
10/31/18           12,948                     13,155
4/30/19            13,650                     13,885
10/31/19           13,970                     14,250
4/30/20            13,284                     13,153
10/31/20           14,378                     14,597
4/20/21            15,267                     15,784


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2021 (UNAUDITED)

                                    ADVISOR

The First Trust Advisors L.P. ("First Trust") Leveraged Finance Team is
comprised of 16 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2021, the First
Trust Leveraged Finance Team managed or supervised approximately $6.56 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including three closed-end funds, an open-end fund, three exchange-traded funds, and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - MANAGING DIRECTOR OF FIXED INCOME AND SENIOR PORTFOLIO
   MANAGER
JEFFREY SCOTT, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

                                                                          Page 5


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2021 (UNAUDITED)

As a shareholder of First Trust Tactical High Yield ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------------
                                                                                        ANNUALIZED
                                                                                       EXPENSE RATIO
                                                    BEGINNING            ENDING        BASED ON THE        EXPENSES PAID
                                                  ACCOUNT VALUE      ACCOUNT VALUE       SIX-MONTH           DURING THE
                                                 NOVEMBER 1, 2020    APRIL 30, 2021       PERIOD        SIX-MONTH PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
Actual                                              $1,000.00          $1,061.80           1.08%               $5.52
Hypothetical (5% return before expenses)            $1,000.00          $1,019.44           1.08%               $5.41


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2020 through April 30, 2021), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS -- 63.9%

                  AEROSPACE & DEFENSE -- 0.7%
$        342,000  Booz Allen Hamilton, Inc. (a)...................................      3.88%        09/01/28    $       341,940
       7,802,000  Science Applications International Corp. (a)....................      4.88%        04/01/28          8,069,413
       1,333,000  Spirit AeroSystems, Inc. (a)....................................      5.50%        01/15/25          1,411,314
       3,000,000  Spirit AeroSystems, Inc. (a)....................................      7.50%        04/15/25          3,215,205
       1,500,000  TransDigm, Inc. (a).............................................      8.00%        12/15/25          1,631,310
       1,000,000  TransDigm, Inc. (a).............................................      6.25%        03/15/26          1,060,000
                                                                                                                 ---------------
                                                                                                                      15,729,182
                                                                                                                 ---------------
                  AGRICULTURAL PRODUCTS -- 0.0%
         500,000  Lamb Weston Holdings, Inc. (a)..................................      4.88%        05/15/28            551,875
                                                                                                                 ---------------
                  AIRLINES -- 0.3%
       5,469,000  Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
                     Assets Ltd. (a)..............................................      6.50%        06/20/27          5,997,032
                                                                                                                 ---------------
                  ALTERNATIVE CARRIERS -- 0.4%
         777,000  Level 3 Financing, Inc..........................................      5.38%        05/01/25            793,123
       2,000,000  Level 3 Financing, Inc..........................................      5.25%        03/15/26          2,064,430
       3,000,000  Level 3 Financing, Inc. (a).....................................      4.63%        09/15/27          3,099,870
       2,000,000  Level 3 Financing, Inc. (a).....................................      4.25%        07/01/28          2,017,720
       2,000,000  Level 3 Financing, Inc. (a).....................................      3.63%        01/15/29          1,940,000
                                                                                                                 ---------------
                                                                                                                       9,915,143
                                                                                                                 ---------------
                  APPAREL RETAIL -- 0.6%
       3,040,000  Burlington Coat Factory Warehouse Corp. (a).....................      6.25%        04/15/25          3,233,800
      10,080,000  Nordstrom, Inc..................................................      4.00%        03/15/27         10,445,390
                                                                                                                 ---------------
                                                                                                                      13,679,190
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 1.9%
       1,276,000  BY Crown Parent LLC / BY Bond Finance, Inc. (a).................      4.25%        01/31/26          1,338,530
         440,000  Expedia Group, Inc. (a).........................................      6.25%        05/01/25            511,903
       6,486,000  Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)...........      5.25%        12/01/27          6,794,085
       6,000,000  J2 Global, Inc. (a) (b).........................................      4.63%        10/15/30          6,149,760
       4,411,000  LogMeIn, Inc. (a)...............................................      5.50%        09/01/27          4,603,452
       5,685,000  Open Text Holdings, Inc. (a)....................................      4.13%        02/15/30          5,756,005
      17,177,000  Solera LLC / Solera Finance, Inc. (a) (b).......................     10.50%        03/01/24         17,724,603
                                                                                                                 ---------------
                                                                                                                      42,878,338
                                                                                                                 ---------------
                  AUTOMOBILE MANUFACTURERS -- 1.3%
       6,000,000  Ford Motor Co...................................................      8.50%        04/21/23          6,727,500
       7,411,000  Ford Motor Co...................................................      9.00%        04/22/25          9,061,133
       7,957,000  Ford Motor Co. (b)..............................................      9.63%        04/22/30         11,169,679
       2,000,000  Ford Motor Credit Co. LLC.......................................      3.66%        09/08/24          2,086,270
         500,000  Ford Motor Credit Co. LLC.......................................      5.13%        06/16/25            546,825
         667,000  Penske Automotive Group, Inc....................................      3.50%        09/01/25            684,509
                                                                                                                 ---------------
                                                                                                                      30,275,916
                                                                                                                 ---------------
                  AUTOMOTIVE RETAIL -- 0.6%
         167,000  Group 1 Automotive, Inc. (a)....................................      4.00%        08/15/28            167,000
       4,926,000  IAA, Inc. (a)...................................................      5.50%        06/15/27          5,184,615
       7,350,000  KAR Auction Services, Inc. (a)..................................      5.13%        06/01/25          7,461,646
       1,351,000  Lithia Motors, Inc. (a).........................................      4.38%        01/15/31          1,424,758
                                                                                                                 ---------------
                                                                                                                      14,238,019
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 7


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  BROADCASTING -- 10.3%
$     15,031,000  Cumulus Media New Holdings, Inc. (a) (b)......................        6.75%        07/01/26    $    15,512,668
       5,719,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (a).....        5.38%        08/15/26          4,182,019
      18,673,000  Diamond Sports Group LLC / Diamond Sports Finance
                     Co. (a) (b)................................................        6.63%        08/15/27         10,159,606
      10,289,000  EW Scripps (The) Co. (a) (b)..................................        5.13%        05/15/25         10,585,426
      28,294,000  Gray Television, Inc. (a) (b).................................        5.88%        07/15/26         29,408,076
      11,199,000  Gray Television, Inc. (a).....................................        7.00%        05/15/27         12,246,162
      24,649,000  iHeartCommunications, Inc. (b)................................        8.38%        05/01/27         26,479,188
      11,475,000  iHeartCommunications, Inc. (a) (b)............................        5.25%        08/15/27         11,902,788
      16,568,000  Nexstar Broadcasting, Inc. (a) (b)............................        5.63%        07/15/27         17,526,045
      12,396,000  Nexstar Broadcasting, Inc. (a) (b)............................        4.75%        11/01/28         12,643,920
       1,389,000  Scripps Escrow II, Inc. (a)...................................        3.88%        01/15/29          1,380,478
       8,355,000  Scripps Escrow, Inc. (a) (b)..................................        5.88%        07/15/27          8,803,538
      12,504,000  Sinclair Television Group, Inc. (a) (b).......................        5.88%        03/15/26         12,908,004
       7,394,000  Sinclair Television Group, Inc. (a)...........................        5.13%        02/15/27          7,329,339
       5,000,000  Sinclair Television Group, Inc. (a)...........................        5.50%        03/01/30          4,980,900
       3,125,000  Sinclair Television Group, Inc. (a)...........................        4.13%        12/01/30          3,050,813
       3,000,000  Sirius XM Radio, Inc. (a).....................................        4.63%        07/15/24          3,082,500
       2,000,000  Sirius XM Radio, Inc. (a).....................................        4.13%        07/01/30          2,002,500
         337,000  TEGNA, Inc. (a)...............................................        4.75%        03/15/26            358,821
       8,700,000  TEGNA, Inc....................................................        4.63%        03/15/28          8,896,098
      11,500,000  TEGNA, Inc. (b)...............................................        5.00%        09/15/29         11,957,988
       9,310,000  Univision Communications, Inc. (a)............................        5.13%        02/15/25          9,479,489
       4,500,000  Univision Communications, Inc. (a)............................        9.50%        05/01/25          5,023,125
       6,972,000  Univision Communications, Inc. (a)............................        6.63%        06/01/27          7,564,620
                                                                                                                 ---------------
                                                                                                                     237,464,111
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 0.3%
       2,000,000  American Builders & Contractors Supply Co., Inc. (a)..........        5.88%        05/15/26          2,066,100
       1,000,000  American Builders & Contractors Supply Co., Inc. (a)..........        4.00%        01/15/28          1,018,750
         500,000  American Builders & Contractors Supply Co., Inc. (a)..........        3.88%        11/15/29            501,875
         100,000  Beacon Roofing Supply, Inc. (a)...............................        4.13%        05/15/29             99,875
       1,392,000  Standard Industries, Inc. (a).................................        5.00%        02/15/27          1,438,980
         350,000  Standard Industries, Inc. (a).................................        4.38%        07/15/30            351,312
       1,000,000  Standard Industries, Inc. (a).................................        3.38%        01/15/31            936,075
       1,000,000  TopBuild Corp. (a)............................................        3.63%        03/15/29            991,255
                                                                                                                 ---------------
                                                                                                                       7,404,222
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 2.7%
       4,934,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a) (b).........        5.75%        02/15/26          5,113,647
       2,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).............        5.50%        05/01/26          2,066,500
       2,828,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).............        5.13%        05/01/27          2,963,855
       4,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).............        5.00%        02/01/28          4,185,000
         500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).............        5.38%        06/01/29            543,505
       2,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).............        4.75%        03/01/30          2,090,000
       2,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).............        4.25%        02/01/31          2,000,000
       1,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).............        4.50%        05/01/32          1,011,250
       9,183,000  CSC Holdings LLC (a) (b)......................................        5.50%        05/15/26          9,458,490
         819,000  CSC Holdings LLC (a)..........................................        5.50%        04/15/27            860,056
       1,800,000  CSC Holdings LLC (a)..........................................        5.38%        02/01/28          1,896,552
       5,800,000  CSC Holdings LLC (a)..........................................        7.50%        04/01/28          6,401,576
      15,200,000  CSC Holdings LLC (a) (b)......................................        5.75%        01/15/30         16,178,500
       4,167,000  CSC Holdings LLC (a)..........................................        4.63%        12/01/30          4,078,451


Page 8                  See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  CABLE & SATELLITE (CONTINUED)
$      2,000,000  CSC Holdings LLC (a)..........................................        4.50%        11/15/31    $     2,005,000
       1,000,000  CSC Holdings LLC (a)..........................................        5.00%        11/15/31          1,004,375
                                                                                                                 ---------------
                                                                                                                      61,856,757
                                                                                                                 ---------------
                  CASINOS & GAMING -- 4.2%
         890,000  Boyd Gaming Corp. (a).........................................        8.63%        06/01/25            987,339
       4,718,000  Boyd Gaming Corp..............................................        6.38%        04/01/26          4,877,232
       3,850,000  Boyd Gaming Corp..............................................        6.00%        08/15/26          3,999,187
         500,000  Boyd Gaming Corp..............................................        4.75%        12/01/27            513,272
      15,340,000  Caesars Entertainment, Inc. (a) (b)...........................        6.25%        07/01/25         16,328,663
      19,296,000  Caesars Entertainment, Inc. (a) (b)...........................        8.13%        07/01/27         21,466,125
       4,229,000  Caesars Resort Collection LLC / CRC Finco, Inc. (a)...........        5.75%        07/01/25          4,459,523
      12,500,000  Caesars Resort Collection LLC / CRC Finco, Inc. (a) (b).......        5.25%        10/15/25         12,617,344
       7,333,000  Golden Nugget, Inc. (a).......................................        6.75%        10/15/24          7,433,829
         100,000  MGM Growth Properties Operating Partnership LP / MGP
                     Finance Co. Issuer, Inc. (a)...............................        3.88%        02/15/29            101,372
       8,350,000  MGM Resorts International (b).................................        7.75%        03/15/22          8,792,174
       5,100,000  MGM Resorts International (b).................................        6.00%        03/15/23          5,465,339
       1,000,000  MGM Resorts International.....................................        5.75%        06/15/25          1,102,500
       1,250,000  Scientific Games International, Inc. (a)......................        8.63%        07/01/25          1,368,706
       2,848,000  Station Casinos LLC (a).......................................        5.00%        10/01/25          2,892,500
       3,616,000  Station Casinos LLC (a).......................................        4.50%        02/15/28          3,636,766
                                                                                                                 ---------------
                                                                                                                      96,041,871
                                                                                                                 ---------------
                  COAL & CONSUMABLE FUELS -- 0.0%
         208,000  Peabody Energy Corp. (a) (c)....................................      8.50%        12/31/24             99,840
         967,000  Peabody Energy Corp. (a)........................................      6.38%        03/31/25            416,013
         235,000  PIC AU Holdings LLC / PIC AU Holdings Corp. (a).................     10.00%        12/31/24            216,200
                                                                                                                 ---------------
                                                                                                                         732,053
                                                                                                                 ---------------
                  COMMUNICATIONS EQUIPMENT -- 1.2%
      22,655,000  CommScope Technologies LLC (a) (b)..............................      6.00%        06/15/25         23,079,781
       3,679,000  CommScope Technologies LLC (a)..................................      5.00%        03/15/27          3,649,338
                                                                                                                 ---------------
                                                                                                                      26,729,119
                                                                                                                 ---------------
                  CONSTRUCTION & ENGINEERING -- 0.6%
       1,500,000  Arcosa, Inc. (a)................................................      4.38%        04/15/29          1,535,940
      11,381,000  Pike Corp. (a)..................................................      5.50%        09/01/28         11,757,768
                                                                                                                 ---------------
                                                                                                                      13,293,708
                                                                                                                 ---------------
                  CONSTRUCTION MACHINERY & HEAVY TRUCKS -- 0.3%
       5,565,000  Clark Equipment Co. (a).........................................      5.88%        06/01/25          5,923,247
                                                                                                                 ---------------
                  CONSTRUCTION MATERIALS -- 0.2%
         176,000  GYP Holdings III Corp. (a)......................................      4.63%        05/01/29            176,477
       3,623,000  Summit Materials LLC / Summit Materials Finance Corp. (a).......      5.25%        01/15/29          3,817,736
                                                                                                                 ---------------
                                                                                                                       3,994,213
                                                                                                                 ---------------
                  CONSUMER FINANCE -- 0.2%
         486,000  Black Knight InfoServ LLC (a)...................................      3.63%        09/01/28            479,381
       3,000,000  FirstCash, Inc. (a).............................................      4.63%        09/01/28          3,086,565
                                                                                                                 ---------------
                                                                                                                       3,565,946
                                                                                                                 ---------------
                  DIVERSIFIED METALS & MINING -- 0.1%
       2,500,000  Freeport-McMoRan, Inc...........................................      5.00%        09/01/27          2,655,950
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 9


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  ELECTRIC UTILITIES -- 1.3%
$      6,883,000  PG&E Corp.......................................................      5.00%        07/01/28    $     7,218,546
      12,250,000  PG&E Corp. (b)..................................................      5.25%        07/01/30         13,092,188
       5,000,000  Vistra Operations Co. LLC (a)...................................      5.63%        02/15/27          5,212,250
       3,189,000  Vistra Operations Co. LLC (a)...................................      5.00%        07/31/27          3,307,886
                                                                                                                 ---------------
                                                                                                                      28,830,870
                                                                                                                 ---------------
                  ELECTRICAL COMPONENTS & EQUIPMENT -- 0.0%
         667,000  Sensata Technologies, Inc. (a)..................................      3.75%        02/15/31            663,191
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.0%
         500,000  Stericycle, Inc. (a)............................................      3.88%        01/15/29            499,953
                                                                                                                 ---------------
                  FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.1%
         250,000  Scotts Miracle-Gro (The) Co.....................................      4.50%        10/15/29            262,336
       1,000,000  Scotts Miracle-Gro (The) Co. (a)................................      4.00%        04/01/31            991,250
                                                                                                                 ---------------
                                                                                                                       1,253,586
                                                                                                                 ---------------
                  FINANCIAL EXCHANGES & DATA -- 0.0%
         750,000  MSCI, Inc. (a)..................................................      4.00%        11/15/29            784,714
                                                                                                                 ---------------
                  FOOD DISTRIBUTORS -- 0.2%
       3,488,000  US Foods, Inc. (a)..............................................      6.25%        04/15/25          3,709,295
       1,397,000  US Foods, Inc. (a)..............................................      4.75%        02/15/29          1,410,970
                                                                                                                 ---------------
                                                                                                                       5,120,265
                                                                                                                 ---------------
                  FOOD RETAIL -- 0.5%
       1,000,000  Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
                     Albertsons LLC (a)...........................................      7.50%        03/15/26          1,101,875
       3,700,000  Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
                     Albertsons LLC (a)...........................................      4.63%        01/15/27          3,852,625
       3,000,000  Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
                     Albertsons LLC (a)...........................................      5.88%        02/15/28          3,198,975
       2,210,000  Safeway, Inc....................................................      7.25%        02/01/31          2,571,468
                                                                                                                 ---------------
                                                                                                                      10,724,943
                                                                                                                 ---------------
                  HEALTH CARE DISTRIBUTORS -- 0.2%
       3,000,000  AdaptHealth LLC (a).............................................      4.63%        08/01/29          2,989,665
         691,000  RP Escrow Issuer LLC (a)........................................      5.25%        12/15/25            721,349
                                                                                                                 ---------------
                                                                                                                       3,711,014
                                                                                                                 ---------------
                  HEALTH CARE EQUIPMENT -- 0.0%
         250,000  Hill-Rom Holdings, Inc. (a).....................................      4.38%        09/15/27            259,520
         300,000  Teleflex, Inc. (a)..............................................      4.25%        06/01/28            310,422
                                                                                                                 ---------------
                                                                                                                         569,942
                                                                                                                 ---------------
                  HEALTH CARE FACILITIES -- 3.5%
       1,000,000  Acadia Healthcare Co., Inc. (a).................................      5.50%        07/01/28          1,057,570
         788,000  Acadia Healthcare Co., Inc. (a).................................      5.00%        04/15/29            816,841
         725,000  Encompass Health Corp...........................................      5.13%        03/15/23            728,549
       2,284,000  Encompass Health Corp...........................................      5.75%        09/15/25          2,366,795
       1,300,000  Encompass Health Corp...........................................      4.50%        02/01/28          1,350,355
       6,080,000  Encompass Health Corp...........................................      4.75%        02/01/30          6,391,600
         500,000  Encompass Health Corp...........................................      4.63%        04/01/31            530,637
       2,000,000  HCA, Inc........................................................      5.88%        05/01/23          2,185,816
       6,530,000  HCA, Inc........................................................      5.88%        02/15/26          7,509,500
      16,229,000  Select Medical Corp. (a) (b)....................................      6.25%        08/15/26         17,263,842
       1,168,000  Tenet Healthcare Corp. (a)......................................      4.63%        09/01/24          1,204,500


Page 10                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  HEALTH CARE FACILITIES (CONTINUED)
$      1,500,000  Tenet Healthcare Corp. (a)......................................      7.50%        04/01/25    $     1,618,125
       4,379,000  Tenet Healthcare Corp...........................................      5.13%        05/01/25          4,437,022
       7,492,000  Tenet Healthcare Corp. (a)......................................      4.88%        01/01/26          7,793,628
       6,281,000  Tenet Healthcare Corp. (a)......................................      5.13%        11/01/27          6,595,364
       2,327,000  Tenet Healthcare Corp. (a)......................................      4.63%        06/15/28          2,407,261
      14,114,000  Tenet Healthcare Corp. (a) (b)..................................      6.13%        10/01/28         14,911,441
       2,250,000  Universal Health Services, Inc. (a).............................      5.00%        06/01/26          2,305,271
                                                                                                                 ---------------
                                                                                                                      81,474,117
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 3.5%
      16,943,000  DaVita, Inc. (a)................................................      4.63%        06/01/30         17,175,966
         250,000  DaVita, Inc. (a)................................................      3.75%        02/15/31            237,814
      18,992,000  Global Medical Response, Inc. (a) (b)...........................      6.50%        10/01/25         19,466,800
      14,426,000  MEDNAX, Inc. (a)................................................      6.25%        01/15/27         15,309,593
       1,951,000  ModivCare, Inc. (a).............................................      5.88%        11/15/25          2,077,561
         100,000  Service Corp. International.....................................      3.38%        08/15/30             96,967
      11,462,000  US Renal Care, Inc. (a) (b).....................................     10.63%        07/15/27         12,142,556
      11,867,000  Vizient, Inc. (a) (b)...........................................      6.25%        05/15/27         12,612,248
                                                                                                                 ---------------
                                                                                                                      79,119,505
                                                                                                                 ---------------
                  HEALTH CARE SUPPLIES -- 0.0%
         770,000  Owens & Minor, Inc. (a).........................................      4.50%        03/31/29            778,817
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 2.4%
      31,493,000  Change Healthcare Holdings LLC / Change Healthcare Finance,
                     Inc. (a) (b).................................................      5.75%        03/01/25         32,044,127
      22,267,000  Verscend Escrow Corp. (a) (b)...................................      9.75%        08/15/26         23,742,411
                                                                                                                 ---------------
                                                                                                                      55,786,538
                                                                                                                 ---------------
                  HOMEFURNISHING RETAIL -- 0.3%
       6,635,000  Rent-A-Center, Inc. (a).........................................      6.38%        02/15/29          7,203,951
                                                                                                                 ---------------
                  HOTELS, RESORTS & CRUISE LINES -- 0.3%
         706,000  Boyne USA, Inc. (a).............................................      4.75%        05/15/29            726,298
       1,100,000  Hilton Domestic Operating Co., Inc. (a).........................      5.38%        05/01/25          1,159,840
       2,113,000  Midwest Gaming Borrower LLC / Midwest Gaming Finance
                     Corp. (a)....................................................      4.88%        05/01/29          2,121,790
       1,100,000  Vail Resorts, Inc. (a)..........................................      6.25%        05/15/25          1,168,750
         711,000  Wyndham Hotels & Resorts, Inc. (a)..............................      4.38%        08/15/28            734,783
                                                                                                                 ---------------
                                                                                                                       5,911,461
                                                                                                                 ---------------
                  HOUSEHOLD PRODUCTS -- 0.1%
         200,000  Central Garden & Pet Co.........................................      4.13%        10/15/30            206,544
       1,350,000  Energizer Holdings, Inc. (a)....................................      4.38%        03/31/29          1,341,643
                                                                                                                 ---------------
                                                                                                                       1,548,187
                                                                                                                 ---------------
                  HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.6%
       3,000,000  Tempo Acquisition LLC / Tempo Acquisition Finance
                     Corp. (a)....................................................      5.75%        06/01/25          3,183,750
      11,478,000  Tempo Acquisition LLC / Tempo Acquisition Finance
                     Corp. (a) (b)................................................      6.75%        06/01/25         11,704,231
                                                                                                                 ---------------
                                                                                                                      14,887,981
                                                                                                                 ---------------
                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
       7,250,000  Calpine Corp. (a)...............................................      5.13%        03/15/28          7,377,636
         667,000  Calpine Corp. (a)...............................................      4.63%        02/01/29            658,516
         167,000  Calpine Corp. (a)...............................................      5.00%        02/01/31            164,713
                                                                                                                 ---------------
                                                                                                                       8,200,865
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 11


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  INDUSTRIAL CONGLOMERATES -- 0.3%
$      2,500,000  Hillenbrand, Inc................................................      5.75%        06/15/25    $     2,681,250
       4,225,000  RBS Global, Inc. / Rexnord LLC (a)..............................      4.88%        12/15/25          4,329,738
       1,000,000  TriMas Corp. (a)................................................      4.13%        04/15/29            998,745
                                                                                                                 ---------------
                                                                                                                       8,009,733
                                                                                                                 ---------------
                  INDUSTRIAL MACHINERY -- 0.4%
       4,855,000  Gates Global LLC / Gates Corp. (a)..............................      6.25%        01/15/26          5,091,098
       4,667,000  Vertical US Newco, Inc. (a).....................................      5.25%        07/15/27          4,891,623
                                                                                                                 ---------------
                                                                                                                       9,982,721
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 5.8%
      33,234,000  Alliant Holdings Intermediate LLC / Alliant Holdings
                     Co-Issuer (a) (b)............................................      6.75%        10/15/27         34,795,998
      35,235,000  AmWINS Group, Inc. (a) (b)......................................      7.75%        07/01/26         37,518,580
       6,188,000  AssuredPartners, Inc. (a).......................................      7.00%        08/15/25          6,330,324
      22,089,000  AssuredPartners, Inc. (a) (b)...................................      5.63%        01/15/29         22,419,893
       5,115,000  Broadstreet Partners, Inc. (a)..................................      5.88%        04/15/29          5,199,142
      27,438,000  HUB International Ltd. (a) (b)..................................      7.00%        05/01/26         28,464,456
                                                                                                                 ---------------
                                                                                                                     134,728,393
                                                                                                                 ---------------
                  INTEGRATED OIL & GAS -- 0.0%
         250,000  Occidental Petroleum Corp.......................................      5.50%        12/01/25            269,062
         500,000  Occidental Petroleum Corp.......................................      6.13%        01/01/31            556,875
                                                                                                                 ---------------
                                                                                                                         825,937
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 2.7%
       1,930,000  Frontier Communications Corp. (a)...............................      5.88%        10/15/27          2,053,037
       4,890,000  Frontier Communications Corp. (a)...............................      5.00%        05/01/28          5,002,348
      19,717,000  Frontier Communications Corp. (a) (b)...........................      6.75%        05/01/29         20,865,910
       5,320,000  Lumen Technologies, Inc.........................................      5.80%        03/15/22          5,494,230
       2,500,000  Zayo Group Holdings, Inc. (a)...................................      4.00%        03/01/27          2,485,900
      25,627,000  Zayo Group Holdings, Inc. (a) (b)...............................      6.13%        03/01/28         26,487,042
                                                                                                                 ---------------
                                                                                                                      62,388,467
                                                                                                                 ---------------
                  INTERACTIVE HOME ENTERTAINMENT -- 0.2%
       4,101,000  Playtika Holding Corp. (a)......................................      4.25%        03/15/29          4,080,495
                                                                                                                 ---------------
                  INTERACTIVE MEDIA & SERVICES -- 0.1%
         684,000  ANGI Group LLC (a)..............................................      3.88%        08/15/28            681,271
         500,000  Match Group Holdings II LLC (a).................................      4.63%        06/01/28            516,895
                                                                                                                 ---------------
                                                                                                                       1,198,166
                                                                                                                 ---------------
                  INTERNET & DIRECT MARKETING RETAIL -- 0.2%
       3,564,000  Cars.Com, Inc. (a)..............................................      6.38%        11/01/28          3,728,372
                                                                                                                 ---------------
                  IT CONSULTING & OTHER SERVICES -- 0.5%
       6,261,000  CDK Global, Inc.................................................      4.88%        06/01/27          6,628,771
       4,448,000  CDK Global, Inc. (a)............................................      5.25%        05/15/29          4,776,040
         250,000  Gartner, Inc. (a)...............................................      4.50%        07/01/28            263,125
         250,000  Gartner, Inc. (a)...............................................      3.75%        10/01/30            251,679
                                                                                                                 ---------------
                                                                                                                      11,919,615
                                                                                                                 ---------------
                  LEISURE FACILITIES -- 0.5%
         250,000  Cedar Fair LP...................................................      5.25%        07/15/29            257,500
       1,850,000  Cedar Fair LP / Canada's Wonderland Co. / Magnum
                     Management Corp. / Millennium Op.............................      5.38%        04/15/27          1,907,581
       6,209,000  Six Flags Entertainment Corp. (a) (b)...........................      4.88%        07/31/24          6,264,540


Page 12                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  LEISURE FACILITIES (CONTINUED)
$      1,000,000  Six Flags Entertainment Corp. (a)...............................      5.50%        04/15/27    $     1,035,300
       1,000,000  Six Flags Theme Parks, Inc. (a).................................      7.00%        07/01/25          1,082,860
                                                                                                                 ---------------
                                                                                                                      10,547,781
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 1.4%
       1,000,000  Centene Corp. (a)...............................................      5.38%        08/15/26          1,050,250
       1,500,000  Centene Corp....................................................      4.25%        12/15/27          1,574,062
       1,000,000  Molina Healthcare, Inc. (a).....................................      4.38%        06/15/28          1,028,750
         100,000  Molina Healthcare, Inc. (a).....................................      3.88%        11/15/30            103,125
      30,072,000  MPH Acquisition Holdings LLC (a) (b)............................      5.75%        11/01/28         29,660,916
                                                                                                                 ---------------
                                                                                                                      33,417,103
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 0.9%
       1,000,000  Ball Corp.......................................................      2.88%        08/15/30            967,060
       6,500,000  Berry Global, Inc. (a)..........................................      4.50%        02/15/26          6,668,610
       2,000,000  Owens-Brockway Glass Container, Inc. (a)........................      5.88%        08/15/23          2,167,500
       6,550,000  Owens-Brockway Glass Container, Inc. (a)........................      6.38%        08/15/25          7,282,781
         684,000  Owens-Brockway Glass Container, Inc. (a)........................      6.63%        05/13/27            740,256
       2,200,000  Silgan Holdings, Inc............................................      4.13%        02/01/28          2,279,233
                                                                                                                 ---------------
                                                                                                                      20,105,440
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 0.9%
       7,000,000  Live Nation Entertainment, Inc. (a).............................      4.88%        11/01/24          7,141,750
       5,494,000  Live Nation Entertainment, Inc. (a).............................      5.63%        03/15/26          5,722,001
         523,000  Live Nation Entertainment, Inc. (a).............................      6.50%        05/15/27            578,569
       5,895,000  Live Nation Entertainment, Inc. (a).............................      4.75%        10/15/27          5,955,764
       1,000,000  WMG Acquisition Corp. (a).......................................      3.00%        02/15/31            941,055
                                                                                                                 ---------------
                                                                                                                      20,339,139
                                                                                                                 ---------------
                  OIL & GAS EXPLORATION & PRODUCTION -- 0.0%
         175,000  Chesapeake Energy Corp. (a).....................................      5.50%        02/01/26            184,844
         100,000  Chesapeake Energy Corp. (a).....................................      5.88%        02/01/29            107,875
                                                                                                                 ---------------
                                                                                                                         292,719
                                                                                                                 ---------------
                  OIL & GAS REFINING & MARKETING -- 0.1%
         415,000  Murphy Oil USA, Inc.............................................      5.63%        05/01/27            438,784
       1,000,000  Targa Resources Partners LP / Targa Resources Partners Finance
                     Corp. (a)....................................................      4.00%        01/15/32            984,790
                                                                                                                 ---------------
                                                                                                                       1,423,574
                                                                                                                 ---------------
                  PACKAGED FOODS & MEATS -- 0.9%
       2,190,000  B&G Foods, Inc..................................................      5.25%        04/01/25          2,256,992
         750,000  Performance Food Group, Inc. (a)................................      5.50%        10/15/27            791,753
       5,990,000  Post Holdings, Inc. (a).........................................      5.75%        03/01/27          6,282,013
       4,434,000  Post Holdings, Inc. (a).........................................      5.63%        01/15/28          4,677,870
       1,000,000  Post Holdings, Inc. (a).........................................      5.50%        12/15/29          1,077,800
       4,000,000  Post Holdings, Inc. (a).........................................      4.63%        04/15/30          4,046,600
       2,104,000  Post Holdings, Inc. (a).........................................      4.50%        09/15/31          2,091,481
         702,000  WW International, Inc. (a)......................................      4.50%        04/15/29            693,330
                                                                                                                 ---------------
                                                                                                                      21,917,839
                                                                                                                 ---------------
                  PAPER PACKAGING -- 1.3%
      20,451,000  Graham Packaging Co., Inc. (a) (b)..............................      7.13%        08/15/28         21,972,043
       2,000,000  Graphic Packaging International LLC (a).........................      3.50%        03/15/28          1,994,590
       1,000,000  Graphic Packaging International LLC (a).........................      3.50%        03/01/29            989,375


                        See Notes to Financial Statements                Page 13


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  PAPER PACKAGING (CONTINUED)
$      4,023,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                     Reynolds Group Issuer Lu (a).................................      4.00%        10/15/27    $     3,982,891
         376,000  Sealed Air Corp. (a)............................................      5.50%        09/15/25            416,655
       1,000,000  Sealed Air Corp. (a)............................................      4.00%        12/01/27          1,050,000
                                                                                                                 ---------------
                                                                                                                      30,405,554
                                                                                                                 ---------------
                  PERSONAL PRODUCTS -- 0.0%
         250,000  Prestige Brands, Inc. (a).......................................      5.13%        01/15/28            262,344
         750,000  Prestige Brands, Inc. (a).......................................      3.75%        04/01/31            720,911
                                                                                                                 ---------------
                                                                                                                         983,255
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 1.7%
         792,000  Bausch Health Americas, Inc. (a)................................      9.25%        04/01/26            878,629
       1,242,000  Bausch Health Americas, Inc. (a)................................      8.50%        01/31/27          1,384,830
         500,000  Catalent Pharma Solutions, Inc. (a).............................      5.00%        07/15/27            523,970
         250,000  Catalent Pharma Solutions, Inc. (a).............................      3.13%        02/15/29            242,197
         750,000  Charles River Laboratories International, Inc. (a)..............      4.25%        05/01/28            781,930
       1,000,000  Charles River Laboratories International, Inc. (a)..............      3.75%        03/15/29          1,018,750
       1,000,000  Charles River Laboratories International, Inc. (a)..............      4.00%        03/15/31          1,032,650
       1,333,000  Emergent BioSolutions, Inc. (a).................................      3.88%        08/15/28          1,254,760
      14,914,000  Horizon Therapeutics USA, Inc. (a) (b)..........................      5.50%        08/01/27         15,976,622
         800,000  IQVIA, Inc. (a).................................................      5.00%        10/15/26            828,094
       1,278,000  IQVIA, Inc. (a).................................................      5.00%        05/15/27          1,338,705
       1,000,000  Jaguar Holding Co. II / PPD Development LP (a)..................      5.00%        06/15/28          1,091,750
       2,016,000  Organon Finance 1 LLC (a).......................................      5.13%        04/30/31          2,094,322
      10,000,000  Par Pharmaceutical, Inc. (a) (b)................................      7.50%        04/01/27         10,537,500
                                                                                                                 ---------------
                                                                                                                      38,984,709
                                                                                                                 ---------------
                  PUBLISHING -- 0.1%
       1,111,000  Meredith Corp. (a)..............................................      6.50%        07/01/25          1,189,464
                                                                                                                 ---------------
                  REAL ESTATE OPERATING COMPANIES -- 0.1%
       2,785,000  Lennar Corp. (b)................................................      5.25%        06/01/26          3,220,017
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.6%
       3,310,000  KB Home (b).....................................................      7.00%        12/15/21          3,382,406
         500,000  MDC Holdings, Inc...............................................      3.85%        01/15/30            535,625
       1,060,000  PulteGroup, Inc.................................................      5.50%        03/01/26          1,246,221
         290,000  Tri Pointe Group, Inc...........................................      5.25%        06/01/27            312,782
         500,000  Tri Pointe Group, Inc...........................................      5.70%        06/15/28            556,565
       7,545,000  Tri Pointe Group, Inc. / Tri Pointe Homes, Inc. (b).............      5.88%        06/15/24          8,411,732
                                                                                                                 ---------------
                                                                                                                      14,445,331
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.4%
       1,409,000  Celestial-Saturn Merger Sub, Inc. (a)...........................      4.50%        05/01/28          1,408,690
       4,254,000  Nielsen Finance LLC / Nielsen Finance Co. (a)...................      5.63%        10/01/28          4,541,145
       2,666,000  Nielsen Finance LLC / Nielsen Finance Co. (a)...................      5.88%        10/01/30          2,922,603
                                                                                                                 ---------------
                                                                                                                       8,872,438
                                                                                                                 ---------------
                  RESTAURANTS -- 1.0%
         661,000  Brinker International, Inc. (a).................................      5.00%        10/01/24            693,009
       8,483,000  IRB Holding Corp. (a)...........................................      7.00%        06/15/25          9,140,433
      11,749,000  IRB Holding Corp. (a) (b).......................................      6.75%        02/15/26         12,186,650
                                                                                                                 ---------------
                                                                                                                      22,020,092
                                                                                                                 ---------------


Page 14                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  SECURITY & ALARM SERVICES -- 0.1%
$      1,200,000  Brink's (The) Co. (a)...........................................      5.50%        07/15/25    $     1,268,250
       2,061,000  Brink's (The) Co. (a)...........................................      4.63%        10/15/27          2,152,457
                                                                                                                 ---------------
                                                                                                                       3,420,707
                                                                                                                 ---------------
                  SEMICONDUCTORS -- 0.2%
       1,000,000  Microchip Technology, Inc. (a)..................................      4.25%        09/01/25          1,050,254
       1,550,000  Qorvo, Inc......................................................      4.38%        10/15/29          1,687,159
       1,000,000  Qorvo, Inc. (a).................................................      3.38%        04/01/31          1,014,925
                                                                                                                 ---------------
                                                                                                                       3,752,338
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 0.3%
       4,000,000  Aramark Services, Inc. (a)......................................      6.38%        05/01/25          4,260,000
       2,000,000  Aramark Services, Inc...........................................      4.75%        06/01/26          2,052,360
         481,000  Aramark Services, Inc. (a)......................................      5.00%        02/01/28            503,556
         100,000  Carriage Services, Inc. (a).....................................      4.25%        05/15/29             99,875
                                                                                                                 ---------------
                                                                                                                       6,915,791
                                                                                                                 ---------------
                  SPECIALTY CHEMICALS -- 0.2%
       3,726,000  Avantor Funding, Inc. (a).......................................      4.63%        07/15/28          3,907,642
         500,000  Axalta Coating Systems LLC (a)..................................      3.38%        02/15/29            486,508
         250,000  HB Fuller Co....................................................      4.25%        10/15/28            254,896
                                                                                                                 ---------------
                                                                                                                       4,649,046
                                                                                                                 ---------------
                  SPECIALTY STORES -- 0.0%
         350,000  PetSmart, Inc. / PetSmart Finance Corp. (a).....................      4.75%        02/15/28            360,540
         350,000  PetSmart, Inc. / PetSmart Finance Corp. (a).....................      7.75%        02/15/29            379,957
                                                                                                                 ---------------
                                                                                                                         740,497
                                                                                                                 ---------------
                  STEEL-- 0.0%
         350,000  United States Steel Corp........................................      6.88%        03/01/29            365,820
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 1.9%
       5,000,000  Banff Merger Sub, Inc. (a)......................................      9.75%        09/01/26          5,325,000
       7,074,000  Boxer Parent Co., Inc. (a)......................................      9.13%        03/01/26          7,483,549
       2,500,000  Crowdstrike Holdings, Inc.......................................      3.00%        02/15/29          2,481,250
         250,000  PTC, Inc. (a)...................................................      3.63%        02/15/25            256,956
       3,075,000  PTC, Inc. (a)...................................................      4.00%        02/15/28          3,164,083
      24,100,000  SS&C Technologies, Inc. (a) (b).................................      5.50%        09/30/27         25,633,363
                                                                                                                 ---------------
                                                                                                                      44,344,201
                                                                                                                 ---------------
                  TECHNOLOGY DISTRIBUTORS -- 0.1%
       1,000,000  CDW LLC / CDW Finance Corp......................................      4.25%        04/01/28          1,044,185
         750,000  CDW LLC / CDW Finance Corp......................................      3.25%        02/15/29            744,375
                                                                                                                 ---------------
                                                                                                                       1,788,560
                                                                                                                 ---------------
                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.1%
      22,225,000  Dell International LLC / EMC Corp. (a) (b)......................      7.13%        06/15/24         22,857,857
       1,000,000  Dell International LLC / EMC Corp. (a)..........................      6.10%        07/15/27          1,225,158
       1,000,000  Dell International LLC / EMC Corp. (a)..........................      6.20%        07/15/30          1,257,128
         667,000  Xerox Holdings Corp. (a)........................................      5.00%        08/15/25            701,184
                                                                                                                 ---------------
                                                                                                                      26,041,327
                                                                                                                 ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 0.3%
         940,000  Ashtead Capital, Inc. (a).......................................      4.13%        08/15/25            968,200
       2,000,000  Ashtead Capital, Inc. (a).......................................      5.25%        08/01/26          2,100,000
         750,000  Ashtead Capital, Inc. (a).......................................      4.00%        05/01/28            788,437


                        See Notes to Financial Statements                Page 15


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  TRADING COMPANIES & DISTRIBUTORS (CONTINUED)
$      2,276,000  United Rentals North America, Inc...............................      5.88%        09/15/26    $     2,378,420
         257,000  United Rentals North America, Inc...............................      5.50%        05/15/27            274,348
                                                                                                                 ---------------
                                                                                                                       6,509,405
                                                                                                                 ---------------
                  TRUCKING -- 0.1%
       2,350,000  XPO Logistics, Inc. (a).........................................      6.25%        05/01/25          2,520,375
                                                                                                                 ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
       1,219,000  SBA Communications Corp. (b)....................................      4.88%        09/01/24          1,249,475
         500,000  SBA Communications Corp.........................................      3.88%        02/15/27            512,187
       2,329,000  T-Mobile USA, Inc...............................................      6.00%        03/01/23          2,351,591
       1,180,000  T-Mobile USA, Inc...............................................      5.13%        04/15/25          1,203,972
         416,000  T-Mobile USA, Inc...............................................      4.50%        02/01/26            427,170
                                                                                                                 ---------------
                                                                                                                       5,744,395
                                                                                                                 ---------------
                  TOTAL CORPORATE BONDS........................................................................    1,471,814,608
                  (Cost $1,425,115,194)                                                                          ---------------

FOREIGN CORPORATE BONDS -- 11.1%

                  AIRLINES -- 0.1%
       1,402,000  American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a)..........      5.50%        04/20/26          1,473,852
         701,000  American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a)..........      5.75%        04/20/29            751,998
                                                                                                                 ---------------
                                                                                                                       2,225,850
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 0.2%
       2,958,000  Open Text Corp. (a).............................................      5.88%        06/01/26          3,054,135
       2,336,000  Open Text Corp. (a).............................................      3.88%        02/15/28          2,368,190
                                                                                                                 ---------------
                                                                                                                       5,422,325
                                                                                                                 ---------------
                  BUILDING PRODUCTS -- 1.5%
      15,634,000  Cemex SAB de C.V. (a) (b).......................................      7.38%        06/05/27         17,753,658
       4,700,000  Cemex SAB de C.V. (a)...........................................      5.45%        11/19/29          5,161,375
       2,000,000  Cemex SAB de C.V. (a)...........................................      5.20%        09/17/30          2,179,010
       7,513,000  Masonite International Corp. (a)................................      5.75%        09/15/26          7,821,484
       1,000,000  Masonite International Corp. (a)................................      5.38%        02/01/28          1,061,265
                                                                                                                 ---------------
                                                                                                                      33,976,792
                                                                                                                 ---------------
                  CABLE & SATELLITE -- 0.2%
         250,000  Virgin Media Finance PLC (a)....................................      5.00%        07/15/30            249,582
       3,073,000  Virgin Media Secured Finance PLC (a)............................      5.50%        08/15/26          3,195,920
       2,000,000  Virgin Media Secured Finance PLC (a)............................      5.50%        05/15/29          2,141,001
                                                                                                                 ---------------
                                                                                                                       5,586,503
                                                                                                                 ---------------
                  CASINOS & GAMING -- 0.2%
       3,000,000  International Game Technology PLC (a)...........................      4.13%        04/15/26          3,094,980
         500,000  International Game Technology PLC (a)...........................      5.25%        01/15/29            530,813
                                                                                                                 ---------------
                                                                                                                       3,625,793
                                                                                                                 ---------------
                  DIVERSIFIED CHEMICALS -- 0.0%
         643,000  INEOS Quattro Finance 2 PLC (a).................................      3.38%        01/15/26            642,273
                                                                                                                 ---------------
                  DIVERSIFIED SUPPORT SERVICES -- 0.0%
         950,000  Ritchie Bros Auctioneers, Inc. (a)..............................      5.38%        01/15/25            979,331
                                                                                                                 ---------------
                  ELECTRICAL COMPONENTS & EQUIPMENT -- 0.0%
         500,000  Sensata Technologies BV (a).....................................      4.00%        04/15/29            503,725
                                                                                                                 ---------------


Page 16                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
FOREIGN CORPORATE BONDS (CONTINUED)

                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.2%
$      1,027,000  GFL Environmental, Inc. (a).....................................      3.75%        08/01/25    $     1,046,934
         500,000  GFL Environmental, Inc. (a).....................................      5.13%        12/15/26            524,375
       3,000,000  GFL Environmental, Inc. (a).....................................      4.00%        08/01/28          2,874,750
                                                                                                                 ---------------
                                                                                                                       4,446,059
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.4%
       7,693,000  Altice France S.A. (a)..........................................      7.38%        05/01/26          7,985,719
         500,000  Altice France S.A. (a)..........................................      5.13%        07/15/29            501,305
                                                                                                                 ---------------
                                                                                                                       8,487,024
                                                                                                                 ---------------
                  METAL & GLASS CONTAINERS -- 0.0%
         200,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                     Inc. (a).....................................................      4.13%        08/15/26            206,000
                                                                                                                 ---------------
                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.5%
       1,867,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust.......      4.50%        09/15/23          2,010,671
       6,000,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust.......      6.50%        07/15/25          7,061,714
       1,500,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust.......      3.88%        01/23/28          1,588,732
                                                                                                                 ---------------
                                                                                                                      10,661,117
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 7.1%
      60,319,000  Bausch Health Cos., Inc. (a) (b)................................      6.13%        04/15/25         61,751,576
       4,349,000  Bausch Health Cos., Inc. (a)....................................      5.00%        01/30/28          4,419,476
       1,384,000  Bausch Health Cos., Inc. (a)....................................      5.00%        02/15/29          1,387,861
       3,818,000  Bausch Health Cos., Inc. (a)....................................      6.25%        02/15/29          4,042,365
       3,000,000  Bausch Health Cos., Inc. (a)....................................      7.25%        05/30/29          3,328,125
       5,000,000  Bausch Health Cos., Inc. (a)....................................      5.25%        01/30/30          5,034,400
       1,730,000  Bausch Health Cos., Inc. (a)....................................      5.25%        02/15/31          1,735,190
         169,000  Cheplapharm Arzneimittel GmbH (a)...............................      5.50%        01/15/28            175,971
      16,083,000  Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a) (b)..........      9.50%        07/31/27         17,068,084
      16,658,000  Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a) (b)..........      6.00%        06/30/28         12,682,652
      10,000,000  Endo Luxembourg Finance Co. I S.A.R.L / Endo U.S., Inc. (a).....      6.13%        04/01/29          9,912,500
         286,000  Jazz Securities DAC (a).........................................      4.38%        01/15/29            292,792
       1,000,000  Mallinckrodt International Finance S.A. / Mallinckrodt CB
                     LLC (a) (d) (e)..............................................      5.63%        10/15/23            670,000
       1,750,000  Mallinckrodt International Finance S.A. / Mallinckrodt CB
                     LLC (a) (d) (e)..............................................      5.50%        04/15/25          1,172,500
      22,400,000  Mallinckrodt International Finance S.A. / Mallinckrodt CB
                     LLC (a) (e)..................................................     10.00%        04/15/25         22,736,000
      15,776,000  Mallinckrodt International Finance S.A. / Mallinckrodt CB
                     LLC (a) (e)..................................................     10.00%        04/15/25         17,590,240
                                                                                                                 ---------------
                                                                                                                     163,999,732
                                                                                                                 ---------------
                  REAL ESTATE SERVICES -- 0.3%
       5,346,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                     Holdings II, Inc. (a)........................................      5.88%        04/15/23          5,759,754
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.2%
       3,774,000  Camelot Finance S.A. (a)........................................      4.50%        11/01/26          3,910,808
                                                                                                                 ---------------
                  RESTAURANTS -- 0.2%
       5,214,000  1011778 BC ULC / New Red Finance, Inc. (a)......................      4.00%        10/15/30          5,090,454
                                                                                                                 ---------------
                  SPECIALTY CHEMICALS -- 0.0%
       1,000,000  Axalta Coating Systems LLC / Axalta Coating Systems Dutch
                     Holding B B.V. (a)...........................................      4.75%        06/15/27          1,048,750
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS................................................................      256,572,290
                  (Cost $247,390,851)                                                                            ---------------


                        See Notes to Financial Statements                Page 17


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (f)     MATURITY (g)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 39.7%

                  AEROSPACE & DEFENSE -- 0.3%
$      4,501,192  Peraton Corp., Delayed Funding Term Loan, 1 Mo. LIBOR +
                     3.75%, 0.75% Floor...........................................      4.50%        02/28/28    $     4,495,566
       2,557,631  Peraton Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75%
                     Floor........................................................      4.50%        02/28/28          2,554,434
                                                                                                                 ---------------
                                                                                                                       7,050,000
                                                                                                                 ---------------
                  APPLICATION SOFTWARE -- 11.1%
       3,279,466  Epicor Software Corp., New Term Loan B, 1 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................      4.00%        07/30/27          3,272,743
       3,000,000  Epicor Software Corp., Term Loan (Second Lien), 1 Mo. LIBOR
                     + 7.75%, 1.00% Floor.........................................      8.75%        07/30/28          3,075,000
       5,637,241  Flexera Software LLC, 2020 Term Loan B, 3 Mo. LIBOR +
                     3.75%, 0.75% Floor...........................................      4.50%        01/26/28          5,645,302
      21,666,222  Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo.
                     LIBOR + 4.00%, 0.75% Floor...................................      4.75%        10/01/27         21,666,221
      24,378,362  Greeneden U.S. Holdings II LLC (Genesys Telecommunications
                     Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR +
                     4.00%, 0.75% Floor...........................................      4.75%        12/01/27         24,414,930
      14,236,506  Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR
                     + 6.25%, 0.75% Floor.........................................      7.00%        07/10/25         14,319,505
      23,335,414  Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.75% Floor..................................................      4.25%        07/01/24         23,342,648
       8,618,795  Inmar, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00%
                     Floor........................................................      5.00%        05/01/24          8,532,608
      25,809,595  Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New
                     Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor..................      4.75%        09/15/24         25,777,333
      18,059,929  Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term
                     Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor.......................      3.61%        09/13/24         17,881,858
      14,021,355  Internet Brands, Inc. (Web MD/MH Sub I LLC), Term Loan
                     (Second Lien), 1 Mo. LIBOR + 6.25%, 0.00% Floor..............      6.36%        02/15/29         14,144,042
      24,090,181  LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%,
                     0.00% Floor..................................................      4.86%        08/31/27         24,037,423
       8,521,991  McAfee LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00%
                     Floor........................................................      3.86%        09/30/24          8,515,600
       5,527,090  Micro Focus International (MA Financeco LLC), Term Loan B4,
                     3 Mo. LIBOR + 4.25%, 1.00% Floor.............................      5.25%        06/05/25          5,545,495
       8,526,781  RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50%
                     Floor........................................................      3.75%        03/31/28          8,483,124
      36,972,476  SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      2.86%        02/05/24         36,400,142
      10,155,842  Solera Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                     0.00% Floor..................................................      2.86%        03/03/23         10,095,110
                                                                                                                 ---------------
                                                                                                                     255,149,084
                                                                                                                 ---------------
                  AUTO PARTS & EQUIPMENT -- 0.1%
       3,206,309  Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR +
                     3.50%, 1.00% Floor...........................................      4.50%        06/30/24          2,444,650
                                                                                                                 ---------------
                  BROADCASTING -- 0.7%
      14,821,717  iHeartCommunications, Inc., Incremental Term Loan B, 1 Mo.
                     LIBOR + 4.00%, 0.75% Floor...................................      4.75%        05/01/26         14,821,717
                                                                                                                 ---------------
                  CASINOS & GAMING -- 2.7%
      19,579,762  Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      2.86%        12/22/24         19,352,049


Page 18                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (f)     MATURITY (g)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  CASINOS & GAMING (CONTINUED)
$        870,625  Caesars Resort Collection LLC, Term Loan B-1, 1 Mo. LIBOR +
                     4.50%, 0.00% Floor...........................................      4.61%        06/30/25    $       872,619
       1,395,200  CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR +
                     2.25%, 0.75% Floor...........................................      3.00%        04/18/24          1,378,457
      35,120,533  Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%,
                     0.75% Floor..................................................      3.25%        10/04/23         34,662,561
       6,284,828  Scientific Games International, Inc., Term Loan B5, 1 Mo.
                     LIBOR + 2.75%, 0.00% Floor...................................      2.86%        08/14/24          6,189,362
                                                                                                                 ---------------
                                                                                                                      62,455,048
                                                                                                                 ---------------
                  ELECTRIC UTILITIES -- 0.3%
       7,535,274  PG&E Corp., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50%
                     Floor........................................................      3.50%        06/23/25          7,502,345
                                                                                                                 ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.6%
      14,373,473  Packers Holdings LLC (PSSI), Term Loan B, 3 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................      4.00%        03/15/28         14,214,790
                                                                                                                 ---------------
                  HEALTH CARE DISTRIBUTORS -- 0.3%
       4,249,050  Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%,
                     0.00% Floor..................................................      4.36%        07/09/25          4,229,802
       3,643,134  Radiology Partners, Inc., Term Loan B, 12 Mo. LIBOR + 4.25%,
                     0.00% Floor..................................................      4.54%        07/09/25          3,626,631
                                                                                                                 ---------------
                                                                                                                       7,856,433
                                                                                                                 ---------------
                  HEALTH CARE SERVICES -- 7.7%
       3,783,740  AccentCare (Pluto Acquisition I, Inc.), Incremental Term Loan,
                     1 Mo. LIBOR + 5.00%, 0.50% Floor.............................      5.50%        06/20/26          3,797,930
       7,861,166  ADMI Corp. (Aspen Dental), Term Loan B2, 1 Mo. LIBOR +
                     2.75%, 0.50% Floor...........................................      3.25%        12/23/27          7,790,730
       2,110,578  Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.),
                     Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor................      4.50%        04/21/24          2,076,028
      43,921,447  athenahealth, Inc. (VVC Holding Corp.), Term Loan B-1, 3 Mo.
                     LIBOR + 4.25%, 0.00% Floor...................................      4.45%        02/11/26         44,031,251
      23,609,679  CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR +
                     3.00%, 1.00% Floor...........................................      4.00%        06/07/23         23,532,239
       2,600,401  Civitas Solutions (National Mentor Holdings, Inc.), Term
                     Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor.....................      4.50%        03/31/28          2,596,058
       2,337,069  Civitas Solutions (National Mentor Holdings, Inc.), Term
                     Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor.....................      4.50%        03/31/28          2,333,166
         164,582  Civitas Solutions (National Mentor Holdings, Inc.), Term
                     Loan C, 3 Mo. LIBOR + 3.75%, 0.75% Floor.....................      4.50%        03/31/28            164,308
       8,245,497  DuPage Medical Group (Midwest Physician Admin. Services
                     LLC), Incremental Term Loan B, 3 Mo. LIBOR + 3.25%,
                     0.75% Floor..................................................      4.00%        03/15/28          8,211,113
      12,661,559  Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR +
                     3.75%, 0.00% Floor...........................................      3.86%        10/10/25         10,590,254
         237,028  Exam Works (Gold Merger Co., Inc.), Term Loan B-1, 3 Mo.
                     LIBOR + 3.25%, 1.00% Floor...................................      4.25%        07/27/23            236,775
       4,528,305  Global Medical Response, Inc. (fka Air Medical), 2020
                     Refinancing Term Loan, 3 Mo. LIBOR + 4.75%, 1.00%
                     Floor........................................................      5.75%        10/15/25          4,532,833
         203,206  Help at Home (HAH Group Holding Co. LLC), Delayed Draw
                     Term Loan....................................................      5.00%        10/29/27            203,460


                        See Notes to Financial Statements                Page 19


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (f)     MATURITY (g)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE SERVICES (CONTINUED)
$      7,358,127  Help at Home (HAH Group Holding Co. LLC), Initial Term
                     Loan B, 3 Mo. LIBOR + 5.00%, 1.00% Floor.....................      6.00%        10/29/27    $     7,367,325
      10,000,000  Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 3 Mo.
                     LIBOR + 3.75%, 0.75% Floor...................................      4.50%        11/30/27          9,993,800
       2,173,324  SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 3 Mo.
                     LIBOR + 4.75%, 0.75% Floor...................................      5.50%        02/28/28          2,148,874
      19,810,430  Surgery Centers Holdings, Inc., 2021 Term Loan B, 1 Mo.
                     LIBOR + 3.25%, 0.75% Floor...................................      4.25%        08/31/26         19,726,830
       2,459,688  Surgery Centers Holdings, Inc., 2021 Term Loan B, 1 Mo.
                     LIBOR + 8.00%, 0.75% Floor...................................      9.00%        08/31/26          2,449,308
      10,159,343  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00%
                     Floor........................................................      3.75%        02/06/24          9,444,735
      14,815,727  U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%,
                     0.00% Floor..................................................      5.13%        06/28/26         14,477,780
       1,344,638  US Radiology Specialists, Inc., Term Loan B, 3 Mo. LIBOR +
                     5.50%, 0.75% Floor...........................................      6.25%        12/31/27          1,348,726
                                                                                                                 ---------------
                                                                                                                     177,053,523
                                                                                                                 ---------------
                  HEALTH CARE TECHNOLOGY -- 2.0%
       2,788,243  Ciox Health (Healthport/CT Technologies Intermediate Holdings,
                     Inc.), Initial Term Loan, 1 Mo. LIBOR + 5.00%, 1.00%
                     Floor........................................................      6.00%        12/31/25          2,791,729
      11,962,909  Ensemble RCM LLC (Ensemble Health), Term Loan B, 3 Mo.
                     LIBOR + 3.75%, 0.00% Floor...................................      3.94%        08/01/26         11,926,541
         897,114  eResearch Technology, Inc. (ERT), Incremental Term Loan B,
                     1 Mo. LIBOR + 4.50%, 1.00% Floor.............................      5.50%        02/04/27            898,612
       2,168,301  Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term
                     Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor.....................      4.00%        03/15/28          2,152,038
       1,350,085  Press Ganey (Azalea TopCo, Inc.), Incremental Term Loan,
                     1 Mo. LIBOR + 3.75%, 0.75% Floor.............................      4.50%        07/25/26          1,347,277
      28,394,784  Verscend Technologies, Inc. (Cotiviti), New Term Loan B, 1 Mo.
                     LIBOR + 4.00%, 0.00% Floor...................................      4.11%        08/27/25         28,368,093
                                                                                                                 ---------------
                                                                                                                      47,484,290
                                                                                                                 ---------------
                  HOUSEHOLD APPLIANCES -- 0.2%
       3,576,539  Traeger Grills (TGP Holdings III LLC), 2018 Refinancing Term
                     Loan, 3 Mo. LIBOR + 4.00%, 1.00% Floor.......................      5.00%        09/25/24          3,570,960
                                                                                                                 ---------------
                  INDUSTRIAL MACHINERY -- 0.5%
       5,705,880  Gates Global LLC, Term Loan B-3, 1 Mo. LIBOR + 2.75%,
                     0.75% Floor..................................................      3.50%        03/31/27          5,681,230
       5,272,471  Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), Term
                     Loan B, 6 Mo. LIBOR + 4.25%, 0.00% Floor.....................      4.48%        07/31/27          5,279,062
                                                                                                                 ---------------
                                                                                                                      10,960,292
                                                                                                                 ---------------
                  INSURANCE BROKERS -- 2.4%
       8,814,842  Alliant Holdings I LLC, 2019 New Term Loan, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      3.36%        05/10/25          8,694,520
      18,411,251  Alliant Holdings I LLC, Initial Term Loan, 1 Mo. LIBOR +
                     3.25%, 0.00% Floor...........................................      3.36%        05/09/25         18,168,590
          50,608  HUB International Ltd., Initial Term Loan B, 2 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      3.15%        04/25/25             49,907
      19,635,736  HUB International Ltd., Initial Term Loan B, 3 Mo. LIBOR +
                     3.00%, 0.00% Floor...........................................      3.18%        04/25/25         19,363,978


Page 20                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (f)     MATURITY (g)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  INSURANCE BROKERS (CONTINUED)
$      9,312,596  HUB International Ltd., New Term Loan B-3, 3 Mo. LIBOR +
                     3.25%, 0.75% Floor...........................................      4.00%        04/25/25    $     9,298,068
                                                                                                                 ---------------
                                                                                                                      55,575,063
                                                                                                                 ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 1.3%
       8,511,005  Frontier Communications Corp., Term Loan B, 1 Mo. LIBOR +
                     3.75%, 0.75% Floor...........................................      4.50%        10/08/27          8,475,514
       1,464,613  Numericable (Altice France S.A. or SFR), Term Loan B-11,
                     3 Mo. LIBOR + 2.75%, 0.00% Floor.............................      2.94%        07/31/25          1,432,875
       1,979,487  Numericable (Altice France S.A. or SFR), Term Loan B-12,
                     3 Mo. LIBOR + 3.69%, 0.00% Floor.............................      3.87%        01/31/26          1,961,672
      17,829,135  Numericable (Altice France S.A. or SFR), Term Loan B-13,
                     3 Mo. LIBOR + 4.00%, 0.00% Floor.............................      4.20%        08/14/26         17,759,066
                                                                                                                 ---------------
                                                                                                                      29,629,127
                                                                                                                 ---------------
                  MANAGED HEALTH CARE -- 0.4%
       9,998,527  Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%,
                     1.00% Floor..................................................      3.75%        06/07/23          9,942,335
                                                                                                                 ---------------
                  MOVIES & ENTERTAINMENT -- 0.9%
       2,660,334  Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed
                     Rate at 15.25% (h)...........................................     15.25%        05/23/24          3,333,026
      19,430,004  Cineworld Group PLC (Crown), Term Loan B, 3 Mo. LIBOR +
                     2.50%, 1.00% Floor...........................................      3.50%        02/28/25         16,642,187
         673,660  PUG LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%,
                     0.00% Floor..................................................      3.61%        02/12/27            652,608
                                                                                                                 ---------------
                                                                                                                      20,627,821
                                                                                                                 ---------------
                  PAPER PACKAGING -- 0.8%
      19,472,466  Graham Packaging Co., L.P., Term Loan B , 1 Mo. LIBOR +
                     3.00%, 0.75% Floor...........................................      3.75%        08/04/27         19,410,544
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 2.3%
       3,053,454  Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%,
                     1.00% Floor (i)..............................................      8.50%        09/30/25          3,124,081
       5,600,000  Endo LLC, 2021 Term Loan B, 1 Mo. LIBOR + 5.00%, 0.75%
                     Floor........................................................      5.75%        03/11/28          5,446,000
      20,436,045  Mallinckrodt International Finance S.A., 2017 Term Loan B,
                     6 Mo. LIBOR + 5.25%, 0.75% Floor (e).........................      6.00%        09/24/24         19,835,838
       1,187,587  Mallinckrodt International Finance S.A., 2018 Incremental Term
                     Loan, 6 Mo. LIBOR + 5.50%, 0.75% Floor (e)...................      6.25%        02/24/25          1,153,017
      13,392,526  Nestle Skin Health (Sunshine Lux VII SARL/Galderma), 2021
                     Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor..............      4.50%        10/02/26         13,386,231
      10,238,110  Parexel International Corp., Term Loan B, 1 Mo. LIBOR +
                     2.75%, 0.00% Floor...........................................      2.86%        09/27/24         10,140,029
                                                                                                                 ---------------
                                                                                                                      53,085,196
                                                                                                                 ---------------
                  PUBLISHING -- 0.2%
       3,442,590  Meredith Corp., Tranche B-3 Term Loan, 3 Mo. LIBOR +
                     4.25%, 1.00% Floor...........................................      5.25%        01/31/25          3,492,783
                                                                                                                 ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.4%
       8,468,206  Nielsen Consumer, Inc. (Indy U.S. Holdco LLC), Term Loan B-1,
                     1 Mo. LIBOR + 4.00%, 0.00% Floor.............................      4.11%        03/05/28          8,448,814
                                                                                                                 ---------------


                        See Notes to Financial Statements                Page 21


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (f)     MATURITY (g)       VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  RESTAURANTS -- 0.4%
$      5,969,231  IRB Holding Corp. (Arby's/Inspire Brands), Term Loan B, 3 Mo.
                     LIBOR + 2.75%, 1.00% Floor...................................      2.95%        02/05/25    $     5,921,357
       1,911,772  Portillo's Holdings LLC, Term Loan B-3, 3 Mo. LIBOR + 5.50%,
                     1.00% Floor..................................................      6.50%        08/30/24          1,904,603
         345,517  Zaxby's Operating Co. L.P., Lien Term Loan (Second Lien),
                     1 Mo. LIBOR + 6.50%, 0.75% Floor.............................      7.25%        12/09/28            349,549
                                                                                                                 ---------------
                                                                                                                       8,175,509
                                                                                                                 ---------------
                  SPECIALIZED CONSUMER SERVICES -- 1.4%
       4,624,312  Asurion LLC, New B-8 Term Loan, 1 Mo. LIBOR + 3.25%,
                     0.00% Floor..................................................      3.36%        12/23/26          4,590,369
      27,128,771  Asurion LLC, Term Loan B-3 (Second Lien), 1 Mo. LIBOR +
                     5.25%, 0.00% Floor...........................................      5.36%        02/05/28         27,501,792
                                                                                                                 ---------------
                                                                                                                      32,092,161
                                                                                                                 ---------------
                  SPECIALTY STORES -- 0.7%
       7,391,401  Bass Pro Group LLC (Great Outdoors Group LLC), Term
                     Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor.....................      5.00%        03/15/28          7,416,827
       6,525,569  Petco Animal Supplies, Inc., Initial Term Loan B, 3 Mo. LIBOR
                     + 3.25%, 0.75% Floor.........................................      4.00%        03/03/28          6,483,870
       2,170,813  Petsmart, Inc., Initial Term Loan B, 3 Mo. LIBOR + 3.75%,
                     0.75% Floor..................................................      4.50%        02/15/28          2,175,155
                                                                                                                 ---------------
                                                                                                                      16,075,852
                                                                                                                 ---------------
                  SYSTEMS SOFTWARE -- 2.0%
      11,956,547  Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR +
                     3.00%, 0.50% Floor...........................................      3.50%        09/19/24         11,904,297
          26,641  Applied Systems, Inc., Term Loan (First Lien), Prime Rate +
                     2.00%, 0.50% Floor...........................................      5.25%        09/19/24             26,524
       1,238,882  Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR
                     + 5.50%, 0.75% Floor.........................................      6.25%        09/19/25          1,246,105
      18,239,788  BMC Software Finance, Inc. (Boxer Parent), Term Loan B,
                     1 Mo. LIBOR + 3.75%, 0.00% Floor.............................      3.86%        10/02/25         18,134,544
       5,327,416  Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term
                     Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor.....................      4.50%        06/13/24          5,230,883
       5,124,724  Riverbed Technology, Inc., New Term Loan B, 3 Mo. LIBOR +
                     6.00%, 1.00% Floor...........................................      7.00%        12/30/25          4,847,835
       4,087,913  Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR +
                     3.50%, 0.00% Floor...........................................      3.68%        03/05/27          4,046,094
       1,529,657  SUSE (Marcel Lux IV S.A.R.L.), Facility B1 USD, 1 Mo.
                     LIBOR + 3.25%, 0.00% Floor...................................      3.36%        03/15/26          1,512,448
                                                                                                                 ---------------
                                                                                                                      46,948,730
                                                                                                                 ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS....................................................      914,067,067
                  (Cost $907,870,826)                                                                            ---------------



     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS -- 0.2%

                  PHARMACEUTICALS -- 0.2%
         259,956  Akorn, Inc. (j) (k)..........................................................................        4,061,813
                  (Cost $2,979,179)                                                                              ---------------


Page 22                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
WARRANTS -- 0.0%

                  MOVIES & ENTERTAINMENT -- 0.0%
         828,940  Cineworld Group PLC, expiring 11/23/25 (j) (l)...............................................  $       686,881
                  (Cost $0)                                                                                      ---------------

RIGHTS -- 0.0%

                  ELECTRIC UTILITIES -- 0.0%
           1,629  Vistra Energy Corp., no expiration date (j) (l)..............................................            1,805
                  (Cost $2,831)                                                                                  ---------------

MONEY MARKET FUNDS -- 0.3%

       7,222,706  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio -
                     Institutional Class - 0.01% (m)...........................................................        7,222,706
                  (Cost $7,222,706)                                                                              ---------------

                  TOTAL INVESTMENTS -- 115.2%..................................................................    2,654,427,170
                  (Cost $2,590,581,587) (n)                                                                      ---------------



   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ---------------
U.S. TREASURY BILLS SOLD SHORT -- (15.6)%
$   (125,000,000) U.S. Treasury Bill..............................................       (o)         05/06/21       (125,000,000)
    (125,000,000) U.S. Treasury Bill..............................................       (o)         05/25/21       (125,000,000)
     (10,000,000) U.S. Treasury Bill..............................................       (o)         05/27/21        (10,000,000)
     (15,000,000) U.S. Treasury Bill..............................................       (o)         06/01/21        (14,999,939)
     (85,000,000) U.S. Treasury Bill..............................................       (o)         06/15/21        (84,999,746)
                                                                                                                 ---------------
                  TOTAL U.S. TREASURY BILLS SOLD SHORT.........................................................     (359,999,685)
                  (Proceeds $359,997,301)                                                                        ---------------

                  NET OTHER ASSETS AND LIABILITIES -- 0.4%.....................................................        9,506,114
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $ 2,303,933,599
                                                                                                                 ===============


-----------------------------

(a)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P.
      ("First Trust" or the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2021, securities noted as such amounted to $1,490,455,715 or 64.7% of net assets.

(b)   This security or a portion of this security is segregated as collateral for investments sold short.

(c)   The issuer will pay interest on the bonds in cash and in Payment-In-Kind
      ("PIK") interest. Interest paid in cash will accrue at the rate of 6.50%
      per annum ("Cash Interest Rate") and PIK interest will accrue on the bond at the rate of 2.00% per annum. The first interest payment is scheduled for June 30, 2021.

(d)   This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(e)   The issuer has filed for protection in bankruptcy court.

(f)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(g)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

                        See Notes to Financial Statements                Page 23


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)

(h)   The issuer may pay interest on the loans in cash and in PIK interest.
      Interest paid in cash will accrue at the rate of 7.00% per annum ("Cash
      Interest Rate") and PIK interest will accrue on the loan at the rate of
      8.25% per annum. For the six months ended April 30, 2021, the Fund received a portion of the interest in cash and PIK interest with a principal value of $255,960 for Cineworld Group PLC.

(i)   The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and
      7.00% payable as PIK interest. For the six months ended April 30, 2021, this security paid all of its interest in cash.

(j)   Non-income producing security.

(k)   Security received in a transaction exempt from registration under the 1933
      Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2021, securities noted as such amounted to $4,061,813 or 0.2% of net assets.

(l)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(m)   Rate shown reflects yield as of April 30, 2021.

(n)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $77,806,826 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,963,627. The net unrealized appreciation was $63,843,199. The unrealized amounts presented are inclusive of investments sold short.

(o)   Zero coupon security.

LIBOR - London Interbank Offered Rates

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                       ASSETS TABLE
                                                                                             LEVEL 2           LEVEL 3
                                                          TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                        VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                        4/30/2021          PRICES            INPUTS            INPUTS
                                                     ---------------   ---------------   ---------------   ---------------
Corporate Bonds*..................................   $ 1,471,814,608   $            --   $ 1,471,814,608   $            --
Foreign Corporate Bonds*..........................       256,572,290                --       256,572,290                --
Senior Floating-Rate Loan Interests*..............       914,067,067                --       914,067,067                --
Common Stocks*....................................         4,061,813                --         4,061,813                --
Warrants*.........................................           686,881                --           686,881                --
Rights*...........................................             1,805                --             1,805                --
Money Market Funds................................         7,222,706         7,222,706                --                --
                                                     ---------------   ---------------   ---------------   ---------------
Total Investments.................................   $ 2,654,427,170   $     7,222,706   $ 2,647,204,464   $            --
                                                     ===============   ===============   ===============   ===============

                                                    LIABILITIES TABLE
                                                                                             LEVEL 2           LEVEL 3
                                                          TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                        VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                        4/30/2021          PRICES            INPUTS            INPUTS
                                                     ---------------   ---------------   ---------------   ---------------
U.S. Treasury Bills Sold Short....................   $  (359,999,685)  $            --   $  (359,999,685)  $            --
                                                     ===============   ===============   ===============   ===============


* See Portfolio of Investments for industry breakout.

Page 24                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2021 (UNAUDITED)


ASSETS:
Investments, at value.....................................................    $ 2,654,427,170
Cash......................................................................             48,770
Restricted Cash...........................................................          7,629,147
Receivables:
   Interest...............................................................         27,352,138
   Investment securities sold.............................................         25,696,084
   Dividends..............................................................                 52
Unrealized Appreciation on unfunded loan commitments......................             12,450
                                                                              ---------------
   Total Assets...........................................................      2,715,165,811
                                                                              ---------------
LIABILITIES:
Investments sold short, at value (proceeds $359,997,301)..................        359,999,685
Payables:
   Investment securities purchased........................................         49,024,020
   Investment advisory fees...............................................          1,788,823
   Margin interest expense................................................            139,855
Other liabilities.........................................................            279,829
                                                                              ---------------
   Total Liabilities......................................................        411,232,212
                                                                              ---------------
NET ASSETS................................................................    $ 2,303,933,599
                                                                              ===============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................    $ 2,289,138,017
Par value.................................................................            474,500
Accumulated distributable earnings (loss).................................         14,321,082
                                                                              ---------------
NET ASSETS................................................................    $ 2,303,933,599
                                                                              ===============
NET ASSET VALUE, per share................................................    $         48.55
                                                                              ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).................................         47,450,002
                                                                              ===============
Investments, at cost......................................................    $ 2,590,581,587
                                                                              ===============


                        See Notes to Financial Statements                Page 25


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)


INVESTMENT INCOME:
Interest..................................................................    $    69,439,833
Dividends.................................................................                338
                                                                              ---------------
   Total investment income................................................         69,440,171
                                                                              ---------------
EXPENSES:
Investment advisory fees..................................................         10,410,739
Margin interest expense...................................................          1,372,333
                                                                              ---------------
   Total expenses.........................................................         11,783,072
                                                                              ---------------
NET INVESTMENT INCOME (LOSS)..............................................         57,657,099
                                                                              ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments............................................................          9,063,688
   Investments sold short.................................................             (4,053)
                                                                              ---------------
Net realized gain (loss)..................................................          9,059,635
                                                                              ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments............................................................         61,299,092
   Investments sold short.................................................             36,808
   Unfunded loan commitments..............................................             14,264
                                                                              ---------------
Net change in unrealized appreciation (depreciation)......................         61,350,164
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................         70,409,799
                                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................    $   128,066,898
                                                                              ===============


Page 26                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SIX MONTHS
                                                                                   ENDED                YEAR
                                                                                 4/30/2021              ENDED
                                                                                (UNAUDITED)          10/31/2020
                                                                              ---------------      ---------------
OPERATIONS:
Net investment income (loss)..............................................    $    57,657,099      $    82,468,841
Net realized gain (loss)..................................................          9,059,635          (26,246,928)
Net change in unrealized appreciation (depreciation)......................         61,350,164              546,279
                                                                              ---------------      ---------------
Net increase (decrease) in net assets resulting from operations...........        128,066,898           56,768,192
                                                                              ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................        (61,322,203)         (84,896,005)
                                                                              ---------------      ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................        341,108,709          971,116,727
Cost of shares redeemed...................................................        (78,045,546)        (400,951,154)
                                                                              ---------------      ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................................        263,063,163          570,165,573
                                                                              ---------------      ---------------
Total increase (decrease) in net assets...................................        329,807,858          542,037,760

NET ASSETS:
Beginning of period.......................................................      1,974,125,741        1,432,087,981
                                                                              ---------------      ---------------
End of period.............................................................    $ 2,303,933,599      $ 1,974,125,741
                                                                              ===============      ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................         42,000,002           29,800,002
Shares sold...............................................................          7,050,000           21,100,000
Shares redeemed...........................................................         (1,600,000)          (8,900,000)
                                                                              ---------------      ---------------
Shares outstanding, end of period.........................................         47,450,002           42,000,002
                                                                              ===============      ===============


                        See Notes to Financial Statements                Page 27


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)


CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations...........    $   128,066,898
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
      Purchases of investments............................................     (1,462,176,445)
      Borrowed investments sold short.....................................        999,922,550
      Cost to cover short positions.......................................       (984,998,263)
      Sales, maturities and paydowns of investments.......................      1,159,948,567
      Net amortization/accretion of premiums/discounts on investments.....           (928,779)
      Net realized gain/loss on investments...............................         (9,063,688)
      Net realized gain/loss on investments sold short....................              4,053
      Net change in unrealized appreciation/depreciation on investments
         and unfunded loan commitments....................................        (61,313,356)
      Net change in unrealized appreciation/depreciation on investments
         sold short.......................................................            (36,808)

CHANGES IN ASSETS AND LIABILITIES
      Increase in interest receivable.....................................         (3,261,261)
      Decrease in dividends receivable....................................                 33
      Increase in margin interest expense payable.........................             27,232
      Increase in investment advisory fees payable........................            146,805
      Increase in other liabilities.......................................            279,829
                                                                              ---------------
CASH USED IN OPERATING ACTIVITIES.........................................                         $  (233,382,633)
                                                                                                   ---------------
CASH FLOWS FROM FINANCING ACTIVITIES:
      Proceeds from shares sold...........................................        341,143,961
      Cost of shares redeemed.............................................       (101,547,192)
      Distributions to shareholders from investment operations............        (61,322,203)
                                                                              ---------------
CASH PROVIDED BY FINANCING ACTIVITIES.....................................                             178,274,566
                                                                                                   ---------------
Increase in cash and restricted cash......................................                             (55,108,067)
Cash and restricted cash at beginning of period...........................                              62,785,984
                                                                                                   ---------------
CASH AND RESTRICTED CASH AT END OF PERIOD.................................                         $     7,677,917
                                                                                                   ===============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest..................................                         $     1,345,101
                                                                                                   ===============
CASH AND RESTRICTED CASH RECONCILIATION:
      Cash................................................................    $        48,770
      Restricted Cash.....................................................          7,629,147
                                                                              ---------------
CASH AND RESTRICTED CASH AT END OF PERIOD:................................                         $     7,677,917
                                                                                                   ===============


Page 28                 See Notes to Financial Statements


FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          SIX MONTHS
                                            ENDED                                YEAR ENDED OCTOBER 31,
                                          4/30/2021     ------------------------------------------------------------------------
                                         (UNAUDITED)        2020           2019           2018           2017           2016
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    47.00     $    48.06     $    47.02     $    48.95   $      48.31     $    48.69
                                          ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    1.26           2.33           2.49           2.52           2.56           2.41
Net realized and unrealized gain (loss)         1.63          (1.00)          1.13          (1.76)          0.66          (0.14)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                2.89           1.33           3.62           0.76           3.22           2.27
                                          ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (1.34)         (2.39)         (2.56)         (2.69)         (2.58)         (2.48)
Return of capital                                 --             --          (0.02)         (0.00) (a)        --          (0.17)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                            (1.34)         (2.39)         (2.58)         (2.69)         (2.58)         (2.65)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period            $    48.55     $    47.00     $    48.06     $    47.02     $    48.95     $    48.31
                                          ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                6.18%          2.92%          7.90%          1.60%          6.79%          4.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $2,303,934     $1,974,126     $1,432,088     $1,253,035     $1,250,565     $1,077,297
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                   1.08% (c)      1.01%          1.23%          1.16%          1.10%          1.11%
Ratio of total expenses to average net
   assets excluding interest expense            0.95% (c)      0.95%          0.95%          0.95%          0.95%          0.95%
Ratio of net investment income (loss) to
   average net assets                           5.26% (c)      5.02%          5.22%          5.26%          5.25%          5.04%
Portfolio turnover rate (d)                       32%            68%            50%            52%            75%            45%


(a)   Amount represents less than $0.01 per share.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 29


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), a diversified series of the Trust which trades under the ticker "HYLS" on The Nasdaq Stock
Market LLC ("Nasdaq"). The Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The primary investment objective of the Fund is to provide current income. The
Fund's secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets
(including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-"
by Standard & Poor's Ratings Group, a division of the McGraw Hill Companies,
Inc., or lower than "Baa3" by Moody's Investors Service, Inc., or comparably rated by another nationally recognized statistical rating organization. High yield debt securities that are rated below investment grade are commonly referred to as "junk" debt. Such securities may include U.S. and non-U.S.
corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB")
Accounting Standards Codification Topic 946, "Financial Services-Investment
Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S.
GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee of the
Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the
"Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Shares of open-end funds are valued at fair value which is based on NAV per share.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2021 (UNAUDITED)

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Senior Floating-Rate Loan Interests ("Senior Loans")(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific
      Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically,
      Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the issuer's management;

           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry;

           12)    borrower's/issuer's competitive position within the industry;

           13)    borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

-----------------------------
(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.

                                                                         Page 31


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2021 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2021, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method over the expected life of each respective borrowing for loans and bonds.

The United Kingdom's Financial Conduct Authority, which regulates the London
Interbank Offered Rates ("LIBOR"), announced on March 5, 2021 that all non-USD
LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates will cease to be provided or no longer be representative immediately after December
31, 2021 and the remaining USD LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. The International
Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the March 5,
2021 announcement constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans.
Interest income on such Senior Loans is not accrued until settlement date. The
Fund maintains liquid assets with current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments (other than unfunded loan commitments discussed below) as of April 30, 2021.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2021 (UNAUDITED)

costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

The Fund has established an account with Pershing, LLC for the purpose of purchasing or borrowing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate. At April 30, 2021, the Fund had $7,629,147 in restricted cash associated with investments sold short and $359,999,685 of investments sold short as shown on Statement of Assets and Liabilities. The Fund is charged interest on debit margin balance at a rate equal to the Overnight
Bank Funding Rate plus 75 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the Overnight Bank Funding Rate less 35 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. At April 30, 2021, the Fund had a debit margin balance of $352,369,853 with an interest rate of 0.80%. For the six months ended April 30, 2021, the Fund had margin interest expense of
$1,372,333, as shown on the Statement of Operations. For the six months ended
April 30, 2021, the average margin balance and interest rates were $291,136,198 and 0.82%, respectively.

D. RESTRICTED CASH

Restricted cash includes cash on deposit with other banks or brokers that is legally restricted as to the withdrawal and primarily serves as collateral for investments sold short. The Fund presents restricted cash activity within
"Increase in cash and restricted cash" and as part of "Cash and restricted cash at beginning of period" and "Cash and restricted cash at end of period" in the
Statement of Cash Flows, along with a reconciliation of those balances in the
Statement of Assets and Liabilities.

E. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of
Assets and Liabilities and Statement of Operations. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. As of April 30, 2021, the Fund had the following unfunded loan commitments:


                                                                                                                     UNREALIZED
                                                                  PRINCIPAL        COMMITMENT                       APPRECIATION
BORROWER                                                            VALUE            AMOUNT           VALUE        (DEPRECIATION)
-------------------------------------------------------------   --------------   --------------   --------------   --------------
Civitas Solutions (National Mentor Holdings, Inc.), Term Loan   $      543,122   $      540,821   $      542,215   $        1,394
Help at Home (HAH Group Holding Company, LLC), Term Loan               725,490          715,340          726,396           11,056
                                                                                 --------------   --------------   --------------
Total                                                                            $    1,256,161   $    1,268,611   $       12,450
                                                                                 ==============   ==============   ==============


F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

                                                                         Page 33

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2021 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended October 31,
2020 was as follows:

Distributions paid from:
Ordinary income.................................   $  84,896,005
Capital gains...................................              --
Return of capital...............................              --

As of October 31, 2020, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $   1,007,704
Accumulated capital and other gain (loss).......     (52,774,075)
Net unrealized appreciation (depreciation)......        (657,242)

G. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2017,
2018, 2019, and 2020 remain open to federal and state audit. As of April 30,
2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of October 31, 2020, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $52,774,075.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Fund had no net late year ordinary or capital losses.

H. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3). The Fund is subject to an interest expense due to the costs associated with the Fund's short positions in securities.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, expenses associated with short sale transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2021 (UNAUDITED)

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2021, the cost of purchases and proceeds from sales of investments, excluding short-term investments, investments sold short and in-kind transactions, were $1,081,450,032 and $799,103,263, respectively.
The cost of purchases to cover short sales and the proceeds of short sales were
$984,998,263 and $999,922,550, respectively.

For the six months ended April 30, 2021, there were no in-kind transactions.

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with the First Trust Series Fund and
First Trust Variable Insurance Trust, entered into a $200 million Credit
Agreement ("Line of Credit") with BNYM, to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust allocates amongst the funds that have access to the Line of Credit. Prior to January 29, 2021, the commitment fee was 0.15%. To the extent that the Fund accesses the Line of
Credit, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2021.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation ("NSCC")
the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the
"basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

                                                                         Page 35

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2021 (UNAUDITED)

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2022.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

                                                                         Page 37

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2021 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2021 (UNAUDITED)

others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 26, 2021 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee's annual meeting held on March 16, 2021 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that the Fund previously adopted a highly liquidity investment minimum, but because the Fund now primarily holds assets that are highly liquid investments, the Liquidity Committee determined in
March 2021 to remove the highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 39

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Enhanced Short
Maturity ETF (FTSM)

Semi-Annual Report
For the Six Months Ended
April 30, 2021


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2021

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Enhanced Short Maturity ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Enhanced Short Maturity ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2021.

I would like to begin my remarks by saying that this is a time for all of us to be thankful. It is astounding to me that our scientists and extended health care community successfully discovered, developed, and distributed multiple effective vaccines to treat the coronavirus ("COVID-19") in the span of just 15 months.
Suffice it to say that we are witnessing history in the making. We even received some good news recently with respect to wearing masks in public, a polarizing act for many politicians and Americans. The Centers for Disease Control and
Prevention released a new set of guidelines in mid-May for those individuals who have been fully vaccinated. It essentially says fully vaccinated Americans can quit wearing their masks outdoors (even in crowds), in most indoor settings, and can drop social distancing altogether. This is a big step towards expediting the reopening of the U.S. economy.

For those who may not know, we subscribe to the buy-and-hold philosophy of investing here at First Trust Advisors L.P., even though it means enduring lots of tough times. While the notion of being able to time the market is seductive on its face, very few investors are skilled enough to make it work over time. I can think of no better example than the COVID-19 pandemic. The degree of uncertainty surrounding the onset of the virus alone was enough to make the average investor want to run for cover. And if that was not enough, the 33.8%
plunge in the S&P 500(R) Index (the "Index") from February 19, 2020, through
March 23, 2020 (23 trading days) was a real gut check for most of us. But a funny thing happened on the way to another potential collapse of the market - it did not happen. In fact, thanks to the U.S. Federal government stepping up with trillions of dollars of timely fiscal and monetary support, the stock market roared. From March 23, 2020 through May 14, 2021, the Index posted a total return of 90.14%, according to Bloomberg. What a shame for those investors who may have moved some, or all, of their capital out of equities. What looked like a great time to de-risk turned out to be just the opposite.

The overall climate for investing looks bright for a few reasons. First, U.S.
real gross domestic product ("GDP") growth is expected to grow by 6.4%
year-over-year in 2021, according to the International Monetary Fund. The last time the U.S. economy grew that fast was in 1984, when real GDP growth reached
7.2%. Second, corporate earnings are expected to recover from their 2020 slide.
Bloomberg's consensus year-over-year earnings growth rate estimates for the
Index for 2021 and 2022 were 33.17% and 12.87%, respectively, as of May 14,
2021. That is a significant rebound from the 12.44% decline in earnings in 2020.
Third, inflation is rising, and that is exactly what the Federal Reserve has been wanting for some time. Central banks around the world have spent years battling deflationary pressures, so a little bit of inflation is welcome at this stage of the recovery. Lastly, the U.S. labor market is robust despite the talk about the millions of people who lost their jobs in the COVID-19 pandemic and are living off unemployment benefits. As of March 31, 2021, there were 8.12 million job openings in the U.S., the highest total since record-keeping began in December 2000, according to the Bureau of Labor Statistics. We need to get people back to work.

While it seems fashionable to sell fear these days, we choose to follow the data. Remember, the Index has never failed to fully recoup the losses sustained in a market correction or bear market. Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

The investment objective of First Trust Enhanced Short Maturity ETF (the "Fund")
is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S. corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities and other debt securities bearing fixed or floating interest rates. The Fund may also invest in money market securities. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FTSM."

The Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), selects securities for the portfolio by evaluating fixed income sectors and macro market trends while completing bottom-up analysis of individual securities. Portfolio securities are selected based upon relative value in the context of overall portfolio duration. Key inputs for the screens in the securities selection process include, but are not limited to, credit quality, yield, interest rate sensitivity and liquidity. The Fund's holdings are systematically monitored for meaningful changes in performance and risk measures. A security will generally be sold when the Advisor believes that a security can be substituted for a similar investment that represents better relative value; it lacks adequate compensation for embedded credit risk; or when rebalancing the portfolio to maintain diversification. Under normal market conditions, the Fund's average duration is expected to be less than one year and the average maturity of the Fund's portfolio is expected to be less than three years.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL                 CUMULATIVE
                                                                                TOTAL RETURNS                TOTAL RETURNS
                                                6 Months      1 Year       5 Years      Inception       5 Years      Inception
                                                 Ended         Ended        Ended        (8/5/14)        Ended        (8/5/14)
                                                4/30/21       4/30/21      4/30/21      to 4/30/21      4/30/21      to 4/30/21
FUND PERFORMANCE
NAV                                              0.19%         1.41%        1.64%         1.33%          8.46%         9.32%
Market Price                                     0.15%         1.46%        1.64%         1.33%          8.48%         9.30%

INDEX PERFORMANCE
ICE BofA 0-1 Year U.S. Treasury Index            0.09%         0.16%        1.36%         1.08%          7.01%         7.49%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

--------------------------------------------------------
                                          % OF TOTAL
ASSET CLASSIFICATION                  INVESTMENTS & CASH
--------------------------------------------------------
Corporate Bonds and Notes                    38.4%
Commercial Paper                             34.4
Foreign Corporate Bonds and Notes            10.9
Asset-Backed Securities                       8.0
Mortgage-Backed Securities                    4.7
U.S. Government Agency Mortgage-
   Backed Securities                          2.3
U.S. Government Notes                         0.8
Certificate of Deposit                        0.3
Cash                                          0.2
                                           -------
     Total                                  100.0%
                                           =======

--------------------------------------------------------
                                          % OF TOTAL
CREDIT QUALITY(1)                     INVESTMENTS & CASH
--------------------------------------------------------
Government and Agency                         3.1%
AAA                                           5.8
AA+                                           1.0
AA                                            0.5
AA-                                           2.2
A+                                            4.1
A                                             5.7
A-                                            7.4
BBB+                                         14.2
BBB                                          10.4
BBB-                                          3.7
BB+                                           0.4
BB                                            0.1
Not Rated                                    41.3
Cash                                          0.1
                                           -------
     Total                                  100.0%
                                           =======

--------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                         INVESTMENTS
--------------------------------------------------------
U.S. Treasury Note, 1.50%, 11/30/2021         0.9%
Jabil, Inc.                                   0.8
Oracle Corp.                                  0.6
Intercontinental Exchange, Inc., 3 Mo.
   LIBOR + 0.65%                              0.6
FMC Corp.                                     0.6
Canadian Natural Resources Ltd.               0.6
Morgan Stanley, Global Medium-Term
   Note, SOFR + 0.70%                         0.6
Maxim Integrated Products, Inc.               0.6
Enbridge Energy Partners, L.P.                0.5
BPCE S.A., Medium-Term Note, 3 Mo.
   LIBOR + 0.88%                              0.5
                                           -------
     Total                                    6.3%
                                           =======

-----------------------------
(1)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings.
      Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher.
      The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares.
      U.S. Treasury and U.S. Agency mortgage-backed securities appear under
      "Government". Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    AUGUST 5, 2014 - APRIL 30, 2021

            First Trust Enhanced         ICE BofA 0-1 Year
             Short Maturity ETF         U.S. Treasury Index
8/5/14            $10,000                     $10,000
10/31/14           10,016                      10,002
4/30/15            10,047                      10,011
10/31/15           10,045                      10,020
4/30/16            10,079                      10,045
10/31/16           10,138                      10,073
4/30/17            10,206                      10,096
10/31/17           10,289                      10,147
4/30/18            10,371                      10,207
10/31/18           10,486                      10,311
4/30/19            10,624                      10,449
10/31/19           10,767                      10,594
4/30/20            10,780                      10,732
10/31/20           10,912                      10,739
4/30/21            10,932                      10,749


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2021 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to the First
Trust Enhanced Short Maturity ETF (the "Fund" or "FTSM"). In this capacity,
First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

TODD LARSON, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER, FIRST TRUST
   INVESTMENT GRADE FIXED INCOME GROUP
JEREMIAH CHARLES - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, FIRST TRUST
   SECURITIZED PRODUCTS GROUP
JAMES SNYDER - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, FIRST TRUST
   SECURITIZED PRODUCTS GROUP
ERIC R. MAISEL, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER, FIRST TRUST
   INVESTMENT GRADE FIXED INCOME GROUP

                                                                          Page 5


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2021 (UNAUDITED)

As a shareholder of First Trust Enhanced Short Maturity ETF (the "Fund"), you
incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------------
                                                                                        ANNUALIZED
                                                                                       EXPENSE RATIO    EXPENSES PAID
                                                    BEGINNING            ENDING        BASED ON THE      DURING THE
                                                  ACCOUNT VALUE      ACCOUNT VALUE       SIX-MONTH        SIX-MONTH
                                                 NOVEMBER 1, 2020    APRIL 30, 2021     PERIOD (a)       PERIOD (b)
---------------------------------------------------------------------------------------------------------------------
FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
Actual                                              $1,000.00          $1,001.90           0.25%            $1.24
Hypothetical (5% return before expenses)            $1,000.00          $1,023.55           0.25%            $1.25


(a)   These expense ratios reflect expense waivers. See Note 3 in the Notes to the Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2020 through April 30, 2021), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES -- 38.8%

                  AEROSPACE/DEFENSE -- 0.5%
$      2,722,000  Boeing (The) Co.................................................      2.35%        10/30/21    $      2,745,224
       2,919,000  Boeing (The) Co.................................................      2.13%        03/01/22           2,946,947
      19,500,000  Boeing (The) Co.................................................      2.70%        05/01/22          19,929,909
                                                                                                                 ----------------
                                                                                                                       25,622,080
                                                                                                                 ----------------
                  AGRICULTURE -- 0.9%
      12,648,000  Altria Group, Inc...............................................      4.75%        05/05/21          12,649,500
      15,000,000  Altria Group, Inc...............................................      2.85%        08/09/22          15,466,209
      12,452,000  BAT Capital Corp., 3 Mo. LIBOR + 0.88% (a)......................      1.07%        08/15/22          12,536,634
                                                                                                                 ----------------
                                                                                                                       40,652,343
                                                                                                                 ----------------
                  AUTO MANUFACTURERS -- 5.1%
      20,000,000  American Honda Finance Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.37% (a)......................................      0.57%        05/10/23          20,073,007
       4,400,000  BMW US Capital LLC, 3 Mo. LIBOR + 0.50% (a) (b).................      0.70%        08/13/21           4,406,321
         565,000  BMW US Capital LLC (b)..........................................      1.85%        09/15/21             567,712
       5,250,000  BMW US Capital LLC, SOFR + 0.53% (a) (b)........................      0.54%        04/01/24           5,281,062
       5,280,000  Daimler Finance North America LLC (b)...........................      3.35%        05/04/21           5,280,000
       5,000,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                     0.67% (a) (b)................................................      0.87%        11/05/21           5,014,548
       8,599,000  Daimler Finance North America LLC (b)...........................      3.75%        11/05/21           8,746,856
       5,934,000  Daimler Finance North America LLC (b)...........................      2.85%        01/06/22           6,034,184
       9,180,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                     0.90% (a) (b)................................................      1.09%        02/15/22           9,236,636
      14,347,000  General Motors Financial Co., Inc...............................      3.20%        07/06/21          14,383,126
       6,763,000  General Motors Financial Co., Inc...............................      4.38%        09/25/21           6,867,828
       8,000,000  General Motors Financial Co., Inc., 3 Mo. LIBOR +
                     1.10% (a)....................................................      1.29%        11/06/21           8,032,911
       9,037,000  General Motors Financial Co., Inc...............................      4.20%        11/06/21           9,211,596
      11,016,000  General Motors Financial Co., Inc...............................      3.70%        05/09/23          11,603,036
      15,000,000  General Motors Financial Co., Inc., SOFR + 0.76% (a)............      0.77%        03/08/24          15,061,340
      14,108,000  Hyundai Capital America (b).....................................      3.95%        02/01/22          14,466,978
       3,470,000  Hyundai Capital America (b).....................................      3.10%        04/05/22           3,549,295
       6,885,000  Hyundai Capital America (b).....................................      2.38%        02/10/23           7,070,738
       6,330,000  Nissan Motor Acceptance Corp. (b)...............................      1.90%        09/14/21           6,358,943
       5,750,000  Nissan Motor Acceptance Corp. (b)...............................      2.80%        01/13/22           5,832,580
       3,000,000  Nissan Motor Acceptance Corp., 3 Mo. LIBOR +
                     0.64% (a) (b)................................................      0.83%        03/08/24           3,003,039
      15,000,000  Toyota Motor Credit Corp., Medium-Term Note, 3 Mo.
                     LIBOR + 0.29% (a)............................................      0.49%        10/07/21          15,016,881
       9,677,000  Toyota Motor Credit Corp., Medium-Term Note.....................      1.80%        10/07/21           9,741,752
      10,000,000  Toyota Motor Credit Corp., Medium-Term Note.....................      1.15%        05/26/22          10,100,331
      11,300,000  Volkswagen Group of America Finance LLC, 3 Mo.
                     LIBOR + 0.86% (a) (b)........................................      1.05%        09/24/21          11,335,876
      12,028,000  Volkswagen Group of America Finance LLC (b).....................      2.50%        09/24/21          12,133,191
       3,242,000  Volkswagen Group of America Finance LLC (b).....................      4.00%        11/12/21           3,304,610
       7,759,000  Volkswagen Group of America Finance LLC (b).....................      2.90%        05/13/22           7,955,818
       1,296,000  Volkswagen Group of America Finance LLC (b).....................      2.70%        09/26/22           1,336,364
                                                                                                                 ----------------
                                                                                                                      241,006,559
                                                                                                                 ----------------
                  BANKS -- 7.7%
       3,000,000  Bank of America Corp., SOFR + 0.69% (a).........................      0.70%        04/22/25           3,009,689
      20,696,000  Bank of America Corp., Global Medium-Term Note (c)..............      2.82%        07/21/23          21,286,747


                        See Notes to Financial Statements                 Page 7


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  BANKS (CONTINUED)
$     18,560,000  Bank of America Corp., Medium-Term Note, 3 Mo. LIBOR
                     + 0.65% (a)..................................................      0.85%        06/25/22    $     18,576,664
       1,000,000  Bank of America Corp., Medium-Term Note, 3 Mo. LIBOR
                     + 0.79% (a)..................................................      0.98%        03/05/24           1,008,988
       5,385,000  Capital One N.A., 3 Mo. LIBOR + 0.82% (a).......................      1.01%        08/08/22           5,425,505
      15,000,000  Citibank N.A., 3 Mo. LIBOR + 0.60% (a)..........................      0.78%        05/20/22          15,074,783
       1,000,000  Citigroup, Inc., 3 Mo. LIBOR + 1.19% (a)........................      1.37%        08/02/21           1,002,849
       2,099,000  Citigroup, Inc., 3 Mo. LIBOR + 1.07% (a)........................      1.25%        12/08/21           2,110,281
       9,959,000  Citigroup, Inc., 3 Mo. LIBOR + 0.96% (a)........................      1.14%        04/25/22          10,035,485
       5,000,000  Citigroup, Inc., SOFR + 0.87% (a)...............................      0.88%        11/04/22           5,018,171
      12,384,000  Citigroup, Inc. (c).............................................      2.31%        11/04/22          12,499,364
       5,500,000  Citigroup, Inc. (c).............................................      2.88%        07/24/23           5,663,450
      10,000,000  Citigroup, Inc., SOFR + 0.67% (a)...............................      0.68%        05/01/25          10,014,876
       3,502,000  Citizens Financial Group, Inc...................................      2.38%        07/28/21           3,513,292
      22,073,000  Discover Bank...................................................      3.20%        08/09/21          22,193,455
       5,000,000  Fifth Third Bancorp.............................................      2.60%        06/15/22           5,120,149
       7,725,000  Fifth Third Bank/Cincinnati OH, 3 Mo. LIBOR +
                     0.44% (a)....................................................      0.62%        07/26/21           7,730,054
      11,769,000  Goldman Sachs Group, (The), Inc. (c)............................      2.88%        10/31/22          11,905,832
      15,000,000  Goldman Sachs Group, (The), Inc.................................      0.48%        01/27/23          15,009,779
      15,355,000  Goldman Sachs Group, (The), Inc. (c)............................      2.91%        07/24/23          15,809,900
      15,000,000  Goldman Sachs Group, (The), Inc., SOFR + 0.43% (a)..............      0.44%        03/08/23          14,997,165
      15,970,000  JPMorgan Chase & Co. (c)........................................      3.51%        06/18/22          16,034,757
      12,322,000  JPMorgan Chase & Co.............................................      2.97%        01/15/23          12,551,254
       6,935,000  JPMorgan Chase & Co. (c)........................................      2.78%        04/25/23           7,100,620
      12,000,000  JPMorgan Chase & Co., SOFR + 0.58% (a)..........................      0.59%        03/16/24          12,048,349
       7,378,000  Morgan Stanley..................................................      2.75%        05/19/22           7,569,031
       8,930,000  Morgan Stanley (c)..............................................      0.73%        04/05/24           8,953,001
      28,938,000  Morgan Stanley, Global Medium-Term Note, SOFR +
                     0.70% (a)....................................................      0.71%        01/20/23          29,016,935
      10,000,000  Truist Bank, 3 Mo. LIBOR + 0.59% (a)............................      0.78%        05/17/22          10,051,082
       3,000,000  Truist Bank, SOFR + 0.73% (a)...................................      0.74%        03/09/23           3,027,301
      12,137,000  Truist Financial Corp., Medium-Term Note........................      3.05%        06/20/22          12,494,115
      12,857,000  Wells Fargo & Co................................................      3.07%        01/24/23          13,111,995
      10,030,000  Wells Fargo & Co., Medium-Term Note.............................      3.50%        03/08/22          10,304,928
      10,646,000  Wells Fargo Bank N.A. (c).......................................      2.08%        09/09/22          10,713,107
                                                                                                                 ----------------
                                                                                                                      359,982,953
                                                                                                                 ----------------
                  BEVERAGES -- 0.4%
      20,254,000  Keurig Dr Pepper, Inc...........................................      3.55%        05/25/21          20,293,457
                                                                                                                 ----------------
                  BIOTECHNOLOGY -- 0.6%
       5,000,000  Gilead Sciences, Inc., 3 Mo. LIBOR + 0.15% (a)..................      0.33%        09/17/21           5,001,541
       7,789,000  Gilead Sciences, Inc., 3 Mo. LIBOR + 0.52% (a)..................      0.71%        09/29/23           7,797,545
      15,000,000  Gilead Sciences, Inc............................................      0.75%        09/29/23          15,025,491
                                                                                                                 ----------------
                                                                                                                       27,824,577
                                                                                                                 ----------------
                  COMMERCIAL SERVICES -- 0.4%
         976,000  Equifax, Inc....................................................      2.30%        06/01/21             976,000
      15,624,000  Equifax, Inc....................................................      3.60%        08/15/21          15,769,176
                                                                                                                 ----------------
                                                                                                                       16,745,176
                                                                                                                 ----------------


Page 8                  See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  COMPUTERS -- 0.1%
$      3,000,000  Apple, Inc......................................................      1.55%        08/04/21    $      3,007,250
       3,000,000  Hewlett Packard Enterprise Co., 3 Mo. LIBOR +
                     0.72% (a)....................................................      0.91%        10/05/21           3,000,561
                                                                                                                 ----------------
                                                                                                                        6,007,811
                                                                                                                 ----------------
                  DIVERSIFIED FINANCIAL SERVICES -- 2.3%
       3,235,000  AIG Global Funding (b)..........................................      3.35%        06/25/21           3,249,409
         977,000  Air Lease Corp..................................................      3.75%        02/01/22             995,077
      11,000,000  American Express Co., 3 Mo. LIBOR + 0.60% (a)...................      0.80%        11/05/21          11,024,821
      14,495,000  American Express Co., 3 Mo. LIBOR + 0.62% (a)...................      0.80%        05/20/22          14,566,637
       7,499,000  Aviation Capital Group LLC, 3 Mo. LIBOR +
                     0.95% (a) (b)................................................      1.14%        06/01/21           7,499,177
      10,505,000  Charles Schwab (The) Corp., 3 Mo. LIBOR +
                     0.32% (a)....................................................      0.50%        05/21/21          10,505,543
      15,512,000  Discover Financial Services.....................................      5.20%        04/27/22          16,223,481
       2,500,000  Intercontinental Exchange, Inc..................................      2.35%        09/15/22           2,566,598
      30,000,000  Intercontinental Exchange, Inc., 3 Mo. LIBOR +
                     0.65% (a)....................................................      0.83%        06/15/23          30,055,050
      10,000,000  Nasdaq, Inc.....................................................      0.45%        12/21/22          10,004,285
                                                                                                                 ----------------
                                                                                                                      106,690,078
                                                                                                                 ----------------
                  ELECTRIC -- 3.5%
      10,410,000  Alabama Power Co., Series 17A...................................      2.45%        03/30/22          10,600,346
      15,118,000  American Electric Power Co., Inc., Series I.....................      3.65%        12/01/21          15,413,386
       5,804,000  American Transmission Systems, Inc. (b).........................      5.25%        01/15/22           5,985,123
      11,000,000  Consolidated Edison Co. of New York Inc., Series C,
                     3 Mo. LIBOR + 0.40% (a)......................................      0.60%        06/25/21          11,006,441
      12,620,000  Consolidated Edison, Inc........................................      2.00%        05/15/21          12,626,206
       9,529,000  Dominion Energy, Inc., Series B.................................      2.75%        01/15/22           9,670,771
       2,816,000  Dominion Energy, Inc., Series C.................................      2.00%        08/15/21           2,824,466
       7,000,000  Dominion Energy, Inc., Series D, 3 Mo. LIBOR +
                     0.53% (a)....................................................      0.71%        09/15/23           7,006,867
      10,523,000  DTE Energy Co., Series B........................................      2.60%        06/15/22          10,762,447
       5,000,000  Duke Energy Corp., 3 Mo. LIBOR + 0.50% (a) (b)..................      0.70%        05/14/21           5,000,741
       3,170,000  Duke Energy Corp................................................      3.55%        09/15/21           3,181,973
       5,900,000  Duke Energy Corp., 3 Mo. LIBOR + 0.65% (a)......................      0.83%        03/11/22           5,925,081
       3,155,000  Duke Energy Florida LLC, Series A, 3 Mo. LIBOR +
                     0.25% (a)....................................................      0.44%        11/26/21           3,157,575
       6,345,000  Exelon Generation Co. LLC.......................................      3.40%        03/15/22           6,490,317
       1,200,000  NextEra Energy Capital Holdings, Inc............................      2.90%        04/01/22           1,228,723
       7,425,000  NextEra Energy Capital Holdings, Inc............................      2.40%        09/01/21           7,477,837
       2,046,000  NextEra Energy Capital Holdings, Inc., SOFR +
                     0.54% (a)....................................................      0.55%        03/01/23           2,052,634
      13,000,000  Pacific Gas and Electric Co., 3 Mo. LIBOR + 1.38% (a)...........      1.57%        11/15/21          13,043,940
       2,357,000  Public Service Enterprise Group, Inc............................      2.00%        11/15/21           2,375,000
      12,514,000  Southern (The) Co...............................................      2.35%        07/01/21          12,534,398
      15,000,000  Southern California Edison Co., SOFR + 0.64% (a)................      0.65%        04/03/23          15,030,292
                                                                                                                 ----------------
                                                                                                                      163,394,564
                                                                                                                 ----------------
                  FOOD -- 0.2%
       5,500,000  General Mills, Inc..............................................      3.15%        12/15/21           5,556,186
       4,323,000  Sysco Corp......................................................      2.50%        07/15/21           4,333,138
                                                                                                                 ----------------
                                                                                                                        9,889,324
                                                                                                                 ----------------


                        See Notes to Financial Statements                 Page 9


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  GAS -- 0.9%
$     10,000,000  CenterPoint Energy Resources Corp., 3 Mo. LIBOR +
                     0.50% (a)....................................................      0.68%        03/02/23    $     10,002,725
       7,000,000  CenterPoint Energy Resources Corp...............................      0.70%        03/02/23           7,004,728
      18,010,000  Eastern Energy Gas Holdings LLC, Series A, 3 Mo.
                     LIBOR + 0.60% (a)............................................      0.78%        06/15/21          18,021,224
       5,000,000  Southern California Gas Co., 3 Mo. LIBOR +
                     0.35% (a)....................................................      0.53%        09/14/23           5,000,643
                                                                                                                 ----------------
                                                                                                                       40,029,320
                                                                                                                 ----------------
                  HEALTH CARE PRODUCTS -- 0.4%
       2,523,000  Boston Scientific Corp..........................................      3.38%        05/15/22           2,597,819
      16,226,000  Zimmer Biomet Holdings, Inc.....................................      3.15%        04/01/22          16,558,937
                                                                                                                 ----------------
                                                                                                                       19,156,756
                                                                                                                 ----------------
                  HEALTH CARE SERVICES -- 0.3%
       6,100,000  Anthem, Inc.....................................................      3.70%        08/15/21           6,106,388
       6,247,000  Anthem, Inc.....................................................      3.13%        05/15/22           6,429,231
                                                                                                                 ----------------
                                                                                                                       12,535,619
                                                                                                                 ----------------
                  INSURANCE -- 2.1%
      13,125,000  Athene Global Funding, 3 Mo. LIBOR + 1.23% (a) (b)..............      1.42%        07/01/22          13,274,229
       5,246,000  Athene Global Funding (b).......................................      3.00%        07/01/22           5,399,900
       3,000,000  Brighthouse Financial Global Funding, SOFR +
                     0.76% (a) (b)................................................      0.77%        04/12/24           3,014,725
      11,510,000  Jackson National Life Global Funding, 3 Mo. LIBOR +
                     0.48% (a) (b)................................................      0.66%        06/11/21          11,515,214
      25,000,000  MET Tower Global Funding, SOFR + 0.55% (a) (b)..................      0.56%        01/17/23          25,132,562
       2,000,000  Metropolitan Life Global Funding I, SOFR +
                     0.57% (a) (b)................................................      0.58%        01/13/23           2,011,483
      25,000,000  New York Life Global Funding, 3 Mo. LIBOR +
                     0.28% (a) (b)................................................      0.47%        01/10/23          25,096,298
      12,000,000  Principal Life Global Funding II, SOFR + 0.45% (a) (b)..........      0.46%        04/12/24          12,011,737
                                                                                                                 ----------------
                                                                                                                       97,456,148
                                                                                                                 ----------------
                  INTERNET -- 0.1%
       6,633,000  TD Ameritrade Holding Corp., 3 Mo. LIBOR +
                     0.43% (a)....................................................      0.61%        11/01/21           6,645,998
                                                                                                                 ----------------
                  MACHINERY-CONSTRUCTION & MINING -- 0.6%
       9,879,000  Caterpillar Financial Services Corp., Medium-Term Note,
                     3 Mo. LIBOR + 0.28% (a)......................................      0.46%        09/07/21           9,886,776
       3,000,000  Caterpillar Financial Services Corp., Medium-Term
                     Note.........................................................      0.95%        05/13/22           3,022,748
      15,000,000  Caterpillar Financial Services Corp., Medium-Term Note,
                     Series I, 3 Mo. LIBOR + 0.39% (a)............................      0.58%        05/17/21          15,002,475
                                                                                                                 ----------------
                                                                                                                       27,911,999
                                                                                                                 ----------------
                  MACHINERY-DIVERSIFIED -- 0.4%
      15,000,000  John Deere Capital Corp., Medium-Term Note, 3 Mo.
                     LIBOR + 0.49% (a)............................................      0.67%        06/13/22          15,077,488
       5,000,000  Otis Worldwide Corp., 3 Mo. LIBOR + 0.45% (a)...................      0.64%        04/05/23           4,998,600
                                                                                                                 ----------------
                                                                                                                       20,076,088
                                                                                                                 ----------------


Page 10                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  MEDIA -- 0.4%
$     10,600,000  Charter Communications Operating LLC / Charter
                     Communications Operating Capital, 3 Mo. LIBOR +
                     1.65% (a)....................................................      1.83%        02/01/24    $     10,888,843
       5,000,000  Walt Disney (The) Co., 3 Mo. LIBOR + 0.25% (a)..................      0.44%        09/01/21           5,004,139
       5,000,000  Walt Disney (The) Co., 3 Mo. LIBOR + 0.39% (a)..................      0.58%        09/01/22           5,024,362
                                                                                                                 ----------------
                                                                                                                       20,917,344
                                                                                                                 ----------------
                  MISCELLANEOUS MANUFACTURING -- 0.1%
       4,188,000  General Electric Co., Global Medium-Term Note...................      3.15%        09/07/22           4,342,352
                                                                                                                 ----------------
                  OIL & GAS -- 1.0%
       9,169,000  BP Capital Markets America, Inc., 3 Mo. LIBOR +
                     0.65% (a)....................................................      0.84%        09/19/22           9,211,592
       3,500,000  Chevron Corp., 3 Mo. LIBOR + 0.95% (a)..........................      1.14%        05/16/21           3,501,175
      12,796,000  Chevron Corp....................................................      2.41%        03/03/22          12,983,743
      16,153,000  ConocoPhillips Co., 3 Mo. LIBOR + 0.90% (a).....................      1.10%        05/15/22          16,289,129
       3,750,000  Phillips 66, Series WI..........................................      4.30%        04/01/22           3,883,407
                                                                                                                 ----------------
                                                                                                                       45,869,046
                                                                                                                 ----------------
                  PACKAGING AND CONTAINERS -- 0.0%
       1,245,000  WestRock RKT LLC................................................      4.90%        03/01/22           1,289,757
                                                                                                                 ----------------
                  PHARMACEUTICALS -- 3.4%
       5,575,000  AbbVie, Inc., 3 Mo. LIBOR + 0.35% (a)...........................      0.53%        05/21/21           5,575,764
      10,148,000  AbbVie, Inc., 3 Mo. LIBOR + 0.46% (a)...........................      0.64%        11/19/21          10,162,998
      18,715,000  AbbVie, Inc.....................................................      2.15%        11/19/21          18,901,437
      12,000,000  AbbVie, Inc., 3 Mo. LIBOR + 0.65% (a)...........................      0.83%        11/21/22          12,077,610
       9,840,000  AbbVie, Inc.....................................................      2.30%        11/21/22          10,127,056
       5,065,000  Bayer US Finance II LLC, 3 Mo. LIBOR +
                     0.63% (a) (b)................................................      0.83%        06/25/21           5,066,972
      22,812,000  Bayer US Finance II LLC (b).....................................      3.50%        06/25/21          22,857,639
      12,825,000  Bayer US Finance II LLC (b).....................................      3.88%        12/15/23          13,799,552
       6,255,000  Bristol-Myers Squibb Co.........................................      2.55%        05/14/21           6,259,191
       6,000,000  Bristol-Myers Squibb Co., 3 Mo. LIBOR + 0.38% (a)...............      0.57%        05/16/22           6,019,933
       6,631,000  CVS Health Corp.................................................      2.13%        06/01/21           6,634,479
       6,609,000  CVS Health Corp.................................................      3.50%        07/20/22           6,826,256
      21,226,000  Utah Acquisition Sub, Inc.......................................      3.15%        06/15/21          21,271,367
       8,840,000  Viatris, Inc. (b)...............................................      1.13%        06/22/22           8,899,048
       5,120,000  Zoetis, Inc.....................................................      3.25%        08/20/21           5,164,574
                                                                                                                 ----------------
                                                                                                                      159,643,876
                                                                                                                 ----------------
                  PIPELINES -- 1.3%
      25,577,000  Enbridge Energy Partners, L.P...................................      4.20%        09/15/21          25,689,536
       6,442,000  Enterprise Products Operating LLC...............................      3.50%        02/01/22           6,593,051
       4,838,000  Kinder Morgan Energy Partners, L.P..............................      4.15%        03/01/22           4,985,792
       9,000,000  Southern Natural Gas Co. LLC (b)................................      0.63%        04/28/23           9,001,761
       4,876,000  Southern Natural Gas Co. LLC / Southern Natural Issuing
                     Corp.........................................................      4.40%        06/15/21           4,881,498
      11,345,000  Williams Cos., (The), Inc.......................................      3.60%        03/15/22          11,596,666
                                                                                                                 ----------------
                                                                                                                       62,748,304
                                                                                                                 ----------------
                  REAL ESTATE INVESTMENT TRUSTS -- 0.3%
      15,000,000  Public Storage, SOFR + 0.47% (a)................................      0.48%        04/23/24          15,016,459
                                                                                                                 ----------------


                        See Notes to Financial Statements                Page 11


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  RETAIL -- 1.2%
$     10,000,000  7-Eleven, Inc., 3 Mo. LIBOR + 0.45% (a) (b).....................      0.65%        08/10/22    $     10,008,212
       4,000,000  7-Eleven, Inc. (b)..............................................      0.63%        02/10/23           4,004,461
       4,957,000  AutoZone, Inc...................................................      3.70%        04/15/22           5,077,327
      10,000,000  McDonald's Corp., Medium-Term Note, 3 Mo. LIBOR +
                     0.43% (a)....................................................      0.61%        10/28/21          10,018,450
      18,832,000  Nordstrom, Inc..................................................      4.00%        10/15/21          18,869,429
       6,067,000  O'Reilly Automotive, Inc........................................      4.63%        09/15/21           6,097,815
                                                                                                                 ----------------
                                                                                                                       54,075,694
                                                                                                                 ----------------
                  SEMICONDUCTORS -- 0.9%
      10,000,000  Intel Corp., 3 Mo. LIBOR + 0.35% (a)............................      0.55%        05/11/22          10,031,612
      25,352,000  Maxim Integrated Products, Inc..................................      3.38%        03/15/23          26,512,988
       3,247,000  Microchip Technology, Inc.......................................      3.92%        06/01/21           3,255,493
                                                                                                                 ----------------
                                                                                                                       39,800,093
                                                                                                                 ----------------
                  SOFTWARE -- 1.3%
       8,387,000  Fiserv, Inc.....................................................      4.75%        06/15/21           8,429,566
      14,895,000  Infor, Inc. (b).................................................      1.45%        07/15/23          15,099,625
       5,500,000  Oracle Corp.....................................................      2.80%        07/08/21           5,525,096
      29,993,000  Oracle Corp.....................................................      1.90%        09/15/21          30,134,281
       4,000,000  Roper Technologies, Inc.........................................      2.80%        12/15/21           4,053,111
                                                                                                                 ----------------
                                                                                                                       63,241,679
                                                                                                                 ----------------
                  TELECOMMUNICATIONS -- 1.5%
       7,940,000  AT&T, Inc., 3 Mo. LIBOR + 0.75% (a).............................      0.94%        06/01/21           7,944,683
      21,600,000  AT&T, Inc., 3 Mo. LIBOR + 0.95% (a).............................      1.13%        07/15/21          21,638,840
      12,118,000  AT&T, Inc.......................................................      3.00%        06/30/22          12,438,224
       8,090,000  AT&T, Inc., SOFR + 0.64% (a)....................................      0.65%        03/25/24           8,103,549
      10,000,000  AT&T, Inc., 3 Mo. LIBOR + 1.18% (a).............................      1.36%        06/12/24          10,218,700
      10,000,000  Verizon Communications, Inc., SOFR + 0.50% (a)..................      0.51%        03/22/24          10,046,608
                                                                                                                 ----------------
                                                                                                                       70,390,604
                                                                                                                 ----------------
                  TRANSPORTATION -- 0.5%
       5,000,000  Ryder System, Inc., Medium-Term Note............................      2.50%        09/01/22           5,133,497
      18,802,000  Union Pacific Corp..............................................      3.20%        06/08/21          18,854,177
                                                                                                                 ----------------
                                                                                                                       23,987,674
                                                                                                                 ----------------
                  TRUCKING & LEASING -- 0.4%
       9,005,000  GATX Corp., 3 Mo. LIBOR + 0.72% (a).............................      0.92%        11/05/21           9,028,460
      11,221,000  Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)..........      3.65%        07/29/21          11,277,719
                                                                                                                 ----------------
                                                                                                                       20,306,179
                                                                                                                 ----------------
                  TOTAL CORPORATE BONDS AND NOTES..............................................................     1,823,549,911
                  (Cost $1,818,695,790)                                                                          ----------------


Page 12                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
COMMERCIAL PAPER -- 34.8%

                  AGRICULTURE -- 1.2%
$     15,000,000  BAT International Finance PLC...................................      0.26%        05/11/21    $     14,998,917
      10,000,000  BAT International Finance PLC...................................      0.26%        05/12/21           9,999,205
      15,000,000  BAT International Finance PLC...................................      0.27%        05/21/21          14,997,750
      15,000,000  BAT International Finance PLC...................................      0.30%        06/15/21          14,994,374
                                                                                                                 ----------------
                                                                                                                       54,990,246
                                                                                                                 ----------------
                  AUTO MANUFACTURERS -- 2.1%
      15,000,000  Harley-Davidson Financial Services, Inc.........................      0.31%        05/06/21          14,999,354
      15,000,000  Harley-Davidson Financial Services, Inc.........................      0.30%        05/07/21          14,999,250
      15,000,000  Harley-Davidson Financial Services, Inc.........................      0.33%        05/11/21          14,998,625
      15,000,000  Harley-Davidson Financial Services, Inc.........................      0.31%        06/07/21          14,995,220
      16,500,000  Hyundai Capital America.........................................      0.21%        05/10/21          16,499,133
      10,000,000  Volkswagen Group of America Finance LLC.........................      0.44%        08/06/21           9,988,390
      15,000,000  VW Credit, Inc..................................................      0.22%        05/04/21          14,999,725
                                                                                                                 ----------------
                                                                                                                      101,479,697
                                                                                                                 ----------------
                  CHEMICALS -- 5.5%
      23,100,000  Cabot Corp......................................................      0.29%        05/13/21          23,097,767
      25,000,000  Cabot Corp......................................................      0.30%        05/28/21          24,994,375
       7,380,000  Dow Chemical (The) Co...........................................      0.16%        05/10/21           7,379,705
      20,000,000  Dow Chemical (The) Co...........................................      0.25%        06/17/21          19,993,472
      20,000,000  Dow Chemical (The) Co...........................................      0.25%        06/28/21          19,991,943
       5,000,000  Eastman Chemical Co.............................................      0.15%        05/03/21           4,999,958
      10,000,000  Eastman Chemical Co.............................................      0.15%        05/04/21           9,999,875
      15,000,000  EI du Pont de Nemours and Co....................................      0.33%        12/01/21          14,971,453
      30,000,000  FMC Corp........................................................      0.51%        05/14/21          29,994,582
      24,500,000  FMC Corp........................................................      0.51%        06/01/21          24,489,451
      20,000,000  LyondellBasell Investment LLC...................................      0.22%        05/19/21          19,997,800
      20,000,000  LyondellBasell Investment LLC...................................      0.20%        05/20/21          19,997,889
      20,000,000  LyondellBasell Investment LLC...................................      0.22%        05/27/21          19,996,822
      10,000,000  LyondellBasell Investment LLC...................................      0.22%        06/01/21           9,998,106
      10,000,000  PPG Industries, Inc.............................................      0.43%        08/02/21           9,989,128
                                                                                                                 ----------------
                                                                                                                      259,892,326
                                                                                                                 ----------------
                  DIVERSIFIED FINANCIAL SERVICES -- 1.7%
      20,000,000  CNPC Finance HK Ltd.............................................      0.33%        05/13/21          19,997,800
      14,000,000  CNPC Finance HK Ltd.............................................      0.34%        05/14/21          13,998,281
      11,275,000  CNPC Finance HK Ltd.............................................      0.33%        05/18/21          11,273,243
      15,000,000  CNPC Finance HK Ltd.............................................      0.33%        05/20/21          14,997,387
      10,000,000  Nissan Motor Acceptance Co. LLC.................................      0.35%        05/10/21           9,999,125
      10,000,000  Nissan Motor Acceptance Co. LLC.................................      0.30%        05/12/21           9,999,083
                                                                                                                 ----------------
                                                                                                                       80,264,919
                                                                                                                 ----------------
                  ELECTRIC -- 4.2%
      15,000,000  American Electric Power Co., Inc................................      0.25%        06/23/21          14,994,479
      15,000,000  CenterPoint Energy, Inc.........................................      0.20%        05/04/21          14,999,246
      15,000,000  CenterPoint Energy, Inc.........................................  0.15% - 0.16%    05/13/21          14,999,233
      10,000,000  Enel Finance America LLC........................................      0.39%        08/10/21           9,989,330
      10,000,000  Enel Finance America LLC........................................      0.36%        11/16/21           9,980,652
      15,000,000  Enel Finance America LLC........................................      0.42%        03/21/22          14,944,631
      15,000,000  Entergy Corp....................................................      0.40%        05/17/21          14,997,396
      10,000,000  Entergy Corp....................................................      0.26%        06/07/21           9,997,328
      15,000,000  Eversource Energy...............................................      0.15%        05/20/21          14,998,813


                        See Notes to Financial Statements                Page 13


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
COMMERCIAL PAPER (CONTINUED)

                  ELECTRIC (CONTINUED)
$     24,000,000  Southern California Edison Co...................................  0.26% - 0.35%    05/10/21    $     23,998,102
      15,000,000  Southern California Edison Co...................................      0.39%        05/11/21          14,998,416
      20,000,000  Southern California Edison Co...................................      0.35%        05/13/21          19,997,666
      17,000,000  WEC Energy Group, Inc...........................................      0.15%        05/19/21          16,998,725
                                                                                                                 ----------------
                                                                                                                      195,894,017
                                                                                                                 ----------------
                  ELECTRONICS -- 1.7%
      40,000,000  Jabil, Inc......................................................      0.51%        05/03/21          39,998,889
      20,000,000  Jabil, Inc......................................................      0.63%        05/14/21          19,995,521
      19,000,000  Jabil, Inc......................................................      0.62%        05/18/21          18,994,437
                                                                                                                 ----------------
                                                                                                                       78,988,847
                                                                                                                 ----------------
                  FOOD -- 2.8%
      20,000,000  Conagra Brands, Inc.............................................      0.32%        05/05/21          19,999,289
      10,000,000  Conagra Brands, Inc.............................................      0.38%        06/10/21           9,995,888
      25,000,000  Conagra Brands, Inc.............................................      0.36%        07/01/21          24,985,174
      20,000,000  Smithfield Foods, Inc...........................................      0.37%        05/05/21          19,999,178
      10,000,000  Smithfield Foods, Inc...........................................      0.30%        05/18/21           9,998,583
      20,000,000  Smithfield Foods, Inc...........................................      0.38%        05/19/21          19,996,300
      15,000,000  Smithfield Foods, Inc...........................................      0.35%        05/21/21          14,997,083
      10,000,000  Smithfield Foods, Inc...........................................      0.35%        06/04/21           9,996,694
                                                                                                                 ----------------
                                                                                                                      129,968,189
                                                                                                                 ----------------
                  GAS -- 0.7%
      15,000,000  Sempra Global...................................................      0.14%        05/06/21          14,999,708
      18,300,000  Sempra Global...................................................      0.15%        05/11/21          18,299,238
                                                                                                                 ----------------
                                                                                                                       33,298,946
                                                                                                                 ----------------
                  HEALTH CARE SERVICES -- 1.3%
      10,000,000  Humana, Inc.....................................................      0.28%        06/14/21           9,996,577
      15,000,000  Humana, Inc.....................................................      0.26%        06/17/21          14,994,908
      15,000,000  Humana, Inc.....................................................      0.26%        06/21/21          14,994,474
      10,000,000  Humana, Inc.....................................................      0.27%        06/24/21           9,995,950
      10,000,000  Humana, Inc.....................................................      0.30%        07/21/21           9,993,249
                                                                                                                 ----------------
                                                                                                                       59,975,158
                                                                                                                 ----------------
                  INSURANCE -- 0.4%
      21,200,000  Marsh & McLennan Cos., Inc......................................      0.20%        05/03/21          21,199,764
                                                                                                                 ----------------
                  MINING -- 1.5%
      20,000,000  Glencore Funding LLC............................................      0.27%        05/07/21          19,999,100
      15,000,000  Glencore Funding LLC............................................      0.29%        05/20/21          14,997,704
      15,000,000  Glencore Funding LLC............................................      0.30%        06/16/21          14,994,249
      20,000,000  Glencore Funding LLC............................................      0.31%        06/28/21          19,990,011
                                                                                                                 ----------------
                                                                                                                       69,981,064
                                                                                                                 ----------------
                  OIL & GAS -- 5.4%
      30,000,000  Canadian Natural Resources Ltd..................................      0.35%        05/26/21          29,992,708
      20,000,000  Eni Finance USA, Inc............................................      0.27%        05/19/21          19,997,299
      10,000,000  Eni Finance USA, Inc............................................      0.26%        05/20/21           9,998,627
      10,820,000  Eni Finance USA, Inc............................................      0.26%        05/25/21          10,818,124
      10,000,000  Eni Finance USA, Inc............................................      0.32%        07/08/21           9,993,954
      10,000,000  Eni Finance USA, Inc............................................      0.31%        07/12/21           9,993,799
      10,000,000  Eni Finance USA, Inc............................................      0.26%        07/16/21           9,994,511
      25,000,000  Marathon Petroleum Corp.........................................      0.53%        05/06/21          24,998,194


Page 14                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


                                                                                     ANNUALIZED
   PRINCIPAL                                                                        YIELD ON DATE     STATED
     VALUE                                  DESCRIPTION                              OF PURCHASE     MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
COMMERCIAL PAPER (CONTINUED)

                  OIL & GAS (CONTINUED)
$     15,000,000  Ovintiv, Inc....................................................      0.81%        05/17/21    $     14,994,666
      10,000,000  Ovintiv, Inc....................................................      0.81%        05/18/21           9,996,222
      17,100,000  Ovintiv, Inc....................................................      0.81%        05/19/21          17,093,160
      10,000,000  Sinopec Century Bright Capital Investment America
                     LLC..........................................................      0.23%        05/04/21           9,999,808
      10,000,000  Sinopec Century Bright Capital Investment America
                     LLC..........................................................      0.26%        05/17/21           9,998,844
      10,000,000  Sinopec Century Bright Capital Investment America
                     LLC..........................................................      0.27%        05/27/21           9,998,050
      20,000,000  Sinopec Century Bright Capital Investment Ltd...................      0.28%        05/13/21          19,998,133
      20,000,000  Sinopec Century Bright Capital Investment Ltd...................      0.28%        05/18/21          19,997,356
      15,500,000  Suncor Energy, Inc..............................................      0.19%        06/01/21          15,497,464
                                                                                                                 ----------------
                                                                                                                      253,360,919
                                                                                                                 ----------------
                  PHARMACEUTICALS -- 1.2%
      16,044,000  Cigna Corp......................................................      0.27%        06/08/21          16,039,427
      20,000,000  Cigna Corp......................................................      0.26%        06/14/21          19,993,644
      10,000,000  Cigna Corp......................................................      0.26%        06/18/21           9,996,533
      11,000,000  Cigna Corp......................................................      0.29%        07/13/21          10,993,530
                                                                                                                 ----------------
                                                                                                                       57,023,134
                                                                                                                 ----------------
                  PIPELINES -- 1.0%
       9,000,000  Enbridge US, Inc................................................      0.25%        05/06/21           8,999,687
      20,000,000  Enbridge US, Inc................................................      0.22%        05/12/21          19,998,655
      20,000,000  Energy Transfer, L.P............................................      0.41%        05/03/21          19,999,556
                                                                                                                 ----------------
                                                                                                                       48,997,898
                                                                                                                 ----------------
                  REAL ESTATE INVESTMENT TRUSTS -- 1.3%
      25,000,000  Crown Castle International Corp.................................      0.35%        05/12/21          24,997,326
      20,000,000  Crown Castle International Corp.................................      0.35%        05/18/21          19,996,694
      15,000,000  Healthpeak Properties, Inc......................................      0.20%        05/06/21          14,999,584
                                                                                                                 ----------------
                                                                                                                       59,993,604
                                                                                                                 ----------------
                  RETAIL -- 1.4%
      20,000,000  Walgreens Boots Alliance, Inc...................................      0.20%        05/21/21          19,997,778
       9,000,000  Walgreens Boots Alliance, Inc...................................      0.27%        06/04/21           8,997,705
      15,000,000  Walgreens Boots Alliance, Inc...................................      0.26%        06/18/21          14,994,799
      20,000,000  Walgreens Boots Alliance, Inc...................................      0.27%        07/09/21          19,989,950
                                                                                                                 ----------------
                                                                                                                       63,980,232
                                                                                                                 ----------------
                  SOFTWARE -- 1.4%
      10,000,000  Fidelity National Information Services, Inc.....................      0.30%        05/03/21           9,999,833
       7,450,000  Fidelity National Information Services, Inc.....................  0.20% - 0.23%    05/10/21           7,449,579
      10,000,000  Fidelity National Information Services, Inc.....................      0.30%        05/14/21           9,998,917
      25,194,000  Fidelity National Information Services, Inc.....................      0.26%        06/02/21          25,188,177
      15,000,000  Fidelity National Information Services, Inc.....................      0.28%        06/07/21          14,995,683
                                                                                                                 ----------------
                                                                                                                       67,632,189
                                                                                                                 ----------------
                  TOTAL COMMERCIAL PAPER.......................................................................     1,636,921,149
                  (Cost $1,636,921,149)                                                                          ----------------


                        See Notes to Financial Statements                Page 15


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES -- 11.0%

                  AEROSPACE/DEFENSE -- 0.1%
$      4,822,000  BAE Systems PLC (b).............................................      4.75%        10/11/21    $      4,912,227
                                                                                                                 ----------------
                  AGRICULTURE -- 0.1%
       6,248,000  BAT International Finance PLC (b)...............................      3.25%        06/07/22           6,432,178
                                                                                                                 ----------------
                  AUTO MANUFACTURERS -- 0.1%
       5,500,000  BMW Finance N.V., 3 Mo. LIBOR + 0.79% (a) (b)...................      0.99%        08/12/22           5,545,449
                                                                                                                 ----------------
                  BANKS -- 9.6%
       7,158,000  ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.57% (a) (b).................      0.76%        08/27/21           7,171,774
       2,500,000  ANZ New Zealand Int'l Ltd./London, 3 Mo. LIBOR +
                     1.00% (a) (b)................................................      1.18%        01/25/22           2,517,223
      12,090,000  Australia & New Zealand Banking Group Ltd., 3 Mo.
                     LIBOR + 0.46% (a) (b)........................................      0.65%        05/17/21          12,092,212
       3,000,000  Australia & New Zealand Banking Group Ltd., 3 Mo.
                     LIBOR + 0.99% (a) (b)........................................      1.18%        06/01/21           3,002,315
       4,000,000  Australia & New Zealand Banking Group Ltd., 3 Mo.
                     LIBOR + 0.49% (a) (b)........................................      0.67%        11/21/22           4,027,187
       2,000,000  Bank of Montreal, Medium-Term Note, 3 Mo. LIBOR +
                     0.79% (a)....................................................      0.98%        08/27/21           2,005,338
      25,000,000  Bank of Nova Scotia (The), SOFR + 0.45% (a).....................      0.46%        04/15/24          25,017,386
       3,181,000  Barclays Bank PLC...............................................      1.70%        05/12/22           3,224,639
      15,000,000  BNP Paribas S.A., 3 Mo. LIBOR + 0.39% (a) (b)...................      0.58%        08/07/21          15,013,335
      25,000,000  BPCE S.A., Medium-Term Note, 3 Mo. LIBOR +
                     0.88% (a)....................................................      1.07%        05/31/22          25,215,872
      17,625,000  Canadian Imperial Bank of Commerce, SOFR +
                     0.80% (a)....................................................      0.81%        03/17/23          17,782,646
       7,000,000  Commonwealth Bank of Australia, 3 Mo. LIBOR +
                     0.70% (a) (b)................................................      0.88%        03/10/22           7,037,031
       9,816,000  Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR +
                     0.83% (a)....................................................      1.02%        01/10/22           9,873,176
      20,000,000  Credit Agricole Corporate & Investment Bank S.A.,
                     Medium-Term Note, 3 Mo. LIBOR + 0.40% (a) (b)................      0.60%        05/03/21          20,000,000
       3,407,000  Credit Suisse AG/New York NY....................................      2.10%        11/12/21           3,439,241
       5,000,000  Credit Suisse Group AG (b) (c)..................................      3.00%        12/14/23           5,175,628
         632,000  Danske Bank A/S (b) (c).........................................      3.00%        09/20/22             637,166
       5,000,000  Deutsche Bank AG, Global Medium-Term Note.......................      3.38%        05/12/21           5,003,221
      17,510,000  Deutsche Bank AG/New York NY....................................      4.25%        10/14/21          17,807,853
       6,000,000  DNB Bank ASA, 3 Mo. LIBOR + 0.62% (a) (b).......................      0.81%        12/02/22           6,050,984
       2,980,000  ING Groep N.V., 3 Mo. LIBOR + 1.15% (a).........................      1.34%        03/29/22           3,006,858
       9,135,000  ING Groep N.V...................................................      3.15%        03/29/22           9,368,080
       6,000,000  ING Groep N.V., 3 Mo. LIBOR + 1.00% (a).........................      1.19%        10/02/23           6,094,588
       3,410,000  Lloyds Banking Group PLC, 3 Mo. LIBOR + 0.80% (a)...............      0.99%        06/21/21           3,413,596
      14,318,000  Lloyds Banking Group PLC........................................      3.10%        07/06/21          14,389,090
      12,527,000  Lloyds Banking Group PLC (c)....................................      2.86%        03/17/23          12,784,742
      19,221,000  Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR +
                     0.65% (a)....................................................      0.83%        07/26/21          19,247,525
       1,500,000  Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR +
                     0.92% (a)....................................................      1.10%        02/22/22           1,510,090
      13,685,000  Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR +
                     0.79% (a)....................................................      0.97%        07/25/22          13,783,587
      10,991,000  Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR +
                     0.74% (a)....................................................      0.93%        03/02/23          11,078,006


Page 16                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  BANKS (CONTINUED)
$      9,200,000  Mizuho Financial Group, Inc., 3 Mo. LIBOR +
                     1.14% (a)....................................................      1.32%        09/13/21    $      9,238,336
       1,000,000  National Australia Bank Ltd.....................................      3.38%        09/20/21           1,011,610
      13,080,000  National Bank of Canada (c).....................................      0.90%        08/15/23          13,161,348
       7,600,000  NatWest Group PLC, 3 Mo. LIBOR + 1.47% (a)......................      1.66%        05/15/23           7,681,396
       2,175,000  NatWest Markets PLC, SOFR + 1.66% (a) (b).......................      1.67%        09/29/22           2,218,350
       9,000,000  Royal Bank of Canada, Global Medium-Term Note, 3 Mo.
                     LIBOR + 0.47% (a)............................................      0.65%        04/29/22           9,040,196
       3,850,000  Santander UK PLC................................................      3.40%        06/01/21           3,859,159
       9,000,000  Skandinaviska Enskilda Banken AB, 3 Mo. LIBOR +
                     0.43% (a) (b)................................................      0.62%        05/17/21           9,001,432
       4,000,000  Skandinaviska Enskilda Banken AB, 3 Mo. LIBOR +
                     0.65% (a) (b)................................................      0.83%        12/12/22           4,031,926
       8,604,000  Standard Chartered PLC, 3 Mo. LIBOR + 1.20% (a) (b).............      1.38%        09/10/22           8,632,616
       7,328,000  Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR +
                     1.11% (a)....................................................      1.30%        07/14/21           7,343,244
       4,674,000  Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR +
                     1.14% (a)....................................................      1.33%        10/19/21           4,697,128
      12,779,000  Sumitomo Mitsui Financial Group, Inc............................      2.44%        10/19/21          12,908,959
       4,139,000  Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR +
                     0.97% (a)....................................................      1.16%        01/11/22           4,163,407
      25,000,000  Toronto-Dominion Bank (The), Medium-Term Note, 3 Mo.
                     LIBOR + 0.30% (a)............................................      0.49%        07/30/21          25,015,558
      11,482,000  UBS AG/London (b)...............................................      1.75%        04/21/22          11,632,840
      15,681,000  UBS Group AG, 3 Mo. LIBOR + 1.53% (a) (b).......................      1.71%        02/01/22          15,858,537
       5,000,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.71% (a)..................      0.90%        06/28/22           5,040,631
       7,000,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.39% (a)..................      0.58%        01/13/23           7,038,904
                                                                                                                 ----------------
                                                                                                                      448,345,966
                                                                                                                 ----------------
                  CHEMICALS -- 0.1%
       5,575,000  Nutrien Ltd.....................................................      1.90%        05/13/23           5,724,000
                                                                                                                 ----------------
                  DIVERSIFIED FINANCIAL SERVICES -- 0.1%
       4,775,000  AerCap Ireland Capital DAC / AerCap Global Aviation
                     Trust........................................................      3.95%        02/01/22           4,877,073
                                                                                                                 ----------------
                  MISCELLANEOUS MANUFACTURING -- 0.3%
       9,200,000  Siemens Financieringsmaatschappij N.V., 3 Mo. LIBOR +
                     0.61% (a) (b)................................................      0.80%        03/16/22           9,249,216
       6,000,000  Siemens Financieringsmaatschappij N.V., SOFR +
                     0.43% (a) (b)................................................      0.44%        03/11/24           6,039,006
                                                                                                                 ----------------
                                                                                                                       15,288,222
                                                                                                                 ----------------
                  OIL & GAS -- 0.5%
       2,000,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.87% (a).................      1.06%        09/16/21           2,006,447
      21,885,000  Canadian Natural Resources Ltd..................................      3.45%        11/15/21          22,074,679
                                                                                                                 ----------------
                                                                                                                       24,081,126
                                                                                                                 ----------------
                  PIPELINES -- 0.1%
       2,000,000  Enbridge, Inc., SOFR + 0.40% (a)................................      0.41%        02/17/23           2,003,076
                                                                                                                 ----------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................................       517,209,317
                  (Cost $515,672,843)                                                                            ----------------


                        See Notes to Financial Statements                Page 17


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
ASSET-BACKED SECURITIES -- 8.1%

                  American Credit Acceptance Receivables Trust
$      6,065,098     Series 2020-3, Class A (b)...................................      0.62%        10/13/23    $      6,070,643
      14,787,013     Series 2020-4, Class A (b)...................................      0.53%        03/13/24          14,796,311
                  Avis Budget Rental Car Funding AESOP LLC
       5,271,667     Series 2016-1A, Class A (b)..................................      2.99%        06/20/22           5,284,427
       8,060,000     Series 2016-2A, Class A (b)..................................      2.72%        11/20/22           8,125,476
                  Carmax Auto Owner Trust
      10,671,195     Series 2020-3, Class A2A.....................................      0.49%        06/15/23          10,682,409
                  Countrywide Asset-Backed Certificates
       1,143,129     Series 2004-SD4, Class M1, 1 Mo. LIBOR +
                        1.13% (a) (b).............................................      1.23%        12/25/34           1,144,862
                  Dell Equipment Finance Trust
         332,749     Series 2019-2, Class A2 (b)..................................      1.95%        12/22/21             333,909
      23,750,000     Series 2020-2, Class A2 (b)..................................      0.47%        10/24/22          23,787,900
                  DT Auto Owner Trust
       9,734,937     Series 2020-3A, Class A (b)..................................      0.54%        04/15/24           9,747,642
                  Exeter Automobile Receivables Trust
       6,460,399     Series 2020-3A, Class A2.....................................      0.46%        10/17/22           6,462,040
      11,000,000     Series 2020-3A, Class A3.....................................      0.52%        10/16/23          11,013,788
                  First Investors Auto Owner Trust
      12,294,142     Series 2021-1A, Class A (b)..................................      0.45%        03/16/26          12,307,260
                  Flagship Credit Auto Trust
      24,414,892     Series 2020-4, Class A (b)...................................      0.53%        04/15/25          24,460,091
                  Ford Credit Auto Lease Trust
       1,002,309     Series 2019-A, Class A3......................................      2.90%        05/15/22           1,003,423
      17,450,000     Series 2020-A, Class A3......................................      1.85%        03/15/23          17,591,649
       4,329,906     Series 2020-B, Class A2A.....................................      0.50%        12/15/22           4,334,148
                  Ford Credit Auto Owner Trust
       1,569,712     Series 2019-C, Class A2A.....................................      1.88%        07/15/22           1,571,501
                  Foursight Capital Automobile Receivables Trust
       5,690,828     Series 2020-1, Class A2 (b)..................................      1.97%        09/15/23           5,714,279
       7,250,000     Series 2021-1, Class A2 (b)..................................      0.40%        08/15/24           7,253,765
       8,150,000     Series 2021-1, Class A3 (b)..................................      0.64%        07/15/25           8,147,896
                  GLS Auto Receivables Issuer Trust
       5,266,369     Series 2020-4A, Class A (b)..................................      0.52%        02/15/24           5,269,441
                  GM Financial Automobile Leasing Trust
         639,000     Series 2019-1, Class B.......................................      3.37%        12/20/22             642,470
                  GSAA Home Equity Trust
         497,512     Series 2005-MTR1, Class A4, 1 Mo. LIBOR +
                        0.74% (a).................................................      0.85%        10/25/35             498,689
                  GTE Auto Receivables Trust
       1,764,035     Series 2019-1, Class A2 (b)..................................      2.17%        12/15/22           1,768,937
                  Honda Auto Receivables Owner Trust
       4,446,545     Series 2020-1, Class A2......................................      1.63%        10/21/22           4,467,688
                  HPEFS Equipment Trust
       5,835,555     Series 2020-1A, Class A2 (b).................................      1.73%        02/20/30           5,863,359
                  Hyundai Auto Lease Securitization Trust
      20,000,000     Series 2019-B, Class B (b)...................................      2.13%        11/15/23          20,255,004
                  Mercedes-Benz Auto Lease Trust
      14,838,395     Series 2019-B, Class A3......................................      2.00%        10/17/22          14,953,482
                  Mill City Mortgage Loan Trust
       1,453,494     Series 2016-1, Class A1 (b)..................................      2.50%        04/25/57           1,464,885


Page 18                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
ASSET-BACKED SECURITIES (CONTINUED)

                  MVW Owner Trust
$      3,178,119     Series 2018-1A, Class A (b)..................................      3.45%        01/21/36    $      3,309,587
                  Nationstar Home Equity Loan Trust
       1,898,192     Series 2006-B, Class AV4, 1 Mo. LIBOR + 0.28% (a)............      0.39%        09/25/36           1,895,536
                  OSCAR US Funding Trust IX LLC
       1,605,525     Series 2018-2A, Class A3 (b).................................      3.39%        09/12/22           1,614,286
       6,130,000     Series 2018-2A, Class A4 (b).................................      3.63%        09/10/25           6,340,234
                  OSCAR US Funding Trust VII LLC
       2,323,348     Series 2017-2A, Class A4 (b).................................      2.76%        12/10/24           2,337,245
                  OSCAR US Funding Trust VIII LLC
       3,048,628     Series 2018-1A, Class A4 (b).................................      3.50%        05/12/25           3,123,502
                  OSCAR US Funding X LLC
      12,296,724     Series 2019-1A, Class A3 (b).................................      3.18%        05/10/23          12,456,059
                  OSCAR US Funding XI LLC
       2,789,080     Series 2019-2A, Class A2 (b).................................      2.49%        08/10/22           2,796,232
       7,600,000     Series 2019-2A, Class A3 (b).................................      2.59%        09/11/23           7,718,134
                  OSCAR US Funding XII LLC
      13,500,000     Series 2021-1A, Class A3 (b).................................      0.70%        04/10/25          13,510,125
                  Santander Consumer Auto Receivables Trust
         832,230     Series 2020-AA, Class A (b)..................................      1.37%        10/15/24             838,849
      10,500,000     Series 2020-BA, Class A3 (b).................................      0.46%        08/15/24          10,514,116
                  Santander Drive Auto Receivables Trust
       5,864,702     Series 2020-3, Class A2......................................      0.46%        09/15/23           5,868,905
       8,500,000     Series 2020-4, Class A3......................................      0.48%        07/15/24           8,519,195
                  Santander Retail Auto Lease Trust
       7,630,000     Series 2019-C, Class A4 (b)..................................      1.93%        11/20/23           7,779,543
                  Securitized Term Auto Receivables Trust
         496,012     Series 2018-2A, Class A3 (b).................................      3.33%        08/25/22             499,347
       2,210,056     Series 2019-1A, Class A3 (b).................................      2.99%        02/27/23           2,235,047
                  Sierra Timeshare Receivables Funding LLC
       3,028,025     Series 2016-3A, Class A (b)..................................      2.43%        10/20/33           3,047,015
       8,447,201     Series 2018-2A, Class A (b)..................................      3.50%        06/20/35           8,782,815
                  Towd Point Mortgage Trust
         264,566     Series 2015-2, Class 1A12 (b)................................      2.75%        11/25/60             264,831
          14,947     Series 2015-4, Class A1B (b).................................      2.75%        04/25/55              14,944
       3,984,661     Series 2015-5, Class A1B (b).................................      2.75%        05/25/55           3,994,193
       8,674,331     Series 2015-6, Class A1B (b).................................      2.75%        04/25/55           8,736,460
         841,153     Series 2016-1, Class A1B (b).................................      2.75%        02/25/55             844,722
       6,066,566     Series 2016-2, Class A1 (b)..................................      3.00%        08/25/55           6,146,423
       1,549,184     Series 2016-3, Class A1 (b)..................................      2.25%        04/25/56           1,561,408
                  Verizon Owner Trust
       1,176,934     Series 2018-A, Class A1A.....................................      3.23%        04/20/23           1,187,807
         414,620     Series 2018-1A, Class A1A (b)................................      2.82%        09/20/22             415,406
                  Westlake Automobile Receivables Trust
       8,671,877     Series 2020-1A, Class A2 (b).................................      1.44%        09/15/23           8,709,976
                  World Omni Select Auto Trust
       9,941,659     Series 2020-A, Class A2......................................      0.47%        06/17/24           9,952,786
                                                                                                                 ----------------
                  TOTAL ASSET-BACKED SECURITIES................................................................       380,032,102
                  (Cost $379,767,897)                                                                            ----------------


                        See Notes to Financial Statements                Page 19


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES -- 4.8%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.1%
                  CIM Trust
$      5,449,303     Series 2019-INV1, Class A2, 1 Mo. LIBOR +
                        1.00% (a) (b).............................................      1.11%        02/25/49    $      5,456,177
       2,091,099     Series 2019-INV2, Class A11, 1 Mo. LIBOR +
                        0.95% (a) (b).............................................      1.06%        05/25/49           2,094,388
      11,946,710     Series 2019-INV3, Class A11, 1 Mo. LIBOR +
                        1.00% (a) (b).............................................      1.06%        08/25/49          11,965,703
                  COLT Mortgage Loan Trust
       1,090,320     Series 2019-3, Class A2 (b)..................................      2.97%        08/25/49           1,094,560
       7,341,340     Series 2020-1, Class A1 (b)..................................      2.49%        02/25/50           7,419,593
       1,076,882     Series 2020-1R, Class A2 (b).................................      1.51%        09/25/65           1,081,466
                  Deephaven Residential Mortgage Trust
       6,268,483     Series 2019-4A, Class A1 (b).................................      2.79%        10/25/59           6,332,929
                  GCAT Trust
      15,211,472     Series 2020-NQM1, Class A1 (b) (d)...........................      2.25%        01/25/60          15,462,757
                  JP Morgan Mortgage Trust
       9,055,896     Series 2019-7, Class A11, 1 Mo. LIBOR +
                        0.90% (a) (b).............................................      1.01%        02/25/50           9,077,548
         701,141     Series 2019-8, Class A11, 1 Mo. LIBOR +
                        0.85% (a) (b).............................................      0.96%        03/25/50             706,243
       9,699,181     Series 2019-INV1, Class A11, 1 Mo. LIBOR +
                        0.95% (a) (b).............................................      1.06%        10/25/49           9,778,889
       5,299,612     Series 2019-LTV2, Class A11, 1 Mo. LIBOR +
                        0.90% (a) (b).............................................      1.01%        12/25/49           5,315,378
       3,272,475     Series 2019-LTV3, Class A11, 1 Mo. LIBOR +
                        0.85% (a) (b).............................................      0.96%        03/25/50           3,295,070
       2,237,300     Series 2020-1, Class A4 (b)..................................      3.50%        06/25/50           2,251,018
      10,129,783     Series 2020-2, Class A11, 1 Mo. LIBOR +
                        0.80% (a) (b).............................................      0.91%        07/25/50          10,227,503
       4,210,465     Series 2020-LTV1, Class A11, 1 Mo. LIBOR +
                        1.00% (a) (b).............................................      1.11%        06/25/50           4,255,534
                  Merrill Lynch Mortgage Investors Trust
         264,828     Series 2005-A6, Class 2A3, 1 Mo. LIBOR + 0.76% (a)...........      0.87%        08/25/35             265,718
                  OBX Trust
      13,691,437     Series 2019-EXP3, Class 2A1A, 1 Mo. LIBOR +
                        0.90% (a) (b).............................................      1.01%        10/25/59          13,721,115
       1,417,926     Series 2020-EXP1, Class 2A1A, 1 Mo. LIBOR +
                        0.75% (a) (b).............................................      0.86%        02/25/60           1,422,114
       5,010,304     Series 2020-INV1, Class A11, 1 Mo. LIBOR +
                        0.90% (a) (b).............................................      1.01%        12/25/49           5,016,836
                  Residential Mortgage Loan Trust
       1,948,637     Series 2019-3, Class A2 (b)..................................      2.94%        09/25/59           1,989,153
                  Starwood Mortgage Residential Trust
      19,950,534     Series 2020-1, Class A1 (b)..................................      2.28%        02/25/50          20,243,408
                  Verus Securitization Trust
       3,300,365     Series 2019-4, Class A2 (b) (d)..............................      2.85%        11/25/59           3,362,023
       2,278,094     Series 2019-INV2, Class A2 (b)...............................      3.12%        07/25/59           2,326,448
                                                                                                                 ----------------
                                                                                                                      144,161,571
                                                                                                                 ----------------


Page 20                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.7%
                  BX Commercial Mortgage Trust
$      8,109,139     Series 2018-IND, Class A, 1 Mo. LIBOR +
                        0.75% (a) (b).............................................      0.87%        11/15/35    $      8,118,846
                  Citigroup Commercial Mortgage Trust
       1,267,342     Series 2012-GC8, Class AAB...................................      2.61%        09/10/45           1,280,751
                  COMM Mortgage Trust
       6,006,330     Series 2013-CR9, Class ASB...................................      3.83%        07/10/45           6,216,539
      12,333,745     Series 2014-UBS3, Class ASB..................................      3.37%        06/10/47          12,794,319
       2,034,547     Series 2015-CR25, Class ASB..................................      3.54%        08/10/48           2,155,522
                  GS Mortgage Securities Corp II
       2,725,000     Series 2013-GC10, Class A5...................................      2.94%        02/10/46           2,819,491
                  JP Morgan Chase Commercial Mortgage Securities Trust
       7,259,816     Series 2012-C8, Class A3.....................................      2.83%        10/15/45           7,434,829
      13,974,147     Series 2012-HSBC, Class A (b)................................      3.09%        07/05/32          14,277,582
       9,339,259     Series 2014-C20, Class ASB...................................      3.46%        07/15/47           9,765,629
                  Morgan Stanley Capital I Trust
       1,249,079     Series 2016-UBS9, Class ASB..................................      3.34%        03/15/49           1,324,812
                  UBS Commercial Mortgage Trust
       8,372,597     Series 2012-C1, Class A3.....................................      3.40%        05/10/45           8,487,412
                  VNDO Mortgage Trust
       4,028,082     Series 2012-6AVE, Class A (b)................................      3.00%        11/15/30           4,137,642
                                                                                                                 ----------------
                                                                                                                       78,813,374
                                                                                                                 ----------------
                  TOTAL MORTGAGE-BACKED SECURITIES.............................................................       222,974,945
                  (Cost $223,170,975)                                                                            ----------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 2.3%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.5%
                  Federal Home Loan Mortgage Corporation
         923,677     Series 2003-2723, Class KN...................................      5.00%        12/15/23             957,035
       1,404,637     Series 2004-2783, Class YB...................................      5.00%        04/15/24           1,461,444
          17,150     Series 2012-4011, Class KM...................................      2.00%        03/15/22              17,224
         964,933     Series 2013-4199, Class YV...................................      3.50%        05/15/26             977,155
         837,769     Series 2014-4387, Class DE...................................      2.00%        01/15/32             855,401
       3,863,524     Series 2018-4821, Class BC...................................      3.00%        12/15/44           3,903,542
                  Federal National Mortgage Association
           4,511     Series 2009-14, Class EB.....................................      4.50%        03/25/24               4,629
           1,927     Series 2009-52, Class AJ.....................................      4.00%        07/25/24               1,970
              50     Series 2011-13, Class AD.....................................      2.00%        07/25/21                  50
             254     Series 2011-15, Class HT.....................................      5.50%        03/25/26                 257
           1,843     Series 2011-86, Class DC.....................................      2.00%        09/25/21               1,844
       1,012,643     Series 2012-6, Class E.......................................      3.00%        05/25/37           1,016,841
       4,331,187     Series 2013-74, Class EL.....................................      3.00%        04/25/41           4,409,326
         677,911     Series 2013-74, Class HA.....................................      3.00%        10/25/37             680,691
       4,229,103     Series 2014-20, Class NA.....................................      3.00%        06/25/33           4,436,436
       4,203,704     Series 2015-28, Class GC.....................................      2.50%        06/25/34           4,336,226
                  Government National Mortgage Association
           1,422     Series 2018-89, Class A......................................      3.50%        06/20/39               1,422
                                                                                                                 ----------------
                                                                                                                       23,061,493
                                                                                                                 ----------------


                        See Notes to Financial Statements                Page 21


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.8%
                  Federal Home Loan Mortgage Corporation Multifamily
                    Structured Pass Through Certificates
$      3,817,424     Series 2013-K025, Class A1...................................      1.88%        04/25/22    $      3,830,881
       4,524,531     Series 2013-K027, Class A1...................................      1.79%        09/25/22           4,563,127
         653,649     Series 2013-K029, Class A1...................................      2.84%        10/25/22             660,468
       4,984,123     Series 2013-K032, Class A1...................................      3.02%        02/25/23           5,105,228
       5,578,243     Series 2013-K034, Class A1...................................      2.67%        02/25/23           5,690,064
       5,156,704     Series 2013-KSMC, Class A1...................................      1.95%        01/25/23           5,231,085
       4,149,839     Series 2014-K036, Class A1...................................      2.78%        04/25/23           4,260,393
       1,629,723     Series 2014-K716, Class A2...................................      3.13%        06/25/21           1,633,077
       5,875,028     Series 2015-K720, Class A1...................................      2.32%        11/25/21           5,912,046
       5,561,858     Series 2017-K727, Class A1...................................      2.63%        10/25/23           5,667,777
                  FREMF Mortgage Trust
      10,000,000     Series 2011-K15, Class B (b) (e).............................      5.14%        08/25/44          10,067,478
       8,617,000     Series 2011-KAIV, Class B (b)................................      4.94%        06/25/46           8,638,666
      23,047,000     Series 2012-K17, Class B (b) (e).............................      4.46%        12/25/44          23,534,197
                                                                                                                 ----------------
                                                                                                                       84,794,487
                                                                                                                 ----------------
                  PASS-THROUGH SECURITIES -- 0.0%
                  Federal Home Loan Mortgage Corporation
              96     Pool G12255..................................................      5.50%        07/01/21                  96
           3,125     Pool G13204..................................................      6.00%        11/01/22               3,150
             477     Pool G14035..................................................      5.50%        12/01/21                 479
          46,278     Pool G15435..................................................      5.00%        11/01/24              48,593
          11,204     Pool G15821..................................................      5.00%        07/01/25              11,770
          24,995     Pool G15874..................................................      5.00%        06/01/26              26,257
                  Federal National Mortgage Association
              21     Pool 888932..................................................      4.50%        11/01/22                  22
           7,565     Pool 890403..................................................      6.00%        05/01/23               7,631
          36,961     Pool 901931..................................................      6.00%        10/01/21              37,131
          69,624     Pool 962078..................................................      4.50%        03/01/23              73,055
              78     Pool AD0285..................................................      5.00%        09/01/22                  82
             142     Pool AD0402..................................................      5.00%        02/01/23                 149
             391     Pool AE0237..................................................      5.50%        11/01/23                 395
             106     Pool AE0314..................................................      5.00%        08/01/21                 106
           8,626     Pool AE0812..................................................      5.00%        07/01/25               9,061
          51,869     Pool AL5764..................................................      5.00%        09/01/25              54,467
          40,064     Pool AL5812..................................................      5.50%        05/01/25              40,790
          22,484     Pool AL6212..................................................      4.50%        01/01/27              23,572
          66,180     Pool AL6798..................................................      5.00%        09/01/25              69,490
             221     Pool AL8539..................................................      4.50%        01/01/27                 231
         353,065     Pool BM1299..................................................      5.00%        03/01/27             370,986
             252     Pool MA0772..................................................      4.00%        06/01/21                 253
         120,071     Pool MA1030..................................................      3.00%        04/01/22             126,448
                  Government National Mortgage Association
          15,117     Pool 783524..................................................      5.00%        09/15/24              15,752
                                                                                                                 ----------------
                                                                                                                          919,966
                                                                                                                 ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................       108,775,946
                  (Cost $109,407,126)                                                                            ----------------


Page 22                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY         VALUE
----------------  ----------------------------------------------------------------  -------------  ------------  ----------------
U.S. GOVERNMENT NOTES -- 0.9%

$     40,000,000  U.S. Treasury Note..............................................      1.50%        11/30/21    $     40,339,827
                                                                                                                 ----------------
                  TOTAL U.S. GOVERNMENT NOTES..................................................................        40,339,827
                  (Cost $39,956,219)                                                                             ----------------

CERTIFICATES OF DEPOSIT -- 0.3%

                  BANKS -- 0.3%
      15,000,000  Nordea Bank Abp, 3 Mo. LIBOR + 0.32% (a)........................      0.50%        11/19/21          15,026,551
                                                                                                                 ----------------
                  TOTAL CERTIFICATES OF DEPOSIT................................................................        15,026,551
                  (Cost $15,000,000)                                                                             ----------------

                  TOTAL INVESTMENTS -- 101.0%..................................................................     4,744,829,748
                  (Cost $4,738,591,999) (f)
                  NET OTHER ASSETS AND LIABILITIES -- (1.0)%...................................................       (46,779,906)
                                                                                                                 ----------------
                  NET ASSETS -- 100.0%.........................................................................  $  4,698,049,842
                                                                                                                 ================


-----------------------------

(a)   Floating or variable rate security.

(b)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's
      Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2021, securities noted as such amounted to $998,455,820 or 21.3% of net assets.

(c)   Fixed-to-floating security. The interest rate shown reflects the fixed rate in effect at April 30, 2021. At a predetermined date, the fixed rate will change to a floating rate.

(d)   Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.

(e)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(f)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,076,162 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,838,413. The net unrealized appreciation was
      $6,237,749.

LIBOR - London Interbank Offered Rates

SOFR  - Secured Overnight Financing Rate

                        See Notes to Financial Statements                Page 23


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2           LEVEL 3
                                                           TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                          VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                         4/30/2021           PRICES            INPUTS            INPUTS
                                                       --------------    --------------    --------------    --------------
Corporate Bonds and Notes*.........................    $1,823,549,911    $           --    $1,823,549,911    $           --
Commercial Paper*..................................     1,636,921,149                --     1,636,921,149                --
Foreign Corporate Bonds and Notes*.................       517,209,317                --       517,209,317                --
Asset-Backed Securities............................       380,032,102                --       380,032,102                --
Mortgage-Backed Securities.........................       222,974,945                --       222,974,945                --
U.S. Government Agency Mortgage-Backed
   Securities......................................       108,775,946                --       108,775,946                --
U.S. Government Notes..............................        40,339,827                --        40,339,827                --
Certificates of Deposit*...........................        15,026,551                --        15,026,551                --
                                                       --------------    --------------    --------------    --------------
Total Investments..................................    $4,744,829,748    $           --    $4,744,829,748    $           --
                                                       ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

Page 24                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2021 (UNAUDITED)


ASSETS:
Investments, at value.....................................................    $4,744,829,748
Cash......................................................................         7,355,899
Interest receivable.......................................................        11,544,546
                                                                              --------------
   Total Assets...........................................................     4,763,730,193
                                                                              --------------
LIABILITIES:
Payables:
   Investment securities purchased .......................................        62,743,646
   Distributions to shareholders..........................................         1,958,743
   Investment advisory fees...............................................           977,962
                                                                              --------------
   Total Liabilities......................................................        65,680,351
                                                                              --------------
NET ASSETS................................................................    $4,698,049,842
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................    $4,704,284,478
Par value.................................................................           783,497
Accumulated distributable earnings (loss).................................        (7,018,133)
                                                                              --------------
NET ASSETS................................................................    $4,698,049,842
                                                                              ==============
NET ASSET VALUE, per share................................................    $        59.96
                                                                              ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).............................................        78,349,724
                                                                              ==============
Investments, at cost......................................................    $4,738,591,999
                                                                              ==============


                        See Notes to Financial Statements                Page 25


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)


INVESTMENT INCOME:
Interest..................................................................    $   20,230,833
                                                                              --------------
   Total investment income................................................        20,230,833
                                                                              --------------
EXPENSES:
Investment advisory fees..................................................        11,155,853
                                                                              --------------
   Total expenses.........................................................        11,155,853
   Less fees waived by the investment advisor.............................        (4,958,157)
                                                                              --------------
   Net expenses...........................................................         6,197,696
                                                                              --------------
NET INVESTMENT INCOME (LOSS)..............................................        14,033,137
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments...................................         3,581,847
Net change in unrealized appreciation (depreciation) on investments.......        (8,991,122)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................        (5,409,275)
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................    $    8,623,862
                                                                              ==============


Page 26                 See Notes to Financial Statements


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                              SIX MONTHS
                                                                                 ENDED               YEAR
                                                                               4/30/2021             ENDED
                                                                              (UNAUDITED)         10/31/2020
                                                                              --------------    ---------------
OPERATIONS:
Net investment income (loss)..............................................    $   14,033,137    $    70,548,391
Net realized gain (loss)..................................................         3,581,847        (13,118,451)
Net change in unrealized appreciation (depreciation)......................        (8,991,122)         5,207,190
                                                                              --------------    ---------------
Net increase (decrease) in net assets resulting from operations...........         8,623,862         62,637,130
                                                                              --------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................       (14,242,252)       (71,207,363)
                                                                              --------------    ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................        99,054,059      1,187,006,127
Cost of shares redeemed...................................................      (564,168,744)    (1,075,402,505)
                                                                              --------------    ---------------
Net increase (decrease) in net assets resulting from shareholder
   transactions...........................................................      (465,114,685)       111,603,622
                                                                              --------------    ---------------
Total increase (decrease) in net assets...................................      (470,733,075)       103,033,389

NET ASSETS:
Beginning of period.......................................................     5,168,782,917      5,065,749,528
                                                                              --------------    ---------------
End of period.............................................................    $4,698,049,842    $ 5,168,782,917
                                                                              ==============    ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................        86,099,724         84,299,724
Shares sold...............................................................         1,650,000         19,850,000
Shares redeemed...........................................................        (9,400,000)       (18,050,000)
                                                                              --------------    ---------------
Shares outstanding, end of period.........................................        78,349,724         86,099,724
                                                                              ==============    ===============


                        See Notes to Financial Statements                Page 27


FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            SIX MONTHS
                                              ENDED                                YEAR ENDED OCTOBER 31,
                                            4/30/2021     ------------------------------------------------------------------------
                                           (UNAUDITED)        2020           2019           2018           2017           2016
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period......  $    60.03     $    60.09     $    59.97     $    60.02     $    59.93     $    59.94
                                            ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..............        0.17           0.85           1.48           1.15           0.76           0.47
Net realized and unrealized gain (loss)...       (0.07)         (0.05)          0.11          (0.01)          0.12           0.09
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations..........        0.10           0.80           1.59           1.14           0.88           0.56
                                            ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.....................       (0.17)         (0.86)         (1.47)         (1.19)         (0.79)         (0.57)
Return of capital.........................          --             --             --          (0.00) (a)        --             --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total distributions.......................       (0.17)         (0.86)         (1.47)         (1.19)         (0.79)         (0.57)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period............  $    59.96     $    60.03     $    60.09     $    59.97     $    60.02     $    59.93
                                            ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)..........................        0.19%          1.34%          2.68%          1.92%          1.48%          0.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......  $4,698,050     $5,168,783     $5,065,750     $3,070,454     $1,158,324     $  458,413
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets.................................        0.45% (c)      0.45%          0.45%          0.45%          0.45%          0.45%
Ratio of net expenses to average net
   assets.................................        0.25% (c)      0.38%          0.39%          0.33%          0.25%          0.25%
Ratio of net investment income (loss) to
   average net assets.....................        0.57% (c)      1.41%          2.47%          2.04%          1.33%          1.06%
Portfolio turnover rate (d)...............          38%            73%            73%            45%            56%           115%


(a)   Amount represents less than $0.01 per share.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 28                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the "Fund"), a diversified series of the Trust, which trades under the ticker "FTSM" on The Nasdaq Stock
Market LLC ("Nasdaq"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S.
corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities and other debt securities bearing fixed or floating interest rates. The Fund may also invest in money market securities. The Fund may invest in investment companies, such as
ETFs, that invest primarily in debt securities. The Fund intends to limit its investments in privately-issued, non-agency sponsored mortgage- and asset-backed securities to 20% of its net assets. The Fund may also invest up to 20% of its net assets in floating rate loans representing amounts borrowed by companies or other entities from banks and other lenders. A significant portion of these loans may be rated below investment grade or unrated. Floating rate loans held by the Fund may be senior or subordinate obligations of the borrower and may or may not be secured by collateral. Under normal market conditions, the Fund's average duration is expected to be less than one year and the average maturity of the Fund's portfolio is expected to be less than three years. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, certificates of deposit and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;

                                                                         Page 29


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2021 (UNAUDITED)

            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Commercial paper is fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the
      Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5)    the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or
                  affiliate and an assessment of the borrower's/issuer's
                  management (for corporate debt only);

           11)    the prospects for the borrower's/issuer's industry, and
                  multiples (of earnings and/or cash flows) being paid for
                  similar businesses in that industry (for corporate debt only);

           12)    the borrower's/issuer's competitive position within the
                  industry;

           13)    the borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2021 (UNAUDITED)

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2021, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The United Kingdom's Financial Conduct Authority, which regulates the London
Interbank Offered Rates ("LIBOR"), announced on March 5, 2021 that all non-USD
LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates will cease to be provided or no longer be representative immediately after December
31, 2021 and the remaining USD LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. The International
Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the March 5,
2021 announcement constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2020 was as follows:

Distributions paid from:
Ordinary income.................................   $   77,424,693
Capital gains...................................               --
Return of capital...............................               --

                                                                         Page 31


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2021 (UNAUDITED)

As of October 31, 2020, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $       (2,577)
Accumulated capital and other gain (loss).......      (16,485,857)
Net unrealized appreciation (depreciation)......       15,088,691

D. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2017,
2018, 2019, and 2020 remain open to federal and state audit. As of April 30,
2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $16,485,857.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Fund had no net late year ordinary or capital losses.

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and Advisor,
First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses with the exception of those attributable to affiliated funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

The Fund has agreed to pay First Trust an annual unitary management fee equal to
0.45% of its average daily net assets. Pursuant to two separate contractual agreements, First Trust has agreed to waive management fees of 0.20% of average daily net assets until March 1, 2022. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of the Fund or by the Fund's investment advisor only after March 1, 2022. Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the portion of the management fees earned by First Trust from the Fund for assets invested in other investment companies advised by First
Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) upon termination of the Fund's management agreement with First Trust; however, it is expected to remain in place at least until March 1, 2022. First Trust does not have the right to recover the fees waived that are attributable to the assets invested in other investment companies advised by First Trust. During the six months ended April 30, 2021, the Advisor waived fees of $4,958,157.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2021 (UNAUDITED)

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund a defined-outcome fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30,
2021, were $50,021,652 and $1,154,372,898, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2021, were
$164,166,504 and $1,728,270,879, respectively.

For the six months ended April 30, 2021, the Fund had no in-kind transactions.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation ("NSCC")
the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the
"basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized
Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                                                                         Page 33


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2021 (UNAUDITED)

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2022.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

                                                                         Page 35

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2021 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2021 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 26, 2021 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee's annual meeting held on March 16, 2021 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 37

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Strategic Income
ETF (FDIV)

Semi-Annual Report
For the Six Months Ended
April 30, 2021


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2021

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or First Trust Global Portfolios Limited ("FTGP");
Energy Income Partners, LLC ("EIP"); Stonebridge Advisors LLC ("Stonebridge");
and/or Richard Bernstein Advisors LLC ("RBA") (each, a "Sub-Advisor" and together, the "Sub-Advisors") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact.
For example, forward-looking statements include the use of words such as
"anticipate," "estimate," "intend," "expect," "believe," "plan," "may,"
"should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Strategic Income ETF; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisors are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Strategic Income ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2021.

I would like to begin my remarks by saying that this is a time for all of us to be thankful. It is astounding to me that our scientists and extended health care community successfully discovered, developed, and distributed multiple effective vaccines to treat the coronavirus ("COVID-19") in the span of just 15 months.
Suffice it to say that we are witnessing history in the making. We even received some good news recently with respect to wearing masks in public, a polarizing act for many politicians and Americans. The Centers for Disease Control and
Prevention released a new set of guidelines in mid-May for those individuals who have been fully vaccinated. It essentially says fully vaccinated Americans can quit wearing their masks outdoors (even in crowds), in most indoor settings, and can drop social distancing altogether. This is a big step towards expediting the reopening of the U.S. economy.

For those who may not know, we subscribe to the buy-and-hold philosophy of investing here at First Trust Advisors L.P., even though it means enduring lots of tough times. While the notion of being able to time the market is seductive on its face, very few investors are skilled enough to make it work over time. I can think of no better example than the COVID-19 pandemic. The degree of uncertainty surrounding the onset of the virus alone was enough to make the average investor want to run for cover. And if that was not enough, the 33.8%
plunge in the S&P 500(R) Index (the "Index") from February 19, 2020, through
March 23, 2020 (23 trading days) was a real gut check for most of us. But a funny thing happened on the way to another potential collapse of the market - it did not happen. In fact, thanks to the U.S. Federal government stepping up with trillions of dollars of timely fiscal and monetary support, the stock market roared. From March 23, 2020 through May 14, 2021, the Index posted a total return of 90.14%, according to Bloomberg. What a shame for those investors who may have moved some, or all, of their capital out of equities. What looked like a great time to de-risk turned out to be just the opposite.

The overall climate for investing looks bright for a few reasons. First, U.S.
real gross domestic product ("GDP") growth is expected to grow by 6.4%
year-over-year in 2021, according to the International Monetary Fund. The last time the U.S. economy grew that fast was in 1984, when real GDP growth reached
7.2%. Second, corporate earnings are expected to recover from their 2020 slide.
Bloomberg's consensus year-over-year earnings growth rate estimates for the
Index for 2021 and 2022 were 33.17% and 12.87%, respectively, as of May 14,
2021. That is a significant rebound from the 12.44% decline in earnings in 2020.
Third, inflation is rising, and that is exactly what the Federal Reserve has been wanting for some time. Central banks around the world have spent years battling deflationary pressures, so a little bit of inflation is welcome at this stage of the recovery. Lastly, the U.S. labor market is robust despite the talk about the millions of people who lost their jobs in the COVID-19 pandemic and are living off unemployment benefits. As of March 31, 2021, there were 8.12 million job openings in the U.S., the highest total since record-keeping began in December 2000, according to the Bureau of Labor Statistics. We need to get people back to work.

While it seems fashionable to sell fear these days, we choose to follow the data. Remember, the Index has never failed to fully recoup the losses sustained in a market correction or bear market. Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

The primary investment objective of First Trust Strategic Income ETF (the
"Fund") is to seek risk-adjusted income. The Fund's secondary investment objective is capital appreciation. The Fund is a multi-manager, multi-strategy actively managed exchange-traded fund. First Trust Advisors L.P. ("First Trust"
or the "Advisor") serves as the Fund's investment advisor. The Advisor's
Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the Advisor and/or a sub-advisor
(each, a "Management Team"), which employ their respective investment strategies. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FDIV."

The Fund's investment categories are: (i) high yield corporate bonds, commonly referred to as "junk" bonds, and first lien senior secured floating rate bank loans; (ii) mortgage-related investments; (iii) preferred securities; (iv)
international sovereign bonds, including securities issued by emerging markets countries; (v) equity securities of Energy Infrastructure Companies(1), certain of which are master limited partnerships ("MLPs"); and (vi) dividend paying U.S.
exchange-traded equity securities and depositary receipts. The Management Teams may utilize a related option overlay strategy and/or derivative instruments in implementing their respective investment strategies for the Fund. Additionally, the Management Teams may seek to gain exposure to the Fund's investment categories directly or through investments in exchange-traded funds. The Advisor expects that the Fund may at times invest significantly in other exchange-traded funds, including but not limited to, other exchange-traded funds that are advised by the Advisor; accordingly, the Fund may operate principally as a "fund of funds," but will not necessarily operate as such at all times. The Fund seeks to achieve its objectives by having each Management Team focus on those securities within its respective investment category. The Fund may add or remove investment categories or Management Teams at the discretion of the Advisor.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                        AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                                6 Months      1 Year       5 Years      Inception       5 Years      Inception
                                                 Ended         Ended        Ended       (8/13/14)        Ended       (8/13/14)
                                                4/30/21       4/30/21      4/30/21      to 4/30/21      4/30/21      to 4/30/21
FUND PERFORMANCE
NAV                                              13.46%       18.02%        4.76%          4.18%         26.15%        31.64%
Market Price                                     13.27%       17.93%        5.33%          4.17%         29.64%        31.58%

INDEX PERFORMANCE
Blended Index(2)                                 19.20%       23.07%        6.07%          4.50%         34.27%        34.34%
Bloomberg Barclays U.S. Aggregate
   Bond Index                                    -1.52%       -0.27%        3.19%          3.21%         16.98%        23.62%
Russell 3000(R) Index                            31.08%       50.92%       17.67%         14.26%        125.60%       144.63%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-----------------------------

(1)   Energy Infrastructure Companies are publicly-traded MLPs or limited liability companies that are taxed as partnerships; entities that control
      MLPs, entities that own general partner interests in an MLP, or MLP affiliates (such as I-shares or I-units); U.S. and Canadian energy yield corporations ("yieldcos"); pipeline companies; utilities; and other companies that are involved in operating or providing services in support of infrastructure assets such as pipeline, power transmission, terminalling and petroleum and natural gas storage in the petroleum, natural gas and power generation industries.

(2)   The Blended Index is equally weighted to include these six indices: the
      Alerian MLP Index, Dow Jones U.S. Select Dividend Index, ICE BofA Fixed
      Rate Preferred Securities Index, ICE BofA U.S. High Yield Index, Bloomberg
      Barclays EM USD Aggregate Index and Bloomberg Barclays U.S. MBS Index. An
      index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the index performance shown. Indices are unmanaged and an investor cannot invest directly in an index. The
      Blended Index returns are calculated by using the monthly return of the six indices during each period shown above. At the beginning of each month the six indices are rebalanced to a 16.66 percentage weighting for each to account for divergence from that percentage weighting that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance of the Blended Index for each period shown above.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

-----------------------------------------------------------
                                             % OF TOTAL
ASSET CLASSIFICATION                         INVESTMENTS
-----------------------------------------------------------
Exchange-Traded Funds                           57.0%
Common Stocks                                   31.1
Master Limited Partnerships                      7.4
Real Estate Investment Trusts                    2.6
U.S. Government Agency Mortgage-Backed
   Securities                                    1.9
Asset-Backed Securities                          0.0*
Mortgage-Backed Securities                       0.0*
                                               ------
     Total                                     100.0%
                                               ======

* Amount is less than 0.1%.

-----------------------------------------------------------
                                             % OF TOTAL
TOP TEN HOLDINGS                             INVESTMENTS
-----------------------------------------------------------
First Trust Emerging Markets Local
   Currency Bond ETF                            14.9%
First Trust Tactical High Yield ETF             14.7
First Trust Preferred Securities and
   Income ETF                                   11.2
First Trust Low Duration Opportunities
   ETF                                           5.9
iShares J.P. Morgan USD Emerging
   Markets Bond ETF                              5.0
First Trust Institutional Preferred
   Securities and Income ETF                     3.7
Enterprise Products Partners, L.P.               1.7
Magellan Midstream Partners, L.P.                1.5
TC Energy Corp.                                  1.3
First Trust Long Duration Opportunities ETF      1.1
                                               ------
     Total                                      61.0%
                                               ======


                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      AUGUST 13, 2014 - APRIL 30, 2021

            First Trust Strategic      Blended      Bloomberg Barclays U.S.      Russell 3000(R)
                 Income ETF             Index        Aggregate Bond Index             Index
8/13/14            $10,000             $10,000              $10,000                  $10,000
10/31/14            10,177              10,129               10,080                   10,371
4/30/15             10,330              10,191               10,288                   10,863
10/31/15             9,989               9,735               10,280                   10,837
4/30/16             10,436              10,006               10,571                   10,844
10/31/16            10,856              10,446               10,731                   11,297
4/30/17             11,275              10,981               10,659                   12,859
10/31/17            11,442              11,058               10,827                   14,006
4/30/18             11,340              11,029               10,625                   14,537
10/31/18            11,303              11,093               10,605                   14,929
4/30/19             12,100              11,766               11,187                   16,379
10/31/19            12,502              11,977               11,826                   16,942
4/30/20             11,156              10,915               12,401                   16,208
10/31/20            11,604              11,270               12,558                   18,662
4/30/21             13,166              13,434               12,367                   24,462


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2021 (UNAUDITED)

                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Strategic Income ETF ("FDIV" or the "Fund"). The
following serve as investment sub-advisors (each, a "Sub-Advisor") to the Fund:
First Trust Global Portfolios Limited ("FTGP"); Energy Income Partners, LLC
("EIP"); Stonebridge Advisors LLC ("Stonebridge"); and Richard Bernstein
Advisors LLC ("RBA"). The Advisor's Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the
Advisor and/or a Sub-Advisor, which employ their respective investment strategies.

                         ADVISOR'S INVESTMENT COMMITTEE

ADVISOR'S INVESTMENT COMMITTEE

The Advisor's Investment Committee, which determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets, consists of:

o     DANIEL J. LINDQUIST, CHAIRMAN OF THE INVESTMENT COMMITTEE AND MANAGING
      DIRECTOR OF FIRST TRUST;

o     JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST;

o     DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND
      MANAGING DIRECTOR OF FIRST TRUST;

o     ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST;

o     TODD LARSON, CFA, VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST;

o     JOHN GAMBLA, CFA, FRM, PRM, SENIOR PORTFOLIO MANAGER OF FIRST TRUST;

o     ROB A. GUTTSCHOW, CFA, SENIOR PORTFOLIO MANAGER OF FIRST TRUST; AND

o     CHRIS A. PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST.

ADVISOR PORTFOLIO MANAGERS

o     WILLIAM HOUSEY, CFA, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER OF
      FIRST TRUST, LEVERAGED FINANCE INVESTMENT TEAM;

o     JEFFREY SCOTT, CFA, SENIOR VICE PRESIDENT, DEPUTY CREDIT OFFICER AND
      PORTFOLIO MANAGER OF FIRST TRUST, LEVERAGED FINANCE INVESTMENT TEAM;

o     JEREMIAH CHARLES, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST
      TRUST; AND

o     JAMES SNYDER, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST.

SUB-ADVISOR PORTFOLIO MANAGERS

o     JAMES J. MURCHIE, FOUNDER, CHIEF EXECUTIVE OFFICER, CO-PORTFOLIO MANAGER
      AND PRINCIPAL OF EIP;

o     EVA PAO, PORTFOLIO MANAGER AND PRINCIPAL OF EIP;

o     JOHN K. TYSSELAND, PORTFOLIO MANAGER AND PRINCIPAL OF EIP;

o     DEREK FULTON, DIRECTOR AND CHIEF EXECUTIVE OFFICER OF FTGP;

o     LEONARDO DACOSTA, DIRECTOR AND PORTFOLIO MANAGER OF FTGP;

o     ANTHONY BEEVERS, PORTFOLIO MANAGER OF FTGP;

o     RICHARD BERNSTEIN, CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER OF
      RBA;

o     HENRY TIMMONS, CFA, DIRECTOR OF ETFS OF RBA;

o     MATTHEW GRISWOLD, CFA, DIRECTOR OF INVESTMENTS OF RBA;

o     DAN SUZUKI, DEPUTY CHIEF INVESTMENT OFFICER OF RBA;

o     SCOTT T. FLEMING, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF STONEBRIDGE;
      AND

o     ROBERT WOLF, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF
      STONEBRIDGE.


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2021 (UNAUDITED)

As a shareholder of First Trust Strategic Income ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                         EXPENSE RATIO      EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE        DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                 NOVEMBER 1, 2020     APRIL 30, 2021     PERIOD (a) (b)     PERIOD (b) (c)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STRATEGIC INCOME ETF (FDIV)
Actual                                              $1,000.00           $1,134.60            0.42%              $2.22
Hypothetical (5% return before expenses)            $1,000.00           $1,022.71            0.42%              $2.11


(a)   These expense ratios reflect expense waivers. See Note 3 in the Notes to
      Financial Statements.

(b)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(c)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2020 through April 30, 2021), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 5


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2021 (UNAUDITED)


     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS -- 56.3%

                  CAPITAL MARKETS -- 56.3%
         306,913  First Trust Emerging Markets Local Currency Bond ETF (a).....................................  $    10,688,245
         130,101  First Trust Institutional Preferred Securities and Income ETF (a)............................        2,665,782
          30,010  First Trust Long Duration Opportunities ETF (a)..............................................          813,271
          82,500  First Trust Low Duration Opportunities ETF (a)...............................................        4,219,875
         394,178  First Trust Preferred Securities and Income ETF (a)..........................................        8,013,639
         217,548  First Trust Tactical High Yield ETF (a)......................................................       10,572,833
             500  iShares 3-7 Year Treasury Bond ETF...........................................................           65,215
           2,150  iShares 7-10 Year Treasury Bond ETF..........................................................          245,079
          32,148  iShares J.P. Morgan USD Emerging Markets Bond ETF............................................        3,572,929
                                                                                                                 ---------------
                  TOTAL EXCHANGE-TRADED FUNDS..................................................................       40,856,868
                  (Cost $41,191,967)                                                                             ---------------

COMMON STOCKS -- 30.8%

                  AUTO COMPONENTS -- 0.8%
           3,801  LCI Industries...............................................................................          556,846
                                                                                                                 ---------------
                  BANKS -- 2.9%
           3,212  City Holding Co..............................................................................          248,609
           3,552  German American Bancorp, Inc.................................................................          153,908
           7,056  Horizon Bancorp, Inc.........................................................................          129,407
           2,871  Park National Corp...........................................................................          359,133
           6,755  Prosperity Bancshares, Inc...................................................................          495,547
          10,990  Trustmark Corp...............................................................................          356,186
           5,472  Westamerica BanCorp..........................................................................          346,925
                                                                                                                 ---------------
                                                                                                                       2,089,715
                                                                                                                 ---------------
                  CAPITAL MARKETS -- 0.7%
           5,887  State Street Corp............................................................................          494,214
                                                                                                                 ---------------
                  CHEMICALS -- 1.5%
           1,756  Air Products and Chemicals, Inc..............................................................          506,571
          11,008  Avient Corp..................................................................................          558,876
                                                                                                                 ---------------
                                                                                                                       1,065,447
                                                                                                                 ---------------
                  CONSTRUCTION & ENGINEERING -- 0.2%
           1,998  Quanta Services, Inc.........................................................................          193,087
                                                                                                                 ---------------
                  ELECTRIC UTILITIES -- 6.1%
          12,010  Alliant Energy Corp..........................................................................          674,602
           3,348  American Electric Power Co., Inc.............................................................          297,001
             367  Duke Energy Corp.............................................................................           36,953
           3,967  Eversource Energy............................................................................          342,035
           3,239  Exelon Corp..................................................................................          145,561
           3,257  Fortis, Inc. (CAD)...........................................................................          145,288
           6,520  IDACORP, Inc.................................................................................          668,170
           4,072  MGE Energy, Inc..............................................................................          304,626
           7,497  NextEra Energy, Inc..........................................................................          581,092
           6,249  Otter Tail Corp..............................................................................          295,140
           3,638  Pinnacle West Capital Corp...................................................................          307,957
           5,726  Southern (The) Co............................................................................          378,889
           3,526  Xcel Energy, Inc.............................................................................          251,404
                                                                                                                 ---------------
                                                                                                                       4,428,718
                                                                                                                 ---------------
                  GAS UTILITIES -- 3.3%
          25,433  AltaGas Ltd. (CAD)...........................................................................          475,285
           3,596  Atmos Energy Corp............................................................................          372,510


Page 6                  See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  GAS UTILITIES (CONTINUED)
             304  Chesapeake Utilities Corp....................................................................  $        36,030
           5,339  New Jersey Resources Corp....................................................................          223,971
           8,506  ONE Gas, Inc.................................................................................          684,478
           4,268  Southwest Gas Holdings, Inc..................................................................          297,565
           6,881  UGI Corp.....................................................................................          300,768
                                                                                                                 ---------------
                                                                                                                       2,390,607
                                                                                                                 ---------------
                  HOUSEHOLD DURABLES -- 1.4%
           3,829  Garmin Ltd...................................................................................          525,492
           8,409  M.D.C. Holdings, Inc.........................................................................          493,272
                                                                                                                 ---------------
                                                                                                                       1,018,764
                                                                                                                 ---------------
                  INSURANCE -- 2.1%
           8,428  Assured Guaranty Ltd.........................................................................          428,564
          12,170  Fidelity National Financial, Inc.............................................................          555,195
           3,453  Travelers (The) Cos., Inc....................................................................          534,041
                                                                                                                 ---------------
                                                                                                                       1,517,800
                                                                                                                 ---------------
                  IT SERVICES -- 0.7%
           2,716  Automatic Data Processing, Inc...............................................................          507,865
                                                                                                                 ---------------
                  MULTI-UTILITIES -- 3.9%
           3,613  Ameren Corp..................................................................................          306,527
           2,124  ATCO Ltd., Class I (CAD).....................................................................           72,905
           1,058  Black Hills Corp.............................................................................           72,981
          12,559  CenterPoint Energy, Inc......................................................................          307,570
           3,490  CMS Energy Corp..............................................................................          224,721
           2,808  Dominion Energy, Inc.........................................................................          224,359
             266  DTE Energy Co................................................................................           37,245
           9,184  MDU Resources Group, Inc.....................................................................          307,297
           9,421  Public Service Enterprise Group, Inc.........................................................          595,030
           4,282  Sempra Energy................................................................................          589,075
             758  WEC Energy Group, Inc........................................................................           73,655
                                                                                                                 ---------------
                                                                                                                       2,811,365
                                                                                                                 ---------------
                  OIL, GAS & CONSUMABLE FUELS -- 3.9%
           3,914  Cheniere Energy, Inc. (b)....................................................................          303,413
          11,645  Enbridge, Inc................................................................................          449,148
           4,320  Equitrans Midstream Corp.....................................................................           35,251
           6,798  Keyera Corp. (CAD)...........................................................................          155,467
           8,485  Kinder Morgan, Inc...........................................................................          144,669
           5,582  ONEOK, Inc...................................................................................          292,162
          18,512  TC Energy Corp...............................................................................          915,789
          20,864  Williams (The) Cos., Inc.....................................................................          508,247
                                                                                                                 ---------------
                                                                                                                       2,804,146
                                                                                                                 ---------------
                  PHARMACEUTICALS -- 0.7%
           7,253  Novo Nordisk A/S, ADR........................................................................          536,359
                                                                                                                 ---------------
                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.7%
           2,681  Texas Instruments, Inc.......................................................................          483,947
                                                                                                                 ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 1.5%
          10,160  Fastenal Co..................................................................................          531,165
           1,924  Watsco, Inc..................................................................................          563,462
                                                                                                                 ---------------
                                                                                                                       1,094,627
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 7


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  WATER UTILITIES -- 0.4%
           3,882  American States Water Co.....................................................................  $       307,416
                                                                                                                 ---------------
                  TOTAL COMMON STOCKS..........................................................................       22,300,923
                  (Cost $20,415,815)                                                                             ---------------



     UNITS                                                 DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
MASTER LIMITED PARTNERSHIPS -- 7.3%

                  CHEMICALS -- 0.5%
          14,665  Westlake Chemical Partners, L.P..............................................................          394,048
                                                                                                                 ---------------
                  GAS UTILITIES -- 0.1%
           2,388  Suburban Propane Partners, L.P...............................................................           36,298
                                                                                                                 ---------------
                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 1.0%
           9,637  NextEra Energy Partners, L.P. (c)............................................................          718,438
                                                                                                                 ---------------
                  OIL, GAS & CONSUMABLE FUELS -- 5.7%
          11,697  Cheniere Energy Partners, L.P................................................................          492,327
          18,278  Energy Transfer, L.P.........................................................................          157,374
          53,930  Enterprise Products Partners, L.P............................................................        1,240,929
           9,455  Hess Midstream, L.P., Class A (c)............................................................          211,130
          11,037  Holly Energy Partners, L.P...................................................................          225,927
          22,610  Magellan Midstream Partners, L.P.............................................................        1,057,470
          46,270  Plains All American Pipeline, L.P............................................................          420,132
          15,747  Shell Midstream Partners, L.P................................................................          242,976
           4,869  Teekay LNG Partners, L.P. (c)................................................................           72,548
                                                                                                                 ---------------
                                                                                                                       4,120,813
                                                                                                                 ---------------
                  TOTAL MASTER LIMITED PARTNERSHIPS............................................................        5,269,597
                  (Cost $4,876,100)                                                                              ---------------



     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS -- 2.6%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS -- 2.6%
           2,774  AvalonBay Communities, Inc...................................................................          532,608
          17,758  Four Corners Property Trust, Inc.............................................................          512,673
          10,572  Getty Realty Corp............................................................................          333,864
           6,795  National Health Investors, Inc...............................................................          498,821
                                                                                                                 ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS..........................................................        1,877,966
                  (Cost $1,739,056)                                                                             ---------------



   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 1.9%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.6%
                  Federal Home Loan Mortgage Corporation
$          7,176     Series 1998-192, Class IO, IO, STRIPS........................     6.50%        02/01/28                 983
          69,000     Series 2003-2669, Class LL...................................     5.50%        08/15/33              78,721
          80,187     Series 2006-3114, Class GI, IO, 1 Mo. LIBOR (x) -1 +
                        6.60% (d).................................................     6.49%        02/15/36              12,495
           5,230     Series 2006-3200, Class PO, PO...............................      (e)         08/15/36               4,878
           6,498     Series 2007-3373, Class TO, PO...............................      (e)         04/15/37               6,011
           4,913     Series 2011-3917, Class AI, IO...............................     4.50%        07/15/26                 171
         664,332     Series 2016-4619, Class IB, IO...............................     4.00%        12/15/47              31,246


Page 8                  See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association
$          1,349     Series 1992-205, Class Z.....................................     7.00%        11/25/22     $         1,399
           6,773     Series 1993-176, Class E, PO.................................      (e)         08/25/23               6,761
           6,582     Series 1993-247, Class 2, IO, STRIPS.........................     7.50%        10/25/23                 304
          42,254     Series 1997-22, Class PC.....................................     4.50%        03/18/27              45,310
           1,299     Series 2002-1, Class HC......................................     6.50%        02/25/22               1,312
          55,521     Series 2003-339, Class 12, IO, STRIPS........................     6.00%        06/25/33               8,993
          11,592     Series 2003-W2, Class 1A1....................................     6.50%        07/25/42              13,567
          35,981     Series 2004-T2, Class 1PO, PO................................      (e)         11/25/43              33,966
           7,556     Series 2006-125, Class FA, 1 Mo. LIBOR + 0.28% (f)...........     0.39%        01/25/37               7,582
          46,745     Series 2007-32, Class KT.....................................     5.50%        04/25/37              52,704
          11,065     Series 2007-42, Class AO, PO.................................      (e)         05/25/37              10,257
          10,135     Series 2008-44, Class PO, PO.................................      (e)         05/25/38               9,126
          51,878     Series 2012-409, Class C17, IO, STRIPS.......................     4.00%        11/25/41               8,703
         112,463     Series 2015-14, Class IK, IO.................................     0.75%        03/25/45              10,126
                  Government National Mortgage Association
          15,031     Series 2003-7, Class TA......................................     4.50%        11/16/32              15,434
          18,606     Series 2003-52, Class AP, PO.................................      (e)         06/16/33              17,716
          40,087     Series 2004-47, Class PD.....................................     6.00%        06/16/34              44,162
           5,362     Series 2005-17, Class AD.....................................     5.00%        02/20/35               5,839
           8,618     Series 2010-84, Class YB.....................................     4.00%        07/20/40               9,429
          23,141     Series 2010-111, Class JA....................................     2.50%        09/16/40              23,862
          20,459     Series 2013-20, Class KI, IO.................................     5.00%        01/20/43               2,417
           1,699     Series 2013-31, Class TH, 1 Mo. LIBOR + 4.35% (f)............     4.47%        08/20/39               1,703
          18,404     Series 2013-67, Class PI, IO.................................     4.00%        12/16/42               1,812
                                                                                                                 ---------------
                                                                                                                         466,989
                                                                                                                 ---------------
                  PASS-THROUGH SECURITIES -- 1.3%
                  Federal Home Loan Mortgage Corporation
          45,570     Pool A47829..................................................     4.00%        08/01/35              50,129
          59,376     Pool A80290..................................................     5.00%        11/01/35              68,751
          37,361     Pool A94951..................................................     4.00%        11/01/40              41,464
          19,133     Pool A95134..................................................     4.50%        11/01/40              21,356
          21,480     Pool A97601..................................................     4.50%        03/01/41              24,277
           9,581     Pool G03523..................................................     6.00%        11/01/37              11,396
          23,344     Pool G06501..................................................     4.00%        04/01/41              25,892
          34,523     Pool G07286..................................................     6.50%        09/01/39              40,235
          10,008     Pool G13124..................................................     6.00%        12/01/22              10,254
           4,680     Pool G13465..................................................     6.00%        01/01/24               4,776
          14,049     Pool G13790..................................................     4.50%        04/01/25              14,764
          16,677     Pool G13844..................................................     4.50%        07/01/25              17,755
           7,532     Pool G14184..................................................     5.00%        07/01/25               7,911
          18,338     Pool G15725..................................................     4.50%        09/01/26              19,358
           5,420     Pool O20138..................................................     5.00%        11/01/30               5,929
          22,811     Pool Q05201..................................................     4.00%        12/01/41              25,419
                  Federal National Mortgage Association
          59,143     Pool 724888..................................................     5.50%        06/01/33              64,549
          12,380     Pool 888112..................................................     6.50%        12/01/36              14,564
           3,783     Pool 889780..................................................     5.50%        03/01/23               3,881
               4     Pool 890206..................................................     5.50%        10/01/21                   4
           1,229     Pool 897936..................................................     5.50%        08/01/21               1,231
           2,084     Pool 923171..................................................     7.50%        03/01/37               2,341
          17,306     Pool 977130..................................................     5.50%        08/01/23              17,880


                        See Notes to Financial Statements                 Page 9


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$          7,468     Pool 983629..................................................     4.50%        05/01/23     $         7,830
           8,746     Pool 995400..................................................     7.00%        06/01/23               8,982
          35,595     Pool 995700..................................................     6.50%        03/01/27              40,021
          19,628     Pool AB2265..................................................     4.00%        02/01/41              21,797
           6,555     Pool AI1191..................................................     4.50%        04/01/41               7,405
          23,332     Pool AI7800..................................................     4.50%        07/01/41              26,357
          18,515     Pool AJ5299..................................................     4.00%        11/01/41              20,561
          30,148     Pool AJ5300..................................................     4.00%        11/01/41              33,450
          28,882     Pool AK3103..................................................     4.00%        02/01/42              32,037
          37,552     Pool AL1024..................................................     4.50%        07/01/26              40,072
           6,334     Pool AL6304..................................................     5.50%        09/01/25               6,566
          37,996     Pool AU4726..................................................     4.00%        09/01/43              42,149
                  Government National Mortgage Association
          11,957     Pool 3500....................................................     5.50%        01/20/34              14,011
           6,660     Pool 3513....................................................     5.00%        02/20/34               7,622
          14,696     Pool 3555....................................................     5.00%        05/20/34              16,821
          38,543     Pool 3975....................................................     5.50%        04/20/37              45,359
          10,365     Pool 4230....................................................     6.00%        09/20/23              10,787
          29,906     Pool 609116..................................................     4.50%        02/15/44              35,342
           7,384     Pool MA2293..................................................     3.50%        10/20/44               7,733
                                                                                                                 ---------------
                                                                                                                         919,018
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................        1,386,007
                  (Cost $1,352,255)                                                                              ---------------

ASSET-BACKED SECURITIES -- 0.0%

                  First Alliance Mortgage Loan Trust
          14,772     Series 1999-1, Class A1......................................     7.18%        06/20/30              15,028
                                                                                                                 ---------------
                  TOTAL ASSET-BACKED SECURITIES................................................................           15,028
                  (Cost $14,772)                                                                                 ---------------

MORTGAGE-BACKED SECURITIES -- 0.0%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%
                  Residential Accredit Loans, Inc.
           1,653     Series 2003-QS5, Class A2, 1 Mo. LIBOR (x) -1.83 +
                        14.76% (d)................................................    14.56%        03/25/18               1,570
           1,443     Series 2003-QS14, Class A1...................................     5.00%        07/25/18               1,440
             769     Series 2003-QS20, Class CB...................................     5.00%        11/25/18                 809
                  Structured Asset Securities Corp.
           7,674     Series 2003-37A, Class 3A7 (g)...............................     2.37%        12/25/33               7,771
                                                                                                                 ---------------
                  TOTAL MORTGAGE-BACKED SECURITIES.............................................................           11,590
                  (Cost $11,580)                                                                                 ---------------

                  TOTAL INVESTMENTS -- 98.9%...................................................................       71,717,979
                  (Cost $69,601,545) (h)
                  NET OTHER ASSETS AND LIABILITIES -- 1.1%.....................................................          785,693
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $    72,503,672
                                                                                                                 ===============


Page 10                 See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)

-----------------------------

(a)   Investment in an affiliated fund.

(b)   Non-income producing security.

(c)   This security is taxed as a "C" corporation for federal income tax purposes.

(d)   Inverse floating rate security.

(e)   Zero coupon security.

(f)   Floating or variable rate security.

(g)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(h)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,848,213 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $731,779. The net unrealized appreciation was
      $2,116,434.

ADR   American Depositary Receipt.

IO    Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR London Interbank Offered Rate

PO    Principal-Only Security

STRIPS Separate Trading of Registered Interest and Principal of Securities

Currency Abbreviations:
CAD   Canadian Dollar

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                               LEVEL 2            LEVEL 3
                                                          TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                        4/30/2021           PRICES             INPUTS             INPUTS
                                                     ---------------    ---------------    ---------------    ---------------
Exchange-Traded Funds*............................   $    40,856,868    $    40,856,868    $            --    $            --
Common Stocks*....................................        22,300,923         22,300,923                 --                 --
Master Limited Partnerships*......................         5,269,597          5,269,597                 --                 --
Real Estate Investment Trusts*....................         1,877,966          1,877,966                 --                 --
U.S. Government Agency Mortgage-Backed
   Securities.....................................         1,386,007                 --          1,386,007                 --
Asset-Backed Securities...........................            15,028                 --             15,028                 --
Mortgage-Backed Securities........................            11,590                 --             11,590                 --
                                                     ---------------    ---------------    ---------------    ---------------
Total Investments.................................   $    71,717,979    $    70,305,354    $     1,412,625    $            --
                                                     ===============    ===============    ===============    ===============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 11


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2021 (UNAUDITED)


ASSETS:
Investments, at value - Unaffiliated...................................     $     34,744,334
Investments, at value - Affiliated.....................................           36,973,645
                                                                            ----------------
Total investments, at value............................................           71,717,979
Cash...................................................................              722,589
Foreign currency, at value.............................................                5,577
Receivables:
   Investment securities sold..........................................            4,991,841
   Dividends...........................................................               80,243
   Interest............................................................                7,781
   Reclaims............................................................                3,302
                                                                            ----------------
   Total Assets........................................................           77,529,312
                                                                            ----------------
LIABILITIES:
Payables:
   Capital shares redeemed.............................................            5,000,141
   Investment advisory fees............................................               25,499
                                                                            ----------------
   Total Liabilities...................................................            5,025,640
                                                                            ----------------
NET ASSETS.............................................................     $     72,503,672
                                                                            ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $     72,437,613
Par value..............................................................               14,500
Accumulated distributable earnings (loss)..............................               51,559
                                                                            ----------------
NET ASSETS.............................................................     $     72,503,672
                                                                            ================
NET ASSET VALUE, per share.............................................     $          50.00
                                                                            ================
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................            1,450,002
                                                                            ================
Investments, at cost - Unaffiliated....................................     $     32,314,621
                                                                            ================
Investments, at cost - Affiliated......................................     $     37,286,924
                                                                            ================
Total investments, at cost.............................................     $     69,601,545
                                                                            ================
Foreign currency, at cost (proceeds)...................................     $          6,169
                                                                            ================


Page 12                 See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)


INVESTMENT INCOME:
Dividends - Unaffiliated...............................................     $        473,057
Dividends - Affiliated.................................................              823,085
Interest...............................................................               (9,173)
Foreign withholding tax................................................               (9,786)
                                                                            ----------------
   Total investment income.............................................            1,277,183
                                                                            ----------------
EXPENSES:
Investment advisory fees...............................................              289,113
                                                                            ----------------
   Total expenses......................................................              289,113
   Less fees waived by the investment advisor..........................             (147,118)
                                                                            ----------------
   Net expenses........................................................              141,995
                                                                            ----------------
NET INVESTMENT INCOME (LOSS)...........................................            1,135,188
                                                                            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated..........................................              944,023
   Investments - Affiliated............................................             (136,360)
   In-kind redemptions - Unaffiliated..................................            3,098,246
   In-kind redemptions - Affiliated....................................            1,217,780
   Foreign currency transactions.......................................                  967
                                                                            ----------------
Net realized gain (loss)...............................................            5,124,656
                                                                            ----------------
Net increase from payment by the advisor...............................                1,758
                                                                            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated..........................................            2,558,075
   Investments - Affiliated............................................              (24,943)
   Foreign currency translation........................................                  576
                                                                            ----------------
Net change in unrealized appreciation (depreciation)...................            2,533,708
                                                                            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            7,660,122
                                                                            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $      8,795,310
                                                                            ================


                        See Notes to Financial Statements                Page 13


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED                   YEAR
                                                                               4/30/2021                ENDED
                                                                              (UNAUDITED)             10/31/2020
                                                                            ----------------       ----------------
OPERATIONS:
Net investment income (loss)...........................................     $      1,135,188       $      2,092,395
Net realized gain (loss)...............................................            5,124,656             (6,605,804)
Net increase from payment by the advisor...............................                1,758                     --
Net change in unrealized appreciation (depreciation)...................            2,533,708             (2,736,147)
                                                                            ----------------       ----------------
Net increase (decrease) in net assets resulting from operations........            8,795,310             (7,249,556)
                                                                            ----------------       ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................           (1,385,452)            (2,785,206)
Return of capital......................................................                   --                (88,048)
                                                                            ----------------       ----------------
Total distributions to shareholders....................................           (1,385,452)            (2,873,254)
                                                                            ----------------       ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................           59,863,326             11,244,641
Cost of shares redeemed................................................          (55,488,169)           (31,523,585)
                                                                            ----------------       ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions.......................................            4,375,157            (20,278,944)
                                                                            ----------------       ----------------
Total increase (decrease) in net assets................................           11,785,015            (30,401,754)

NET ASSETS:
Beginning of period....................................................           60,718,657             91,120,411
                                                                            ----------------       ----------------
End of period..........................................................     $     72,503,672       $     60,718,657
                                                                            ================       ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................            1,350,002              1,800,002
Shares sold............................................................            1,250,000                250,000
Shares redeemed........................................................           (1,150,000)              (700,000)
                                                                            ----------------       ----------------
Shares outstanding, end of period......................................            1,450,002              1,350,002
                                                                            ================       ================


Page 14                 See Notes to Financial Statements


FIRST TRUST STRATEGIC INCOME ETF (FDIV)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          SIX MONTHS
                                             ENDED                            YEAR ENDED OCTOBER 31,
                                           4/30/2021    -------------------------------------------------------------------
                                          (UNAUDITED)       2020         2019          2018          2017          2016
                                          -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period       $   44.98     $   50.62     $   47.72     $   50.68     $   49.89     $   47.76
                                           ---------     ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.82          1.46          1.63          1.69          1.56          1.60
Net realized and unrealized gain (loss)         5.19 (a)     (5.07)         3.34         (2.26)         1.10 (b)      2.45
                                           ---------     ---------     ---------     ---------     ---------     ---------
Total from investment operations                6.01         (3.61)         4.97         (0.57)         2.66          4.05
                                           ---------     ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.99)        (1.97)        (2.07)        (2.10)        (1.65)        (1.92)
Net realized gain                                 --            --            --            --         (0.22)           --
Return of capital                                 --         (0.06)           --         (0.29)           --            --
                                           ---------     ---------     ---------     ---------     ---------     ---------
Total distributions                            (0.99)        (2.03)        (2.07)        (2.39)        (1.87)        (1.92)
                                           ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of period             $   50.00     $   44.98     $   50.62     $   47.72     $   50.68     $   49.89
                                           =========     =========     =========     =========     =========     =========
TOTAL RETURN (c)                               13.46% (a)    (7.19)%       10.60%        (1.21)%        5.40% (b)     8.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  72,504     $  60,719     $  91,120     $  83,504     $  96,286     $  17,460
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (d)                                   0.85% (e)     0.85%         0.85%         0.86% (f)     0.85%         0.85%
Ratio of net expenses to average net
   assets (d)                                   0.42% (e)     0.46%         0.50%         0.50% (f)     0.52%         0.55%
Ratio of net investment income (loss) to
   average net assets                           3.34% (e)     3.08%         3.21%         3.40%         3.10%         3.30%
Portfolio turnover rate (g)                       48%          118%           91%          113%          119%           88%


(a)   The Fund received a reimbursement from the Advisor in the amount of $1,758 in connection with a trade error, which represents less than $0.01 per share. Since the Advisor reimbursed the Fund, there was no effect on the
      Fund's total return.

(b)   The Fund received a reimbursement from the Advisor in the amount of $3,457 in connection with a trade error, which represents less than $0.01 per share. Since the Advisor reimbursed the Fund, there was no effect on the
      Fund's total return.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the Advisor.

(d)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(e)   Annualized

(f)   Includes excise tax. If this excise tax expense was not included, the total and net expense ratios would have been 0.85% and 0.49%, respectively.

(g)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 15


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds that are offering shares. This report covers the First Trust Strategic Income ETF (the "Fund"), which trades under the ticker "FDIV" on The Nasdaq Stock Market LLC ("Nasdaq"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as
"Creation Units."

The Fund is a multi-manager, multi-strategy actively managed exchange-traded fund. The Fund's primary investment objective is to seek risk-adjusted income.
The Fund's secondary investment objective is capital appreciation.

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the Fund. The following serve as investment sub-advisors to the Fund:
First Trust Global Portfolios Limited. ("FTGP"); Energy Income Partners, LLC
("EIP"); Stonebridge Advisors LLC ("Stonebridge"); and Richard Bernstein
Advisors LLC ("RBA") (each, a "Sub-Advisor" and together, the "Sub-Advisors").
The Advisor's Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the Advisor and/or a
Sub-Advisor (each, a "Management Team"), which employ their respective investment strategies. The Fund seeks to achieve its objectives by having each
Management Team focus on those securities within its respective investment category. The Fund may add or remove investment categories or Management Teams at the discretion of the Advisor.

The Fund's investment categories are: (i) high-yield corporate bonds, commonly referred to as "junk" bonds, and first lien senior secured floating rate bank loans; (ii) mortgage-related investments; (iii) preferred securities; (iv)
international sovereign bonds, including securities issued by emerging market countries; (v) equity securities of Energy Infrastructure Companies(1), certain of which are master limited partnerships ("MLPs"); and (vi) dividend paying U.S.
exchange-traded equity securities (including common stock) of companies (that may be domiciled in or outside of the United States) and depositary receipts.
The Management Teams may utilize a related option overlay strategy and/or derivative instruments in implementing their respective investment strategies for the Fund. Additionally, the Management Team may seek exposure to these asset classes directly or through investments in exchange-traded funds ("ETFs"). The
Advisor expects that the Fund may at times invest significantly in other ETFs, including but not limited to, other ETFs that are advised by the Advisor;
accordingly, the Fund may operate principally as a "fund of funds," but will not necessarily operate as such at all times.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

-----------------------------

(1)   Energy Infrastructure Companies are publicly-traded MLPs or limited liability companies that are taxed as partnerships; entities that control
      MLPs, entities that own general partner interests in an MLP, or MLP affiliates (such as I-shares or I-units); U.S. and Canadian energy yield corporations ("yieldcos"); pipeline companies; utilities; and other companies that are involved in operating or providing services in support of infrastructure assets such as pipeline, power transmission, terminalling and petroleum and natural gas storage in the petroleum, natural gas and power generation industries.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2021 (UNAUDITED)

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Common stocks, preferred stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock
      Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for
      Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2021 (UNAUDITED)

a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;
            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;
            3)    the type, size and cost of a security;
            4)    the financial statements of the issuer;
            5)    the credit quality and cash flow of the issuer, based on the
                  Advisor's or external analysis;
            6)    the information as to any transactions in or offers for the security;
            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;
            8)    the coupon payments;
            9)    the quality, value and salability of collateral, if any,
                  securing the security;
           10)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);
           11)    the economic, political and social prospects/developments of the country of issue and the assessment of the country's
                  government leaders/officials (for sovereign debt only);
           12)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
           13)    other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the type of security;
            2)    the size of the holding;
            3)    the initial cost of the security;
            4)    transactions in comparable securities;
            5)    price quotes from dealers and/or third-party pricing services;
            6)    relationships among various securities;
            7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
            8)    an analysis of the issuer's financial statements; and
            9)    the existence of merger proposals or tender offers that might affect the value of the security.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2021 (UNAUDITED)

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2021, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The United Kingdom's Financial Conduct Authority, which regulates the London
Interbank Offered Rates ("LIBOR"), announced on March 5, 2021 that all non-USD
LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates will cease to be provided or no longer be representative immediately after December
31, 2021 and the remaining USD LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. The International
Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the March 5,
2021 announcement constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from the Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FUTURES CONTRACTS

The Fund purchases or sells (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in
"Net realized gain (loss) on futures contracts" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2021 (UNAUDITED)

contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in "Net change in unrealized appreciation (depreciation) on investments
- Unaffiliated" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations.
The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments -
Unaffiliated" on the Statement of Operations.

E. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

F. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

G. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

H. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. Dividend income and realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2021 (UNAUDITED)

Amounts related to these investments at April 30, 2021 and for the six months then ended are as follows:


                                                                               CHANGE TO
                       SHARES        VALUE                                     UNREALIZED      REALIZED        VALUE
                         AT           AT                                      APPRECIATION       GAIN           AT        DIVIDEND
   SECURITY NAME      4/30/2021   10/31/2020     PURCHASES       SALES       (DEPRECIATION)     (LOSS)       4/30/2021     INCOME
-----------------------------------------------------------------------------------------------------------------------------------
First Trust
   Emerging Markets
   Local Currency
   Bond ETF             306,913   $ 6,834,406   $12,044,261   $ (8,320,671)  $       45,921   $    84,328   $10,688,245   $ 244,705

First Trust
   Institutional
   Preferred
   Securities and
   Income ETF           130,101     2,432,876     2,484,625     (2,411,131)          67,326        92,086     2,665,782      60,426

First Trust
   Long Duration
   Opportunities
   ETF                   30,010       525,330       335,679             --          (47,738)           --       813,271      14,285

First Trust
   Low Duration
   Opportunities
   ETF                   82,500     5,357,040     6,217,292     (7,327,514)         (11,124)      (15,819)    4,219,875      48,960

First Trust
   Preferred
   Securities
   and Income ETF       394,178     7,281,495     7,447,489     (7,228,991)         130,756       382,890     8,013,639     180,651

First Trust
   Tactical High
   Yield ETF            217,548     8,954,370    10,208,059     (8,917,447)        (210,084)      537,935    10,572,833     274,058
                                  -----------   -----------   ------------   --------------   -----------   -----------   ---------
Total Investments
   in Affiliates                  $31,385,517   $38,737,405   $(34,205,754)  $      (24,943)  $ 1,081,420   $36,973,645   $ 823,085
                                  ===========   ===========   ============   ==============   ===========   ===========   =========


I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2020 was as follows:

Distributions paid from:
Ordinary income.................................   $  2,785,206
Capital gains...................................             --
Return of capital...............................         88,048

As of October 31, 2020, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $         --
Accumulated capital and other gain (loss).......     (6,090,400)
Net unrealized appreciation (depreciation)......     (1,267,899)

J. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

                                                                         Page 21

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2021 (UNAUDITED)

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2017,
2018, 2019, and 2020 remain open to federal and state audit. As of April 30,
2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $6,090,400.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Fund had no net late year ordinary or capital losses.

K. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund.

The Fund and First Trust have retained the Sub-Advisors to provide recommendations to the Advisor regarding the selection and ongoing monitoring of the securities in the Fund's investment portfolio. First Trust executes all transactions on behalf of the Fund, with the exception of the securities that are selected by FTGP. EIP, an affiliate of First Trust, provides recommendations regarding the selection of MLP securities for the Fund's investment portfolio and provides ongoing monitoring of the MLP securities, MLP affiliate and energy infrastructure securities in the Fund's investment portfolio selected by EIP.
EIP exercises discretion only with respect to assets of the Fund allocated to
EIP by the Advisor. FTGP, an affiliate of First Trust, selects international sovereign debt securities for the Fund's investment portfolio and provides ongoing monitoring of the international sovereign debt securities in the Fund's investment portfolio selected by FTGP. RBA provides recommendations regarding longer term investment strategies that combine top-down, macroeconomic analysis and quantitatively-driven portfolio construction. RBA exercises discretion only with respect to assets allocated to RBA by the Advisor. Stonebridge, an affiliate of First Trust, provides recommendations regarding the selection and ongoing monitoring of the preferred and hybrid securities in the Fund's investment portfolio.

Pursuant to the Investment Management Agreement between the Trust and Advisor,
First Trust will supervise the Sub-Advisors and their management of the investment of the Fund's assets and will pay EIP, FTGP, RBA and Stonebridge for their services as the Fund's sub-advisors. EIP and FTGP each receive a sub-advisory fee from First Trust equal to 40% of any remaining monthly investment management fee paid to First Trust for the average daily net assets allocated to the Sub-Advisor after the average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month. RBA and Stonebridge each receive annual sub-advisory fees equal to
0.20% of the average daily net assets on the assets of the Fund allocated to the
Sub-Advisor by First Trust. First Trust will also be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment
Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses") with the exception of those attributable to affiliated Funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets.
The total of the unitary management fee, acquired fund fees and expenses, and other excluded expenses represents the Fund's total annual operating expenses.
Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided that the investment companies are advised by First Trust. This contractual agreement shall continue until the


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2021 (UNAUDITED)

earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) the termination of the Fund's management agreement with First Trust.
First Trust does not have the right to recover the fees waived that are attributable to acquired fund fees and expenses on the shares of investment companies advised by First Trust. During the six months ended April 30, 2021, the Advisor waived fees of $147,118.

During the six months ended April 30, 2021, the Fund received a reimbursement from the Advisor of $1,758 in connection with a trade error.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and in-kind transactions for the six months ended April 30, 2021, were $0 and $35,323,526, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S.
Government securities, excluding short-term investments and in-kind transactions for the six months ended April 30, 2021, were $337,191 and $33,167,073, respectively.

For the six months ended April 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales were $52,559,603 and $49,136,497, respectively.

                           5. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2021, the Fund had no derivative instruments.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation ("NSCC")
the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the
"basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized
Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of

                                                                         Page 23

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2021 (UNAUDITED)

shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2022.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

                                                                         Page 25

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2021 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2021 (UNAUDITED)

negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 26, 2021 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee's annual meeting held on March 16, 2021 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 27

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISORS
Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880

First Trust Global Portfolios Limited
8 Angel Court
London EC2R 7HJ

Richard Bernstein Advisors LLC
1251 Avenue of the Americas, Suite 4102
New York, NY 10020

Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Low Duration Opportunities ETF (LMBS)

Semi-Annual Report
For the Six Months Ended
April 30, 2021


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--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2021

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Low Duration Opportunities ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Low Duration Opportunities ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2021.

I would like to begin my remarks by saying that this is a time for all of us to be thankful. It is astounding to me that our scientists and extended health care community successfully discovered, developed, and distributed multiple effective vaccines to treat the coronavirus ("COVID-19") in the span of just 15 months.
Suffice it to say that we are witnessing history in the making. We even received some good news recently with respect to wearing masks in public, a polarizing act for many politicians and Americans. The Centers for Disease Control and
Prevention released a new set of guidelines in mid-May for those individuals who have been fully vaccinated. It essentially says fully vaccinated Americans can quit wearing their masks outdoors (even in crowds), in most indoor settings, and can drop social distancing altogether. This is a big step towards expediting the reopening of the U.S. economy.

For those who may not know, we subscribe to the buy-and-hold philosophy of investing here at First Trust Advisors L.P., even though it means enduring lots of tough times. While the notion of being able to time the market is seductive on its face, very few investors are skilled enough to make it work over time. I can think of no better example than the COVID-19 pandemic. The degree of uncertainty surrounding the onset of the virus alone was enough to make the average investor want to run for cover. And if that was not enough, the 33.8%
plunge in the S&P 500(R) Index (the "Index") from February 19, 2020, through
March 23, 2020 (23 trading days) was a real gut check for most of us. But a funny thing happened on the way to another potential collapse of the market - it did not happen. In fact, thanks to the U.S. Federal government stepping up with trillions of dollars of timely fiscal and monetary support, the stock market roared. From March 23, 2020 through May 14, 2021, the Index posted a total return of 90.14%, according to Bloomberg. What a shame for those investors who may have moved some, or all, of their capital out of equities. What looked like a great time to de-risk turned out to be just the opposite.

The overall climate for investing looks bright for a few reasons. First, U.S.
real gross domestic product ("GDP") growth is expected to grow by 6.4%
year-over-year in 2021, according to the International Monetary Fund. The last time the U.S. economy grew that fast was in 1984, when real GDP growth reached
7.2%. Second, corporate earnings are expected to recover from their 2020 slide.
Bloomberg's consensus year-over-year earnings growth rate estimates for the
Index for 2021 and 2022 were 33.17% and 12.87%, respectively, as of May 14,
2021. That is a significant rebound from the 12.44% decline in earnings in 2020.
Third, inflation is rising, and that is exactly what the Federal Reserve has been wanting for some time. Central banks around the world have spent years battling deflationary pressures, so a little bit of inflation is welcome at this stage of the recovery. Lastly, the U.S. labor market is robust despite the talk about the millions of people who lost their jobs in the COVID-19 pandemic and are living off unemployment benefits. As of March 31, 2021, there were 8.12 million job openings in the U.S., the highest total since record-keeping began in December 2000, according to the Bureau of Labor Statistics. We need to get people back to work.

While it seems fashionable to sell fear these days, we choose to follow the data. Remember, the Index has never failed to fully recoup the losses sustained in a market correction or bear market. Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/a/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

The primary investment objective of the First Trust Low Duration Opportunities
ETF (the "Fund") is to generate current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund is an actively managed exchange-traded fund. First Trust Advisors L.P. ("First Trust" or the "Advisor")
serves as the advisor. James Snyder and Jeremiah Charles are the Fund's portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund's investment portfolio.

Under normal market conditions, the Fund will seek to achieve its investment objectives by investing at least 60% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments (collectively, "Mortgage-Related Investments"). The Fund normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments consist of: (1) residential mortgage-backed securities (RMBS); (2) commercial mortgage-backed securities
(CMBS); (3) stripped mortgage-backed securities (SMBS), which are mortgage-backed securities where mortgage payments are divided up between paying the loan's principal and paying the loan's interest; and (4) collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits
(REMICs) where they are divided into multiple classes with each class being entitled to a different share of the principal and/or interest payments received from the pool of underlying assets. The Fund will limit its investment in
Mortgage-Related Investments that are neither issued nor guaranteed by the U.S.
government or its agencies or instrumentalities to 20% of its net assets
(including investment borrowings). The Fund may invest up to 40% of its net assets (including investment borrowings), in the aggregate, in (i) cash, cash equivalents and short-term investments and (ii) non-mortgage direct obligations of the U.S. government and other non-mortgage securities issued and/or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may also invest up to 5% of its net assets (including investment borrowings) in asset-backed securities ("ABS") (other than Mortgage-Related Investments) that are not issued and/or guaranteed by Government Entities. However, the Fund's investments in (a) Mortgage-Related Investments that are not issued and/or guaranteed by Government Entities and (b) ABS may not, in the aggregate, exceed
20% of the Fund's net assets (including investment borrowings). Although the
Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as
"junk" bonds, or unrated securities that have not been judged by the advisor to be of comparable quality to rated investment grade securities.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS              TOTAL RETURNS
                                                   6 Months      1 Year      5 Years     Inception      5 Years     Inception
                                                    Ended         Ended       Ended      (11/4/14)       Ended      (11/4/14)
                                                   4/30/21       4/30/21     4/30/21     to 4/30/21     4/30/21     to 4/30/21
FUND PERFORMANCE
NAV                                                  0.37%        1.31%       2.52%        3.04%        13.26%        21.46%
Market Price                                         0.37%        1.29%       2.54%        3.06%        13.37%        21.58%

INDEX PERFORMANCE
ICE BofA 1-5 Year US Treasury
   & Agency Index                                   -0.21%        0.00%       1.94%        1.89%        10.09%        12.90%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

-----------------------------------------------------------
                                         % OF LONG-TERM
FUND ALLOCATION                          INVESTMENTS(1)
-----------------------------------------------------------
U.S. Government Agency Mortgage-
   Backed Securities                          82.1%
Mortgage-Backed Securities                     7.2
Asset-Backed Securities                        2.2
Exchange-Traded Funds                          0.0*
U.S. Treasury Bills                            8.7
Money Market Funds                             0.1
Call Options Purchased                         0.0*
U.S. Government Agency Mortgage-
   Backed Securities Sold Short              (15.1)
Written Options                               (0.0)**
Net Other Assets and Liabilities(1)           14.8
                                            -------
     Total                                   100.0%
                                            =======

-----------------------------------------------------------
                                        % OF TOTAL LONG
                                          FIXED-INCOME
CREDIT QUALITY(2)                      INVESTMENTS & CASH
-----------------------------------------------------------
Government and Agency                         76.2%
AAA                                            1.2
AA                                             0.1
A-                                             0.1
BB+                                            0.2
BB                                             0.1
B                                              0.1
B-                                             0.1
Not Rated                                     14.9
Cash and Cash Equivalents                      7.0
                                            -------
     Total                                  100.00%
                                            =======
*  Amount is less than 0.05%.
** Amount is less than (0.05)%.

-----------------------------------------------------------
                                         % OF LONG-TERM
TOP TEN HOLDINGS                         INVESTMENTS(3)
-----------------------------------------------------------
Federal National Mortgage Association,
   Pool TBA, 2.50%, 06/15/51                   6.0%
Federal Home Loan Mortgage Corporation,
   Pool SB0380, 3.50%, 02/01/34                4.6
Federal National Mortgage Association,
   Pool MA4325, 2.00%, 05/01/51                3.0
Federal National Mortgage Association,
   Pool FM2500, 2.50%, 03/01/35                1.7
Federal National Mortgage Association,
   Pool TBA, 3.00%, 07/15/51                   1.6
Federal Home Loan Mortgage Corporation,
   Pool SB0368, 4.00%, 03/01/34                1.6
Federal Home Loan Mortgage Corporation,
   Series 2017-4673, Class WZ, 3.50%,
   04/15/47                                    1.5
Federal National Mortgage Association,
   Pool FM1194, 4.50%, 05/01/39                1.5
Federal Home Loan Mortgage Corporation,
   Series 2018-4790, Class Z, 4.00%,
   05/15/48                                    1.5
Federal Home Loan Mortgage Corporation,
   Pool ZT1989, 3.50%, 01/01/33                1.4
                                            -------
     Total                                    24.4%
                                            =======

-----------------------------------------------------------
WEIGHTED AVERAGE EFFECTIVE NET DURATION
-----------------------------------------------------------
April 30, 2021                             1.9 Years
High - March 31, 2021                      2.4 Years
Low - December 31, 2020                    1.2 Years

-----------------------------
(1)   Includes variation margin on futures contracts.

(2)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings.
      Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher.
      The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares.
      U.S. Treasury and U.S. Agency mortgage-backed securities appear under
      "Government and Agency". Credit ratings are subject to change.

(3)   Percentages are based on the long positions only. U.S. Treasury bills, money market funds and short positions are excluded.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)


                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     NOVEMBER 4, 2014 - APRIL 30, 2021

            First Trust Low Duration     ICE BofA 1-5 Year US
               Opportunities ETF        Treasury & Agency Index
11/4/14             $10,000                     $10,000
10/31/15             10,362                      10,144
4/30/16              10,725                      10,256
10/31/16             11,138                      10,301
4/30/17              11,186                      10,279
10/31/17             11,274                      10,307
4/30/18              11,294                      10,205
10/31/18             11,368                      10,273
4/30/19              11,635                      10,578
10/31/19             11,923                      10,867
4/30/20              11,990                      11,290
10/31/20             12,101                      11,314
4/30/21              12,146                      11,290


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2021 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Low Duration Opportunities ETF (the "Fund" or
"LMBS"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

JEREMIAH CHARLES - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER, FIRST
   TRUST SECURITIZED PRODUCTS GROUP
JAMES SNYDER - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER, FIRST TRUST
   SECURITIZED PRODUCTS GROUP

                                                                          Page 5


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2021 (UNAUDITED)

As a shareholder of First Trust Low Duration Opportunities ETF (the "Fund"), you
incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------
                                                                                        ANNUALIZED
                                                                                       EXPENSE RATIO    EXPENSES PAID
                                                    BEGINNING            ENDING        BASED ON THE       DURING THE
                                                  ACCOUNT VALUE      ACCOUNT VALUE       SIX MONTH        SIX MONTH
                                                 NOVEMBER 1, 2020    APRIL 30, 2021     PERIOD (a)      PERIOD (a) (b)
----------------------------------------------------------------------------------------------------------------------
FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
Actual                                              $1,000.00          $1,003.70           0.65%            $3.23
Hypothetical (5% return before expenses)            $1,000.00          $1,021.57           0.65%            $3.26


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2020 through April 30, 2021), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 82.1%
                  ASSET-BACKED SECURITIES -- 0.0%
                  Federal National Mortgage Association Grantor Trust
$        273,758     Series 2002-T7, Class A1, 1 Mo. LIBOR + 0.22% (a)............      0.33%       07/25/32    $        267,948
                                                                                                                ----------------
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 27.3%
                  Federal Home Loan Mortgage Corporation
          11,251     Series 1992-133, Class B, IO, STRIPS (b).....................      8.50%       06/01/22                 312
          11,113     Series 1992-1206, Class IB, 1 Mo. LIBOR + 0.83% (a)..........      0.94%       03/15/22              11,108
           7,300     Series 1993-1498, Class I, 1 Mo. LIBOR + 1.15% (a)...........      1.26%       04/15/23               7,351
           5,908     Series 1993-1552, Class I, 10 Yr. Constant Maturity Treasury
                        Rate - 0.65% (a)..........................................      1.01%       08/15/23               5,833
          61,113     Series 1993-1579, Class PM...................................      6.70%       09/15/23              64,608
          48,660     Series 1993-1630, Class PK...................................      6.00%       11/15/23              51,436
           3,213     Series 1993-1643, Class PK...................................      6.50%       12/15/23               3,357
         150,239     Series 1994-1710, Class G, 1 Mo. LIBOR + 1.50% (a)...........      1.61%       04/15/24             152,224
           1,491     Series 1998-2089, Class PJ, IO...............................      7.00%       10/15/28                 145
           6,810     Series 1998-2102, Class Z....................................      6.00%       12/15/28               7,684
         642,071     Series 1999-21, Class A, 1 Mo. LIBOR + 0.36% (a).............      0.47%       10/25/29             639,769
           1,194     Series 2001-2365, Class LO, PO...............................       (c)        09/15/31               1,192
         170,922     Series 2002-48, Class 1A (d).................................      4.71%       07/25/33             189,358
          37,224     Series 2002-2405, Class BF...................................      7.00%       03/25/24              39,284
         150,747     Series 2002-2410, Class OG...................................      6.38%       02/15/32             184,862
         119,002     Series 2002-2427, Class GE...................................      6.00%       03/15/32             139,755
         204,455     Series 2002-2437, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        7.90% (e).................................................      7.79%       01/15/29              28,638
          13,903     Series 2003-58, Class 2A.....................................      6.50%       09/25/43              16,106
         251,953     Series 2003-2557, Class HL...................................      5.30%       01/15/33             290,522
         161,456     Series 2003-2564, Class AC...................................      5.50%       02/15/33             184,602
         386,184     Series 2003-2574, Class PE...................................      5.50%       02/15/33             447,838
         162,349     Series 2003-2577, Class LI, IO...............................      5.50%       02/15/33              24,158
       1,317,000     Series 2003-2581, Class LL...................................      5.25%       03/15/33           1,471,067
         189,116     Series 2003-2586, Class TG...................................      5.50%       03/15/23             194,395
          53,849     Series 2003-2597, Class AE...................................      5.50%       04/15/33              58,603
       1,646,000     Series 2003-2613, Class LL...................................      5.00%       05/15/33           1,851,656
         243,467     Series 2003-2626, Class ZW...................................      5.00%       06/15/33             259,475
         530,759     Series 2003-2626, Class ZX...................................      5.00%       06/15/33             603,691
          92,000     Series 2003-2669, Class LL...................................      5.50%       08/15/33             104,961
          34,000     Series 2003-2676, Class LL...................................      5.50%       09/15/33              38,220
         539,674     Series 2004-2771, Class NL...................................      6.00%       03/15/34             612,928
         423,359     Series 2004-2793, Class PE...................................      5.00%       05/15/34             488,529
       1,066,515     Series 2004-2801, Class SE, IO, 1 Mo. LIBOR (x) -1 +
                        7.05% (e).................................................      6.94%       07/15/32             176,114
         180,556     Series 2004-2835, Class QY, IO, 1 Mo. LIBOR (x) -1 +
                        7.90% (e).................................................      7.79%       12/15/32              32,416
         144,516     Series 2004-2890, Class ZA...................................      5.00%       11/15/34             165,811
         579,706     Series 2004-2891, Class ZA...................................      6.50%       11/15/34             819,463
         396,273     Series 2004-2907, Class DZ...................................      4.00%       12/15/34             430,263
       1,474,307     Series 2005-233, Class 12, IO, STRIPS........................      5.00%       09/15/35             220,685
       1,098,066     Series 2005-234, Class IO, IO, STRIPS........................      4.50%       10/01/35             162,652
         785,000     Series 2005-2973, Class GE...................................      5.50%       05/15/35             956,865
         137,710     Series 2005-3031, Class BI, IO, 1 Mo. LIBOR (x) -1 +
                        6.69% (e).................................................      6.58%       08/15/35              28,684
       3,139,770     Series 2005-3054, Class ZW...................................      6.00%       10/15/35           3,527,166
          20,972     Series 2005-3074, Class ZH...................................      5.50%       11/15/35              27,609


                        See Notes to Financial Statements                 Page 7


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        339,101     Series 2006-238, Class 8, IO, STRIPS.........................      5.00%       04/15/36    $         55,357
         298,058     Series 2006-243, Class 11, IO, STRIPS (f)....................      7.00%       08/15/36              61,549
         397,502     Series 2006-3114, Class GI, IO, 1 Mo. LIBOR (x) -1 +
                        6.60% (e).................................................      6.49%       02/15/36              61,942
          63,964     Series 2006-3117, Class ZU...................................      6.00%       02/15/36              89,175
          31,480     Series 2006-3150, Class DZ...................................      5.50%       05/15/36              36,631
       1,838,952     Series 2006-3174, Class LF, 1 Mo. LIBOR + 0.35% (a)..........      0.46%       05/15/36           1,848,854
       2,587,677     Series 2006-3196, Class ZK...................................      6.50%       04/15/32           3,465,105
       1,740,097     Series 2006-3210, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.60% (e).................................................      6.49%       09/15/36             328,232
         523,431     Series 2006-3223, Class FC, 1 Mo. LIBOR + 0.55% (a)..........      0.66%       04/15/32             530,265
         185,478     Series 2006-3245, Class PO, PO...............................       (c)        11/15/36             177,748
       1,134,967     Series 2007-3262, Class KS, IO, 1 Mo. LIBOR (x) -1 +
                        6.41% (e).................................................      6.30%       01/15/37             129,613
          37,912     Series 2007-3274, Class B....................................      6.00%       02/15/37              43,241
         268,166     Series 2007-3322, Class NF, 1 Mo. LIBOR (x) 2,566.67 -
                        16,683.33%, 0.00% Floor (a)...............................      0.00%       05/15/37             261,750
          44,502     Series 2007-3340, Class PF, 1 Mo. LIBOR + 0.30% (a)..........      0.41%       07/15/37              44,814
          60,491     Series 2007-3349, Class MY...................................      5.50%       07/15/37              70,358
         132,366     Series 2007-3360, Class CB...................................      5.50%       08/15/37             151,956
       1,284,897     Series 2007-3370, Class FM, 1 Mo. LIBOR + 0.62% (a)..........      0.73%       10/15/47           1,312,188
          99,171     Series 2007-3380, Class FS, 1 Mo. LIBOR + 0.35% (a)..........      0.46%       11/15/36              98,037
         300,171     Series 2008-3406, Class B....................................      6.00%       01/15/38             341,512
         108,934     Series 2008-3413, Class B....................................      5.50%       04/15/37             123,640
         312,494     Series 2008-3420, Class AZ...................................      5.50%       02/15/38             363,249
         178,619     Series 2008-3448, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.05% (e).................................................      5.94%       05/15/38              11,433
       3,413,203     Series 2009-3522, Class SE, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (e).................................................      5.99%       04/15/39             600,986
          34,254     Series 2009-3523, Class SD, 1 Mo. LIBOR (x) -2.75 +
                        19.66% (e)................................................     19.35%       06/15/36              45,162
       1,175,681     Series 2009-3542, Class ZP...................................      5.00%       06/15/39           1,417,532
         177,000     Series 2009-3550, Class LL...................................      4.50%       07/15/39             199,689
         715,932     Series 2009-3563, Class ZP...................................      5.00%       08/15/39             874,037
       2,098,241     Series 2009-3572, Class JS, IO, 1 Mo. LIBOR (x) -1 +
                        6.80% (e).................................................      6.69%       09/15/39             322,559
          31,946     Series 2009-3585, Class QZ...................................      5.00%       08/15/39              41,125
         152,108     Series 2009-3587, Class FX, 1 Mo. LIBOR (a)..................      0.11%       12/15/37             140,049
         661,031     Series 2009-3593, Class F, 1 Mo. LIBOR + 0.50% (a)...........      0.62%       03/15/36             663,326
       1,867,735     Series 2009-3605, Class NC...................................      5.50%       06/15/37           2,171,021
         500,000     Series 2010-3622, Class PB...................................      5.00%       01/15/40             571,436
         553,720     Series 2010-3632, Class BS, 1 Mo. LIBOR (x) -3.33 +
                        17.50% (e)................................................     17.12%       02/15/40             764,405
               6     Series 2010-3637, Class LJ...................................      3.50%       02/15/25                   6
         107,000     Series 2010-3645, Class WD...................................      4.50%       02/15/40             114,344
         661,000     Series 2010-3667, Class PL...................................      5.00%       05/15/40             744,479
           5,837     Series 2010-3688, Class HI, IO (b)...........................      5.00%       11/15/21                  43
          87,432     Series 2010-3699, Class FD, 1 Mo. LIBOR + 0.60% (a)..........      0.71%       07/15/40              88,722
       1,293,350     Series 2010-3704, Class ED...................................      4.00%       12/15/36           1,348,638
         400,000     Series 2010-3714, Class PB...................................      4.75%       08/15/40             472,206
         630,139     Series 2010-3735, Class IK, IO...............................      3.50%       10/15/25              27,844


Page 8                  See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        108,787     Series 2010-3735, Class JI, IO...............................      4.50%       10/15/30    $         11,967
         357,185     Series 2010-3740, Class SC, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................      5.89%       10/15/40              69,243
          79,531     Series 2010-3770, Class GZ...................................      4.50%       10/15/40             103,717
         312,000     Series 2010-3780, Class AV...................................      4.00%       04/15/31             335,443
          97,697     Series 2011-3795, Class ED...................................      3.00%       10/15/39             100,174
         600,000     Series 2011-3796, Class PB...................................      5.00%       01/15/41             706,990
         283,807     Series 2011-3819, Class ZQ...................................      6.00%       04/15/36             336,106
       3,498,098     Series 2011-3820, Class GZ...................................      5.00%       03/15/41           4,159,780
         300,000     Series 2011-3820, Class NC...................................      4.50%       03/15/41             342,329
         153,801     Series 2011-3828, Class SY, 1 Mo. LIBOR (x) -3 +
                        13.20% (e)................................................     12.86%       02/15/41             216,224
       1,084,625     Series 2011-3841, Class JZ...................................      5.00%       04/15/41           1,253,297
         103,547     Series 2011-3842, Class BS, 1 Mo. LIBOR (x) -5 +
                        22.75% (e)................................................     22.17%       04/15/41             196,629
         300,000     Series 2011-3844, Class PC...................................      5.00%       04/15/41             357,052
         832,096     Series 2011-3852, Class SW, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................      5.89%       05/15/41             128,573
       3,149,137     Series 2011-3860, Class PZ...................................      5.00%       05/15/41           3,666,400
         525,000     Series 2011-3890, Class ME...................................      5.00%       07/15/41             623,097
       1,387,000     Series 2011-3895, Class PW...................................      4.50%       07/15/41           1,556,063
       1,756,007     Series 2011-3925, Class ZD...................................      4.50%       09/15/41           2,121,977
         432,294     Series 2011-3926, Class SH, IO, 1 Mo. LIBOR (x) -1 +
                        6.55% (e).................................................      6.44%       05/15/40              15,485
       2,413,205     Series 2011-3935, Class HZ...................................      4.50%       10/15/41           2,918,242
          41,667     Series 2011-3935, Class LI, IO (b)...........................      3.00%       10/15/21                  89
      13,210,452     Series 2011-3954, Class GS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................      5.89%       11/15/41           2,612,023
         253,934     Series 2011-3956, Class KI, IO...............................      3.00%       11/15/21               1,309
          83,207     Series 2011-3968, Class AI, IO (b)...........................      3.00%       12/15/21                 445
         545,448     Series 2012-267, Class S5, IO, STRIPS, 1 Mo. LIBOR (x) -1
                        + 6.00% (e)...............................................      5.89%       08/15/42             100,189
      16,612,501     Series 2012-272, Class PO, PO, STRIPS........................       (c)        08/15/42          15,033,875
      13,186,981     Series 2012-276, Class S5, IO, STRIPS, 1 Mo. LIBOR (x) -1
                        + 6.00% (e)...............................................      5.89%       09/15/42           2,367,079
          63,970     Series 2012-278, Class F1, STRIPS, 1 Mo. LIBOR +
                        0.45% (a).................................................      0.56%       09/15/42              64,499
         233,764     Series 2012-3994, Class AI, IO...............................      3.00%       02/15/22               1,601
         577,379     Series 2012-3999, Class WA (f)...............................      5.50%       08/15/40             667,602
       1,878,000     Series 2012-4000, Class PY...................................      4.50%       02/15/42           2,091,524
          59,000     Series 2012-4012, Class GC...................................      3.50%       06/15/40              61,903
          30,032     Series 2012-4015, Class KB...................................      1.75%       05/15/41              30,786
         553,129     Series 2012-4021, Class IP, IO...............................      3.00%       03/15/27              28,817
       1,075,867     Series 2012-4026, Class GZ...................................      4.50%       04/15/42           1,349,972
       1,029,547     Series 2012-4030, Class IL, IO...............................      3.50%       04/15/27              62,899
          38,731     Series 2012-4038, Class CS, 1 Mo. LIBOR (x) -3 +
                        12.00% (e)................................................     11.65%       04/15/42              43,429
         877,258     Series 2012-4048, Class FJ, 1 Mo. LIBOR + 0.40% (a)..........      0.52%       07/15/37             877,647
       1,784,801     Series 2012-4054, Class AI, IO...............................      3.00%       04/15/27              94,805
      32,728,294     Series 2012-4057, Class ZA...................................      4.00%       06/15/42          36,601,059
       4,085,029     Series 2012-4057, Class ZC...................................      3.50%       06/15/42           4,451,926


                        See Notes to Financial Statements                 Page 9


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$      1,817,994     Series 2012-4077, Class TS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................      5.89%       05/15/41    $        339,637
         627,867     Series 2012-4090, Class YZ...................................      4.50%       08/15/42             776,210
          40,492     Series 2012-4097, Class ES, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (e).................................................      5.99%       08/15/42               7,338
       3,974,319     Series 2012-4097, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.05% (e).................................................      5.94%       08/15/42             959,885
       2,447,000     Series 2012-4098, Class PE...................................      4.00%       08/15/42           2,691,637
         408,331     Series 2012-4103, Class HI, IO...............................      3.00%       09/15/27              25,155
          45,335     Series 2012-4116, Class AS, IO, 1 Mo. LIBOR (x) -1 +
                        6.15% (e).................................................      6.04%       10/15/42               8,823
       2,035,742     Series 2012-4121, Class HI, IO...............................      3.50%       10/15/27             135,953
       1,956,793     Series 2012-4132, Class AI, IO...............................      4.00%       10/15/42             313,871
         506,277     Series 2012-4136, Class TU, IO, 1 Mo. LIBOR (x) -22.50 +
                        139.50%, 4.50% Cap (e)....................................      4.50%       08/15/42              97,504
         493,606     Series 2012-4145, Class YI, IO...............................      3.00%       12/15/27              31,293
         408,686     Series 2013-299, Class S1, IO, STRIPS, 1 Mo. LIBOR (x) -1
                        + 6.00% (e)...............................................      5.89%       01/15/43              71,273
         519,047     Series 2013-303, Class C2, IO, STRIPS........................      3.50%       01/15/28              36,281
       8,362,230     Series 2013-303, Class C12, IO, STRIPS.......................      4.00%       12/15/32             894,203
      18,678,508     Series 2013-303, Class C33, IO, STRIPS.......................      4.50%       01/15/43           3,499,514
       4,821,448     Series 2013-304, Class C19, IO, STRIPS.......................      5.00%       06/15/42           1,050,741
         430,585     Series 2013-304, Class C37, IO, STRIPS.......................      3.50%       12/15/27              22,494
       1,997,223     Series 2013-304, Class C40, IO, STRIPS.......................      3.50%       09/15/26              99,860
      16,421,503     Series 2013-311, Class PO, PO, STRIPS........................       (c)        08/15/43          15,128,339
       2,101,476     Series 2013-4151, Class DI, IO...............................      3.50%       11/15/31             114,302
       4,763,853     Series 2013-4154, Class IB, IO...............................      3.50%       01/15/28             326,058
      11,501,404     Series 2013-4170, Class CO, PO...............................       (c)        11/15/32          10,818,765
         905,000     Series 2013-4176, Class HE...................................      4.00%       03/15/43           1,043,884
         732,650     Series 2013-4177, Class GL...................................      3.00%       03/15/33             787,048
       1,172,353     Series 2013-4184, Class GZ...................................      3.00%       03/15/43           1,177,558
       5,632,296     Series 2013-4193, Class AI, IO...............................      3.00%       04/15/28             376,735
         826,035     Series 2013-4193, Class PB...................................      4.00%       04/15/43             952,298
      14,394,896     Series 2013-4194, Class GI, IO...............................      4.00%       04/15/43           2,044,298
       2,475,237     Series 2013-4203, Class US, 1 Mo. LIBOR (x) -1.50 +
                        6.00% (e).................................................      5.83%       05/15/33           2,516,737
         500,000     Series 2013-4211, Class PB...................................      3.00%       05/15/43             525,728
       1,777,444     Series 2013-4213, Class MZ...................................      4.00%       06/15/43           2,045,655
         203,467     Series 2013-4226, Class NS, 1 Mo. LIBOR (x) -3 +
                        10.50% (e)................................................     10.15%       01/15/43             245,149
         413,534     Series 2013-4239, Class IO, IO...............................      3.50%       06/15/27              24,883
       1,450,000     Series 2013-4247, Class AY...................................      4.50%       09/15/43           1,723,315
         825,458     Series 2013-4261, Class GS, 1 Mo. LIBOR (x) -2.75 +
                        10.98% (e)................................................     10.67%       01/15/41           1,030,143
         727,547     Series 2013-4265, Class IB, IO...............................      4.50%       12/15/24              34,813
         150,918     Series 2014-4300, Class IM, IO...............................      3.00%       03/15/37               6,449
       1,077,988     Series 2014-4314, Class CI, IO...............................      6.00%       03/15/44             248,012
       2,247,451     Series 2014-4316, Class XZ...................................      4.50%       03/15/44           2,561,267
          15,268     Series 2014-4318, Class CI, IO (b)...........................      4.00%       03/15/22                  42
      14,540,077     Series 2014-4329, Class VZ...................................      4.00%       04/15/44          16,190,440
       5,005,170     Series 2014-4347, Class YT...................................      3.50%       06/15/44           5,215,721


Page 10                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$     15,548,444     Series 2014-4375, Class MZ...................................      3.50%       08/15/44    $     17,088,552
       4,747,081     Series 2014-4387, Class IE, IO...............................      2.50%       11/15/28             260,223
      30,682,295     Series 2015-4483, Class ZX...................................      4.15%       06/15/44          35,469,279
         891,291     Series 2015-4503, Class MI, IO...............................      5.00%       08/15/45             169,852
         768,716     Series 2015-4512, Class W (d) (f)............................      5.41%       05/15/38             883,590
         123,949     Series 2015-4520, Class AI, IO...............................      3.50%       10/15/35              13,363
         552,001     Series 2015-4522, Class JZ...................................      2.00%       01/15/45             575,543
      17,689,586     Series 2015-4532, Class ZX...................................      4.00%       09/15/45          19,708,739
         263,186     Series 2016-4546, Class PZ...................................      4.00%       12/15/45             307,238
         445,508     Series 2016-4546, Class ZT...................................      4.00%       01/15/46             521,763
       9,733,426     Series 2016-4559, Class LI, IO...............................      2.50%       03/15/31             686,748
         136,752     Series 2016-4568, Class MZ...................................      4.00%       04/15/46             159,063
      15,548,822     Series 2016-4570, Class ST, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................      5.89%       04/15/46           3,694,817
       6,209,322     Series 2016-4572, Class LI, IO...............................      4.00%       08/15/45             912,374
      13,976,873     Series 2016-4582, Class GZ...................................      3.75%       03/15/52          15,372,181
      28,333,771     Series 2016-4585, Class DS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................      5.89%       05/15/46           6,878,961
       6,705,252     Series 2016-4587, Class ZH, steps up 07/15/21 to
                        4.00% (g).................................................      3.75%       03/15/44           7,595,632
       2,190,066     Series 2016-4591, Class GI, IO...............................      4.00%       12/15/44             308,382
       1,226,161     Series 2016-4596, Class FL, 1 Mo. LIBOR + 0.50% (a)..........      0.62%       11/15/41           1,243,099
         771,702     Series 2016-4600, Class WT...................................      3.50%       07/15/36             870,819
         254,550     Series 2016-4605, Class KS, 1 Mo. LIBOR (x) -1.57 +
                        4.71% (e).................................................      4.53%       08/15/43             246,949
         640,363     Series 2016-4609, Class YI, IO...............................      4.00%       04/15/54              23,770
         428,368     Series 2016-4613, Class AF, 1 Mo. LIBOR + 1.10% (a)..........      1.21%       11/15/37             432,895
       1,054,223     Series 2016-4615, Class GT, 1 Mo. LIBOR (x) -4 + 16.00%,
                        4.00% Cap (e).............................................      4.00%       10/15/42             990,282
      15,838,134     Series 2016-4619, Class IB, IO...............................      4.00%       12/15/47             744,932
       2,900,973     Series 2016-4641, Class DI, IO...............................      5.00%       05/15/41             420,083
       8,627,904     Series 2017-4649, Class AZ...................................      3.50%       05/15/46           9,405,224
       1,173,000     Series 2017-4650, Class JH...................................      3.00%       01/15/47           1,235,098
      10,302,480     Series 2017-4660, Class PO, PO...............................       (c)        01/15/33           8,249,567
      85,830,961     Series 2017-4673, Class WZ...................................      3.50%       04/15/47          93,018,445
         600,000     Series 2017-4681, Class JY...................................      2.50%       05/15/47             609,479
      11,466,949     Series 2017-4682, Class KZ...................................      3.50%       09/15/46          12,543,764
       5,072,083     Series 2018-4774, Class SL, IO, 1 Mo. LIBOR (x) -1 +
                        6.20% (e).................................................      6.09%       04/15/48             923,968
      22,620,589     Series 2018-4778, Class DZ...................................      4.00%       04/15/48          25,645,577
       2,429,927     Series 2018-4780, Class VA...................................      4.00%       05/15/29           2,537,195
       6,388,213     Series 2018-4780, Class Z....................................      4.00%       01/15/48           7,250,565
       4,172,864     Series 2018-4790, Class IO, IO...............................      4.50%       05/15/48             690,642
      86,175,271     Series 2018-4790, Class Z....................................      4.00%       05/15/48          92,570,570
       9,907,022     Series 2018-4826, Class ME...................................      3.50%       09/15/48          10,563,350
       3,517,000     Series 2018-4833, Class PY...................................      4.00%       10/15/48           3,804,345
      10,282,359     Series 2018-4851, Class PO, PO...............................       (c)        08/15/57           8,551,372
       6,808,889     Series 2018-4855, Class AZ...................................      4.00%       08/15/48           7,423,054
      10,603,038     Series 2018-4857, Class ZB...................................      4.50%       01/15/49          11,627,161
      21,334,468     Series 2018-4858, Class EK...................................      4.00%       01/15/49          22,791,639
       3,073,866     Series 2019-4872, Class BZ...................................      4.00%       04/15/49           3,500,858


                        See Notes to Financial Statements                Page 11


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$     16,139,369     Series 2019-4894, Class PZ...................................      4.00%       07/15/49    $     17,512,726
       9,665,609     Series 2019-4910, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.05% (e).................................................      5.94%       06/15/49           2,143,165
      15,229,353     Series 2019-4938, Class BS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................      5.89%       12/25/49           2,452,468
      15,888,513     Series 2019-4943, Class NS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................      5.89%       01/25/50           3,372,890
      59,004,609     Series 2020-4973, Class IK, IO...............................      5.00%       05/25/50          10,150,687
       2,515,155     Series 2020-4974, Class IA, IO...............................      3.50%       12/25/49             774,161
       8,374,563     Series 2020-4988, Class IJ, IO...............................      4.50%       12/15/47           1,397,740
       2,719,075     Series 2020-5000, Class ZE...................................      1.00%       07/25/50           2,641,550
      54,769,199     Series 2020-5008, Class MI, IO...............................      4.00%       09/25/50          10,189,087
      11,864,326     Series 2020-5013, Class HI, IO...............................      5.00%       03/25/40           1,989,593
       6,581,552     Series 2020-5013, Class IQ, IO...............................      3.50%       09/25/50           1,136,453
      31,488,499     Series 2020-5013, Class QI, IO...............................      3.50%       09/25/50           6,566,064
      20,121,000     Series 2020-5023, Class AI, IO...............................      4.50%       10/25/50           4,031,548
      24,033,735     Series 2020-5034, Class IO, IO (f)...........................      2.30%       10/15/45             872,578
      20,148,063     Series 2020-5050, Class MI, IO...............................      3.50%       10/25/50           3,273,043
      44,132,498     Series 2020-5051, Class CI, IO...............................      4.00%       12/25/35           5,510,741
       2,789,019     Series 2021-5076, Class DZ...................................      1.25%       02/15/51           2,769,371
      27,485,428     Series 2021-5086, Class MI, IO...............................      2.50%       03/25/51           4,277,615
                  Federal National Mortgage Association
          57,175     Series 1992-38, Class GZ.....................................      7.50%       07/25/22              58,938
               2     Series 1992-44, Class ZQ.....................................      8.00%       07/25/22                   2
           1,922     Series 1992-185, Class ZB....................................      7.00%       10/25/22               1,990
             323     Series 1993-3, Class K.......................................      7.00%       02/25/23                 333
           5,293     Series 1993-39, Class Z......................................      7.50%       04/25/23               5,532
             584     Series 1993-46, Class FH, 7 Yr. Constant Maturity Treasury
                        Rate - 0.20% (a)..........................................      1.10%       04/25/23                 580
          76,294     Series 1993-169, Class L.....................................      6.50%       09/25/23              80,771
          23,684     Series 1993-171, Class SB, 10 Yr. Constant Maturity Treasury
                        Rate (x) -2.17 + 21.99% (e)...............................     18.42%       09/25/23              26,692
          17,116     Series 1993-214, Class 2, IO, STRIPS.........................      7.50%       03/25/23                 851
         200,851     Series 1993-222, Class 2, IO, STRIPS.........................      7.00%       06/25/23              10,890
          11,253     Series 1993-230, Class FA, 1 Mo. LIBOR + 0.60% (a)...........      0.71%       12/25/23              11,215
         104,585     Series 1994-61, Class FG, 1 Mo. LIBOR + 1.50% (a)............      1.61%       04/25/24             105,891
          36,726     Series 1996-51, Class AY, IO.................................      7.00%       12/18/26               4,253
          66,193     Series 1998-37, Class VZ.....................................      6.00%       06/17/28              69,804
         456,022     Series 2000-45, Class SD, IO, 1 Mo. LIBOR (x) -1 +
                        7.95% (e).................................................      7.84%       12/18/30              48,234
              15     Series 2001-8, Class SE, IO, 1 Mo. LIBOR (x) -1 +
                        8.60% (b) (e).............................................      8.49%       02/17/31                   0
          59,027     Series 2001-34, Class SR, IO, 1 Mo. LIBOR (x) -1 +
                        8.10% (e).................................................      7.99%       08/18/31               6,544
           2,777     Series 2001-42, Class SB, 1 Mo. LIBOR (x) -16 + 128.00%,
                        8.50% Cap (e).............................................      8.50%       09/25/31               3,080
         140,909     Series 2001-46, Class F, 1 Mo. LIBOR + 0.40% (a).............      0.52%       09/18/31             141,400
           8,215     Series 2002-22, Class G......................................      6.50%       04/25/32               9,711
          84,770     Series 2002-30, Class Z......................................      6.00%       05/25/32              99,040
          68,864     Series 2002-80, Class CZ.....................................      4.50%       09/25/32              80,009
          98,507     Series 2002-320, Class 2, IO, STRIPS.........................      7.00%       04/25/32              21,480


Page 12                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         96,757     Series 2002-323, Class 6, IO, STRIPS.........................      6.00%       01/25/32    $         16,279
         252,116     Series 2002-324, Class 2, IO, STRIPS.........................      6.50%       07/25/32              39,708
          28,288     Series 2003-14, Class AT.....................................      4.00%       03/25/33              29,721
          71,859     Series 2003-21, Class OA.....................................      4.00%       03/25/33              77,137
         100,335     Series 2003-32, Class UI, IO.................................      6.00%       05/25/33              21,335
         440,788     Series 2003-45, Class JB.....................................      5.50%       06/25/33             508,440
          22,067     Series 2003-52, Class NA.....................................      4.00%       06/25/23              22,298
       2,993,579     Series 2003-61, Class MZ.....................................      5.00%       08/25/33           3,344,175
          17,837     Series 2003-63, Class F1, 1 Mo. LIBOR + 0.30% (a)............      0.41%       11/25/27              17,840
       1,641,971     Series 2003-63, Class IP, IO.................................      6.00%       07/25/33             286,387
         355,000     Series 2003-71, Class NH.....................................      4.29%       08/25/33             409,007
         272,279     Series 2003-75, Class GI, IO.................................      5.00%       08/25/23               4,866
         172,506     Series 2003-109, Class YB....................................      6.00%       11/25/33             202,497
         157,890     Series 2003-339, Class 12, IO, STRIPS........................      6.00%       06/25/33              25,575
         303,561     Series 2003-343, Class 2, IO, STRIPS.........................      4.50%       10/25/33              42,699
         274,331     Series 2003-345, Class 14, IO, STRIPS........................      6.00%       03/25/34              48,496
          54,585     Series 2003-348, Class 17, IO, STRIPS........................      7.50%       12/25/33              10,330
          79,523     Series 2003-348, Class 18, IO, STRIPS (f)....................      7.50%       12/25/33              15,693
          85,539     Series 2003-W3, Class 2A5....................................      5.36%       06/25/42              98,176
         790,132     Series 2003-W6, Class 1A41...................................      5.40%       10/25/42             902,253
          31,824     Series 2003-W10, Class 1A4...................................      4.51%       06/25/43              35,260
         991,222     Series 2003-W12, Class 1A8...................................      4.55%       06/25/43           1,098,114
         254,968     Series 2004-10, Class ZB.....................................      6.00%       02/25/34             295,714
         821,376     Series 2004-18, Class EZ.....................................      6.00%       04/25/34             966,301
         289,250     Series 2004-25, Class LC.....................................      5.50%       04/25/34             337,031
         311,966     Series 2004-25, Class UC.....................................      5.50%       04/25/34             367,126
          40,668     Series 2004-28, Class ZH.....................................      5.50%       05/25/34              51,967
         610,039     Series 2004-60, Class AC.....................................      5.50%       04/25/34             692,513
          10,941     Series 2004-W9, Class 1A3....................................      6.05%       02/25/44              12,575
       1,149,745     Series 2004-W10, Class A6....................................      5.75%       08/25/34           1,261,371
       2,270,214     Series 2005-2, Class S, IO, 1 Mo. LIBOR (x) -1 + 6.60% (e)...      6.49%       02/25/35             394,202
         461,034     Series 2005-2, Class TB, IO, 1 Mo. LIBOR (x) -1 + 5.90%,
                        0.40% Cap (e).............................................      0.40%       07/25/33               4,701
          55,777     Series 2005-29, Class ZT.....................................      5.00%       04/25/35              67,620
          96,521     Series 2005-40, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.70% (e).................................................      6.59%       05/25/35              17,410
         280,608     Series 2005-52, Class TZ.....................................      6.50%       06/25/35             397,776
       1,021,004     Series 2005-57, Class KZ.....................................      6.00%       07/25/35           1,310,319
          10,885     Series 2005-67, Class SC, 1 Mo. LIBOR (x) -2.15 +
                        14.41% (e)................................................     14.18%       08/25/35              14,023
          51,750     Series 2005-79, Class NS, IO, 1 Mo. LIBOR (x) -1 +
                        6.09% (e).................................................      5.98%       09/25/35               8,770
       5,484,245     Series 2005-86, Class WZ.....................................      5.50%       10/25/35           6,231,785
          16,952     Series 2005-87, Class SC, 1 Mo. LIBOR (x) -1.67 +
                        13.83% (e)................................................     13.66%       10/25/35              22,961
          26,851     Series 2005-90, Class ES, 1 Mo. LIBOR (x) -2.50 +
                        16.88% (e)................................................     16.61%       10/25/35              37,063
          53,101     Series 2005-95, Class WZ.....................................      6.00%       11/25/35              76,113
          36,641     Series 2005-102, Class DS, 1 Mo. LIBOR (x) -2.75 +
                        19.80% (e)................................................     19.51%       11/25/35              42,885
         604,403     Series 2005-104, Class UE....................................      5.50%       12/25/35             687,269


                        See Notes to Financial Statements                Page 13


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        153,151     Series 2005-359, Class 6, IO, STRIPS.........................      5.00%       11/25/35    $         21,654
         451,808     Series 2005-359, Class 12, IO, STRIPS........................      5.50%       10/25/35              83,357
         125,879     Series 2005-362, Class 13, IO, STRIPS........................      6.00%       08/25/35              24,461
          73,986     Series 2005-W1, Class 1A2....................................      6.50%       10/25/44              88,197
          62,470     Series 2006-5, Class 2A2 (a).................................      2.10%       02/25/35              66,267
      28,204,847     Series 2006-5, Class N2, IO (d)..............................      0.00%       02/25/35                 282
          66,480     Series 2006-15, Class IS, IO, 1 Mo. LIBOR (x) -1 +
                        6.58% (e).................................................      6.47%       03/25/36              13,325
       1,398,288     Series 2006-20, Class PI, IO, 1 Mo. LIBOR (x) -1 +
                        6.68% (e).................................................      6.57%       11/25/30             150,785
          24,541     Series 2006-31, Class PZ.....................................      6.00%       05/25/36              35,024
          55,897     Series 2006-42, Class CF, 1 Mo. LIBOR + 0.45% (a)............      0.56%       06/25/36              55,042
       1,742,981     Series 2006-42, Class EI, IO, 1 Mo. LIBOR (x) -1 +
                        6.55% (e).................................................      6.44%       06/25/36             338,679
         460,700     Series 2006-59, Class SL, IO, 1 Mo. LIBOR (x) -1 +
                        6.57% (e).................................................      6.46%       07/25/36              90,229
         654,468     Series 2006-80, Class PH.....................................      6.00%       08/25/36             777,333
          81,089     Series 2006-85, Class MZ.....................................      6.50%       09/25/36              96,426
       2,252,400     Series 2006-110, Class PI, IO................................      5.50%       11/25/36             418,780
       2,434,644     Series 2006-116, Class ES, IO, 1 Mo. LIBOR (x) -1 +
                        6.65% (e).................................................      6.54%       12/25/36             521,425
         232,255     Series 2006-117, Class GF, 1 Mo. LIBOR + 0.35% (a)...........      0.46%       12/25/36             234,277
       2,471,494     Series 2006-118, Class A1, 1 Mo. LIBOR + 0.06% (a)...........      0.17%       12/25/36           2,458,311
           1,342     Series 2006-126, Class DZ....................................      5.50%       01/25/37               1,421
         313,274     Series 2007-7, Class KA......................................      5.75%       08/25/36             380,788
          33,560     Series 2007-25, Class FB, 1 Mo. LIBOR + 0.33% (a)............      0.44%       04/25/37              33,842
         799,558     Series 2007-28, Class ZA.....................................      6.00%       04/25/37             924,270
          55,253     Series 2007-32, Class KT.....................................      5.50%       04/25/37              62,296
         805,952     Series 2007-57, Class ZG.....................................      4.75%       06/25/37             958,007
         524,012     Series 2007-60, Class ZS.....................................      4.75%       07/25/37             654,500
         505,051     Series 2007-68, Class AE.....................................      6.50%       07/25/37             631,432
         419,412     Series 2007-116, Class PB....................................      5.50%       08/25/35             488,250
         135,535     Series 2007-117, Class MD....................................      5.50%       07/25/37             148,988
       4,180,934     Series 2007-W10, Class 3A (d)................................      2.91%       06/25/47           4,427,061
         120,353     Series 2008-3, Class FZ, 1 Mo. LIBOR + 0.55% (a).............      0.66%       02/25/38             117,010
          19,369     Series 2008-8, Class ZA......................................      5.00%       02/25/38              22,683
          14,632     Series 2008-17, Class IP, IO.................................      6.50%       02/25/38               1,646
         862,827     Series 2008-389, Class 4, IO, STRIPS.........................      6.00%       03/25/38             149,457
          12,642     Series 2009-10, Class AB.....................................      5.00%       03/25/24              13,075
         997,276     Series 2009-11, Class PI, IO.................................      5.50%       03/25/36             182,092
           4,640     Series 2009-14, Class BS, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (b) (e).............................................      6.14%       03/25/24                 109
       1,084,906     Series 2009-37, Class NZ.....................................      5.71%       02/25/37           1,372,347
          29,941     Series 2009-47, Class PE.....................................      4.00%       07/25/39              30,382
       4,400,000     Series 2009-50, Class GX.....................................      5.00%       07/25/39           5,235,713
         672,382     Series 2009-64, Class ZD.....................................      8.00%       08/25/39             847,740
         115,704     Series 2009-69, Class PO, PO.................................       (c)        09/25/39             106,150
       3,515,591     Series 2009-85, Class J......................................      4.50%       10/25/39           3,945,072
         286,822     Series 2009-91, Class HL.....................................      5.00%       11/25/39             311,944
          97,000     Series 2009-92, Class DB.....................................      5.00%       11/25/39             115,429
         754,528     Series 2009-103, Class PZ....................................      6.00%       12/25/39           1,063,888


Page 14                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        257,996     Series 2009-106, Class SN, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (e).................................................      6.14%       01/25/40    $         43,565
         260,263     Series 2009-109, Class PZ....................................      4.50%       01/25/40             303,213
          78,296     Series 2009-115, Class HZ....................................      5.00%       01/25/40              85,160
       1,365,646     Series 2009-397, Class 2, IO, STRIPS.........................      5.00%       09/25/39             228,292
         299,299     Series 2009-398, Class C13, IO, STRIPS.......................      4.00%       06/25/24              11,730
       1,350,000     Series 2010-2, Class LC......................................      5.00%       02/25/40           1,578,089
         187,296     Series 2010-3, Class DZ......................................      4.50%       02/25/40             221,711
         212,573     Series 2010-21, Class KO, PO.................................       (c)        03/25/40             198,885
         500,000     Series 2010-35, Class EP.....................................      5.50%       04/25/40             612,306
         451,524     Series 2010-35, Class SJ, 1 Mo. LIBOR (x) -3.33 +
                        17.67% (e)................................................     17.31%       04/25/40             603,734
         400,000     Series 2010-38, Class KC.....................................      4.50%       04/25/40             451,671
         446,070     Series 2010-45, Class WB.....................................      5.00%       05/25/40             506,244
          38,814     Series 2010-49, Class SC, 1 Mo. LIBOR (x) -2 + 12.66% (e)....     12.45%       03/25/40              49,336
         452,444     Series 2010-68, Class BI, IO.................................      5.50%       07/25/50             104,022
          45,716     Series 2010-75, Class MT (d).................................      2.05%       12/25/39              47,043
         374,513     Series 2010-110, Class KI, IO................................      5.50%       10/25/25              13,879
         170,698     Series 2010-115, Class PO, PO................................       (c)        04/25/40             161,643
         310,970     Series 2010-129, Class SM, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................      5.89%       11/25/40              35,353
       2,821,000     Series 2010-142, Class DL....................................      4.00%       12/25/40           3,222,897
       2,204,193     Series 2010-147, Class KS, IO, 1 Mo. LIBOR (x) -1 +
                        5.95% (e).................................................      5.84%       01/25/41             241,974
         288,201     Series 2011-9, Class AZ......................................      5.00%       05/25/40             321,420
       1,507,000     Series 2011-10, Class AY.....................................      6.00%       02/25/41           2,002,709
         168,856     Series 2011-30, Class LS, IO (f).............................      1.96%       04/25/41              11,245
         124,040     Series 2011-30, Class ZB.....................................      5.00%       04/25/41             144,368
         170,916     Series 2011-47, Class AI, IO (b).............................      5.50%       01/25/40                 155
         478,222     Series 2011-52, Class GB.....................................      5.00%       06/25/41             547,443
          87,296     Series 2011-60, Class OA, PO.................................       (c)        08/25/39              79,621
       2,135,389     Series 2011-73, Class PI, IO.................................      4.50%       05/25/41             141,968
         302,756     Series 2011-74, Class TQ, IO, 1 Mo. LIBOR (x) -6.43 +
                        55.93%, 4.50% Cap (e).....................................      4.50%       12/25/33              36,373
           5,868     Series 2011-75, Class BL.....................................      3.50%       08/25/21               5,873
          17,529     Series 2011-86, Class DI, IO (b).............................      3.50%       09/25/21                  54
       1,936,430     Series 2011-87, Class YI, IO.................................      5.00%       09/25/41             355,426
       3,388,100     Series 2011-101, Class EI, IO................................      3.50%       10/25/26             149,249
         750,000     Series 2011-105, Class MB....................................      4.00%       10/25/41             834,668
       1,679,284     Series 2011-111, Class PZ....................................      4.50%       11/25/41           2,035,745
           3,388     Series 2011-113, Class GA....................................      2.00%       11/25/21               3,396
         226,289     Series 2011-118, Class IC, IO (b)............................      3.50%       11/25/21                 836
       6,395,573     Series 2011-123, Class JS, IO, 1 Mo. LIBOR (x) -1 +
                        6.65% (e).................................................      6.54%       03/25/41             971,371
      12,507,890     Series 2011-123, Class ZP....................................      4.50%       12/25/41          14,359,265
         194,509     Series 2011-137, Class AI, IO (b)............................      3.00%       01/25/22                 999
         330,634     Series 2011-145, Class IO, IO................................      3.00%       01/25/22               1,911
          83,278     Series 2012-8, Class TI, IO (b)..............................      3.00%       10/25/21                 302
      12,978,336     Series 2012-15, Class PZ.....................................      4.00%       03/25/42          14,487,232
       1,340,741     Series 2012-28, Class PT.....................................      4.00%       03/25/42           1,482,412
         776,952     Series 2012-39, Class PB.....................................      4.25%       04/25/42             899,050


                        See Notes to Financial Statements                Page 15


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        191,951     Series 2012-52, Class BZ.....................................      4.00%       05/25/42    $        203,107
         641,619     Series 2012-53, Class CI, IO.................................      3.00%       05/25/22               5,920
         878,277     Series 2012-65, Class IO, IO.................................      5.50%       07/25/40             159,435
         223,453     Series 2012-66, Class DI, IO.................................      3.50%       06/25/27              13,836
       5,925,850     Series 2012-101, Class AI, IO................................      3.00%       06/25/27             258,635
       5,336,598     Series 2012-103, Class HI, IO................................      3.00%       09/25/27             283,002
         323,227     Series 2012-111, Class B.....................................      7.00%       10/25/42             391,098
       2,156,527     Series 2012-118, Class DI, IO................................      3.50%       01/25/40              83,494
         231,395     Series 2012-118, Class IB, IO................................      3.50%       11/25/42              35,955
      12,499,075     Series 2012-122, Class SD, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (e).................................................      5.99%       11/25/42           2,331,615
         435,138     Series 2012-133, Class KO, PO................................       (c)        12/25/42             265,044
         594,646     Series 2012-138, Class MA....................................      1.00%       12/25/42             586,057
       1,780,380     Series 2012-146, Class QA....................................      1.00%       01/25/43           1,739,262
         393,991     Series 2012-409, Class 49, IO, STRIPS (f)....................      3.50%       11/25/41              52,841
         506,709     Series 2012-409, Class 53, IO, STRIPS (f)....................      3.50%       04/25/42              69,312
       1,425,113     Series 2012-409, Class C17, IO, STRIPS.......................      4.00%       11/25/41             239,083
         690,000     Series 2013-10, Class HQ.....................................      2.50%       02/25/43             604,479
         596,905     Series 2013-13, Class IK, IO.................................      2.50%       03/25/28              29,041
         105,552     Series 2013-22, Class TS, 1 Mo. LIBOR (x) -1.50 +
                        6.08% (e).................................................      5.90%       03/25/43             101,675
          48,534     Series 2013-23, Class ZB.....................................      3.00%       03/25/43              39,818
      13,768,246     Series 2013-33, Class UZ.....................................      3.50%       04/25/43          15,071,380
         750,000     Series 2013-41, Class DB.....................................      3.00%       05/25/43             779,397
       1,580,326     Series 2013-43, Class IX, IO.................................      4.00%       05/25/43             318,620
         512,801     Series 2013-51, Class PI, IO.................................      3.00%       11/25/32              48,412
         655,445     Series 2013-52, Class MD.....................................      1.25%       06/25/43             657,569
       7,041,865     Series 2013-54, Class LI, IO.................................      7.00%       11/25/34           1,442,836
         847,478     Series 2013-55, Class AI, IO.................................      3.00%       06/25/33              88,729
       5,001,284     Series 2013-67, Class IL, IO.................................      6.50%       07/25/43           1,013,527
         126,453     Series 2013-70, Class JZ.....................................      3.00%       07/25/43             133,919
         177,555     Series 2013-75, Class FC, 1 Mo. LIBOR + 0.25% (a)............      0.36%       07/25/42             178,090
          75,214     Series 2013-94, Class CA.....................................      3.50%       08/25/38              75,410
          30,671     Series 2013-103, Class IO, IO (b)............................      3.50%       03/25/38                 130
         379,979     Series 2013-105, Class BN....................................      4.00%       05/25/43             422,569
         238,435     Series 2013-105, Class KO, PO................................       (c)        10/25/43             227,670
         195,852     Series 2013-106, Class KN....................................      3.00%       10/25/43             203,885
         336,752     Series 2013-128, Class PO, PO................................       (c)        12/25/43             297,430
       1,003,000     Series 2013-130, Class QY....................................      4.50%       06/25/41           1,173,838
       2,989,074     Series 2013-417, Class C21, IO, STRIPS.......................      4.00%       12/25/42             553,102
       5,794,207     Series 2013-418, Class C1, IO, STRIPS........................      3.50%       08/25/43             811,850
         150,545     Series 2014-29, Class GI, IO.................................      3.00%       05/25/29               9,006
       4,806,251     Series 2014-44, Class NI, IO.................................      4.50%       08/25/29             241,097
         630,153     Series 2014-46, Class KA (f).................................      7.44%       08/25/44             778,735
         200,389     Series 2014-68, Class GI, IO.................................      4.50%       10/25/43              20,541
         567,007     Series 2014-82, Class GZ.....................................      4.00%       12/25/44             649,775
       1,152,993     Series 2014-84, Class LI, IO.................................      3.50%       12/25/26              51,835
         875,000     Series 2015-16, Class MY.....................................      3.50%       04/25/45             978,213
       8,000,000     Series 2015-19, Class JB.....................................      3.50%       04/25/45           8,838,582
         171,965     Series 2015-38, Class GI, IO.................................      3.00%       09/25/43               8,285
      14,238,747     Series 2015-40, Class AI, IO.................................      6.00%       05/25/37           2,789,795


Page 16                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$      1,191,230     Series 2015-76, Class BI, IO.................................      4.00%       10/25/39    $         76,079
      10,785,026     Series 2015-80, Class HZ.....................................      3.50%       11/25/45          11,614,076
         182,771     Series 2015-93, Class KI, IO.................................      3.00%       09/25/44              12,277
       4,061,172     Series 2015-97, Class AI, IO.................................      4.00%       09/25/41             192,251
       5,434,998     Series 2016-2, Class EZ......................................      2.50%       02/25/46           5,521,752
      24,511,022     Series 2016-40, Class MS, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................      5.89%       07/25/46           5,571,809
      11,840,549     Series 2016-44, Class Z......................................      3.50%       07/25/46          12,690,270
      10,538,480     Series 2016-62, Class SB, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (e).................................................      5.99%       09/25/46           1,863,329
       1,102,912     Series 2016-71, Class NI, IO.................................      3.50%       04/25/46             142,200
       5,548,478     Series 2016-73, Class PI, IO.................................      3.00%       08/25/46             695,546
         488,085     Series 2016-74, Class HI, IO.................................      3.50%       10/25/46              77,248
         447,962     Series 2016-84, Class DF, 1 Mo. LIBOR + 0.42% (a)............      0.54%       11/25/46             448,054
       1,162,916     Series 2016-87, Class AF, 1 Mo. LIBOR + 0.40% (a)............      0.52%       11/25/46           1,160,277
      12,190,495     Series 2017-18, Class AS, IO, 1 Mo. LIBOR (x) -1 +
                        6.05% (e).................................................      5.94%       03/25/47           2,726,533
         597,364     Series 2017-46, Class BY.....................................      3.00%       06/25/47             624,598
       8,740,622     Series 2017-49, Class ZJ.....................................      4.00%       07/25/57          10,160,745
      11,723,494     Series 2017-50, Class BZ.....................................      3.00%       07/25/47          12,655,034
      22,769,555     Series 2017-54, Class IG, IO.................................      4.00%       07/25/47           3,279,169
       9,792,320     Series 2017-65, Class SA, IO, 1 Mo. LIBOR (x) -1 + 5.90%,
                        5.00% Cap (e).............................................      5.00%       09/25/47           1,639,688
       3,853,607     Series 2017-84, Class ZK.....................................      3.50%       10/25/57           4,430,950
       5,313,995     Series 2017-87, Class GI, IO.................................      4.00%       06/25/44             847,944
       2,038,267     Series 2017-87, Class ZA.....................................      4.00%       11/25/57           2,349,806
       2,465,444     Series 2018-17, Class Z......................................      3.50%       03/25/48           2,780,332
      29,311,138     Series 2018-76, Class ZL.....................................      4.00%       10/25/58          33,470,904
      12,557,063     Series 2018-86, Class DL.....................................      3.50%       12/25/48          13,519,500
       4,767,522     Series 2018-92, Class DA.....................................      3.50%       11/25/46           4,905,674
       3,957,386     Series 2018-92, Class DB.....................................      3.50%       01/25/49           4,255,307
       5,804,256     Series 2018-94, Class AZ.....................................      4.00%       01/25/49           6,357,971
      14,849,991     Series 2019-8, Class DY......................................      3.50%       03/25/49          15,791,848
      18,690,413     Series 2019-12, Class HY.....................................      3.50%       04/25/59          20,775,882
       7,816,751     Series 2019-17, Class GZ.....................................      4.00%       11/25/56           9,119,247
      13,844,501     Series 2019-21, Class BL.....................................      4.00%       05/25/59          16,111,236
      19,260,978     Series 2019-26, Class GA.....................................      3.50%       06/25/49          20,516,258
       9,414,566     Series 2019-27, Class HA.....................................      3.00%       06/25/49           9,848,468
      12,213,112     Series 2019-29, Class HT.....................................      3.00%       06/25/49          13,013,362
      12,770,025     Series 2019-34, Class JA.....................................      3.00%       07/25/49          13,462,972
      22,677,094     Series 2019-34, Class LA.....................................      3.00%       07/25/49          24,135,422
       9,298,369     Series 2019-37, Class A......................................      3.00%       07/25/49           9,790,825
      20,884,990     Series 2019-41, Class SN, IO, 1 Mo. LIBOR (x) -1 +
                        6.05% (e).................................................      5.94%       08/25/49           3,795,951
       7,805,000     Series 2019-45, Class BU.....................................      3.00%       08/25/49           8,436,709
      21,143,689     Series 2019-57, Class JA.....................................      2.50%       10/25/49          21,930,279
      11,897,950     Series 2019-59, Class PT.....................................      2.50%       10/25/49          12,357,111
      20,777,607     Series 2019-66, Class C......................................      3.00%       11/25/49          21,764,275
      46,726,779     Series 2019-68, Class KP.....................................      2.50%       11/25/49          49,289,313
      33,207,995     Series 2019-70, Class WA, PO.................................       (c)        11/25/42          30,193,221
      23,839,665     Series 2020-1, Class LA......................................      4.00%       02/25/60          28,313,259


                        See Notes to Financial Statements                Page 17


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
$     28,794,735     Series 2020-9, Class SJ, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................      5.89%       02/25/50    $      6,438,569
      11,969,763     Series 2020-20, Class KI, IO.................................      4.00%       03/25/50           4,650,297
      48,509,975     Series 2020-34, Class AI, IO.................................      3.50%       06/25/35           4,686,607
      17,798,080     Series 2020-37, Class QI, IO.................................      4.50%       06/25/50           3,213,564
       2,781,159     Series 2020-44, Class QZ.....................................      1.00%       07/25/50           2,671,366
       2,922,460     Series 2020-44, Class ZQ.....................................      0.75%       07/25/50           2,796,101
       6,896,242     Series 2020-66, Class IC, IO.................................      6.00%       10/25/47           1,394,600
      57,771,769     Series 2020-74, Class IQ, IO.................................      6.00%       10/25/50          12,177,515
      49,753,832     Series 2020-77, Class DI, IO.................................      4.00%       11/25/35           6,096,073
      21,542,994     Series 2020-93, Class NI, IO.................................      3.00%       01/25/51           2,337,094
      21,066,066     Series 2021-1, Class IB, IO..................................      3.50%       02/25/61           4,407,126
      25,828,472     Series 2021-11, Class YI, IO.................................      3.00%       11/25/50           3,494,778
       6,057,747     Series 2021-18, Class GZ.....................................      3.00%       06/25/50           6,032,181
                  Government National Mortgage Association
          26,873     Series 2001-60, Class PZ.....................................      6.00%       12/20/31              26,875
         179,743     Series 2002-72, Class ZB.....................................      6.00%       10/20/32             179,857
         261,626     Series 2002-75, Class PJ.....................................      5.50%       11/20/32             263,150
         227,081     Series 2003-4, Class MZ......................................      5.50%       01/20/33             244,255
         413,515     Series 2003-18, Class PG.....................................      5.50%       03/20/33             446,185
       1,404,076     Series 2003-35, Class TZ.....................................      5.75%       04/16/33           1,474,142
         199,299     Series 2003-42, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.60% (e).................................................      6.48%       07/16/31                 875
         884,268     Series 2003-42, Class SH, IO, 1 Mo. LIBOR (x) -1 +
                        6.55% (e).................................................      6.43%       05/20/33               3,160
         119,185     Series 2003-62, Class MZ.....................................      5.50%       07/20/33             137,794
         242,535     Series 2003-84, Class Z......................................      5.50%       10/20/33             273,343
         133,698     Series 2004-37, Class B......................................      6.00%       04/17/34             151,633
         504,378     Series 2004-49, Class MZ.....................................      6.00%       06/20/34             595,665
          55,456     Series 2004-68, Class ZC.....................................      6.00%       08/20/34              62,977
          66,891     Series 2004-71, Class ST, 1 Mo. LIBOR (x) -6.25 + 44.50%,
                        7.00% Cap (e).............................................      7.00%       09/20/34              72,716
         115,564     Series 2004-83, Class AK, 1 Mo. LIBOR (x) -3 +
                        16.49% (e)................................................     16.14%       10/16/34             144,275
         518,005     Series 2004-88, Class SM, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (e).................................................      5.98%       10/16/34              62,555
          46,707     Series 2004-92, Class AK, 1 Mo. LIBOR (x) -3 +
                        16.50% (e)................................................     16.15%       11/16/34              62,402
       1,588,528     Series 2004-92, Class BZ.....................................      5.50%       11/16/34           1,815,486
         225,911     Series 2004-105, Class JZ....................................      5.00%       12/20/34             253,223
         243,323     Series 2004-105, Class KA....................................      5.00%       12/16/34             264,610
         224,973     Series 2005-3, Class JZ......................................      5.00%       01/16/35             240,381
         224,973     Series 2005-3, Class KZ......................................      5.00%       01/16/35             249,740
          22,513     Series 2005-7, Class AJ, 1 Mo. LIBOR (x) -4 + 22.00% (e).....     21.54%       02/16/35              33,300
          75,998     Series 2005-7, Class KA, 1 Mo. LIBOR (x) -2.81 +
                        18.95% (e)................................................     18.62%       12/17/34              82,697
         253,752     Series 2005-7, Class MA, 1 Mo. LIBOR (x) -2.81 +
                        18.95% (e)................................................     18.62%       12/17/34             301,226
         182,386     Series 2005-33, Class AY.....................................      5.50%       04/16/35             204,259
         161,464     Series 2005-41, Class PA.....................................      4.00%       05/20/35             175,808
         356,205     Series 2005-44, Class IO, IO.................................      5.50%       07/20/35              41,043


Page 18                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$      3,174,803     Series 2005-78, Class ZA.....................................      5.00%       10/16/35    $      3,559,751
         280,044     Series 2005-93, Class PO, PO.................................       (c)        06/20/35             270,837
         529,331     Series 2006-17, Class TW.....................................      6.00%       04/20/36             609,699
         500,000     Series 2006-38, Class OH.....................................      6.50%       08/20/36             594,340
         180,670     Series 2006-61, Class ZA.....................................      5.00%       11/20/36             202,031
         421,067     Series 2007-16, Class OZ.....................................      6.00%       04/20/37             501,807
         162,271     Series 2007-27, Class SD, IO, 1 Mo. LIBOR (x) -1 +
                        6.20% (e).................................................      6.08%       05/20/37              24,752
         135,435     Series 2007-41, Class OL, PO.................................       (c)        07/20/37             129,226
         246,813     Series 2007-42, Class SB, IO, 1 Mo. LIBOR (x) -1 +
                        6.75% (e).................................................      6.63%       07/20/37              39,848
         124,571     Series 2007-68, Class NA.....................................      5.00%       11/20/37             137,132
         779,038     Series 2007-71, Class ZD.....................................      6.00%       11/20/37             873,034
         149,657     Series 2007-81, Class FZ, 1 Mo. LIBOR + 0.35% (a)............      0.47%       12/20/37             150,461
         111,402     Series 2008-16, Class PO, PO.................................       (c)        02/20/38             102,338
           5,471     Series 2008-20, Class PO, PO.................................       (c)        09/20/37               5,455
           1,861     Series 2008-29, Class PO, PO.................................       (c)        02/17/33               1,860
         120,150     Series 2008-33, Class XS, IO, 1 Mo. LIBOR (x) -1 +
                        7.70% (e).................................................      7.58%       04/16/38              19,552
         659,992     Series 2008-47, Class ML.....................................      5.25%       06/16/38             751,919
         187,500     Series 2008-54, Class PE.....................................      5.00%       06/20/38             215,050
         535,710     Series 2008-71, Class JI, IO.................................      6.00%       04/20/38              56,899
          75,528     Series 2009-10, Class PA.....................................      4.50%       12/20/38              78,507
         148,263     Series 2009-14, Class KI, IO.................................      6.50%       03/20/39              27,034
          48,649     Series 2009-14, Class KS, IO, 1 Mo. LIBOR (x) -1 +
                        6.30% (e).................................................      6.18%       03/20/39               6,678
         114,619     Series 2009-25, Class SE, IO, 1 Mo. LIBOR (x) -1 +
                        7.60% (e).................................................      7.48%       09/20/38              18,382
       2,562,549     Series 2009-29, Class PC.....................................      7.00%       05/20/39           3,225,131
         384,943     Series 2009-32, Class SZ.....................................      5.50%       05/16/39             464,031
         417,668     Series 2009-42, Class BI, IO.................................      6.00%       06/20/39              52,416
       3,732,521     Series 2009-57, Class VB.....................................      5.00%       06/16/39           4,295,763
         809,835     Series 2009-61, Class OW, PO.................................       (c)        11/16/35             763,434
         253,309     Series 2009-61, Class PZ.....................................      7.50%       08/20/39             345,355
      11,841,769     Series 2009-61, Class WQ, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (e).................................................      6.13%       11/16/35           2,066,936
       1,005,122     Series 2009-69, Class ZB.....................................      6.00%       08/20/39           1,126,981
         964,248     Series 2009-72, Class SM, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (e).................................................      6.13%       08/16/39             146,550
         455,000     Series 2009-75, Class JN.....................................      5.50%       09/16/39             544,396
         577,791     Series 2009-78, Class KZ.....................................      5.50%       09/16/39             708,687
         136,015     Series 2009-79, Class OK, PO.................................       (c)        11/16/37             128,244
         135,951     Series 2009-81, Class TZ.....................................      5.50%       09/20/39             165,363
         995,676     Series 2009-87, Class EI, IO.................................      5.50%       08/20/39             101,737
          69,000     Series 2009-94, Class AL.....................................      5.00%       10/20/39              80,592
         275,039     Series 2009-106, Class DZ....................................      5.50%       11/20/39             334,716
       5,261,705     Series 2009-106, Class SL, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (e).................................................      5.98%       04/20/36             873,326
          46,775     Series 2009-106, Class WZ....................................      5.50%       11/16/39              57,487
         732,000     Series 2009-126, Class LB....................................      5.00%       12/20/39             873,940
          38,879     Series 2010-4, Class WA......................................      3.00%       01/16/40              41,001


                        See Notes to Financial Statements                Page 19


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$          3,430     Series 2010-7, Class BC......................................      4.00%       09/16/24    $          3,430
          13,640     Series 2010-11, Class HE.....................................      4.00%       04/20/39              13,694
       1,378,712     Series 2010-14, Class BV, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (e).................................................      6.13%       02/16/40             193,358
         369,608     Series 2010-42, Class CO, PO.................................       (c)        06/16/39             367,427
       2,297,050     Series 2010-46, Class FC, 1 Mo. LIBOR + 0.80% (a)............      0.92%       03/20/35           2,330,523
         852,287     Series 2010-59, Class ZD.....................................      6.50%       05/20/40           1,148,535
       1,544,791     Series 2010-85, Class SL, IO, 1 Mo. LIBOR (x) -1 +
                        6.60% (e).................................................      6.48%       07/20/37             179,344
          87,000     Series 2010-116, Class BM....................................      4.50%       09/16/40             103,149
       2,102,189     Series 2010-116, Class JB....................................      5.00%       06/16/40           2,291,544
         902,373     Series 2010-157, Class OP, PO................................       (c)        12/20/40             822,344
         227,204     Series 2010-166, Class DI, IO................................      4.50%       02/20/39              12,594
         145,088     Series 2011-4, Class PZ......................................      5.00%       01/20/41             170,743
         402,282     Series 2011-19, Class MI, IO.................................      5.00%       06/16/40               6,728
         771,202     Series 2011-35, Class BP.....................................      4.50%       03/16/41             884,088
         311,231     Series 2011-48, Class LI, IO.................................      5.50%       01/16/41              48,698
       7,977,212     Series 2011-61, Class WS, IO, 1 Mo. LIBOR (x) -1 +
                        6.47% (e).................................................      6.35%       02/20/38           1,475,653
          75,720     Series 2011-63, Class BI, IO.................................      6.00%       02/20/38               6,327
         799,638     Series 2011-71, Class ZC.....................................      5.50%       07/16/34             897,083
       2,079,103     Series 2011-81, Class IC, IO, 1 Mo. LIBOR (x) -1 + 6.72%,
                        0.62% Cap (e).............................................      0.62%       07/20/35              32,049
         608,526     Series 2011-112, Class IP, IO (b)............................      0.50%       08/16/26                   1
         239,265     Series 2011-129, Class CL....................................      5.00%       03/20/41             270,158
           8,313     Series 2011-136, Class GB....................................      2.50%       05/20/40               8,495
         208,413     Series 2011-137, Class WA (f)................................      5.58%       07/20/40             244,161
         300,437     Series 2011-146, Class EI, IO................................      5.00%       11/16/41              57,272
          56,465     Series 2011-151, Class TB, IO, 1 Mo. LIBOR (x) -70 +
                        465.50%, 3.50% Cap (e)....................................      3.50%       04/20/41               4,333
       1,076,380     Series 2012-10, Class LI, IO.................................      3.50%       07/20/40              19,890
       2,954,743     Series 2012-18, Class IA, IO, 1 Mo. LIBOR (x) -1 + 6.68%,
                        0.58% Cap (e).............................................      0.58%       07/20/39              31,734
       1,331,453     Series 2012-48, Class MI, IO.................................      5.00%       04/16/42             245,676
      10,758,384     Series 2012-84, Class QS, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (e).................................................      5.98%       07/16/42           1,657,117
       6,711,842     Series 2012-84, Class SJ, 1 Mo. LIBOR (x) -0.57 +
                        2.51% (e).................................................      2.45%       07/16/42           5,739,377
         251,623     Series 2012-108, Class KB....................................      2.75%       09/16/42             264,447
         129,422     Series 2012-143, Class IB, IO................................      3.50%       12/20/39               1,104
       6,260,245     Series 2012-143, Class TI, IO................................      3.00%       12/16/27             398,468
       2,242,253     Series 2012-149, Class PC (f)................................      6.34%       12/20/42           2,653,642
      18,528,201     Series 2013-4, Class IC, IO..................................      4.00%       09/20/42           3,881,069
         104,565     Series 2013-5, Class IA, IO..................................      3.50%       10/16/42              13,058
         962,967     Series 2013-10, Class DI, IO.................................      3.50%       09/20/42             137,727
         238,691     Series 2013-20, Class KI, IO.................................      5.00%       01/20/43              28,200
       2,223,000     Series 2013-20, Class QM.....................................      2.63%       02/16/43           2,241,206
       1,944,891     Series 2013-22, Class IO, IO.................................      3.00%       02/20/43             255,918
       5,162,994     Series 2013-23, Class IP, IO.................................      3.50%       08/20/42             767,610
       2,680,218     Series 2013-53, Class OI, IO.................................      3.50%       04/20/43             281,333
       2,369,424     Series 2013-69, Class AI, IO.................................      3.50%       05/20/43             329,535


Page 20                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$        276,258     Series 2013-69, Class PI, IO.................................      5.00%       05/20/43    $         32,225
         953,680     Series 2013-70, Class PM.....................................      2.50%       05/20/43             947,984
       4,629,000     Series 2013-91, Class PB.....................................      3.50%       09/20/42           4,868,922
       1,240,819     Series 2013-130, Class WS, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (e).................................................      5.98%       09/20/43             262,734
       4,809,923     Series 2013-170, Class IG, IO................................      5.50%       11/16/43             547,936
         688,000     Series 2013-183, Class PB....................................      4.50%       12/20/43             775,024
       3,840,491     Series 2014-6, Class IJ, IO..................................      4.50%       06/16/43             247,035
      17,404,539     Series 2014-30, Class EA (f).................................      1.81%       02/16/44          17,864,679
       5,174,997     Series 2014-43, Class Z......................................      4.00%       03/20/44           6,121,638
       3,813,170     Series 2014-44, Class IC, IO.................................      3.00%       04/20/28             241,236
       9,198,622     Series 2014-44, Class ID, IO (d) (f).........................      0.34%       03/16/44              88,197
          36,750     Series 2014-91, Class JI, IO.................................      4.50%       01/20/40               2,158
         553,507     Series 2014-94, Class Z......................................      4.50%       01/20/44             681,491
       4,353,132     Series 2014-99, Class HI, IO.................................      4.50%       06/20/44             628,282
       5,500,452     Series 2014-115, Class QI, IO................................      3.00%       03/20/29             244,095
       3,782,461     Series 2014-116, Class SB, IO, 1 Mo. LIBOR (x) -1 +
                        5.60% (e).................................................      5.48%       08/20/44             743,324
       2,365,104     Series 2014-118, Class TV, IO, 1 Mo. LIBOR (x) -1 +
                        6.25% (e).................................................      6.13%       05/20/44             417,593
       6,956,525     Series 2015-3, Class ZD......................................      4.00%       01/20/45           8,191,088
      13,789,656     Series 2015-40, Class IO, IO.................................      4.00%       03/20/45           2,245,996
       7,190,650     Series 2015-66, Class LI, IO.................................      5.00%       05/16/45             801,916
          49,567     Series 2015-95, Class IK, IO (f).............................      1.37%       05/16/37                 963
      14,331,056     Series 2015-99, Class EI, IO.................................      5.50%       07/16/45           2,749,030
       9,593,455     Series 2015-119, Class TI, IO................................      3.50%       05/20/41             204,676
      12,244,285     Series 2015-124, Class DI, IO................................      3.50%       01/20/38             717,499
         350,962     Series 2015-137, Class WA (d) (f)............................      5.53%       01/20/38             412,106
         725,529     Series 2015-138, Class MI, IO................................      4.50%       08/20/44              85,950
         155,527     Series 2015-151, Class KW (f)................................      5.64%       04/20/34             171,395
       3,546,778     Series 2015-162, Class ZG....................................      4.00%       11/20/45           4,285,552
       5,464,982     Series 2015-168, Class GI, IO................................      5.50%       02/16/33             787,830
         186,789     Series 2016-16, Class KZ.....................................      3.00%       02/16/46             189,451
         271,800     Series 2016-55, Class PB (f).................................      5.86%       03/20/31             296,258
       1,376,216     Series 2016-69, Class WI, IO.................................      4.50%       05/20/46             327,958
       3,864,755     Series 2016-75, Class SA, IO, 1 Mo. LIBOR (x) -1 +
                        6.00% (e).................................................      5.88%       05/20/40             655,276
         857,301     Series 2016-78, Class UI, IO.................................      4.00%       06/20/46              93,524
       4,193,226     Series 2016-89, Class HI, IO.................................      3.50%       07/20/46             701,040
         465,147     Series 2016-99, Class JA (f).................................      5.52%       11/20/45             542,921
         978,211     Series 2016-109, Class ZM....................................      3.50%       08/20/36           1,063,599
       9,295,322     Series 2016-111, Class PI, IO................................      3.50%       06/20/45             924,542
       1,035,654     Series 2016-118, Class GI, IO................................      4.50%       02/16/40             146,905
      10,997,700     Series 2016-120, Class AS, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (e).................................................      5.98%       09/20/46           2,899,082
         464,000     Series 2016-141, Class PC....................................      5.00%       10/20/46             571,752
         314,693     Series 2016-145, Class LZ....................................      3.00%       10/20/46             303,671
         931,717     Series 2016-154, Class WF, 1 Mo. LIBOR + 0.40% (a)...........      0.52%       11/20/45             930,935
      11,404,434     Series 2016-156, Class ZM....................................      3.50%       11/20/46          11,598,430
         303,000     Series 2016-160, Class LE....................................      2.50%       11/20/46             296,106
         277,631     Series 2016-167, Class KI, IO................................      6.00%       12/16/46              46,529


                        See Notes to Financial Statements                Page 21


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$      3,033,637     Series 2017-12, Class SD, IO, 1 Mo. LIBOR (x) -1 +
                        6.10% (e).................................................      5.98%       01/20/47    $        627,517
         897,607     Series 2017-17, Class KZ.....................................      4.50%       02/20/47           1,102,129
       5,800,081     Series 2017-32, Class DI, IO.................................      5.50%       05/20/35           1,133,263
       3,402,633     Series 2017-32, Class IB, IO.................................      5.00%       02/16/47             415,918
       5,867,104     Series 2017-33, Class PZ.....................................      3.00%       02/20/47           6,234,284
       6,261,835     Series 2017-56, Class BI, IO.................................      6.00%       04/16/47           1,151,574
      12,538,450     Series 2017-57, Class IO, IO.................................      5.00%       04/20/47           2,335,543
      22,175,784     Series 2017-104, Class LT....................................      3.00%       07/20/47          23,956,872
       4,422,484     Series 2017-113, Class IE, IO................................      5.50%       07/20/47             696,986
       7,897,021     Series 2017-117, Class ZN....................................      3.00%       08/20/47           8,651,471
      12,001,684     Series 2017-122, Class CZ....................................      3.00%       08/20/47          13,135,946
       5,807,298     Series 2017-123, Class IO, IO................................      5.00%       08/16/47           1,272,831
       6,893,420     Series 2017-130, Class LS, IO, 1 Mo. LIBOR (x) -1 +
                        6.20% (e).................................................      6.08%       08/16/47           1,156,329
       6,916,302     Series 2017-133, Class JI, IO................................      7.00%       06/20/41           1,200,592
      11,201,170     Series 2017-134, Class AZ....................................      3.00%       09/20/47          12,230,572
       7,093,082     Series 2017-177, Class DI, IO................................      4.50%       11/16/47           1,262,008
      15,510,450     Series 2017-179, Class IN, IO................................      5.00%       07/20/44           4,225,349
       5,281,732     Series 2017-186, Class TI, IO, 1 Mo. LIBOR (x) -1 + 6.50%,
                        0.50% Cap (e).............................................      0.50%       05/20/40              61,824
         881,483     Series 2018-44, Class Z......................................      2.50%       09/20/47             855,126
       3,217,810     Series 2018-53, Class VA.....................................      3.50%       07/20/29           3,474,542
       5,175,212     Series 2018-78, Class EZ.....................................      3.00%       04/20/48           5,405,845
       7,149,501     Series 2018-79, Class IO, IO.................................      5.00%       06/20/48           1,118,522
           5,484     Series 2018-89, Class A......................................      3.50%       06/20/39               5,485
      12,609,482     Series 2018-97, Class DZ.....................................      3.50%       07/20/48          14,225,893
       8,784,919     Series 2018-131, Class IA, IO................................      5.00%       04/20/44           1,104,913
      10,000,000     Series 2018-134, Class KB....................................      3.50%       10/20/48          10,664,223
      10,556,000     Series 2018-155, Class KD....................................      4.00%       11/20/48          11,505,008
      10,908,217     Series 2018-160, Class GY....................................      4.50%       11/20/48          11,719,231
       4,818,799     Series 2019-6, Class EI, IO..................................      5.00%       09/20/39             651,925
      12,160,066     Series 2019-15, Class MZ.....................................      4.50%       02/20/49          13,272,559
      12,488,006     Series 2019-18, Class TP.....................................      3.50%       02/20/49          13,499,496
       1,547,712     Series 2019-27, Class DI, IO.................................      5.50%       01/20/40             249,767
       3,349,950     Series 2019-35, Class BZ.....................................      3.50%       03/20/49           3,960,187
       5,282,388     Series 2019-45, Class ZB.....................................      3.50%       04/20/49           6,089,129
      25,700,785     Series 2020-31, Class IO, IO.................................      6.50%       03/20/50           4,335,411
      18,901,799     Series 2020-62, Class IA, IO.................................      5.50%       05/20/50           3,870,228
       3,000,000     Series 2020-62, Class IC, IO.................................      2.50%       01/20/50             790,025
      14,014,801     Series 2020-62, Class WI, IO.................................      2.50%       08/20/49           3,839,345
       7,097,422     Series 2020-84, Class IM, IO.................................      2.50%       05/20/50           1,871,247
      19,759,118     Series 2020-84, Class IO, IO.................................      2.50%       04/20/50           5,763,099
      36,849,161     Series 2020-104, Class AI, IO................................      3.00%       07/20/50           5,303,637
      31,846,398     Series 2020-129, Class IO, IO................................      2.50%       09/20/50           3,987,481
     102,760,236     Series 2020-129, Class IU, IO................................      2.50%       09/20/50          13,228,849
      21,474,539     Series 2020-144, Class IK, IO................................      2.50%       09/20/50           2,791,413
      66,370,765     Series 2020-146, Class CI, IO................................      2.50%       10/20/50           8,009,093
      49,904,099     Series 2020-162, Class NI, IO................................      2.50%       10/20/50           6,455,729
      67,448,864     Series 2020-173, Class MI, IO................................      2.50%       11/20/50           9,191,142
      24,776,120     Series 2020-189, Class IV, IO................................      3.00%       12/20/50           3,455,744


Page 22                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
$    130,655,591     Series 2021-7, Class KI, IO..................................      2.50%       01/20/51    $     17,008,288
      28,371,148     Series 2021-8, Class DI, IO..................................      3.50%       01/20/51           4,236,927
      18,709,706     Series 2021-15, Class JI, IO.................................      2.50%       01/20/51           2,245,404
     117,512,368     Series 2021-24, Class XI, IO.................................      2.00%       02/20/51          14,217,962
      54,462,042     Series 2021-27, Class IO, IO.................................      2.50%       02/20/51           8,316,120
      41,623,435     Series 2021-27, Class PI, IO.................................      2.00%       02/20/51           4,542,178
      38,629,485     Series 2021-32, Class AI, IO.................................      2.00%       02/20/51           4,590,133
                  Vendee Mortgage Trust
       2,529,604     Series 2003-2, Class Z.......................................      5.00%       05/15/33           2,856,030
           1,167     Series 2010-1, Class DA......................................      4.25%       02/15/35               1,165
       8,228,557     Series 2010-1, Class DZ......................................      4.25%       04/15/40           8,831,070
      13,476,684     Series 2011-1, Class DZ......................................      3.75%       09/15/46          14,131,022
      25,086,535     Series 2011-2, Class DZ......................................      3.75%       10/15/41          26,746,220
                                                                                                                ----------------
                                                                                                                   1,890,961,291
                                                                                                                ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 9.4%
                  Federal Home Loan Mortgage Corporation Multiclass Certificates
      50,000,000     Series 2020-RR06, Class BX, IO (f)...........................      1.84%       05/27/33           7,642,424
      37,600,000     Series 2020-RR09, Class AX, IO (f) (h) (i)...................      2.63%       11/27/28           6,750,328
      47,500,000     Series 2020-RR09, Class BX, IO (f) (h) (i)...................      2.20%       02/27/29           7,410,950
      96,907,000     Series 2020-RR10, Class X, IO (f)............................      2.01%       12/27/27          10,613,095
     112,919,000     Series 2020-RR11, Class AX, IO (f)...........................      2.84%       01/27/29          20,414,028
     112,345,000     Series 2021-RR15, Class X, IO (d) (h)........................      1.56%       10/27/34          17,624,122
                  Federal Home Loan Mortgage Corporation Multifamily
                    Structured Pass Through Certificates
      85,767,505     Series 2011-K016, Class X1, IO (d)...........................      1.64%       10/25/21              57,473
      57,392,782     Series 2012-K019, Class X1, IO (d)...........................      1.72%       03/25/22             425,372
      63,108,256     Series 2012-K020, Class X1, IO (d)...........................      1.47%       05/25/22             677,770
     120,171,638     Series 2013-K030, Class X1, IO (d)...........................      0.28%       04/25/23             350,312
      77,144,572     Series 2014-K036, Class X1, IO (d)...........................      0.86%       10/25/23           1,218,252
      91,381,374     Series 2015-K721, Class X1, IO (d)...........................      0.41%       08/25/22             301,686
     239,596,525     Series 2016-KIR1, Class X, IO (d)............................      1.20%       03/25/26          10,504,966
       4,310,000     Series 2017-K153, Class A3...................................      3.12%       10/25/31           4,772,411
      11,000,000     Series 2018-K156, Class A3...................................      3.70%       06/25/33          12,753,427
     189,269,481     Series 2018-K156, Class X1, IO (d)...........................      0.21%       06/25/33           1,993,784
       5,500,000     Series 2018-K158, Class A3...................................      3.90%       10/25/33           6,493,601
     352,423,192     Series 2018-K158, Class X1, IO (d)...........................      0.21%       10/25/33           4,206,241
      40,568,008     Series 2019-K094, Class X1, IO (d)...........................      1.02%       06/25/29           2,591,732
      57,921,930     Series 2019-K099, Class X1, IO (d)...........................      1.01%       09/25/29           3,783,750
      57,790,000     Series 2019-K099, Class XAM, IO (d)..........................      1.26%       09/25/29           5,087,358
      69,827,780     Series 2019-K101, Class X1, IO (f)...........................      0.95%       10/25/29           4,355,878
      64,993,000     Series 2019-K102, Class XAM, IO (f)..........................      1.21%       10/25/29           5,494,069
      59,029,000     Series 2019-K103, Class XAM, IO (d)..........................      1.01%       11/25/29           4,206,430
     104,133,812     Series 2019-K734, Class X1, IO (d)...........................      0.79%       02/25/26           2,809,874
      68,018,000     Series 2019-K734, Class XAM, IO (d)..........................      0.56%       02/25/26           1,401,120
      42,654,346     Series 2019-K735, Class X1, IO (d)...........................      1.09%       05/25/26           1,864,421
      58,269,035     Series 2019-K736, Class X1, IO (d)...........................      1.44%       07/25/26           3,358,551
      28,648,914     Series 2019-K1510, Class X1, IO (d)..........................      0.64%       01/25/34           1,396,924
     158,681,423     Series 2019-K1512, Class X1, IO (d)..........................      1.05%       04/25/34          13,926,659
      57,054,969     Series 2019-K1513, Class X1, IO (d)..........................      0.99%       08/25/34           4,810,995
     152,761,204     Series 2019-K1514, Class X1, IO (d)..........................      0.70%       10/25/34           9,454,421


                        See Notes to Financial Statements                Page 23


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation Multifamily
                    Structured Pass Through Certificates (Continued)
$     18,674,000     Series 2020-K109, Class XAM, IO (d)..........................      1.92%       04/25/30    $      2,715,739
     106,975,561     Series 2020-K110, Class X1, IO (d)...........................      1.81%       04/25/30          13,745,600
      75,261,419     Series 2020-K112, Class X1, IO (d)...........................      1.54%       05/25/30           8,496,231
      29,090,000     Series 2020-K112, Class XAM, IO (d)..........................      1.77%       05/25/30           3,958,070
      82,019,000     Series 2020-K113, Class XAM, IO (d)..........................      1.69%       06/25/30          10,752,732
      34,000,000     Series 2020-K114, Class XAM, IO (d)..........................      1.44%       06/25/30           3,766,078
      45,150,029     Series 2020-K115, Class X1, IO (d)...........................      1.43%       06/25/30           4,740,825
      55,537,412     Series 2020-K115, Class XAM, IO (d)..........................      1.65%       07/25/30           7,109,733
      16,486,266     Series 2020-K116, Class X1, IO (d)...........................      1.53%       07/25/30           1,830,579
      55,500,000     Series 2020-K116, Class XAM, IO (d)..........................      1.70%       08/25/30           7,440,086
      63,500,000     Series 2020-K117, Class XAM, IO (d)..........................      1.53%       09/25/30           7,667,676
      34,956,473     Series 2020-K118, Class X1, IO (d)...........................      1.05%       09/25/30           2,722,550
      37,051,661     Series 2020-K118, Class XAM, IO (d)..........................      1.26%       09/25/30           3,701,928
      51,000,000     Series 2020-K119, Class XAM, IO (d)..........................      1.23%       10/25/30           4,923,316
      75,535,017     Series 2020-K120, Class XAM, IO (d)..........................      1.31%       10/25/30           7,834,009
      21,236,000     Series 2020-K121, Class XAM, IO (d)..........................      1.29%       11/25/30           2,187,805
      53,573,681     Series 2020-K122, Class X1, IO (d)...........................      0.97%       11/25/30           3,850,748
      35,210,000     Series 2020-K122, Class XAM, IO (d)..........................      1.17%       11/25/30           3,280,882
      75,880,030     Series 2020-K737, Class X1, IO (f)...........................      0.75%       10/25/26           2,335,246
      38,559,000     Series 2020-K738, Class XAM, IO (f)..........................      1.48%       03/25/27           2,909,940
     136,044,691     Series 2020-K739, Class X1, IO (d)...........................      1.39%       09/25/27           9,386,648
      40,072,531     Series 2020-K739, Class XAM, IO (d)..........................      1.71%       09/25/27           3,776,876
      33,000,000     Series 2020-K740, Class XAM (d)..............................      1.20%       10/25/27           2,227,002
      76,925,338     Series 2020-K1515, Class X1, IO (d)..........................      1.64%       02/25/35          12,076,117
      52,251,646     Series 2020-K1516, Class X1, IO (d)..........................      1.63%       05/25/35           8,671,061
      64,463,259     Series 2020-K1517, Class X1, IO (d)..........................      1.45%       07/25/35           9,405,654
      52,985,502     Series 2020-KG04, Class X1, IO (d)...........................      0.94%       11/25/30           3,630,106
      49,625,000     Series 2021-K123, Class XAM, IO (a)..........................      1.07%       12/25/30           4,230,278
      26,688,000     Series 2021-K124, Class XAM, IO (d)..........................      1.03%       01/25/31           2,189,323
      41,267,000     Series 2021-K125, Class XAM, IO (d)..........................      0.87%       02/25/31           2,874,907
      33,900,000     Series 2021-K128, Class XAM, IO (d)..........................      0.74%       03/25/31           2,276,649
     107,703,000     Series 2021-K741, Class XAM, IO (d)..........................      1.03%       12/25/27           6,377,633
     150,000,000     Series 2021-K1520, Class X1, IO (d)..........................      0.47%       02/25/36           8,046,255
     142,000,000     Series 2021-KG05, Class X1, IO (d)...........................      0.40%       01/25/31           3,909,601
                  FREMF Mortgage Trust
       3,000,000     Series 2011-K15, Class B (d) (j).............................      5.14%       08/25/44           3,020,244
       3,260,829     Series 2015-K721, Class B (d) (j)............................      3.67%       11/25/47           3,379,712
                  Government National Mortgage Association
       3,400,807     Series 2011-31, Class Z (f)..................................      3.80%       09/16/52           3,610,715
      18,200,079     Series 2012-120, Class Z (f).................................      2.51%       01/16/55          17,665,985
      12,798,624     Series 2012-125, Class Z (f).................................      2.34%       05/16/53          11,625,510
         532,000     Series 2013-57, Class D (f)..................................      2.35%       06/16/46             536,975
         100,000     Series 2013-74, Class AG (d).................................      2.80%       12/16/53              99,324
          12,634     Series 2013-194, Class AE (f)................................      2.75%       11/16/44              13,091
      23,000,000     Series 2014-153, Class D (f).................................      3.00%       04/16/56          23,670,685
      15,590,204     Series 2015-30, Class DZ.....................................      2.95%       05/16/55          15,742,988
      36,214,200     Series 2015-30, Class IO, IO (f).............................      0.83%       07/16/56           1,472,466
       9,770,692     Series 2015-70, Class IO, IO (f).............................      0.67%       12/16/49             294,205
      36,496,062     Series 2015-107, Class IO, IO (f)............................      0.67%       03/16/57           1,033,408
       5,108,238     Series 2015-125, Class VA (f)................................      2.70%       05/16/35           5,304,620


Page 24                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$     30,629,907     Series 2016-2, Class IO, IO (f)..............................      0.75%       04/16/57    $      1,204,402
       2,500,000     Series 2016-7, Class B.......................................      2.80%       07/16/57           2,583,614
      21,074,115     Series 2016-11, Class IO, IO (f).............................      0.86%       01/16/56           1,049,272
      16,616,019     Series 2016-26, Class IO, IO (f).............................      0.78%       02/16/58             703,472
      67,710,082     Series 2016-28, Class IO, IO (f).............................      0.85%       12/16/57           3,328,452
      48,524,596     Series 2016-34, Class IO, IO (f).............................      0.96%       01/16/58           2,622,604
      44,086,750     Series 2016-35, Class IO, IO (f).............................      0.80%       03/16/58           2,096,964
      17,194,176     Series 2016-36, Class IO, IO (f).............................      0.79%       08/16/57             734,643
      30,312,797     Series 2016-50, Class IO, IO (f).............................      0.90%       08/16/57           1,287,375
      27,704,440     Series 2016-52, Class IO, IO (f).............................      0.82%       03/16/58           1,296,266
      89,949,912     Series 2016-64, Class IO, IO (f).............................      0.93%       12/16/57           4,411,998
       4,279,236     Series 2016-110, Class VA....................................      2.10%       01/16/38           4,212,634
      24,873,706     Series 2016-113, Class IO, IO (f)............................      1.15%       02/16/58           1,619,602
      16,757,560     Series 2016-127, Class IO, IO (f)............................      0.89%       05/16/58             937,919
     157,281,192     Series 2016-131, Class IO, IO (f)............................      0.85%       08/16/58           8,594,709
      85,832,591     Series 2016-133, Class IO, IO (f)............................      0.93%       12/16/57           3,995,353
      62,914,493     Series 2016-143, Class IO, IO................................      0.88%       10/16/56           3,544,917
      30,853,413     Series 2016-152, Class IO, IO (d)............................      0.80%       08/15/58           1,682,511
      52,079,590     Series 2016-158, Class IO, IO (f)............................      0.79%       06/16/58           2,555,504
     102,814,337     Series 2016-166, Class IO, IO (f)............................      1.02%       04/16/58           6,187,130
      68,736,396     Series 2017-7, Class IO, IO (f)..............................      0.76%       12/16/58           3,572,395
       3,068,384     Series 2017-23, Class Z......................................      2.50%       05/16/59           2,943,590
       3,992,414     Series 2017-35, Class Z (f)..................................      2.50%       05/16/59           3,812,779
       4,405,906     Series 2017-44, Class B......................................      2.60%       04/17/50           4,405,247
       7,020,000     Series 2017-76, Class B......................................      2.60%       12/16/56           6,880,623
       7,390,000     Series 2017-90, Class B......................................      2.75%       12/16/57           7,486,829
       4,780,000     Series 2017-106, Class AE....................................      2.60%       12/16/56           4,837,672
      81,282,313     Series 2017-126, Class IO, IO (d) (f)........................      0.77%       08/16/59           4,812,579
       2,068,126     Series 2017-145, Class B.....................................      2.70%       10/16/51           2,077,987
       2,533,338     Series 2017-146, Class Z.....................................      2.60%       09/16/57           2,478,304
      18,101,870     Series 2018-2, Class IO, IO (f)..............................      0.73%       12/16/59             981,386
       4,174,600     Series 2018-4, Class Z.......................................      2.50%       10/16/59           3,979,197
      16,695,224     Series 2018-123, Class Z.....................................      2.50%       06/16/60          14,801,736
       9,182,473     Series 2018-150, Class Z.....................................      3.20%       02/16/60           9,011,424
      23,878,016     Series 2018-170, Class Z.....................................      2.50%       11/16/60          23,281,173
      17,641,420     Series 2019-7, Class Z.......................................      2.50%       01/16/61          16,961,706
       1,805,480     Series 2019-104, Class Z.....................................      2.80%       05/16/61           1,738,584
       2,347,829     Series 2019-113, Class Z.....................................      3.00%       06/16/61           2,083,440
       1,549,723     Series 2019-122, Class Z.....................................      3.00%       07/16/61           1,491,341
       4,690,293     Series 2019-139, Class Z (f).................................      2.90%       11/16/61           4,394,495
       5,190,817     Series 2020-12, Class Z (f)..................................      3.00%       11/16/61           4,998,873
      10,200,000     Series 2020-143, Class B.....................................      2.00%       03/16/62           9,298,994
       6,700,000     Series 2020-161, Class B.....................................      2.00%       08/16/62           5,736,159
       8,562,746     Series 2020-169, Class Z.....................................      1.83%       06/16/62           6,449,556
                                                                                                                ----------------
                                                                                                                     654,435,645
                                                                                                                ----------------
                  PASS-THROUGH SECURITIES -- 45.4%
                  Federal Home Loan Mortgage Corporation
       1,930,225     Pool 760043, 5 Yr. Constant Maturity Treasury Rate +
                        1.39% (a).................................................      2.95%       12/01/48           2,017,594


                        See Notes to Financial Statements                Page 25


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$      5,705,508     Pool 840359, 12 Mo. LIBOR + 1.64% (a)........................      2.34%       06/01/46    $      5,960,207
         106,218     Pool A19763..................................................      5.00%       04/01/34             119,725
          51,917     Pool A47333..................................................      5.00%       10/01/35              60,122
         457,238     Pool A47828..................................................      3.50%       08/01/35             490,229
         254,278     Pool A47829..................................................      4.00%       08/01/35             279,719
         231,842     Pool A47937..................................................      5.50%       08/01/35             268,882
          83,979     Pool A48972..................................................      5.50%       05/01/36              96,794
          82,120     Pool A54675..................................................      5.50%       01/01/36              95,680
         184,522     Pool A65324..................................................      5.50%       09/01/37             209,501
          58,911     Pool A86143..................................................      5.00%       05/01/39              68,232
          20,328     Pool A90319..................................................      5.00%       12/01/39              23,545
         297,520     Pool A92197..................................................      5.00%       05/01/40             344,598
           8,132     Pool A93093..................................................      4.50%       07/01/40               9,190
          12,398     Pool A93891..................................................      4.00%       09/01/40              13,773
          14,585     Pool A94729..................................................      4.00%       11/01/40              16,047
          62,513     Pool A94843..................................................      4.00%       11/01/40              69,442
         250,665     Pool A95441..................................................      4.00%       12/01/40             278,199
          25,892     Pool A95653..................................................      4.00%       12/01/40              28,762
          40,974     Pool A95728..................................................      4.00%       12/01/40              45,516
          52,072     Pool A96380..................................................      4.00%       01/01/41              57,526
         126,583     Pool A97294..................................................      4.00%       02/01/41             139,147
         738,602     Pool B70791..................................................      4.00%       06/01/39             807,329
           4,308     Pool C01310..................................................      6.50%       03/01/32               4,998
          12,997     Pool C01574..................................................      5.00%       06/01/33              14,968
          15,187     Pool C03458..................................................      5.00%       02/01/40              17,590
          50,701     Pool C03949..................................................      3.50%       05/01/42              55,564
         120,857     Pool C04269..................................................      3.00%       10/01/42             129,295
         231,191     Pool C91167..................................................      5.00%       04/01/28             256,155
         161,132     Pool C91353..................................................      3.50%       01/01/31             172,328
         351,691     Pool C91366..................................................      4.50%       04/01/31             388,520
          22,912     Pool C91482..................................................      3.50%       07/01/32              24,643
          21,426     Pool E02883..................................................      4.00%       04/01/26              22,910
          21,016     Pool G01443..................................................      6.50%       08/01/32              24,137
          50,496     Pool G01737..................................................      5.00%       12/01/34              58,454
          27,760     Pool G01840..................................................      5.00%       07/01/35              32,132
         320,522     Pool G02017..................................................      5.00%       12/01/35             371,150
          59,165     Pool G03072..................................................      5.00%       11/01/36              68,429
         326,118     Pool G04593..................................................      5.50%       01/01/37             379,677
          30,483     Pool G04632..................................................      5.00%       11/01/36              35,256
         141,828     Pool G04814..................................................      5.50%       10/01/38             165,835
          53,432     Pool G04913..................................................      5.00%       03/01/38              61,870
          30,313     Pool G05173..................................................      4.50%       11/01/31              33,439
         460,767     Pool G05275..................................................      5.50%       02/01/39             538,348
          89,603     Pool G05449..................................................      4.50%       05/01/39             101,258
         344,323     Pool G05792..................................................      4.50%       02/01/40             389,116
         289,033     Pool G05927..................................................      4.50%       07/01/40             326,655
          20,562     Pool G06252..................................................      4.00%       02/01/41              22,708
         405,125     Pool G06359..................................................      4.00%       02/01/41             449,523
          63,222     Pool G06501..................................................      4.00%       04/01/41              70,124
         251,626     Pool G06583..................................................      5.00%       06/01/41             290,988
         122,110     Pool G06687..................................................      5.00%       07/01/41             141,201


Page 26                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$         68,343     Pool G06739..................................................      4.50%       09/01/41    $         77,235
         387,447     Pool G07025..................................................      5.00%       02/01/42             448,048
         596,113     Pool G07100..................................................      5.50%       07/01/40             696,382
          12,401     Pool G07219..................................................      5.00%       10/01/41              14,285
          65,162     Pool G07266..................................................      4.00%       12/01/42              72,296
         427,525     Pool G07329..................................................      4.00%       01/01/43             474,439
         477,048     Pool G07683..................................................      4.00%       03/01/44             529,370
         383,751     Pool G07806..................................................      5.00%       06/01/41             438,136
           2,455     Pool G08113..................................................      6.50%       02/01/36               2,762
       1,931,317     Pool G08854..................................................      5.00%       12/01/48           2,145,628
           4,314     Pool G12312..................................................      6.00%       09/01/21               4,328
           2,609     Pool G12797..................................................      6.50%       02/01/22               2,618
          25,552     Pool G12959..................................................      6.50%       10/01/22              26,112
           1,223     Pool G12978..................................................      5.50%       12/01/22               1,252
               9     Pool G13581..................................................      5.50%       11/01/21                   9
          25,807     Pool G13623..................................................      4.50%       08/01/24              27,138
          24,797     Pool G13625..................................................      5.50%       01/01/24              25,697
          57,640     Pool G13733..................................................      5.00%       11/01/24              61,079
          51,145     Pool G14088..................................................      4.00%       02/01/26              54,582
          67,112     Pool G14106..................................................      6.00%       10/01/24              69,715
          19,097     Pool G14167..................................................      5.50%       07/01/23              19,700
          19,622     Pool G14233..................................................      6.00%       01/01/24              19,776
         549,312     Pool G14348..................................................      4.00%       10/01/26             586,482
          21,072     Pool G14376..................................................      4.00%       09/01/25              22,471
          27,350     Pool G14676..................................................      4.50%       09/01/26              28,753
          98,179     Pool G14995..................................................      5.50%       12/01/24             100,477
          26,121     Pool G15019..................................................      4.50%       07/01/26              27,394
          26,966     Pool G15039..................................................      4.50%       09/01/26              28,496
          28,250     Pool G15725..................................................      4.50%       09/01/26              29,822
           3,056     Pool G15821..................................................      5.00%       07/01/25               3,210
         123,468     Pool G15949..................................................      4.00%       01/01/29             131,761
          47,754     Pool G15957..................................................      5.50%       12/01/24              48,896
         154,349     Pool G18264..................................................      5.00%       07/01/23             162,157
         151,794     Pool G18287..................................................      5.50%       12/01/23             159,431
          48,528     Pool G18306..................................................      4.50%       04/01/24              50,971
          12,318     Pool G60020..................................................      4.50%       12/01/43              13,914
         570,409     Pool G60114..................................................      5.50%       06/01/41             663,500
         874,188     Pool G60168..................................................      4.50%       07/01/45             973,163
         298,868     Pool G60194..................................................      3.50%       08/01/45             325,841
         286,092     Pool G60737..................................................      4.50%       08/01/42             324,185
         806,493     Pool G60762..................................................      5.00%       07/01/41             932,490
         312,195     Pool G60808..................................................      3.00%       10/01/46             331,458
       3,275,189     Pool G60921..................................................      4.50%       02/01/47           3,607,561
      12,177,899     Pool G60940..................................................      4.00%       09/01/46          13,426,912
       4,481,017     Pool G61160..................................................      4.50%       11/01/45           5,017,997
           9,007     Pool H09034..................................................      5.50%       05/01/37              10,050
             446     Pool J03523..................................................      5.00%       09/01/21                 469
          12,230     Pool J05364..................................................      6.00%       08/01/22              12,346
         126,271     Pool J09465..................................................      4.00%       04/01/24             134,664
          55,377     Pool J09504..................................................      4.00%       04/01/24              59,052
          17,576     Pool J09798..................................................      4.00%       05/01/24              18,748


                        See Notes to Financial Statements                Page 27


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$         37,385     Pool J10623..................................................      4.00%       09/01/24    $         39,866
         489,913     Pool J10827..................................................      4.50%       10/01/24             516,474
         221,088     Pool N70075..................................................      5.00%       01/01/35             241,988
         362,552     Pool N70081..................................................      5.50%       07/01/38             405,710
          41,805     Pool O20138..................................................      5.00%       11/01/30              45,727
         678,978     Pool Q00841..................................................      4.50%       05/01/41             757,833
          86,010     Pool Q03139..................................................      4.00%       09/01/41              95,462
          33,749     Pool Q04031..................................................      4.00%       10/01/41              37,653
          26,297     Pool Q04905..................................................      4.00%       12/01/41              29,338
          43,644     Pool Q05035..................................................      4.00%       12/01/41              48,437
          46,653     Pool Q05173..................................................      4.00%       12/01/41              52,049
          36,143     Pool Q05181..................................................      4.00%       12/01/41              40,323
          26,936     Pool Q05445..................................................      4.00%       01/01/42              30,052
          77,506     Pool Q07189..................................................      4.00%       04/01/42              85,219
          28,061     Pool Q07479..................................................      3.50%       04/01/42              30,580
         105,513     Pool Q11791..................................................      3.50%       10/01/42             114,980
          75,126     Pool Q11836..................................................      3.50%       10/01/42              82,332
         519,736     Pool Q14034..................................................      3.50%       12/01/42             572,611
       2,038,225     Pool Q43309..................................................      4.00%       09/01/46           2,272,881
       4,750,623     Pool Q45763..................................................      4.00%       01/01/47           5,242,908
       2,749,520     Pool Q50564..................................................      4.50%       09/01/47           3,013,562
       9,373,121     Pool Q53219..................................................      4.50%       12/01/47          10,452,752
       5,720,826     Pool Q53875..................................................      4.00%       01/01/48           6,265,098
         586,303     Pool Q54651..................................................      4.50%       03/01/48             655,826
       1,130,398     Pool Q55037..................................................      4.50%       04/01/48           1,273,398
       8,813,478     Pool Q55152..................................................      4.50%       04/01/48           9,735,260
       5,114,931     Pool Q55606..................................................      4.00%       04/01/48           5,635,546
       3,645,293     Pool Q56260..................................................      5.00%       05/01/48           4,121,753
       4,538,366     Pool Q58363..................................................      5.00%       09/01/48           5,029,503
       2,828,140     Pool Q58483..................................................      4.50%       09/01/48           3,085,849
       2,988,893     Pool Q61217..................................................      4.00%       01/01/49           3,260,804
      10,835,099     Pool Q63173..................................................      4.00%       04/01/49          11,720,288
       2,491,852     Pool QA1997..................................................      3.00%       08/01/49           2,614,427
      13,405,089     Pool QA2693..................................................      4.00%       09/01/49          14,899,469
       5,444,555     Pool QA3965..................................................      4.00%       10/01/49           5,971,229
       5,993,267     Pool QA4774..................................................      4.00%       11/01/49           6,580,508
      10,011,995     Pool QA5778..................................................      3.50%       01/01/50          10,718,150
         140,566     Pool QA6906..................................................      3.00%       02/01/50             148,916
      13,253,240     Pool QA7078..................................................      3.50%       01/01/50          14,245,817
         175,272     Pool QA7625..................................................      3.00%       03/01/50             183,864
         844,921     Pool QA9063..................................................      3.00%       04/01/50             887,307
         993,423     Pool QA9162..................................................      3.00%       05/01/50           1,042,327
       3,495,647     Pool QB4340..................................................      3.00%       10/01/50           3,696,391
       7,741,699     Pool QC0570..................................................      2.50%       04/01/51           8,064,275
      10,572,543     Pool QC0591..................................................      2.00%       04/01/51          10,706,274
       4,095,706     Pool QN2804..................................................      1.50%       07/01/35           4,147,964
         376,070     Pool QN3055..................................................      1.50%       08/01/35             380,869
      15,901,663     Pool RA1624..................................................      4.00%       08/01/49          17,524,309
      26,751,160     Pool RA2415..................................................      3.00%       04/01/50          28,100,190
       3,728,414     Pool RB5017..................................................      3.00%       11/01/39           3,909,539
       1,529,702     Pool RB5022..................................................      3.00%       11/01/39           1,602,043


Page 28                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal Home Loan Mortgage Corporation (Continued)
$        770,073     Pool RB5027..................................................      3.00%       01/01/40    $        808,835
       4,359,876     Pool RB5033..................................................      3.00%       02/01/40           4,574,840
         234,950     Pool RB5044..................................................      3.00%       04/01/40             246,433
         215,495     Pool SC0036..................................................      3.00%       06/01/38             226,444
       6,378,954     Pool SB0366..................................................      3.50%       02/01/34           6,880,333
      91,935,983     Pool SB0368..................................................      4.00%       03/01/34         101,295,025
     271,148,803     Pool SB0380..................................................      3.50%       02/01/34         294,439,376
       5,880,482     Pool SB8044..................................................      2.00%       05/01/35           6,076,815
      24,525,811     Pool SD0559..................................................      2.00%       03/01/51          24,850,604
         422,649     Pool U50165..................................................      4.00%       05/01/32             458,942
       2,841,827     Pool U59020..................................................      4.00%       06/01/35           3,086,127
       2,036,161     Pool U64762..................................................      4.50%       10/01/45           2,275,034
       7,764,321     Pool U69020..................................................      5.00%       07/01/44           8,794,526
       8,473,205     Pool U69040..................................................      4.00%       05/01/45           9,307,647
       4,740,978     Pool U69041..................................................      5.00%       11/01/43           5,388,675
      22,919,568     Pool U69055..................................................      4.50%       10/01/47          25,603,039
      12,126,009     Pool U69060..................................................      4.50%       06/01/47          13,546,795
       3,240,648     Pool U79023..................................................      3.50%       10/01/28           3,478,526
         144,896     Pool U80068..................................................      3.50%       10/01/32             157,403
          85,124     Pool U80212..................................................      3.50%       02/01/33              92,471
         113,490     Pool U90245..................................................      3.50%       10/01/42             124,937
          34,806     Pool U90291..................................................      4.00%       10/01/42              38,658
         477,163     Pool U90316..................................................      4.00%       10/01/42             525,074
         425,837     Pool U90490..................................................      4.00%       06/01/42             469,321
       1,273,998     Pool U90690..................................................      3.50%       06/01/42           1,398,097
          16,393     Pool U90932..................................................      3.00%       02/01/43              17,597
         126,307     Pool U90975..................................................      4.00%       06/01/42             139,421
         402,935     Pool U91254..................................................      4.00%       04/01/43             447,539
       1,366,256     Pool U91619..................................................      4.00%       06/01/43           1,518,481
          46,889     Pool U92272..................................................      4.50%       12/01/43              52,837
         660,457     Pool U92432..................................................      4.00%       02/01/44             734,149
          35,058     Pool U95137..................................................      4.00%       08/01/43              38,639
         135,140     Pool U99045..................................................      3.50%       03/01/43             148,771
         172,924     Pool U99084..................................................      4.50%       02/01/44             194,641
          73,307     Pool U99091..................................................      4.50%       03/01/44              81,887
         214,424     Pool U99096..................................................      4.50%       05/01/44             241,348
       2,698,401     Pool U99134..................................................      4.00%       01/01/46           2,998,057
       5,774,187     Pool U99184..................................................      4.00%       08/01/43           6,413,346
      12,249,930     Pool ZM4944..................................................      4.00%       11/01/47          13,512,302
       2,436,389     Pool ZM6088..................................................      4.50%       04/01/48           2,668,232
       1,817,120     Pool ZS2492..................................................      6.50%       04/01/35           2,174,408
      83,994,817     Pool ZT1989..................................................      3.50%       01/01/33          91,467,580
                  Federal National Mortgage Association
          56,327     Pool 190371..................................................      6.50%       07/01/36              65,505
          18,314     Pool 254636..................................................      5.00%       02/01/33              20,833
          33,003     Pool 255190..................................................      5.50%       05/01/34              38,393
          20,837     Pool 255984..................................................      4.50%       11/01/25              22,663
         129,419     Pool 256181..................................................      5.50%       03/01/36             143,755
         363,859     Pool 256576..................................................      5.50%       01/01/37             404,492
          19,250     Pool 256808..................................................      5.50%       07/01/37              20,846
          83,149     Pool 256936..................................................      6.00%       10/01/37              93,489


                        See Notes to Financial Statements                Page 29


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         66,605     Pool 545759..................................................      6.50%       07/01/32    $         77,319
          15,121     Pool 555851..................................................      6.50%       01/01/33              17,237
         277,511     Pool 683246..................................................      5.50%       02/01/33             324,059
         207,313     Pool 725014..................................................      5.50%       12/01/33             240,649
         310,422     Pool 734922..................................................      4.50%       09/01/33             346,700
         449,923     Pool 735415..................................................      6.50%       12/01/32             529,328
           4,143     Pool 745875..................................................      6.50%       09/01/36               4,898
          45,308     Pool 747097..................................................      6.00%       10/01/29              49,514
         420,172     Pool 788149..................................................      5.50%       05/01/33             486,960
         171,238     Pool 812741..................................................      5.50%       02/01/35             191,941
         307,289     Pool 827948..................................................      5.50%       05/01/35             348,219
         321,994     Pool 850000..................................................      5.50%       01/01/36             375,200
          66,813     Pool 871039..................................................      5.50%       02/01/37              75,602
       1,289,155     Pool 879015..................................................      4.00%       10/01/35           1,422,288
         151,819     Pool 888001..................................................      5.50%       10/01/36             177,536
         123,451     Pool 888163..................................................      7.00%       12/01/33             145,314
           7,399     Pool 888435..................................................      5.50%       06/01/22               7,503
         401,000     Pool 889610..................................................      5.50%       06/01/38             469,053
         310,405     Pool 889834..................................................      5.00%       12/01/35             358,724
          14,377     Pool 890149..................................................      6.50%       10/01/38              17,042
          28,977     Pool 890231..................................................      5.00%       07/01/25              30,471
          22,028     Pool 890314..................................................      5.50%       12/01/22              22,472
           7,862     Pool 890378..................................................      6.00%       05/01/24               8,169
         968,191     Pool 890556..................................................      4.50%       10/01/43           1,094,927
         239,454     Pool 890561..................................................      4.50%       01/01/27             251,323
         850,674     Pool 890736..................................................      5.00%       07/01/30             949,686
         196,023     Pool 905917..................................................      5.50%       01/01/37             229,195
          71,268     Pool 922386..................................................      5.50%       01/01/37              75,055
          13,747     Pool 930562..................................................      5.00%       02/01/39              15,916
         125,730     Pool 931808..................................................      5.50%       08/01/39             145,853
         189,065     Pool 953115..................................................      5.50%       11/01/38             212,080
          56,311     Pool 962556..................................................      5.00%       04/01/23              59,137
          25,693     Pool 973561..................................................      5.00%       03/01/23              26,978
          53,527     Pool 976871..................................................      6.50%       08/01/36              61,701
          51,182     Pool 995002..................................................      5.00%       07/01/37              58,789
          17,851     Pool 995097..................................................      6.50%       10/01/37              21,350
         103,752     Pool 995149..................................................      6.50%       10/01/38             121,346
          43,490     Pool 995228..................................................      6.50%       11/01/38              52,275
          72,037     Pool 995252..................................................      5.00%       12/01/23              75,646
          31,478     Pool 995259..................................................      6.50%       11/01/23              32,700
         151,410     Pool AA0916..................................................      5.00%       08/01/37             175,211
         114,186     Pool AA3303..................................................      5.50%       06/01/38             128,899
         566,599     Pool AB0460..................................................      5.50%       02/01/37             646,769
         203,893     Pool AB0731..................................................      4.00%       06/01/39             225,527
          56,324     Pool AB1953..................................................      4.00%       12/01/40              62,486
          48,308     Pool AB2092..................................................      4.00%       01/01/41              53,581
          29,253     Pool AB2133..................................................      4.00%       01/01/26              31,229
         356,770     Pool AB2265..................................................      4.00%       02/01/41             396,188
          22,440     Pool AB2467..................................................      4.50%       03/01/41              25,351
       1,134,957     Pool AB2506..................................................      5.00%       03/01/41           1,300,949
       1,330,756     Pool AB2959..................................................      4.50%       07/01/40           1,445,063


Page 30                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         97,433     Pool AB5174..................................................      3.50%       05/01/42    $        106,736
         110,227     Pool AB5919..................................................      3.00%       08/01/42             117,970
          56,563     Pool AB6632..................................................      3.50%       10/01/42              61,617
         232,915     Pool AB6671..................................................      3.00%       10/01/42             249,079
         296,397     Pool AB7765..................................................      3.00%       02/01/43             316,970
         190,674     Pool AB7859..................................................      3.50%       02/01/43             208,870
       1,451,669     Pool AB8289..................................................      4.50%       04/01/42           1,633,323
         547,093     Pool AB8676..................................................      3.50%       05/01/42             571,474
          84,945     Pool AB9382..................................................      4.00%       05/01/43              94,240
         763,928     Pool AB9551..................................................      3.00%       06/01/43             816,960
         199,948     Pool AB9615..................................................      4.00%       06/01/33             217,158
          52,163     Pool AB9959..................................................      4.00%       07/01/43              57,871
          32,564     Pool AC1232..................................................      5.00%       07/01/24              34,284
          82,317     Pool AC3236..................................................      5.00%       09/01/39              95,280
         234,182     Pool AC3267..................................................      5.50%       09/01/39             273,351
         127,381     Pool AD0889..................................................      6.00%       09/01/24             131,969
         452,387     Pool AD4317..................................................      4.00%       04/01/40             498,551
          14,235     Pool AD5222..................................................      4.50%       05/01/30              15,646
         102,304     Pool AD5583..................................................      5.00%       04/01/40             114,696
         118,337     Pool AD6369..................................................      4.50%       05/01/40             133,653
          65,353     Pool AD6938..................................................      4.50%       06/01/40              73,825
          73,275     Pool AD7137..................................................      5.50%       07/01/40              85,742
          25,183     Pool AD8526..................................................      4.50%       08/01/40              28,450
         254,176     Pool AE0137..................................................      4.50%       03/01/36             282,849
          20,684     Pool AE0383..................................................      4.50%       09/01/25              22,002
          84,396     Pool AE4476..................................................      4.00%       03/01/41              93,147
         119,469     Pool AE7005..................................................      4.00%       10/01/40             132,500
       3,937,404     Pool AE7733..................................................      5.00%       11/01/40           4,558,747
          28,209     Pool AE9284..................................................      4.00%       11/01/40              31,286
         511,779     Pool AE9959..................................................      5.00%       03/01/41             584,114
          15,389     Pool AH0057..................................................      4.50%       02/01/41              17,139
         347,793     Pool AH0943..................................................      4.00%       12/01/40             385,841
         330,621     Pool AH0979..................................................      3.50%       01/01/41             351,256
         237,930     Pool AH1089..................................................      4.00%       11/01/40             263,899
         118,110     Pool AH1141..................................................      4.50%       12/01/40             133,360
         102,377     Pool AH4404..................................................      4.00%       01/01/41             112,505
          74,937     Pool AH7204..................................................      4.00%       03/01/41              83,141
          39,636     Pool AI1190..................................................      4.50%       04/01/41              44,777
          56,385     Pool AI1969..................................................      4.50%       05/01/41              63,693
         308,796     Pool AI4268..................................................      5.00%       06/01/41             356,959
       8,372,238     Pool AI5614..................................................      5.00%       07/01/41           9,678,069
         177,197     Pool AI6093..................................................      4.50%       06/01/31             194,363
          61,152     Pool AI6503..................................................      5.00%       11/01/39              67,789
          28,935     Pool AI6581..................................................      4.50%       07/01/41              32,688
          23,741     Pool AI7800..................................................      4.50%       07/01/41              26,820
         126,710     Pool AI8779..................................................      4.00%       11/01/41             140,521
         376,945     Pool AI9114..................................................      4.00%       06/01/42             421,540
       1,972,645     Pool AI9124..................................................      4.00%       08/01/42           2,206,023
       1,042,122     Pool AI9158..................................................      6.50%       01/01/41           1,279,166
       1,441,394     Pool AJ2311..................................................      5.00%       10/01/41           1,631,112
          22,792     Pool AJ4756..................................................      4.00%       10/01/41              25,417


                        See Notes to Financial Statements                Page 31


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         30,158     Pool AJ5424..................................................      4.00%       11/01/41    $         33,631
          16,446     Pool AJ5736..................................................      4.00%       12/01/41              18,340
          21,437     Pool AJ6061..................................................      4.00%       12/01/41              23,906
          24,931     Pool AJ7538..................................................      4.00%       01/01/42              27,802
          30,619     Pool AJ8104..................................................      4.00%       12/01/41              34,145
          12,225     Pool AJ8203..................................................      4.50%       01/01/42              13,809
          24,035     Pool AJ8341..................................................      4.00%       12/01/41              26,803
          21,224     Pool AJ8369..................................................      4.00%       01/01/42              23,668
          35,577     Pool AJ8436..................................................      4.00%       12/01/41              39,675
          19,521     Pool AJ9162..................................................      4.00%       01/01/42              21,767
         743,470     Pool AJ9332..................................................      4.00%       01/01/42             831,895
          35,982     Pool AK0543..................................................      4.00%       01/01/42              40,126
         905,873     Pool AK0765..................................................      4.00%       03/01/42             993,314
          27,785     Pool AK1827..................................................      4.00%       01/01/42              30,983
         168,061     Pool AK4520..................................................      4.00%       03/01/42             186,373
         160,768     Pool AK5555..................................................      4.00%       04/01/42             178,254
          14,846     Pool AL0147..................................................      4.00%       04/01/41              16,486
         100,513     Pool AL0212..................................................      5.50%       02/01/38             116,863
         237,755     Pool AL0241..................................................      4.00%       04/01/41             263,739
          14,524     Pool AL0399..................................................      6.00%       08/01/24              14,965
           7,846     Pool AL0446..................................................      6.00%       05/01/24               8,061
          37,676     Pool AL0815..................................................      4.00%       09/01/41              42,015
          10,750     Pool AL1195..................................................      6.00%       09/01/23              11,109
         478,907     Pool AL1850..................................................      5.50%       07/01/40             556,862
          32,660     Pool AL1948..................................................      4.00%       01/01/42              36,234
          26,387     Pool AL1953..................................................      4.50%       01/01/27              27,688
          94,102     Pool AL2142..................................................      6.50%       09/01/38             110,473
         442,399     Pool AL2551..................................................      3.50%       10/01/42             484,647
          45,455     Pool AL2589..................................................      5.50%       05/01/25              46,388
          80,105     Pool AL2892..................................................      3.50%       12/01/42              87,690
         604,365     Pool AL3093..................................................      3.50%       02/01/43             662,039
          22,125     Pool AL3154..................................................      3.00%       02/01/43              23,680
       1,592,734     Pool AL4703..................................................      3.50%       12/01/28           1,688,582
       6,368,447     Pool AL4741..................................................      4.50%       01/01/44           7,165,530
          14,324     Pool AL4962..................................................      6.00%       05/01/24              14,869
         130,145     Pool AL5616..................................................      5.50%       09/01/41             151,974
         665,187     Pool AL5760..................................................      4.00%       09/01/43             734,407
         596,001     Pool AL5890..................................................      4.50%       03/01/43             681,941
         430,983     Pool AL6031..................................................      4.00%       10/01/44             478,059
           8,864     Pool AL6057..................................................      6.00%       08/01/24               8,942
          47,324     Pool AL6449..................................................      4.50%       01/01/27              49,816
       2,644,000     Pool AL6513..................................................      5.00%       07/01/44           2,992,286
         138,038     Pool AL6948..................................................      5.00%       09/01/25             145,038
          96,439     Pool AL7046..................................................      3.50%       06/01/45             105,094
       3,822,286     Pool AL7162, 12 Mo. LIBOR + 1.72% (a)........................      2.52%       09/01/42           4,039,683
         261,402     Pool AL7231..................................................      3.50%       08/01/45             284,584
         525,017     Pool AL7449..................................................      8.50%       12/01/37             642,713
         666,504     Pool AL7637..................................................      5.00%       01/01/42             731,675
       2,224,595     Pool AL7905..................................................      4.50%       03/01/34           2,469,443
         106,519     Pool AL8139..................................................      4.00%       02/01/32             114,315
       8,478,489     Pool AL8263..................................................      4.50%       02/01/44           9,539,726


Page 32                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         74,494     Pool AL8353..................................................      3.50%       08/01/44    $         81,581
       7,559,979     Pool AL8640, 12 Mo. LIBOR + 1.81% (a)........................      2.22%       12/01/41           8,005,305
       3,792,158     Pool AL8652..................................................      5.00%       07/01/44           4,390,619
         464,745     Pool AL9143..................................................      3.50%       09/01/36             505,781
         151,594     Pool AL9226..................................................      5.50%       12/01/41             178,766
       1,179,575     Pool AL9777..................................................      4.50%       01/01/47           1,301,655
       4,109,201     Pool AO3529..................................................      4.00%       06/01/42           4,534,033
       1,332,586     Pool AO5527..................................................      4.00%       07/01/42           1,479,494
       1,350,248     Pool AO8106..................................................      4.00%       08/01/42           1,499,113
         387,596     Pool AO8167..................................................      4.00%       09/01/42             426,339
         196,582     Pool AP1197..................................................      3.50%       09/01/42             216,078
         678,656     Pool AP2109..................................................      4.00%       08/01/32             738,420
          91,522     Pool AP5113..................................................      4.00%       09/01/42             101,539
         181,556     Pool AP7963..................................................      4.00%       09/01/42             199,554
       2,192,828     Pool AQ0411..................................................      3.50%       10/01/42           2,400,745
         868,710     Pool AQ0535..................................................      3.00%       11/01/42             928,990
         596,012     Pool AQ1534..................................................      3.50%       10/01/32             645,909
         751,990     Pool AQ1584..................................................      4.00%       11/01/42             837,333
         483,414     Pool AQ1607..................................................      3.50%       11/01/32             524,924
         398,636     Pool AQ3310..................................................      4.00%       11/01/42             442,703
       1,412,839     Pool AQ4086..................................................      4.00%       06/01/43           1,568,634
          57,874     Pool AQ9715..................................................      3.00%       01/01/43              62,082
         397,940     Pool AQ9999..................................................      3.00%       02/01/43             426,922
       1,604,578     Pool AR7582..................................................      3.50%       03/01/33           1,742,177
         260,285     Pool AR7961..................................................      3.50%       03/01/33             282,621
       3,454,492     Pool AS1719..................................................      5.00%       02/01/44           3,993,659
         495,519     Pool AS5236..................................................      4.00%       05/01/45             530,921
         779,979     Pool AS5515..................................................      3.50%       06/01/30             836,999
         284,806     Pool AS5635..................................................      3.00%       08/01/45             305,481
         627,178     Pool AS7211..................................................      3.00%       04/01/46             663,942
       1,506,991     Pool AS7537..................................................      3.00%       07/01/46           1,614,065
       6,556,500     Pool AS8548..................................................      3.50%       12/01/46           7,212,676
         986,816     Pool AS9244..................................................      4.50%       08/01/39           1,111,184
         368,587     Pool AS9990..................................................      4.50%       07/01/47             402,071
         134,525     Pool AS9994..................................................      4.50%       04/01/47             148,306
          89,876     Pool AT0332..................................................      3.00%       04/01/43              93,603
         623,818     Pool AT1747..................................................      3.00%       04/01/43             667,649
         559,951     Pool AT3892..................................................      3.00%       06/01/43             595,100
         263,688     Pool AT4180..................................................      3.50%       05/01/33             286,312
         108,189     Pool AT5915..................................................      4.00%       06/01/43             120,119
         656,885     Pool AT6303..................................................      4.00%       06/01/43             732,460
          39,182     Pool AT6306..................................................      4.00%       06/01/43              43,507
         129,972     Pool AU5787..................................................      4.50%       09/01/43             146,641
         649,994     Pool AU6278..................................................      5.00%       11/01/43             734,023
         153,412     Pool AY0013..................................................      4.50%       01/01/45             168,857
         589,063     Pool BA4113..................................................      3.00%       04/01/46             623,214
       1,391,867     Pool BD4509, 12 Mo. LIBOR + 1.67% (a)........................      2.31%       01/01/44           1,462,179
       1,607,485     Pool BD4533, 12 Mo. LIBOR + 1.66% (a)........................      2.62%       09/01/44           1,681,347
         206,249     Pool BD8660, 1 Yr. Constant Maturity Treasury Rate +
                        1.67% (a).................................................      2.49%       12/01/45             207,277
      13,420,056     Pool BE2973..................................................      4.00%       01/01/47          14,804,349


                        See Notes to Financial Statements                Page 33


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        457,653     Pool BE3631..................................................      4.50%       05/01/47    $        503,222
       2,096,477     Pool BH2633..................................................      5.00%       08/01/47           2,357,401
          20,520     Pool BH9428..................................................      4.50%       09/01/47              22,491
      12,001,735     Pool BJ1637..................................................      3.50%       11/01/47          13,019,106
          53,144     Pool BJ5781..................................................      4.50%       04/01/48              58,216
         241,709     Pool BJ6232..................................................      5.00%       04/01/48             269,012
          16,901     Pool BJ6234..................................................      5.00%       05/01/48              18,773
       1,014,060     Pool BJ9100..................................................      4.50%       02/01/48           1,148,354
         800,805     Pool BJ9111..................................................      4.50%       03/01/48             906,878
       1,455,416     Pool BJ9124..................................................      4.50%       04/01/48           1,648,168
         680,352     Pool BK0922..................................................      4.50%       07/01/48             743,940
         466,565     Pool BK4769..................................................      5.00%       08/01/48             519,171
         288,501     Pool BK4851..................................................      5.00%       05/01/48             321,688
       5,369,058     Pool BK8883..................................................      5.00%       09/01/48           6,087,124
       2,026,100     Pool BK9563..................................................      4.50%       12/01/48           2,220,251
       5,035,307     Pool BK9599..................................................      5.00%       08/01/48           5,592,650
         355,200     Pool BM1880..................................................      4.00%       02/01/45             392,007
         908,195     Pool BM3013, 12 Mo. LIBOR + 1.53% (a)........................      2.28%       07/01/44             937,213
      13,238,922     Pool BM3076..................................................      4.50%       07/01/47          14,782,837
       7,086,170     Pool BM3625..................................................      3.00%       03/01/48           7,535,647
      14,255,274     Pool BM3980, 12 Mo. LIBOR + 1.78% (a)........................      2.46%       02/01/43          15,097,203
      15,715,284     Pool BM4122..................................................      7.47%       01/01/40          18,932,739
       6,605,305     Pool BM4561..................................................      5.00%       09/01/48           7,491,902
       7,752,001     Pool BM4785..................................................      4.50%       10/01/38           8,708,118
      15,666,089     Pool BM5039..................................................      4.50%       12/01/48          17,235,302
      15,582,013     Pool BM5130..................................................      4.50%       08/01/47          17,426,431
      50,245,523     Pool BM5508..................................................      5.00%       02/01/49          56,310,403
      18,893,798     Pool BM5667..................................................      4.00%       12/01/48          20,862,530
       7,043,518     Pool BM5671..................................................      4.50%       01/01/49           8,065,161
      11,019,882     Pool BM6018..................................................      5.00%       05/01/49          11,781,874
       1,762,442     Pool BM6602..................................................      3.50%       02/01/48           1,852,017
         847,514     Pool BN1027..................................................      5.50%       03/01/49             974,714
      11,751,575     Pool BN1345..................................................      4.00%       09/01/48          12,684,209
      25,425,170     Pool BN3925..................................................      4.50%       01/01/49          28,554,370
       1,270,923     Pool BN4059..................................................      4.00%       12/01/48           1,362,312
       5,499,551     Pool BN4328..................................................      5.00%       01/01/49           6,116,798
       2,224,682     Pool BN5323..................................................      3.50%       03/01/49           2,366,816
       8,762,926     Pool BN6078..................................................      4.00%       06/01/49           9,415,609
       7,538,896     Pool BN8210..................................................      4.50%       07/01/49           8,391,768
       4,939,708     Pool BO1420..................................................      3.50%       09/01/49           5,255,316
      17,532,831     Pool BO2179..................................................      4.00%       09/01/49          19,487,211
      11,270,169     Pool BO2653..................................................      3.50%       07/01/49          12,058,384
       6,464,681     Pool BO3030..................................................      4.00%       10/01/49           7,109,104
       5,531,739     Pool BO5044..................................................      3.00%       09/01/49           5,817,334
       3,817,710     Pool BO5425..................................................      4.00%       10/01/49           4,194,025
       8,485,450     Pool BO5426..................................................      4.00%       10/01/49           9,235,457
       7,684,112     Pool BO5430..................................................      4.00%       10/01/49           8,377,764
       1,076,541     Pool BO7242..................................................      3.00%       01/01/50           1,128,760
      12,494,475     Pool BP1950..................................................      3.00%       04/01/50          13,402,212
         356,426     Pool BP2754..................................................      3.00%       04/01/50             373,820
       3,813,520     Pool BP4238..................................................      3.00%       04/01/50           4,005,622


Page 34                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$        822,076     Pool BP6504..................................................      1.50%       07/01/35    $        832,545
       2,436,037     Pool BP8797..................................................      3.00%       07/01/50           2,577,205
       7,535,025     Pool BQ3099..................................................      3.00%       10/01/50           7,984,774
      41,338,306     Pool BQ9451..................................................      2.00%       03/01/51          41,848,778
       8,070,179     Pool BR4537..................................................      2.00%       02/01/51           8,163,506
       9,991,280     Pool BR4569..................................................      2.00%       02/01/51          10,106,825
       8,621,680     Pool BR4728..................................................      2.50%       03/01/51           8,977,534
      22,694,156     Pool BR5559..................................................      2.00%       03/01/51          22,949,700
      12,472,589     Pool BR7216..................................................      2.00%       04/01/51          12,616,745
       8,376,576     Pool BR7233..................................................      2.00%       04/01/51           8,482,940
      34,134,484     Pool BR7241..................................................      2.00%       04/01/51          34,523,941
      17,570,383     Pool BR7258..................................................      2.00%       04/01/51          17,792,621
      12,971,660     Pool BR7265..................................................      2.50%       04/01/51          13,490,645
      17,068,586     Pool BR7266..................................................      2.50%       04/01/51          17,762,894
       8,034,501     Pool BR7272..................................................      2.00%       04/01/51           8,142,102
       6,784,303     Pool BR7726..................................................      2.50%       04/01/51           7,075,848
       5,480,748     Pool CA0843..................................................      3.00%       12/01/47           5,848,612
      11,415,967     Pool CA1576..................................................      5.00%       01/01/48          12,787,292
       9,522,339     Pool CA1902..................................................      4.50%       06/01/48          10,474,280
       6,315,578     Pool CA1917..................................................      5.00%       06/01/48           7,171,210
       2,623,523     Pool CA2520..................................................      4.00%       10/01/33           2,831,313
       5,210,054     Pool CA2947..................................................      4.00%       12/01/48           5,847,059
         460,537     Pool CA3684..................................................      4.50%       06/01/49             503,819
       5,745,222     Pool CA3938..................................................      3.00%       08/01/49           6,024,657
      27,682,109     Pool CA4175..................................................      4.00%       09/01/49          30,768,062
      16,842,865     Pool FM0050..................................................      5.50%       11/01/49          19,030,972
      56,259,314     Pool FM0085..................................................      4.00%       03/01/50          62,526,511
      82,531,524     Pool FM1194..................................................      4.50%       05/01/39          92,690,805
       2,601,640     Pool FM1284..................................................      3.50%       02/01/46           2,846,500
       2,500,691     Pool FM1285..................................................      4.00%       10/01/43           2,769,863
       5,794,785     Pool FM1286..................................................      4.50%       06/01/46           6,443,326
       2,408,129     Pool FM1287..................................................      5.00%       11/01/44           2,678,641
      55,767,678     Pool FM1725..................................................      2.50%       11/01/47          58,043,878
      12,948,583     Pool FM2001..................................................      5.00%       09/01/49          14,436,154
      18,991,870     Pool FM2329..................................................      5.00%       12/01/49          21,642,732
      18,110,494     Pool FM2397..................................................      4.50%       01/01/50          20,225,954
       7,129,537     Pool FM2450..................................................      3.50%       12/01/39           7,859,957
      99,866,615     Pool FM2500..................................................      2.50%       03/01/35         105,917,910
       5,283,465     Pool FM2853..................................................      5.00%       03/01/41           5,876,972
         415,514     Pool FM3129..................................................      3.00%       05/01/50             436,443
         418,838     Pool FM3529..................................................      3.00%       06/01/40             441,386
      14,216,494     Pool FM4819..................................................      4.00%       06/01/50          15,288,312
      14,624,604     Pool FM5575..................................................      3.50%       01/01/36          15,887,258
         122,909     Pool MA0096..................................................      4.50%       06/01/29             133,888
           2,705     Pool MA0293..................................................      4.50%       01/01/30               2,973
          42,634     Pool MA0295..................................................      5.00%       01/01/30              47,651
          40,007     Pool MA0353..................................................      4.50%       03/01/30              43,971
       1,066,274     Pool MA0443..................................................      5.00%       05/01/30           1,191,819
          28,532     Pool MA0444..................................................      5.00%       06/01/40              32,215
         283,552     Pool MA0575..................................................      4.50%       11/01/30             313,145
         177,557     Pool MA0633..................................................      5.00%       01/01/41             201,002


                        See Notes to Financial Statements                Page 35


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$          4,848     Pool MA0777..................................................      5.00%       06/01/31    $          5,504
         658,135     Pool MA1125..................................................      4.00%       07/01/42             725,051
       1,190,744     Pool MA1217..................................................      4.00%       10/01/42           1,311,808
          40,615     Pool MA1222..................................................      4.00%       10/01/32              44,647
          70,364     Pool MA1228..................................................      3.00%       09/01/42              75,477
         413,999     Pool MA1373..................................................      3.50%       03/01/43             455,588
         448,012     Pool MA1510..................................................      4.00%       07/01/43             497,412
         147,315     Pool MA1591..................................................      4.50%       09/01/43             165,786
      14,237,284     Pool MA1629..................................................      4.50%       10/01/43          16,019,332
         385,451     Pool MA1664..................................................      4.50%       11/01/43             433,698
         382,835     Pool MA1711..................................................      4.50%       12/01/43             430,753
         613,364     Pool MA1866..................................................      4.50%       04/01/44             690,308
         511,653     Pool MA1900..................................................      4.50%       04/01/44             575,699
         477,956     Pool MA2024..................................................      4.00%       07/01/29             512,324
         876,248     Pool MA2099..................................................      3.50%       11/01/29             940,472
         412,055     Pool MA2454..................................................      3.50%       09/01/30             442,366
           3,582     Pool MA2509..................................................      3.00%       01/01/46               3,708
       1,903,856     Pool MA2695..................................................      4.00%       07/01/46           2,114,755
       1,899,300     Pool MA2916..................................................      4.00%       02/01/47           2,094,398
         169,853     Pool MA3078..................................................      3.00%       07/01/37             178,395
         334,991     Pool MA3101..................................................      4.50%       08/01/47             368,116
         154,652     Pool MA3123..................................................      5.00%       08/01/47             173,523
         554,070     Pool MA3205..................................................      5.00%       10/01/47             620,464
         366,566     Pool MA3237..................................................      3.00%       01/01/48             385,036
       8,607,450     Pool MA3385..................................................      4.50%       06/01/48           9,379,216
       1,123,929     Pool MA3934..................................................      3.00%       02/01/40           1,177,529
       5,288,886     Pool MA3937..................................................      3.00%       02/01/50           5,542,556
       2,423,668     Pool MA3958..................................................      3.00%       03/01/40           2,541,758
         511,688     Pool MA3988..................................................      3.00%       04/01/40             537,022
      12,186,341     Pool MA4018..................................................      2.00%       05/01/50          12,324,963
       1,438,175     Pool MA4020..................................................      3.00%       05/01/50           1,507,327
       3,296,113     Pool MA4048..................................................      3.00%       06/01/50           3,453,540
       1,208,741     Pool MA4122..................................................      1.50%       09/01/35           1,224,132
         988,268     Pool MA4154..................................................      1.50%       10/01/35           1,000,872
     190,909,056     Pool MA4325..................................................      2.00%       05/01/51         192,852,539
     367,900,000     Pool TBA (k).................................................      2.50%       06/15/51         380,705,871
      35,000,000     Pool TBA.....................................................      3.00%       06/15/51          36,632,302
      25,000,000     Pool TBA.....................................................      3.50%       06/15/51          26,571,660
     100,000,000     Pool TBA (k).................................................      3.00%       07/15/51         104,589,502
                  Government National Mortgage Association
          76,868     Pool 3149....................................................      6.00%       10/20/31              87,247
          48,333     Pool 3172....................................................      6.00%       12/20/31              56,413
          51,473     Pool 3227....................................................      6.00%       04/20/32              58,806
         365,946     Pool 3345....................................................      5.00%       02/20/33             413,969
         120,294     Pool 3389....................................................      5.00%       05/20/33             137,066
          21,231     Pool 3390....................................................      5.50%       05/20/33              24,842
         571,478     Pool 3428....................................................      5.00%       08/20/33             652,613
          49,147     Pool 3442....................................................      5.00%       09/20/33              56,245
          20,368     Pool 3459....................................................      5.50%       10/20/33              23,456
          10,482     Pool 3474....................................................      6.00%       11/20/33              12,316
          66,864     Pool 3487....................................................      5.00%       12/20/33              76,496
         361,218     Pool 3529....................................................      5.00%       03/20/34             410,171


Page 36                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$         55,549     Pool 3555....................................................      5.00%       05/20/34    $         63,582
          79,313     Pool 3596....................................................      5.50%       08/20/34              93,173
          69,780     Pool 3786....................................................      5.50%       11/20/35              82,074
          48,517     Pool 3807....................................................      5.50%       01/20/36              57,043
         352,188     Pool 4029....................................................      6.50%       09/20/37             422,615
         196,291     Pool 4251....................................................      5.50%       10/20/23             204,581
         109,958     Pool 455986..................................................      5.25%       07/15/25             117,871
         126,797     Pool 487108..................................................      6.00%       04/15/29             146,793
          48,279     Pool 553144..................................................      5.50%       04/15/33              55,880
           4,884     Pool 589331..................................................      6.00%       10/15/22               5,245
         135,259     Pool 604338..................................................      5.00%       05/15/33             157,039
         137,745     Pool 604897..................................................      5.00%       12/15/33             159,839
         128,880     Pool 605389..................................................      5.00%       04/15/34             149,618
         329,643     Pool 615403..................................................      4.50%       08/15/33             375,115
          12,453     Pool 627123..................................................      5.50%       03/15/34              14,456
          73,924     Pool 638704..................................................      5.50%       11/15/36              83,510
         167,136     Pool 653143..................................................      4.90%       04/15/36             189,355
         255,532     Pool 658324..................................................      5.50%       03/15/37             288,270
         160,052     Pool 677190..................................................      5.00%       06/15/38             185,297
          23,314     Pool 687833..................................................      6.00%       08/15/38              27,655
          46,071     Pool 706840..................................................      4.50%       05/15/40              54,443
         197,384     Pool 706855..................................................      4.50%       09/15/40             233,492
         285,181     Pool 711483..................................................      4.00%       01/15/40             328,641
         125,115     Pool 711543..................................................      4.00%       11/15/40             145,028
         779,028     Pool 711563..................................................      4.50%       03/15/41             937,054
       6,866,563     Pool 720225..................................................      4.50%       07/15/39           7,836,987
         325,222     Pool 723216..................................................      4.50%       08/15/40             366,481
          84,328     Pool 723248..................................................      5.00%       10/15/39              98,267
         330,447     Pool 724230..................................................      5.00%       08/15/39             383,802
          82,938     Pool 724267..................................................      5.00%       09/15/39              96,025
         282,344     Pool 724340..................................................      4.50%       09/15/39             322,200
          84,255     Pool 725272..................................................      4.50%       11/15/39              93,924
          59,456     Pool 726394..................................................      4.50%       10/15/39              67,858
          33,726     Pool 728921..................................................      4.50%       12/15/24              35,496
         267,654     Pool 733595..................................................      4.50%       04/15/40             317,813
         109,482     Pool 733733..................................................      5.00%       06/15/40             126,601
         684,579     Pool 736317..................................................      4.25%       06/20/36             746,410
         126,653     Pool 736617..................................................      4.00%       12/15/35             138,112
       1,129,786     Pool 737673..................................................      4.50%       11/15/40           1,284,066
         225,528     Pool 737996..................................................      4.00%       02/15/41             249,635
         255,896     Pool 739341..................................................      3.50%       10/15/41             289,997
         192,770     Pool 743673..................................................      4.50%       07/15/40             220,217
         323,090     Pool 745478..................................................      5.00%       08/20/40             360,525
         642,580     Pool 748939..................................................      4.00%       09/20/40             702,162
         106,875     Pool 754384..................................................      4.50%       03/20/42             121,028
         421,976     Pool 762905..................................................      4.50%       04/15/41             480,346
       1,437,644     Pool 769102..................................................      4.50%       07/20/41           1,576,789
         404,064     Pool 781623..................................................      5.00%       06/15/33             460,115
          61,351     Pool 781697..................................................      6.00%       11/15/33              72,625
         365,068     Pool 781824..................................................      5.50%       11/15/34             423,945
          12,579     Pool 781862..................................................      5.50%       01/15/35              14,611


                        See Notes to Financial Statements                Page 37


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$         51,201     Pool 782070..................................................      7.00%       06/15/32    $         57,526
          12,978     Pool 782133..................................................      6.00%       01/15/22              13,069
         129,567     Pool 782259..................................................      5.00%       02/15/36             150,397
          70,816     Pool 782810..................................................      4.50%       11/15/39              81,618
       1,298,360     Pool 783009..................................................      6.10%       12/20/33           1,491,708
         104,644     Pool 783091..................................................      5.50%       06/15/40             122,234
          37,401     Pool 783220..................................................      5.50%       09/15/24              39,346
         169,524     Pool 783375..................................................      5.00%       08/15/41             195,092
      11,101,071     Pool 783590..................................................      4.50%       06/20/41          12,461,002
         279,716     Pool 783760..................................................      5.00%       02/15/42             324,940
       4,513,602     Pool 784063..................................................      5.00%       09/20/45           5,040,619
         197,071     Pool 784343..................................................      5.00%       02/15/41             227,987
       3,225,316     Pool 784573..................................................      5.00%       12/15/43           3,730,844
       4,079,729     Pool 784752..................................................      4.00%       03/15/45           4,575,850
      10,868,782     Pool 784758..................................................      5.50%       05/20/49          12,389,934
       4,448,364     Pool 785020..................................................      3.00%       05/20/50           4,660,785
       2,764,528     Pool AC0197..................................................      4.00%       12/20/42           3,001,882
         467,062     Pool AD0026..................................................      3.50%       06/20/33             501,266
         103,925     Pool AD0856..................................................      3.75%       08/20/33             112,554
          45,404     Pool AG8899..................................................      4.00%       12/20/43              49,547
       1,249,227     Pool AI6317..................................................      4.50%       06/20/44           1,367,130
         420,682     Pool AK2389..................................................      4.50%       11/20/44             459,274
         119,526     Pool AN4469..................................................      5.00%       12/15/40             135,203
         365,145     Pool AR8421..................................................      5.00%       10/20/41             402,238
       1,336,294     Pool BB1216..................................................      4.50%       06/20/47           1,514,104
         607,378     Pool BB4731..................................................      4.00%       07/20/47             662,831
         323,612     Pool BB4757..................................................      4.00%       08/20/47             349,948
         170,673     Pool BB4769..................................................      4.00%       08/20/47             182,796
         595,485     Pool BD0483..................................................      4.50%       11/20/47             663,278
         483,664     Pool BF0415..................................................      5.00%       06/20/35             534,099
         636,690     Pool BF2472..................................................      5.50%       04/20/48             712,924
         323,351     Pool BF2604..................................................      5.50%       05/20/48             358,358
         734,734     Pool BG1872..................................................      5.50%       04/20/48             856,108
         880,010     Pool BG1886..................................................      5.50%       05/20/48           1,027,908
         903,857     Pool BG1888..................................................      5.50%       05/20/48           1,012,523
         653,720     Pool BG5094..................................................      5.50%       08/20/48             745,028
         561,402     Pool BH7648..................................................      5.50%       08/20/48             633,669
         727,900     Pool BI2592..................................................      5.50%       09/20/48             848,369
         635,314     Pool BJ9554..................................................      5.50%       01/20/49             717,761
         482,786     Pool BK0831..................................................      5.50%       12/20/48             538,929
         310,008     Pool BK4821..................................................      5.50%       12/20/48             350,542
         604,662     Pool BK5396..................................................      5.50%       12/20/48             672,787
         444,702     Pool BK7681..................................................      5.50%       12/20/48             495,525
         381,452     Pool BL1291..................................................      5.50%       01/20/49             421,855
         689,698     Pool BL4638..................................................      5.50%       04/20/49             779,869
         386,472     Pool BL6909..................................................      5.00%       03/20/49             425,442
         186,390     Pool BL6923..................................................      6.00%       03/20/49             206,429
       1,161,042     Pool BL7446..................................................      5.50%       03/20/49           1,320,769
         948,681     Pool BL7950..................................................      5.50%       05/20/49           1,074,222
         615,903     Pool BL9104..................................................      5.50%       05/20/49             698,883
         321,385     Pool BL9105..................................................      5.50%       05/20/49             356,162


Page 38                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  PASS-THROUGH SECURITIES (CONTINUED)
                  Government National Mortgage Association (Continued)
$      2,208,946     Pool BM5456..................................................      5.50%       07/20/49    $      2,503,337
       1,448,955     Pool BM5457..................................................      5.50%       07/20/49           1,613,912
         957,021     Pool BM9249..................................................      5.50%       05/20/49           1,083,961
         430,443     Pool BM9832..................................................      5.50%       06/20/49             479,543
         555,749     Pool BN1982..................................................      5.50%       05/20/49             636,620
         883,756     Pool BN1985..................................................      5.50%       05/20/49           1,023,897
         479,923     Pool BN1986..................................................      5.50%       05/20/49             534,317
         807,310     Pool BN1987..................................................      5.50%       05/20/49             905,799
       1,403,399     Pool BN1989..................................................      5.50%       05/20/49           1,575,867
       1,622,686     Pool BN3607..................................................      5.50%       05/20/49           1,862,027
       1,254,115     Pool BN3608..................................................      5.50%       05/20/49           1,420,091
       1,020,716     Pool BN8877..................................................      5.50%       07/20/49           1,161,661
       1,784,847     Pool BN9929..................................................      5.50%       08/20/49           2,003,810
         777,954     Pool BO2380..................................................      5.50%       07/20/49             903,004
         917,794     Pool BO5553..................................................      5.50%       08/20/49           1,063,215
       1,065,759     Pool BO5554..................................................      5.50%       08/20/49           1,198,038
       1,079,249     Pool BO5555..................................................      5.50%       08/20/49           1,208,468
         791,734     Pool BO6139..................................................      5.50%       07/20/49             896,357
       1,295,931     Pool BO8096..................................................      5.50%       08/20/49           1,452,954
       1,103,747     Pool BO8097..................................................      5.50%       08/20/49           1,232,107
         202,070     Pool MA1017..................................................      6.00%       05/20/43             237,525
         122,122     Pool MA1162..................................................      6.00%       07/20/43             143,509
         203,902     Pool MA2077..................................................      5.50%       07/20/44             239,570
          21,080     Pool MA2215..................................................      3.50%       09/20/44              22,078
         127,596     Pool MA2683..................................................      6.00%       03/20/45             149,785
         128,259     Pool MA2759..................................................      6.00%       01/20/45             150,565
         346,748     Pool MA2829..................................................      5.00%       05/20/45             398,965
          52,338     Pool MA2897..................................................      6.00%       03/20/45              61,507
         248,575     Pool MA2966..................................................      6.00%       09/20/39             289,081
         261,184     Pool MA3249..................................................      6.00%       04/20/40             306,615
          43,393     Pool MA3380..................................................      5.50%       01/20/46              51,059
         507,866     Pool MA3459..................................................      6.00%       08/20/39             596,192
         294,828     Pool MA3525..................................................      5.50%       03/20/46             346,944
         292,504     Pool MA3941..................................................      5.50%       09/20/46             343,929
         665,571     Pool MA4076..................................................      7.00%       01/20/39             797,471
       5,274,647     Pool MA5714..................................................      6.00%       01/20/49           5,951,207
                                                                                                                ----------------
                                                                                                                   3,152,580,101
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.....................................     5,698,244,985
                  (Cost $5,656,505,272)                                                                         ----------------

MORTGAGE-BACKED SECURITIES -- 7.2%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.5%
                  Alternative Loan Trust
          44,110     Series 2003-J3, Class 2A1....................................      6.25%       12/25/33              44,890
                  American Home Mortgage Investment Trust
           1,565     Series 2004-3, Class 6A1.....................................      5.32%       10/25/34               1,593
                  Arroyo Mortgage Trust
       3,140,764     Series 2019-3, Class A3 (j)..................................      3.42%       10/25/48           3,204,882
                  Banc of America Funding Trust
             984     Series 2005-2, Class 2A4.....................................      5.75%       04/25/35               1,098


                        See Notes to Financial Statements                Page 39


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Banc of America Mortgage Trust
$        320,622     Series 2005-A, Class 2A2 (d).................................      2.58%       02/25/35    $        331,881
                  BCAP LLC Trust
           2,180     Series 2009-RR5, Class 8A1 (j)...............................      5.50%       11/26/34               2,182
                  Chase Home Lending Mortgage Trust
       6,047,858     Series 2019-1, Class A11, 1 Mo. LIBOR + 0.85% (a) (j)........      0.96%       03/25/50           6,097,204
         479,417     Series 2019-ATR2, Class A11, 1 Mo. LIBOR +
                        0.90% (a) (j).............................................      1.01%       07/25/49             482,713
                  CHL Mortgage Pass-Through Trust
          39,000     Series 2004-8, Class 1A7.....................................      5.75%       07/25/34              39,655
          30,798     Series 2004-8, Class 2A1.....................................      4.50%       06/25/19              32,557
                  CIM Trust
       3,053,886     Series 2017-7, Class A (j)...................................      3.00%       04/25/57           3,111,762
       1,384,764     Series 2018-INV1, Class A4 (j)...............................      4.00%       08/25/48           1,420,068
       3,776,716     Series 2018-J1, Class A22 (j)................................      3.50%       03/25/48           3,824,704
       6,841,415     Series 2019-INV1, Class A11 (j)..............................      4.00%       02/25/49           6,951,787
       7,655,778     Series 2019-INV3, Class A11, 1 Mo. LIBOR +
                        1.00% (a) (j).............................................      1.06%       08/25/49           7,667,949
                  Citigroup Global Markets Mortgage Securities VII, Inc.
             247     Series 2003-UP2, Class PO1, PO...............................       (c)        12/25/18                 228
                  Citigroup Mortgage Loan Trust
           7,330     Series 2003-1, Class WA2.....................................      6.50%       06/25/31               7,540
                  Connecticut Avenue Securities Trust
       1,406,531     Series 2019-R02, Class 1M2, 1 Mo. LIBOR + 2.30% (a) (j)......      2.41%       08/25/31           1,417,927
       1,535,253     Series 2019-R05, Class 1M2, 1 Mo. LIBOR + 2.00% (a) (j)......      2.11%       07/25/39           1,542,940
       5,415,399     Series 2019-R06, Class 2M2, 1 Mo. LIBOR + 2.10% (a) (j)......      2.21%       09/25/39           5,441,131
                  Credit Suisse First Boston Mortgage Securities Corp.
           3,615     Series 2003-11, Class 1A39...................................      5.25%       06/25/33               3,644
          49,057     Series 2005-5, Class 3A2, 1 Mo. LIBOR + 0.30% (a)............      0.41%       07/25/35              48,183
           1,759     Series 2005-7, Class 1A5.....................................      5.15%       08/25/35               1,783
                  CSFB Mortgage-Backed Pass-Through Certificates
          10,372     Series 2003-AR18, Class 2A3 (d)..............................      2.48%       07/25/33              10,669
                  Federal Home Loan Mortgage Corporation STACR Debt Notes
      10,931,932     Series 2018-DNA1, Class M2, 1 Mo. LIBOR + 1.80% (a)..........      1.91%       07/25/30          10,941,181
                  Federal Home Loan Mortgage Corporation STACR REMIC Trust
       4,000,000     Series 2021-DNA3, Class M1, SOFR + 0.75% (a) (j).............      0.76%       10/25/33           4,006,481
                  Federal Home Loan Mortgage Corporation STACR Trust
      12,000,000     Series 2018-DNA2, Class M2, 1 Mo. LIBOR + 2.15% (a) (j)......      2.26%       12/25/30          12,105,866
                  Federal National Mortgage Association Connecticut Avenue
                    Securities
      14,073,186     Series 2018-C03, Class 1M2, 1 Mo. LIBOR + 2.15% (a)..........      2.26%       10/25/30          14,246,416
      14,257,170     Series 2018-C05, Class 1M2, 1 Mo. LIBOR + 2.35% (a)..........      2.46%       01/25/31          14,471,033
      11,604,812     Series 2018-C06, Class 1M2, 1 Mo. LIBOR + 2.00% (a)..........      2.11%       03/25/31          11,696,587
                  Flagstar Mortgage Trust
         803,666     Series 2018-2, Class A4 (j)..................................      3.50%       04/25/48             808,928
       2,544,226     Series 2018-4, Class B1 (d) (j)..............................      4.28%       07/25/48           2,709,653
       3,677,356     Series 2019-2, Class A11 (j).................................      3.50%       12/25/49           3,784,213
       3,789,910     Series 2020-1INV, Class A11, 1 Mo. LIBOR +
                        0.85% (a) (j).............................................      0.96%       03/25/50           3,793,583
                  Galton Funding Mortgage Trust
       1,150,755     Series 2018-1, Class A43 (j).................................      3.50%       11/25/57           1,157,976
       1,581,875     Series 2018-2, Class A41 (j).................................      4.50%       10/25/58           1,597,309
                  GMACM Mortgage Loan Trust
             892     Series 2003-J10, Class A1....................................      4.75%       01/25/19                 886


Page 40                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  GS Mortgage-Backed Securities Corp. Trust
$      3,282,394     Series 2019-PJ3, Class A1 (j)................................      3.50%       03/25/50    $      3,362,432
                  GSR Mortgage Loan Trust
          20,745     Series 2004-8F, Class 2A3....................................      6.00%       09/25/34              21,258
         176,972     Series 2004-12, Class 3A6 (d)................................      2.62%       12/25/34             178,370
                  Impac CMB Trust
         308,047     Series 2004-6, Class M3, 1 Mo. LIBOR + 1.05% (a).............      1.16%       10/25/34             311,228
                  JP Morgan Mortgage Trust
           6,924     Series 2004-S2, Class 5A1....................................      5.50%       12/25/19               6,952
          19,889     Series 2014-IVR3, Class 2A1 (d) (j)..........................      2.45%       09/25/44              20,117
       5,586,952     Series 2015-IVR2, Class A5 (d) (j)...........................      2.62%       01/25/45           5,698,871
          86,377     Series 2016-3, Class 1A3 (j).................................      3.45%       10/25/46              86,512
       8,780,923     Series 2018-7FRB, Class A2, 1 Mo. LIBOR + 0.75% (a) (j)......      0.86%       04/25/46           8,794,942
       5,742,333     Series 2018-8, Class A7 (j)..................................      4.00%       01/25/49           5,904,379
       6,246,632     Series 2019-1, Class A5 (j)..................................      4.00%       05/25/49           6,354,898
       5,473,621     Series 2019-1, Class A11, 1 Mo. LIBOR + 0.95% (a) (j)........      1.06%       05/25/49           5,508,912
       1,526,644     Series 2019-2, Class A11, 1 Mo. LIBOR + 0.95% (a) (j)........      1.06%       08/25/49           1,530,454
       2,883,297     Series 2019-3, Class A11, 1 Mo. LIBOR + 0.95% (a) (j)........      1.06%       09/25/49           2,895,879
       2,463,341     Series 2019-5, Class A11, 1 Mo. LIBOR + 0.90% (a) (j)........      1.01%       11/25/49           2,480,062
       2,544,117     Series 2019-5, Class A15 (j).................................      4.00%       11/25/49           2,600,311
       2,373,541     Series 2019-8, Class A15 (j).................................      3.50%       03/25/50           2,433,453
         346,235     Series 2019-9, Class A11, 1 Mo. LIBOR + 0.90% (a) (j)........      1.01%       05/25/50             350,154
      12,632,702     Series 2019-INV2, Class A11, 1 Mo. LIBOR +
                        0.90% (a) (j).............................................      1.01%       02/25/50          12,765,156
       3,663,777     Series 2019-INV2, Class A15 (j)..............................      3.50%       02/25/50           3,793,039
       1,700,781     Series 2019-INV3, Class A4 (j)...............................      3.50%       05/25/50           1,731,237
          92,215     Series 2019-LTV2, Class A11, 1 Mo. LIBOR +
                        0.90% (a) (j).............................................      1.01%       12/25/49              92,489
       2,121,895     Series 2019-LTV3, Class A15 (j)..............................      3.50%       03/25/50           2,154,984
      10,983,340     Series 2020-INV1, Class A15 (j)..............................      3.50%       08/25/50          11,413,515
       4,463,560     Series 2020-LTV1, Class A11, 1 Mo. LIBOR +
                        1.00% (a) (j).............................................      1.11%       06/25/50           4,511,339
                  JP Morgan Resecuritization Trust
         156,838     Series 2009-7, Class 17A1 (d) (j)............................      5.27%       07/27/37             157,489
                  MASTR Alternative Loan Trust
           3,571     Series 2004-13, Class 8A1....................................      5.50%       01/25/25               3,353
                  MASTR Asset Securitization Trust
          95,466     Series 2003-11, Class 7A5....................................      5.25%       12/25/33              98,639
         195,268     Series 2003-12, Class 1A1....................................      5.25%       12/25/24             196,900
          28,929     Series 2003-12, Class 1A2....................................      5.25%       12/25/24              28,829
           6,437     Series 2004-1, Class 30PO, PO................................       (c)        02/25/34               5,394
           7,028     Series 2004-3, Class 1A3.....................................      5.25%       03/25/24               7,052
                  MASTR Seasoned Securitization Trust
          55,255     Series 2005-1, Class 3A1 (d).................................      2.52%       10/25/32              56,859
           1,003     Series 2005-2, Class 3A1.....................................      6.00%       11/25/17               1,030
                  Mello Mortgage Capital Acceptance
       9,574,588     Series 2018-MTG2, Class A9 (j)...............................      4.44%       10/25/48           9,857,229
                  MetLife Securitization Trust
       4,260,831     Series 2018-1A, Class A (j)..................................      3.75%       03/25/57           4,460,052
                  Morgan Stanley Mortgage Loan Trust
         652,711     Series 2005-6AR, Class 1M1, 1 Mo. LIBOR + 0.69% (a)..........      0.80%       11/25/35             652,836
                  MRA Issuance Trust
       6,000,000     Series 2021-8, Class A1X, 1 Mo. LIBOR + 1.15% (a) (j)........      1.27%       10/15/21           6,006,002


                        See Notes to Financial Statements                Page 41


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  New Residential Mortgage Loan Trust
$        514,021     Series 2014-2A, Class A3 (j).................................      3.75%       05/25/54    $        547,968
       6,609,302     Series 2015-2A, Class B1 (j).................................      4.50%       08/25/55           7,129,047
       6,372,009     Series 2016-1A, Class A1 (j).................................      3.75%       03/25/56           6,765,056
      23,766,212     Series 2018-4A, Class A1S, 1 Mo. LIBOR + 0.75% (a) (j).......      0.86%       01/25/48          23,869,942
                  Nomura Asset Acceptance Corp. Alternative Loan Trust
           1,696     Series 2004-AP3, Class A6....................................      5.29%       10/25/34               1,699
           2,127     Series 2005-WF1, Class 2A5...................................      5.66%       03/25/35               2,164
                  OBX Trust
       3,931,078     Series 2018-EXP1, Class 1A3 (j)..............................      4.00%       04/25/48           4,021,739
       5,635,812     Series 2018-EXP1, Class 2A1, 1 Mo. LIBOR +
                        0.85% (a) (j).............................................      0.96%       04/25/48           5,690,128
         840,239     Series 2018-EXP2, Class 1A1 (j)..............................      4.00%       07/25/58             849,868
                  Provident Funding Mortgage Trust
          38,945     Series 2019-1, Class A3 (j)..................................      3.00%       12/25/49              39,065
       2,464,399     Series 2019-1, Class A5 (j)..................................      3.00%       12/25/49           2,490,074
         296,122     Series 2020-1, Class A3 (j)..................................      3.00%       02/25/50             297,233
       3,521,075     Series 2020-1, Class A5 (j)..................................      3.00%       02/25/50           3,572,751
                  Residential Accredit Loans, Inc.
           3,397     Series 2003-QS20, Class CB...................................      5.00%       11/25/18               3,572
                  Sequoia Mortgage Trust
          17,055     Series 2000-4, Class A, 1 Mo. LIBOR + 0.72% (a)..............      0.83%       11/22/24              17,077
         140,595     Series 2017-3, Class A4 (j)..................................      3.50%       04/25/47             140,857
         225,240     Series 2018-CH2, Class A12 (j)...............................      4.00%       06/25/48             225,560
       2,234,756     Series 2020-1, Class A4 (j)..................................      3.50%       02/25/50           2,247,968
      13,200,000     Series 2020-1, Class A7 (j)..................................      3.50%       02/25/50          13,665,697
       1,240,269     Series 2020-1, Class A19 (j).................................      3.50%       02/25/50           1,269,985
                  Shellpoint Co-Originator Trust
         212,845     Series 2016-1, Class 1A10 (j)................................      3.50%       11/25/46             213,686
         216,639     Series 2017-1, Class A4 (j)..................................      3.50%       04/25/47             217,200
                  Structured Asset Securities Corp.
           1,823     Series 2004-4XS, Class A3A (l)...............................      5.14%       02/25/34               1,840
                  Structured Asset Securities Corp. Mortgage Pass-Through
                     Certificates
           9,936     Series 2004-11XS, Class 1A6 (l)..............................      5.10%       06/25/34              10,188
                  TIAA Bank Mortgage Loan Trust
         939,299     Series 2018-3, Class A1 (j)..................................      4.00%       11/25/48             954,001
                  WaMu Mortgage Pass-Through Certificates Trust
          21,612     Series 2003-S3, Class 3A1....................................      5.50%       05/25/33              22,523
           6,725     Series 2004-RS1, Class A11...................................      5.50%       11/25/33               6,892
                  Wells Fargo Mortgage Backed Securities Trust
           2,188     Series 2004-K, Class 2A12 (d)................................      3.04%       07/25/34               2,169
       2,834,234     Series 2019-1, Class A1 (j)..................................      4.00%       11/25/48           2,876,561
         602,120     Series 2019-3, Class A1 (j)..................................      3.50%       07/25/49             613,295
                  WinWater Mortgage Loan Trust
       2,641,137     Series 2016-1, Class 1A18 (j)................................      3.50%       01/20/46           2,700,959
       1,217,825     Series 2016-1, Class 2A3 (j).................................      3.00%       12/20/30           1,245,139
       4,686,936     Series 2016-1, Class B1 (d) (j)..............................      3.80%       01/20/46           4,898,935
                                                                                                                ----------------
                                                                                                                     316,152,527
                                                                                                                ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.7%
                  Austin Fairmont Hotel Trust
       5,000,000     Series 2019-FAIR, Class A, 1 Mo. LIBOR + 1.05% (a) (j).......      1.17%       09/15/32           5,004,454


Page 42                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  BBCMS Mortgage Trust
$     12,000,000     Series 2017-DELC, Class A, 1 Mo. LIBOR + 0.85% (a) (j).......      0.96%       08/15/36    $     12,025,600
                  Benchmark Mortgage Trust
       4,810,000     Series 2020-B21, Class A5....................................      1.98%       12/17/53           4,719,524
      10,000,000     Series 2020-B22, Class A5....................................      1.97%       01/15/54           9,800,040
       7,000,000     Series 2021-B23, Class A5....................................      2.07%       02/15/54           6,915,156
                  BX Commercial Mortgage Trust
      15,000,000     Series 2019-IMC, Class A, 1 Mo. LIBOR + 1.00% (a) (j)........      1.12%       04/15/34          14,978,773
                  Citigroup Commercial Mortgage Trust
       7,000,000     Series 2020-GC46, Class A5...................................      2.72%       02/15/53           7,314,831
                  CSAIL Commercial Mortgage Trust
       5,000,000     Series 2021-C20, Class A3....................................      2.80%       03/15/54           5,202,447
                  DBCG Mortgage Trust
      10,000,000     Series 2017-BBG, Class A, 1 Mo. LIBOR + 0.70% (a) (j)........      0.81%       06/15/34          10,016,236
                  DBWF Mortgage Trust
      10,844,968     Series 2018-GLKS, Class A, 1 Mo. LIBOR + 1.03% (a) (j).......      1.15%       12/19/30          10,870,685
                  GS Mortgage Securities Corp Trust
      19,050,000     Series 2019-BOCA, Class A, 1 Mo. LIBOR + 1.20% (a) (j).......      1.32%       06/15/38          19,110,373
                  GS Mortgage Securities Corp. II
      10,717,000     Series 2012-TMSQ, Class A (j)................................      3.01%       12/10/30          10,968,100
                  GS Mortgage Securities Trust
       3,604,148     Series 2014-GC18, Class A3...................................      3.80%       01/10/47           3,782,273
      10,000,000     Series 2020-GSA2, Class A5...................................      2.01%       12/12/53           9,808,158
                  Hawaii Hotel Trust
      19,290,000     Series 2019-MAUI, Class A, 1 Mo. LIBOR + 1.15% (a) (j).......      1.26%       05/15/38          19,349,784
                  Morgan Stanley Bank of America Merrill Lynch Trust
       7,700,000     Series 2014-C15, Class AS....................................      4.26%       04/15/47           8,339,499
                  UBS-Barclays Commercial Mortgage Trust
       4,526,000     Series 2012-C3, Class B (d) (j)..............................      4.37%       08/10/49           4,700,230
                  Wells Fargo Commercial Mortgage Trust
       7,500,000     Series 2015-NXS2, Class B (d)................................      4.44%       07/15/58           8,228,898
                  WFRBS Commercial Mortgage Trust
       9,400,000     Series 2012-C6, Class AS.....................................      3.84%       04/15/45           9,581,637
       4,636,955     Series 2013-C18, Class A4....................................      3.90%       12/15/46           4,950,371
                                                                                                                ----------------
                                                                                                                     185,667,069
                                                                                                                ----------------
                  TOTAL MORTGAGE-BACKED SECURITIES............................................................       501,819,596
                  (Cost $500,049,937)                                                                           ----------------

ASSET-BACKED SECURITIES -- 2.2%

                  Aegis Asset Backed Securities Trust
         630,654     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.66% (a).............      0.77%       06/25/35             628,992
                  AMSR Trust
       2,500,000     Series 2020-SFR2, Class A (j)................................      1.63%       07/17/37           2,525,074
       6,393,000     Series 2020-SFR5, Class A (j)................................      1.38%       11/17/37           6,367,920
                  Citicorp Residential Mortgage Trust
           8,450     Series 2007-2, Class A6 (l)..................................      4.97%       06/25/37               8,602
                  Citigroup Global Markets Mortgage Securities VII, Inc.
           1,046     Series 1998-AQ1, Class A6....................................      6.63%       06/25/28               1,065
                  Countrywide Asset-Backed Certificates
         301,681     Series 2005-9, Class M1, 1 Mo. LIBOR + 0.78% (a).............      0.89%       01/25/36             301,980
                  Credit-Based Asset Servicing & Securitization LLC
         930,712     Series 2007-MX1, Class A3, steps up to 6.33% after
                        Redemption Date (g) (j)...................................      5.83%       12/25/36             928,158


                        See Notes to Financial Statements                Page 43


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
ASSET-BACKED SECURITIES (CONTINUED)
                  CWABS, Inc. Asset-Backed Certificates Trust
$      5,122,471     Series 2004-5, Class M1, 1 Mo. LIBOR + 0.86% (a).............      0.96%       08/25/34    $      5,118,370
                  Diamond Resorts Owner Trust
      12,000,000     Series 2021-1A, Class A (j)..................................      1.51%       11/21/33          12,029,653
                  FBR Securitization Trust
       1,650,928     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.75% (a).............      0.86%       09/25/35           1,651,254
                  FCI Funding LLC
      12,923,472     Series 2019-1A, Class A (j)..................................      3.63%       02/18/31          13,122,571
                  First Alliance Mortgage Loan Trust
          24,620     Series 1999-1, Class A1......................................      7.18%       06/20/30              25,047
                  FirstKey Homes Trust
      10,000,000     Series 2020-SFR1, Class A (j)................................      1.34%       09/17/25          10,005,744
      15,964,687     Series 2020-SFR2, Class A (j)................................      1.27%       10/19/37          15,917,215
                  FNA VI LLC
       6,942,563     Series 2021-1A, Class A (j)..................................      1.35%       01/10/32           6,942,648
                  Fremont Home Loan Trust
         469,312     Series 2005-1, Class M4, 1 Mo. LIBOR + 1.02% (a).............      1.13%       06/25/35             470,736
                  GMACM Home Equity Loan Trust
          47,100     Series 2000-HE2, Class A1, 1 Mo. LIBOR + 0.44% (a)...........      0.61%       06/25/30              36,708
          83,439     Series 2004-HE1, Class A3, 1 Mo. LIBOR + 0.50% (a)...........      0.61%       06/25/34              82,258
                  GSAMP Trust
       7,994,000     Series 2006-SEA1, Class M2, 1 Mo. LIBOR + 1.65% (a) (j)......      1.76%       05/25/36           8,026,478
                  Home Partners of America Trust
      14,336,107     Series 2020-2, Class A (j)...................................      1.53%       01/17/41          14,194,079
                  Morgan Stanley Dean Witter Capital I, Inc. Trust
           5,331     Series 2003-NC2, Class M2, 1 Mo. LIBOR + 3.00% (a)...........      3.11%       02/25/33               5,547
                  New Century Home Equity Loan Trust
           8,189     Series 2003-5, Class AI7.....................................      4.93%       11/25/33               8,498
                  Park Place Securities, Inc. Asset-Backed Pass-Through
                     Certificates
         947,492     Series 2004-WCW2, Class M2, 1 Mo. LIBOR + 0.98% (a)..........      1.08%       10/25/34             954,127
                  Progress Residential Trust
      10,685,000     Series 2018-SFR2, Class A (j)................................      3.71%       08/17/35          10,776,028
       1,444,251     Series 2019-SFR3, Class A (j)................................      2.27%       09/17/36           1,468,529
      19,070,000     Series 2019-SFR4, Class A (j)................................      2.69%       10/17/36          19,521,623
                  Saxon Asset Securities Trust
           3,783     Series 2004-2, Class MV3, 1 Mo. LIBOR + 1.91% (a)............      2.01%       08/25/35               3,728
                  Sierra Timeshare Receivables Funding LLC
       3,017,477     Series 2020-2A, Class A (j)..................................      1.33%       07/20/37           3,040,190
                  Towd Point Mortgage Trust
         863,494     Series 2015-1, Class A2 (j)..................................      3.25%       10/25/53             868,175
         226,960     Series 2015-2, Class 1A12 (j)................................      2.75%       11/25/60             227,187
         241,899     Series 2015-3, Class A4B (j).................................      3.50%       03/25/54             247,002
          13,024     Series 2015-4, Class A1B (j).................................      2.75%       04/25/55              13,021
       1,500,000     Series 2015-4, Class A2A (j).................................      3.50%       04/25/55           1,519,176
         234,119     Series 2015-5, Class A1B (j).................................      2.75%       05/25/55             234,679
       1,300,000     Series 2015-5, Class A2 (j)..................................      3.50%       05/25/55           1,323,835
         397,897     Series 2016-1, Class A1B (j).................................      2.75%       02/25/55             399,586
                  Tricon American Homes Trust
      14,993,545     Series 2020-SFR2, Class A (j)................................      1.48%       11/17/39          14,684,588
                                                                                                                ----------------
                  TOTAL ASSET-BACKED SECURITIES...............................................................       153,680,071
                  (Cost $154,227,907)                                                                           ----------------


Page 44                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
EXCHANGE-TRADED FUNDS -- 0.0%
                  CAPITAL MARKETS -- 0.0%
          29,359  First Trust Long Duration Opportunities ETF (m).............................................  $        795,629
                  (Cost $805,933)                                                                               ----------------



   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. TREASURY BILLS -- 8.7%
$    300,000,000  U.S. Treasury Bill..............................................      (c)         05/18/21         299,999,688
     300,000,000  U.S. Treasury Bill..............................................      (c)         05/27/21         300,000,000
                                                                                                                ----------------
                  TOTAL U.S. TREASURY BILLS...................................................................       599,999,688
                  (Cost $599,998,208)                                                                           ----------------



     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
MONEY MARKET FUNDS -- 0.1%
       4,089,605  BlackRock Treasury Trust Fund - Institutional Shares - 0.02% (n)............................         4,089,605
       4,089,605  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio -
                     Institutional Shares - 0.01% (n).........................................................         4,089,605
                                                                                                                ----------------
                  TOTAL MONEY MARKET FUNDS....................................................................         8,179,210
                  (Cost $8,179,210)                                                                             ----------------

                  TOTAL INVESTMENTS -- 100.3%.................................................................     6,962,719,179
                  (Cost $6,919,766,467) (o)                                                                     ----------------



   NUMBER OF                                                           NOTIONAL       EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                        AMOUNT         PRICE          DATE           VALUE
----------------  -------------------------------------------------  -------------  ------------  ------------  ----------------
CALL OPTIONS PURCHASED -- 0.0%
              20  U.S. Treasury Long Bond Futures Call.............  $   3,145,000  $     159.00    05/21/21              10,938
                  (Cost $10,712)                                                                                ----------------



   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT -- (15.1)%
                  Federal National Mortgage Association
$    (50,000,000)    Pool TBA (k).................................................      1.50%       05/15/51         (48,974,609)
     (90,000,000)    Pool TBA.....................................................      2.00%       05/15/51         (90,840,234)
     (65,000,000)    Pool TBA.....................................................      3.00%       05/15/51         (68,073,313)
     (40,000,000)    Pool TBA (k).................................................      3.50%       05/15/51         (42,575,000)
    (290,000,000)    Pool TBA (k).................................................      4.00%       05/15/51        (311,563,083)
    (250,000,000)    Pool TBA (k).................................................      1.50%       06/15/51        (244,414,895)
     (90,000,000)    Pool TBA.....................................................      2.00%       06/15/51         (90,661,237)
     (45,000,000)    Pool TBA.....................................................      4.00%       06/15/51         (48,388,183)
    (100,000,000)    Pool TBA (k).................................................      3.50%       07/15/51        (106,396,013)
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT..........................    (1,051,886,567)
                  (Proceeds $1,050,615,820)                                                                     ----------------



   NUMBER OF                                                           NOTIONAL       EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                        AMOUNT         PRICE          DATE           VALUE
----------------  -------------------------------------------------  -------------  ------------  ------------  ----------------
WRITTEN OPTIONS -- (0.0)%
                  CALL OPTIONS WRITTEN -- (0.0)%
          (1,200) U.S. 5-Year Treasury Futures Call................  $(148,725,000) $     124.25    05/21/21            (150,000)
             (50) U.S. Treasury Long Bond Futures Call.............     (7,862,500)       166.00    05/21/21              (1,563)
                                                                                                                ----------------
                  TOTAL CALL OPTIONS WRITTEN..................................................................          (151,563)
                  (Premiums received $207,857)                                                                  ----------------


                        See Notes to Financial Statements                Page 45


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   NUMBER OF                                                           NOTIONAL       EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                        AMOUNT         PRICE          DATE           VALUE
----------------  -------------------------------------------------  -------------  ------------  ------------  ----------------
WRITTEN OPTIONS (CONTINUED)
                  PUT OPTIONS WRITTEN -- (0.0)%
          (1,000) U.S. 5-Year Treasury Futures Put.................  $(123,937,500) $     122.25    05/21/21    $        (15,625)
             (50) U.S. Treasury Long Bond Futures Put..............     (7,862,500)       155.00    05/21/21             (26,563)
                                                                                                                ----------------
                  TOTAL PUT OPTIONS WRITTEN...................................................................           (42,188)
                  (Premiums received $194,529)                                                                  ----------------

                  TOTAL WRITTEN OPTIONS.......................................................................          (193,751)
                  (Premiums received $402,386)                                                                  ----------------

                  NET OTHER ASSETS AND LIABILITIES -- 14.8%...................................................     1,027,930,739
                                                                                                                ----------------
                  NET ASSETS -- 100.0%........................................................................  $  6,938,580,538
                                                                                                                ================


FUTURES CONTRACTS AT APRIL 30, 2021 (See Note 2D - Futures Contracts in the
Notes to Financial Statements):


                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                                      NUMBER OF   EXPIRATION      NOTIONAL      (DEPRECIATION)/
                  FUTURES CONTRACTS                      POSITION     CONTRACTS      DATE           VALUE            VALUE
------------------------------------------------------  -----------  -----------  -----------  ---------------  ----------------
U.S. 2-Year Treasury Notes                                 Short        1,367      Jun-2021    $  (301,775,929) $         33,769
U.S. 5-Year Treasury Notes                                 Short        5,222      Jun-2021       (647,201,625)         (140,474)
U.S. 10-Year Treasury Notes                                Short        2,023      Jun-2021       (267,099,218)        3,262,163
U.S. 10-Year Ultra Treasury Notes                          Short          849      Jun-2021       (123,569,297)        1,469,619
U.S. Treasury Long Bond Futures                            Short           90      Jun-2021        (14,152,500)          155,002
U.S. Treasury Ultra Bond Futures                           Short          119      Jun-2021        (22,122,844)         (117,081)
                                                                                               ---------------  ----------------
                                                                                               $(1,375,921,413) $      4,662,998
                                                                                               ===============  ================


-----------------------------

(a)   Floating or variable rate security.

(b)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P.
      (the "Advisor"), the Fund's advisor.

(c)   Zero coupon security.

(d)   Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(e)   Inverse floating rate security.

(f)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(g)   Step-up security. A security where the coupon increases or steps up at a predetermined date.

(h)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2021, securities noted as such are valued at
      $31,785,400 or 0.5% of net assets.

(i)   This security's value was determined using significant unobservable inputs
      (See Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(j)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2021, securities noted as such amounted to $520,443,229 or 7.5% of net assets.

(k)   All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls and TBA Transactions in the
      Notes to Financial Statements).

(l)   Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.

(m)   Investment in an affiliated fund.

Page 46                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)

(n)   Rate shown reflects yield as of April 30, 2021.

(o)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $145,390,834 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $98,837,010. The net unrealized appreciation was $46,553,824. The unrealized amounts presented are inclusive of investments sold short and derivative contracts.

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rates

PO    - Principal-Only Security

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TBA   - To-Be-Announced Security

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2021           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed Securities.....  $ 5,698,244,985    $            --    $ 5,684,083,707    $    14,161,278
Mortgage-Backed Securities............................      501,819,596                 --        501,819,596                 --
Asset-Backed Securities...............................      153,680,071                 --        153,680,071                 --
Exchange-Traded Funds*................................          795,629            795,629                 --                 --
U.S. Treasury Bills...................................      599,999,688                 --        599,999,688                 --
Money Market Funds....................................        8,179,210          8,179,210                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments.....................................    6,962,719,179          8,974,839      6,939,583,062         14,161,278
Call Options Purchased................................           10,938             10,938                 --                 --
Futures Contracts**...................................        4,920,553          4,920,553                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $ 6,967,650,670    $    13,906,330    $ 6,939,583,062    $    14,161,278
                                                        ===============    ===============    ===============    ===============

                                               LIABILITIES TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2021           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed Securities
   Sold Short.........................................  $(1,051,886,567)   $            --    $(1,051,886,567)   $            --
Call Options Written..................................         (151,563)          (151,563)                --                 --
Put Options Written...................................          (42,188)           (42,188)                --                 --
Futures Contracts**...................................         (257,555)          (257,555)                --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $(1,052,337,873)   $      (451,306)   $(1,051,886,567)    $           --
                                                        ===============    ===============    ===============    ===============


*  See Portfolio of Investments for industry breakout.

** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

Level 3 Investments that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

                        See Notes to Financial Statements                Page 47


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2021 (UNAUDITED)


ASSETS:
Investments, at value - Unaffiliated......................................   $ 6,961,923,550
Investments, at value - Affiliated........................................           795,629
                                                                             ---------------
Total investments, at value...............................................     6,962,719,179
Options contracts purchased, at value.....................................            10,938
Cash......................................................................       501,094,354
Cash segregated as collateral for open futures contracts..................        12,912,912
Receivables:
   Investment securities sold.............................................     3,095,655,874
   Interest...............................................................        23,701,471
   Capital shares sold....................................................         5,114,296
   Dividends..............................................................             1,492
                                                                             ---------------
   Total Assets...........................................................    10,601,210,516
                                                                             ---------------
LIABILITIES:
Investments sold short, at value (proceeds $1,050,615,820)................     1,051,886,567
Options contracts written, at value.......................................           193,751
Payables:
   Investment securities purchased........................................     2,606,399,300
   Investment advisory fees...............................................         3,706,708
   Variation margin.......................................................           443,652
                                                                             ---------------
   Total Liabilities......................................................     3,662,629,978
                                                                             ---------------
NET ASSETS................................................................   $ 6,938,580,538
                                                                             ===============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................   $ 6,989,240,419
Par value.................................................................         1,358,000
Accumulated distributable earnings (loss).................................       (52,017,881)
                                                                             ---------------
NET ASSETS................................................................   $ 6,938,580,538
                                                                             ---------------
NET ASSET VALUE, per share................................................   $         51.09
                                                                             ===============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).............................................       135,800,002
                                                                             ===============
Investments, at cost - Unaffiliated.......................................   $ 6,918,960,534
                                                                             ===============
Investments, at cost - Affiliated.........................................   $       805,933
                                                                             ===============
Total investments, at cost................................................   $ 6,919,766,467
                                                                             ===============
Premiums paid on options contracts purchased..............................   $        10,712
                                                                             ===============
Premiums received on options contracts written............................   $       402,386
                                                                             ===============


Page 48                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)


INVESTMENT INCOME:
Interest..................................................................   $    50,435,927
Dividends - Unaffiliated..................................................            22,076
Dividends - Affiliated....................................................            12,372
                                                                             ---------------
   Total investment income................................................        50,470,375
                                                                             ---------------
EXPENSES:
Investment advisory fees..................................................        21,584,014
                                                                             ---------------
   Total expenses.........................................................        21,584,014
                                                                             ---------------
NET INVESTMENT INCOME (LOSS)..............................................        28,886,361

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated.............................................        14,302,730
   Investments - Affiliated...............................................                --
   Investments sold short.................................................        (3,257,126)
   Futures contracts......................................................        42,653,755
   Purchased options contracts............................................          (187,105)
   Written options contracts..............................................         4,618,729
                                                                             ---------------
Net realized gain (loss)..................................................        58,130,983
                                                                             ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated.............................................       (59,409,156)
   Investments - Affiliated...............................................           (48,035)
   Investments sold short.................................................        (1,038,505)
   Futures contracts......................................................        (4,595,440)
   Purchased options contracts............................................               226
   Written options contracts..............................................           208,635
                                                                             ---------------
Net change in unrealized appreciation (depreciation)......................       (64,882,275)
                                                                             ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................        (6,751,292)
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................   $    22,135,069
                                                                             ===============


                        See Notes to Financial Statements                Page 49


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED               YEAR
                                                                               4/30/2021            ENDED
                                                                              (UNAUDITED)         10/31/2020
                                                                             --------------     --------------
OPERATIONS:
Net investment income (loss)..............................................   $   28,886,361     $   80,552,527
Net realized gain (loss)..................................................       58,130,983        (64,269,937)
Net change in unrealized appreciation (depreciation)......................      (64,882,275)        48,842,781
                                                                             --------------     --------------
Net increase (decrease) in net assets resulting from operations...........       22,135,069         65,125,371
                                                                             --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................................      (70,582,501)       (98,308,815)
Return of capital.........................................................               --        (19,702,687)
                                                                             --------------     --------------
Total distributions to shareholders.......................................      (70,582,501)      (118,011,502)
                                                                             --------------     --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................................      658,637,594      2,755,885,309
Cost of shares redeemed...................................................      (61,351,387)       (78,726,417)
                                                                             --------------     --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................................      597,286,207      2,677,158,892
                                                                             --------------     --------------
Total increase (decrease) in net assets...................................      548,838,775      2,624,272,761

NET ASSETS:
Beginning of period.......................................................    6,389,741,763      3,765,469,002
                                                                             --------------     --------------
End of period.............................................................   $6,938,580,538     $6,389,741,763
                                                                             ==============     ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................................      124,200,002         72,600,002
Shares sold...............................................................       12,800,000         53,150,000
Shares redeemed...........................................................       (1,200,000)        (1,550,000)
                                                                             --------------     --------------
Shares outstanding, end of period.........................................      135,800,002        124,200,002
                                                                             ==============     ==============


Page 50                 See Notes to Financial Statements


FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           SIX MONTHS
                                             ENDED                                 YEAR ENDED OCTOBER 31,
                                           4/30/2021     --------------------------------------------------------------------------
                                          (UNAUDITED)        2020           2019           2018           2017            2016
                                          ------------   ------------   ------------   ------------   ------------   --------------
Net asset value, beginning of period.....  $    51.45     $    51.87     $    50.78     $    51.76     $    52.54       $  50.32
                                           ----------     ----------     ----------     ----------     ----------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............        0.25           0.87           1.24           1.17           1.13           1.31
Net realized and unrealized gain (loss)..       (0.07)         (0.10)          1.21          (0.74)         (0.50)          2.41
                                           ----------     ----------     ----------     ----------     ----------       --------
Total from investment operations.........        0.18           0.77           2.45           0.43           0.63           3.72
                                           ----------     ----------     ----------     ----------     ----------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................       (0.54)         (0.99)         (1.23)         (1.13)         (1.14)         (1.50)
Net realized gain........................          --             --          (0.05)         (0.28)         (0.02)            --
Return of capital........................          --          (0.20)         (0.08)            --          (0.25)            --
                                           ----------     ----------     ----------     ----------     ----------       --------
Total distributions......................       (0.54)         (1.19)         (1.36)         (1.41)         (1.41)         (1.50)
                                           ----------     ----------     ----------     ----------     ----------       --------
Net asset value, end of period...........  $    51.09     $    51.45     $    51.87     $    50.78     $    51.76       $  52.54
                                           ==========     ==========     ==========     ==========     ==========       ========
TOTAL RETURN (a).........................        0.37%          1.50%          4.88%          0.84%          1.22%          7.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....  $6,938,581     $6,389,742     $3,765,469     $1,729,078     $  846,322       $270,586
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets (b)........................        0.65% (c)      0.65%          0.65%          0.65%          0.65%          0.65%
Ratio of net investment income (loss) to
   average net assets....................        0.87% (c)      1.57%          2.41%          2.32%          2.20%          2.06%
Portfolio turnover rate (d)..............         216% (e)       434% (e)       373% (e)       331% (e)       190% (e)        92%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   The portfolio turnover rate not including mortgage dollar rolls was 154%
      for the six months ended April 30, 2021, and 245%, 246%, 117% and 97% for the years ended October 31, 2020, 2019, 2018 and 2017, respectively.

                        See Notes to Financial Statements                Page 51


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds that are offering shares. This report covers the First Trust Low Duration Opportunities ETF (the "Fund"), a
diversified series of the Trust, which trades under the ticker "LMBS" on The
Nasdaq Stock Market LLC ("Nasdaq"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value
("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's primary investment objective is to generate current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 60% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments
(collectively, "Mortgage-Related Investments"). The Fund normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments include residential mortgage-backed securities, commercial mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations and real estate mortgage investment conduits. The Fund may also invest in investment companies, including
ETFs, that invest primarily in Mortgage-Related Investments. The Fund will limit its investments in Mortgage-Related Investments that are not issued or guaranteed by Government Entities(1) to 20% of its net assets (including investment borrowings). The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor").
The Fund may also invest in to-be-announced transactions ("TBA Transactions").
Further, the Fund may enter into short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets (including investment borrowings). Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk" bonds, or unrated securities that have not been judged by the Advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. The Fund targets an estimated effective duration of three years or less.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee, in

-----------------------------
(1)   "Government Entities" means the U.S. government, its agencies and instrumentalities, and U.S. government-sponsored entities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2021 (UNAUDITED)

accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As

                                                                         Page 53


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2021 (UNAUDITED)

a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the issuer;

            5)    the credit quality and cash flow of the issuer, based on the
                  Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);

           11)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           12)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2021, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The United Kingdom's Financial Conduct Authority, which regulates the London
Interbank Offered Rates ("LIBOR"), announced on March 5, 2021 that all non-USD
LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates will cease to be provided or no longer be representative immediately after December
31, 2021 and the remaining USD LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. The International
Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the March 5,
2021 announcement constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2021 (UNAUDITED)

and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2021, the Fund had no when-issued or delayed-delivery securities. At April 30, 2021, the Fund held $925,023,380 of forward purchase commitments.

C. SHORT SALES

Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against or gain exposure to changes in interest rates
(interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the
Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures contracts" on the
Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

                                                                         Page 55


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2021 (UNAUDITED)

E. OPTIONS CONTRACTS

The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed
U.S. Treasury futures contracts. The Fund may also invest up to 20% of its net assets in over-the-counter derivatives. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the
Fund writes (sells) an option, an amount equal to the premium received by the
Fund is included in "Options contracts written, at value" on the Statement of
Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in "Premiums paid on options contracts purchased" on the Statement of Assets and Liabilities. Options
are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in "Net realized gain (loss) on written options contracts" on the Statement of Operations. Realized gains and losses on purchased options are included in "Net realized gain (loss) on purchased options contracts" on the Statement of Operations.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The
Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2021 (UNAUDITED)

G. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

H. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

I. MORTGAGE DOLLAR ROLLS AND TBA TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell)
substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the
Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA
Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

J. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. Dividend income and realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments at April 30, 2021 and for the six months then ended are as follows:


                                                                              CHANGES IN
                                                                              UNREALIZED      REALIZED
                           SHARES AT   VALUE AT                              APPRECIATION       GAIN        VALUE AT      DIVIDEND
      SECURITY NAME        4/30/2021  10/31/2020   PURCHASES      SALES     (DEPRECIATION)     (LOSS)      4/30/2021       INCOME
------------------------------------------------------------------------------------------------------------------------------------
First Trust Long Duration
   Opportunities ETF          29,359  $  342,924  $    500,740  $       --  $      (48,035) $         --  $    795,629  $     12,372
                                      ==============================================================================================


K. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

                                                                         Page 57


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2021 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended October 31,
2020 was as follows:

Distributions paid from:
Ordinary income.................................   $   87,387,315
Capital gains...................................               --
Return of capital...............................       19,702,687

As of October 31, 2020, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $  (10,921,500)
Accumulated capital and other gain (loss).......     (108,942,487)
Net unrealized appreciation (depreciation)......      116,293,538

L. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2017,
2018, 2019, and 2020 remain open to federal and state audit. As of April 30,
2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $108,942,487.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Fund had no net late year ordinary or capital losses.

M. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. In addition, the
Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2021 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding investments sold short and short-term investments, for the six months ended April 30, 2021, were $7,512,248,285 and $564,049,379, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding investments sold short and short-term investments, for the six months ended April 30, 2021, were
$7,235,442,160 and $253,165,889, respectively. The cost of purchases to cover investments sold short and the proceeds of investments sold short were
$6,034,683,676 and $6,507,863,190, respectively.

For the six months ended April 30, 2021, the Fund had no in-kind transactions.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April
30, 2021, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.


                                      ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                          -----------------------------------------   ---------------------------------------
DERIVATIVE    RISK          STATEMENT OF ASSETS AND                    STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE        LIABILITIES LOCATION         VALUE         LIABILITIES LOCATION        VALUE
-----------   ---------   ----------------------------  -----------   --------------------------  -----------
Futures       Interest    Unrealized appreciation on                  Unrealized depreciation on
              rate risk   futures contracts*            $ 4,920,553   futures contracts*          $   257,555

Options       Interest    Options contracts purchased,                Options contracts written,
              rate risk   at value                           10,938   at value                        193,751


* Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2021, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION                              INTEREST RATE RISK
----------------------------------------------------------------------------------
Net realized gain (loss) on:
   Futures contracts                                            $     42,653,755
   Purchased options contracts                                          (187,105)
   Written options contracts                                           4,618,729
Net change in unrealized appreciation (depreciation) on:
   Futures contracts                                                  (4,595,440)
   Purchased options contracts                                               226
   Written options contracts                                             208,635


For the six months ended April 30, 2021, the notional value of futures contracts opened and closed were $6,066,248,981 and $5,882,704,518, respectively.

During the six months ended April 30, 2021, the premiums for purchased options contracts opened were $254,176 and the premiums for purchased options contracts closed, exercised and expired were $243,464.

During the six months ended April 30, 2021, the premiums for written options contracts opened were $7,085,074 and the premiums for written options contracts closed, exercised and expired were $6,682,688.

                                                                         Page 59


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2021 (UNAUDITED)

The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation ("NSCC")
the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the
"basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized
Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2022.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events, requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third- party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2021 (UNAUDITED)

greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively- managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack

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ADDITIONAL INFORMATION (CONTINUED)
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               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2021 (UNAUDITED)

of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 26, 2021 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee's annual meeting held on March 16, 2021 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

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[BLANK BACK COVER]

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First Trust Exchange-Traded Fund IV
First Trust SSI Strategic Convertible Securities ETF (FCVT)

Semi-Annual Report
For the Six Months Ended
April 30, 2021

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Report
April 30, 2021
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust SSI Strategic Convertible Securities ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Letter from the Chairman and CEO
April 30, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust SSI Convertible Securities ETF (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2021.
I would like to begin my remarks by saying that this is a time for all of us to be thankful. It is astounding to me that our scientists and extended health care community successfully discovered, developed, and distributed multiple effective vaccines to treat the coronavirus (“COVID-19”) in the span of just 15 months. Suffice it to say that we are witnessing history in the making. We even received some good news recently with respect to wearing masks in public, a polarizing act for many politicians and Americans. The Centers for Disease Control and Prevention released a new set of guidelines in mid-May for those individuals who have been fully vaccinated. It essentially says fully vaccinated Americans can quit wearing their masks outdoors (even in crowds), in most indoor settings, and can drop social distancing altogether. This is a big step towards expediting the reopening of the U.S. economy.
For those who may not know, we subscribe to the buy-and-hold philosophy of investing here at First Trust Advisors L.P., even though it means enduring lots of tough times. While the notion of being able to time the market is seductive on its face, very few investors are skilled enough to make it work over time. I can think of no better example than the COVID-19 pandemic. The degree of uncertainty surrounding the onset of the virus alone was enough to make the average investor want to run for cover. And if that was not enough, the 33.8% plunge in the S&P 500® Index (the “Index”) from February 19, 2020, through March 23, 2020 (23 trading days) was a real gut check for most of us. But a funny thing happened on the way to another potential collapse of the market − it did not happen. In fact, thanks to the U.S. Federal government stepping up with trillions of dollars of timely fiscal and monetary support, the stock market roared. From March 23, 2020 through May 14, 2021, the Index posted a total return of 90.14%, according to Bloomberg. What a shame for those investors who may have moved some, or all, of their capital out of equities. What looked like a great time to de-risk turned out to be just the opposite.
The overall climate for investing looks bright for a few reasons. First, U.S. real gross domestic product (“GDP”) growth is expected to grow by 6.4% year-over-year in 2021, according to the International Monetary Fund. The last time the U.S. economy grew that fast was in 1984, when real GDP growth reached 7.2%. Second, corporate earnings are expected to recover from their 2020 slide. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for 2021 and 2022 were 33.17% and 12.87%, respectively, as of May 14, 2021. That is a significant rebound from the 12.44% decline in earnings in 2020. Third, inflation is rising, and that is exactly what the Federal Reserve has been wanting for some time. Central banks around the world have spent years battling deflationary pressures, so a little bit of inflation is welcome at this stage of the recovery. Lastly, the U.S. labor market is robust despite the talk about the millions of people who lost their jobs in the COVID-19 pandemic and are living off unemployment benefits. As of March 31, 2021, there were 8.12 million job openings in the U.S., the highest total since record-keeping began in December 2000, according to the Bureau of Labor Statistics. We need to get people back to work.
While it seems fashionable to sell fear these days, we choose to follow the data. Remember, the Index has never failed to fully recoup the losses sustained in a market correction or bear market. Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
The First Trust SSI Strategic Convertible Securities ETF (the “Fund”) is an actively managed exchange-traded fund that seeks total return by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of U.S. and non-U.S. convertible securities. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol “FCVT.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/21	1 Year Ended 4/30/21	5 Years Ended 4/30/21	Inception (11/3/15) to 4/30/21	5 Years Ended 4/30/21	Inception (11/3/15) to 4/30/21
Fund Performance
NAV	30.02%	64.64%	18.50%	16.31%	133.66%	129.15%
Market Price	29.20%	64.20%	18.45%	16.34%	133.18%	129.43%
Index Performance
ICE BofA All US Convertible Index	27.33%	60.79%	19.06%	16.39%	139.24%	129.97%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT) (Continued)
Sector Allocation	% of Total Investments
Information Technology	29.4%
Consumer Discretionary	22.3
Health Care	16.3
Industrials	11.8
Communication Services	10.1
Financials	2.9
Energy	2.6
Materials	2.5
Real Estate	1.3
Utilities	0.8
Total	100.0%
Top Ten Holdings	% of Total Investments
Broadcom, Inc., Series A, 9/30/22	2.0%
Tesla, Inc., 5/15/24	2.0
Square, Inc., 5/15/23	1.9
Snap, Inc., 8/1/26	1.7
Palo Alto Networks, Inc., 7/1/23	1.6
Zillow Group, Inc., 5/15/25	1.5
Chegg, Inc., 9/1/26	1.5
NCL Corp. Ltd., 8/1/25	1.4
Match Group Financeco 2, Inc., 6/15/26	1.3
Teladoc Health, Inc., 6/1/27	1.3
Total	16.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Semi-Annual Report
April 30, 2021 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust SSI Strategic Convertible Securities ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
SSI Investment Management LLC
SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) is the sub-advisor to the Fund and is a registered investment advisor based in Los Angeles, California. SSI is an innovative investment management firm specializing in alternative investment solutions utilizing convertible assets, equity securities and hedging strategies.
Portfolio Management Team
George M. Douglas – CFA, Principal and Chief Investment Officer of SSI
Ravi Malik – CFA, Principal and Portfolio Manager of SSI
Michael J. Opre – CFA, Portfolio Manager of SSI
Florian Eitner – CFA, Portfolio Manager of SSI
Stephen R. Wachtel – Portfolio Manager of SSI

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Understanding Your Fund Expenses
April 30, 2021 (Unaudited)
As a shareholder of the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
Actual	$1,000.00	$1,300.20	0.95%	$5.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2020 through April 30, 2021), multiplied by 181/365 (to reflect the six-month period).

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS – 86.1%
	Aerospace & Defense – 1.0%
$1,005,000	Parsons Corp. (a)	0.25%	08/15/25	$1,153,237
957,835	Safran S.A., Series SAF (EUR) (b)	0.88%	05/15/27	1,689,370
				2,842,607
	Airlines – 3.4%
850,000	Air Canada (a)	4.00%	07/01/25	1,312,400
815,000	American Airlines Group, Inc.	6.50%	07/01/25	1,299,925
245,000	Copa Holdings S.A.	4.50%	04/15/25	448,497
1,115,000	JetBlue Airways Corp. (a)	0.50%	04/01/26	1,223,713
1,865,000	Southwest Airlines Co.	1.25%	05/01/25	3,247,431
340,000	Spirit Airlines, Inc.	4.75%	05/15/25	1,017,892
1,130,000	Spirit Airlines, Inc.	1.00%	05/15/26	1,165,201
				9,715,059
	Auto Components – 0.3%
780,000	Patrick Industries, Inc.	1.00%	02/01/23	952,088
	Automobiles – 2.6%
2,000,000	Ford Motor Co. (a)	(c)	03/15/26	1,985,000
491,000	Tesla, Inc.	2.00%	05/15/24	5,605,686
				7,590,686
	Banks – 0.6%
1,275,000	Deutshce Bank AG, Series GMTN	1.00%	05/01/23	1,642,672
	Biotechnology – 2.5%
385,000	Apellis Pharmaceuticals, Inc., Series May (a)	3.50%	09/15/26	603,026
1,075,000	Bridgebio Pharma, Inc. (a)	2.25%	02/01/29	993,202
1,640,000	Exact Sciences Corp.	0.38%	03/15/27	2,241,675
1,178,000	Gossamer Bio, Inc.	5.00%	06/01/27	1,025,596
515,000	Halozyme Therapeutics, Inc.	1.25%	12/01/24	1,107,250
495,000	Invitae Corp.	2.00%	09/01/24	698,569
290,000	Novavax, Inc.	3.75%	02/01/23	570,037
				7,239,355
	Capital Markets – 0.4%
455,000	Cowen, Inc.	3.00%	12/15/22	1,051,903
	Communications Equipment – 0.7%
1,750,000	Lumentum Holdings, Inc.	0.50%	12/15/26	1,940,400
	Construction & Engineering – 0.5%
1,200,000	Vinci S.A., Series DGFP (b)	0.38%	02/16/22	1,406,400
	Diversified Consumer Services – 1.4%
3,715,000	Chegg, Inc. (a)	(c)	09/01/26	4,099,502
	Electrical Equipment – 0.7%
550,000	Bloom Energy Corp. (a)	2.50%	08/15/25	970,031
172,000	Plug Power, Inc. (a)	3.75%	06/01/25	975,013
				1,945,044
	Electronic Equipment, Instruments & Components – 0.6%
725,000	II-VI, Inc.	0.25%	09/01/22	1,082,969
600,000	Itron, Inc. (a)	(c)	03/15/26	599,027
				1,681,996

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Energy Equipment & Services – 0.4%
$730,000	Helix Energy Solutions Group, Inc.	6.75%	02/15/26	$788,035
480,000	Oil States International, Inc. (a)	4.75%	04/01/26	438,966
				1,227,001
	Entertainment – 2.9%
349,000	Bilibili, Inc. (a)	1.25%	06/15/27	968,693
290,000	Cinemark Holdings, Inc. (a)	4.50%	08/15/25	500,069
970,000	IMAX Corp. (a)	0.50%	04/01/26	1,010,515
1,140,000	Liberty Media Corp. - Liberty Formula One	1.00%	01/30/23	1,529,167
1,400,000	Live Nation Entertainment, Inc.	2.50%	03/15/23	1,889,160
435,000	Marcus Corp. (The) (a)	5.00%	09/15/25	881,122
590,000	Sea Ltd. (a)	2.38%	12/01/25	1,679,656
				8,458,382
	Equity Real Estate Investment Trusts – 1.2%
950,000	Kite Realty Group L.P. (a)	0.75%	04/01/27	957,695
1,150,000	Pebblebrook Hotel Trust	1.75%	12/15/26	1,319,050
1,045,000	Summit Hotel Properties, Inc.	1.50%	02/15/26	1,136,960
				3,413,705
	Health Care Equipment & Supplies – 4.5%
915,000	CONMED Corp.	2.63%	02/01/24	1,514,943
960,000	Cutera, Inc. (a)	2.25%	03/15/26	1,082,400
260,000	DexCom, Inc.	0.75%	12/01/23	613,600
2,625,000	DexCom, Inc. (a)	0.25%	11/15/25	2,638,125
670,000	Envista Holdings Corp. (a)	2.38%	06/01/25	1,437,552
1,850,000	Insulet Corp.	0.38%	09/01/26	2,660,531
435,000	Integra LifeSciences Holdings Corp.	0.50%	08/15/25	502,990
1,000,000	Novocure, Ltd. (a)	(c)	11/01/25	1,426,875
945,000	NuVasive, Inc.	0.38%	03/15/25	985,753
				12,862,769
	Health Care Providers & Services – 1.1%
233,000	Anthem, Inc.	2.75%	10/15/42	1,235,925
1,485,000	Guardant Health, Inc. (a)	(c)	11/15/27	1,953,703
				3,189,628
	Health Care Technology – 1.2%
3,200,000	Teladoc Health, Inc. (a)	1.25%	06/01/27	3,594,000
	Hotels, Restaurants & Leisure – 6.9%
635,000	Bloomin’ Brands, Inc.	5.00%	05/01/25	1,756,966
1,700,000	Booking Holdings, Inc.	0.75%	05/01/25	2,578,900
815,000	Carnival Corp.	5.75%	04/01/23	2,405,495
1,130,000	DraftKings, Inc. (a)	(c)	03/15/28	1,084,235
1,100,000	Marriott Vacations Worldwide Corp. (a)	(c)	01/15/26	1,306,250
2,140,000	NCL Corp. Ltd. (a)	5.38%	08/01/25	4,061,720
275,000	Penn National Gaming, Inc.	2.75%	05/15/26	1,063,563
2,465,000	Royal Caribbean Cruises Ltd. (a)	4.25%	06/15/23	3,471,952
960,000	Shake Shack, Inc. (a)	(c)	03/01/28	912,600
1,185,000	Vail Resorts, Inc. (a)	(c)	01/01/26	1,262,766
				19,904,447
	Insurance – 0.7%
1,375,000	AXA S.A. (a)	7.25%	05/15/21	2,026,406
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Interactive Media & Services – 5.6%
$805,000	Eventbrite, Inc. (a)	0.75%	09/15/26	$884,997
1,955,000	Match Group Financeco 2, Inc. (a)	0.88%	06/15/26	3,610,660
1,775,000	Snap, Inc.	0.75%	08/01/26	4,879,031
1,125,000	Snap, Inc. (a)	(c)	05/01/27	1,156,641
1,025,000	Twitter, Inc.	0.25%	06/15/24	1,257,900
2,095,000	Zillow Group, Inc.	2.75%	05/15/25	4,337,959
				16,127,188
	Internet & Direct Marketing Retail – 4.0%
1,900,000	Etsy, Inc. (a)	0.13%	09/01/27	2,464,062
370,000	Farfetch Ltd.	3.75%	05/01/27	1,173,825
825,000	Fiverr International Ltd. (a)	(c)	11/01/25	1,002,870
660,000	MercadoLibre, Inc.	2.00%	08/15/28	2,352,075
1,395,000	Pinduoduo, Inc.	(c)	12/01/25	1,463,355
600,000	Wayfair, Inc.	1.13%	11/01/24	1,549,140
1,540,000	Wayfair, Inc. (a)	0.63%	10/01/25	1,604,488
				11,609,815
	IT Services – 6.4%
1,100,000	21 Vianet Group, Inc. (a)	(c)	02/01/26	976,250
1,000,000	Akamai Technologies, Inc.	0.13%	05/01/25	1,256,500
820,000	MongoDB, Inc.	0.25%	01/15/26	1,274,075
1,625,000	Okta, Inc.	0.13%	09/01/25	2,509,609
363,000	Sabre GLBL, Inc.	4.00%	04/15/25	766,293
823,000	Shift4Payments, Inc. (a)	(c)	12/15/25	1,159,442
760,000	Shopify, Inc.	0.13%	11/01/25	894,425
1,725,000	Square, Inc.	0.50%	05/15/23	5,439,950
690,000	Twilio, Inc.	0.25%	06/01/23	3,582,825
700,000	Wix.com Ltd. (a)	(c)	08/15/25	772,625
				18,631,994
	Leisure Products – 0.5%
865,000	Callaway Golf, Co.	2.75%	05/01/26	1,562,947
	Life Sciences Tools & Services – 1.4%
660,000	Illumina, Inc.	0.50%	06/15/21	1,018,462
350,000	NanoString Technologies, Inc.	2.63%	03/01/25	649,460
990,000	NeoGenomics, Inc.	0.25%	01/15/28	1,004,873
760,000	Repligen Corp.	0.38%	07/15/24	1,434,044
				4,106,839
	Machinery – 2.0%
630,000	Chart Industries, Inc. (a)	1.00%	11/15/24	1,750,219
960,000	Greenbrier Cos., Inc (The) (a)	2.88%	04/15/28	1,046,400
1,385,000	Meritor, Inc.	3.25%	10/15/37	1,552,066
875,000	Middleby Corp. (The) (a)	1.00%	09/01/25	1,312,937
				5,661,622
	Marine – 0.4%
890,000	Seaspan Corp. (a)	3.75%	12/15/25	1,082,240
	Media – 1.4%
1,260,000	DISH Network Corp. (a)	(c)	12/15/25	1,546,020
1,000,000	Liberty Media Corp.	1.38%	10/15/23	1,306,188
880,000	TechTarget, Inc. (a)	0.13%	12/15/25	1,106,688
				3,958,896

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Metals & Mining – 1.8%
$1,155,000	Allegheny Technologies, Inc. (a)	3.50%	06/15/25	$1,947,676
865,000	Cleveland-Cliffs, Inc.	1.50%	01/15/25	2,024,965
1,260,000	MP Materials Corp. (a)	0.25%	04/01/26	1,204,088
				5,176,729
	Mortgage Real Estate Investment Trusts – 0.2%
565,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(c)	08/15/23	678,706
	Oil, Gas & Consumable Fuels – 2.1%
475,000	Antero Resources Corp. (a)	4.25%	09/01/26	1,088,367
180,000	Centennial Resource Production LLC	3.25%	04/01/28	177,534
755,000	CNX Resources Corp.	2.25%	05/01/26	962,625
700,000	Green Plains, Inc. (a)	4.00%	07/01/24	1,424,770
1,635,000	Pioneer Natural Resources Co. (a)	0.25%	05/15/25	2,488,470
				6,141,766
	Pharmaceuticals – 1.3%
900,000	Jazz Investments I Ltd. (a)	2.00%	06/15/26	1,155,375
1,800,000	Pacira BioSciences, Inc. (a)	0.75%	08/01/25	2,004,750
550,000	Revance Therapeutics, Inc.	1.75%	02/15/27	634,219
				3,794,344
	Professional Services – 0.8%
825,000	FTI Consulting, Inc.	2.00%	08/15/23	1,195,013
775,000	KBR, Inc.	2.50%	11/01/23	1,254,337
				2,449,350
	Real Estate Management & Development – 0.4%
950,000	Redfin Corp. (a)	(c)	10/15/25	1,148,550
	Road & Rail – 1.1%
900,000	Lyft, Inc. (a)	1.50%	05/15/25	1,442,700
1,575,000	Uber Technologies, Inc. (a)	(c)	12/15/25	1,660,093
				3,102,793
	Semiconductors & Semiconductor Equipment – 6.7%
505,000	Canadian Solar, Inc. (a)	2.50%	10/01/25	667,257
585,000	Cree, Inc.	1.75%	05/01/26	1,282,963
405,000	Enphase Energy, Inc. (a)	0.25%	03/01/25	765,450
1,315,000	Enphase Energy, Inc. (a)	(c)	03/01/28	1,159,758
525,000	Inphi Corp.	0.75%	04/15/25	769,453
945,000	MACOM Technology Solutions Holdings, Inc. (a)	0.25%	03/15/26	946,181
1,355,000	Microchip Technology, Inc.	1.63%	02/15/27	3,009,475
237,000	Micron Technology, Inc., Series D	3.13%	05/01/32	2,042,063
740,000	Nova Measuring Instruments Ltd. (a)	(c)	10/15/25	1,007,787
1,405,000	ON Semiconductor Corp.	1.63%	10/15/23	2,744,141
640,000	SMART Global Holdings, Inc.	2.25%	02/15/26	855,616
1,125,000	Synaptics, Inc.	0.50%	06/15/22	2,146,641
505,000	Teradyne, Inc.	1.25%	12/15/23	1,998,222
				19,395,007
	Software – 12.0%
1,070,000	Bentley Systems, Inc. (a)	0.13%	01/15/26	1,138,213
450,000	Blackline, Inc.	0.13%	08/01/24	749,250
962,000	Box, Inc. (a)	(c)	01/15/26	1,052,236
545,000	Cerence Inc. (a)	3.00%	06/01/25	1,469,054
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Software (Continued)
$1,975,000	Coupa Software, Inc. (a)	0.38%	06/15/26	$2,286,062
267,000	DocuSign, Inc.	0.50%	09/15/23	831,204
1,190,000	Dropbox, Inc. (a)	(c)	03/01/28	1,185,240
650,000	FireEye, Inc.	0.88%	06/01/24	738,969
905,000	Five9, Inc. (a)	0.50%	06/01/25	1,378,705
1,160,000	HubSpot, Inc. (a)	0.38%	06/01/25	2,247,500
1,130,000	LivePerson, Inc. (a)	(c)	12/15/26	1,139,153
515,000	MicroStrategy, Inc. (a)	0.75%	12/15/25	952,750
675,000	Mitek Systems, Inc. (a)	0.75%	02/01/26	713,391
1,045,000	Nuance Communications, Inc.	1.00%	12/15/35	2,299,627
3,200,000	Palo Alto Networks, Inc.	0.75%	07/01/23	4,512,000
850,000	Q2 Holdings, Inc. (a)	0.13%	11/15/25	862,560
1,125,000	RingCentral, Inc.	(c)	03/01/25	1,279,449
385,000	Sailpoint Technologies Holdings, Inc.	0.13%	09/15/24	696,080
235,000	ServiceNow, Inc.	(c)	06/01/22	881,984
1,010,000	Splunk, Inc.	0.50%	09/15/23	1,122,994
815,000	Verint Systems, Inc. (a)	0.25%	04/15/26	825,943
1,700,000	Workday, Inc.	0.25%	10/01/22	2,901,730
1,515,000	Zendesk, Inc. (a)	0.63%	06/15/25	2,230,837
750,000	Zscaler, Inc. (a)	0.13%	07/01/25	1,061,250
				34,556,181
	Specialty Retail – 3.6%
430,000	American Eagle Outfitters, Inc.	3.75%	04/15/25	1,732,900
940,000	Burlington Stores, Inc.	2.25%	04/15/25	1,504,587
850,000	Dick’s Sporting Goods, Inc.	3.25%	04/15/25	2,091,000
1,125,000	Guess?, Inc.	2.00%	04/15/24	1,411,172
660,000	National Vision Holdings, Inc.	2.50%	05/15/25	1,146,338
710,000	RH	(c)	06/15/23	2,516,098
				10,402,095
	Technology Hardware, Storage & Peripherals – 0.3%
690,000	Pure Storage, Inc.	0.13%	04/15/23	735,713
	Textiles, Apparel & Luxury Goods – 0.5%
685,000	Under Armour, Inc. (a)	1.50%	06/01/24	1,432,934
	Total Convertible Corporate Bonds			248,539,759
	(Cost $183,781,118)
Shares	Description	Stated Rate	Stated Maturity (d)	Value
CONVERTIBLE PREFERRED SECURITIES – 11.5%
	Auto Components – 0.9%
15,850	Aptiv PLC, Series A	5.50%	06/15/23	2,588,305
	Capital Markets – 0.7%
25,300	KKR & Co., Inc., Series C	6.00%	09/15/23	1,896,994
	Electric Utilities – 0.8%
47,500	NextEra Energy, Inc.	5.28%	03/01/23	2,392,575
	Health Care Equipment & Supplies – 1.9%
13,845	Boston Scientific Corp., Series A	5.50%	06/01/23	1,627,895
1,800	Danaher Corp., Series A	4.75%	04/15/22	3,084,318
525	Danaher Corp., Series B	5.00%	04/15/23	745,448
				5,457,661

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity (d)	Value
CONVERTIBLE PREFERRED SECURITIES (Continued)
	Internet & Direct Marketing Retail – 0.5%
775	2020 Mandatory Exchangeable Trust (a)	6.50%	05/16/23	$1,409,647
	Life Sciences Tools & Services – 1.1%
31,500	Avantor, Inc., Series A	6.25%	05/15/22	3,113,460
	Machinery – 1.8%
7,775	Colfax Corp.	5.75%	01/15/22	1,428,890
1,815	Fortive Corp., Series A	5.00%	07/01/21	1,803,202
15,500	Stanley Black & Decker, Inc.	5.25%	11/15/22	1,891,155
				5,123,247
	Media – 0.3%
14,025	ViacomCBS, Inc., Series A	5.75%	04/01/24	1,017,373
	Metals & Mining – 0.7%
27,700	ArcelorMittal S.A.	5.50%	05/18/23	1,906,314
	Semiconductors & Semiconductor Equipment – 2.0%
3,960	Broadcom, Inc., Series A	8.00%	09/30/22	5,739,822
	Wireless Telecommunication Services – 0.8%
2,100	2020 Cash Mandatory Exchangeable Trust (a)	5.25%	06/01/23	2,471,343
	Total Convertible Preferred Securities			33,116,741
	(Cost $24,534,194)
	Total Investments – 97.6%			281,656,500
	(Cost $208,315,312) (e)
Net Other Assets and Liabilities – 2.4%	7,062,662
Net Assets – 100.0%	$288,719,162

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by SSI Investment Management LLC (“SSI”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2021, securities noted as such amounted to $112,054,080 or 38.8% of net assets.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Zero coupon security.
(d)	Stated maturity represents the mandatory conversion date.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $74,981,033 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,639,845. The net unrealized appreciation was $73,341,188.
EUR	Euro
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds*	$ 248,539,759	$ —	$ 248,539,759	$ —
Convertible Preferred Securities:
Health Care Equipment & Supplies	5,457,661	4,712,213	745,448	—
Internet & Direct Marketing Retail	1,409,647	—	1,409,647	—
Wireless Telecommunication Services	2,471,343	—	2,471,343	—
Other industry categories*	23,778,090	23,778,090	—	—
Total Investments	$ 281,656,500	$ 28,490,303	$ 253,166,197	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Assets and Liabilities
April 30, 2021 (Unaudited)
ASSETS:
Investments, at value (Cost $208,315,312)	$ 281,656,500
Cash	7,557,072
Receivables:
Fund shares sold	10,337,987
Investment securities sold	1,530,081
Interest	600,411
Dividends	29,412
Total Assets	301,711,463
LIABILITIES:
Payables:
Investment securities purchased	12,775,133
Investment advisory fees	217,168
Total Liabilities	12,992,301
NET ASSETS	$288,719,162
NET ASSETS consist of:
Paid-in capital	$ 165,079,166
Par value	56,000
Accumulated distributable earnings (loss)	123,583,996
NET ASSETS	$288,719,162
NET ASSET VALUE, per share	$51.56
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	5,600,002
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statement of Operations
For the Six Months Ended April 30, 2021 (Unaudited)
INVESTMENT INCOME:
Dividends	$ 697,206
Interest	(2,856,647)
Total investment income	(2,159,441)
EXPENSES:
Investment advisory fees	1,408,192
Total expenses	1,408,192
NET INVESTMENT INCOME (LOSS)	(3,567,633)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	59,113,570
Foreign currency transactions	(2,904)
Net realized gain (loss)	59,110,666
Net change in unrealized appreciation (depreciation) on:
Investments	15,814,198
Foreign currency translation	99
Net change in unrealized appreciation (depreciation)	15,814,297
NET REALIZED AND UNREALIZED GAIN (LOSS)	74,924,963
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 71,357,330

See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended 10/31/2020
OPERATIONS:
Net investment income (loss)	$ (3,567,633)	$ (2,981,635)
Net realized gain (loss)	59,110,666	9,201,568
Net change in unrealized appreciation (depreciation)	15,814,297	39,005,257
Net increase (decrease) in net assets resulting from operations	71,357,330	45,225,190
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,599,471)	(3,308,156)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	46,081,391	106,145,960
Cost of shares redeemed	(61,922,166)	(105,418,747)
Net increase (decrease) in net assets resulting from shareholder transactions	(15,840,775)	727,213
Total increase (decrease) in net assets	51,917,084	42,644,247
NET ASSETS:
Beginning of period	236,802,078	194,157,831
End of period	$288,719,162	$236,802,078
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	5,900,002	6,150,002
Shares sold	950,000	3,050,000
Shares redeemed	(1,250,000)	(3,300,000)
Shares outstanding, end of period	5,600,002	5,900,002
See Notes to Financial Statements

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,				Period Ended 10/31/2016 (a)
		2020	2019	2018	2017
Net asset value, beginning of period	$ 40.14	$ 31.57	$ 28.72	$ 29.01	$ 25.21	$ 25.00
Income from investment operations:
Net investment income (loss)	(0.68)	(0.55)	(0.24)	(0.09)	(0.14)	(0.24)
Net realized and unrealized gain (loss)	12.70	9.65	3.58	0.52	4.45	0.90
Total from investment operations	12.02	9.10	3.34	0.43	4.31	0.66
Distributions paid to shareholders from:
Net investment income	(0.24)	(0.53)	(0.49)	(0.67)	(0.51)	(0.45)
Net realized gain	(0.36)	—	—	(0.05)	—	—
Total distributions	(0.60)	(0.53)	(0.49)	(0.72)	(0.51)	(0.45)
Net asset value, end of period	$51.56	$40.14	$31.57	$28.72	$29.01	$25.21
Total return (b)	30.02%	29.10%	11.72%	1.46%	17.29%	2.68%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 288,719	$ 236,802	$ 194,158	$ 202,467	$ 58,016	$ 7,564
Ratio of total expenses to average net assets	0.95% (c)	0.95%	0.95%	0.95%	0.95%	0.95% (c)
Ratio of net investment income (loss) to average net assets	(2.41)% (c)	(1.36)%	(0.63)%	(2.16)%	(1.86)%	(2.34)% (c)
Portfolio turnover rate (d)	67%	119%	64%	71%	56%	54%

(a)	Inception date is November 3, 2015, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2021 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of ten funds that are offering shares. This report covers the First Trust SSI Strategic Convertible Securities ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FCVT” on The Nasdaq Stock Market LLC (“Nasdaq”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S. and non-U.S. convertible securities. There can be no assurances that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Convertible preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Convertible corporate bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2021 (Unaudited)
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the sub-advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management;
11)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
12)	other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2021 (Unaudited)
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2021, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Fund invests in convertible securities that are acquired at a price significantly above the principal value. Consequently, the amortization of premium may exceed the interest income earned on the securities.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2021 (Unaudited)
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2020, was as follows:
Distributions paid from:
Ordinary income	$3,308,156
Capital gains	—
Return of capital	—
As of October 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	2,284,319
Net unrealized appreciation (depreciation)	53,541,818
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, for federal income tax purposes, the Fund had no capital loss carryforwards available to the extent provided by regulations to offset future capital gains.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Fund had no net ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018, 2019, and 2020 remain open to federal and state audit. As of April 30, 2021, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
The Fund and First Trust have retained SSI Investment Management LLC (“SSI” or the “Sub-Advisor”) to serve as its investment sub-advisor. In this capacity, SSI is responsible for the selection and on-going monitoring of the securities in the Fund’s investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise SSI and its management of the investment of the Fund’s assets and will pay SSI for its services as the Fund’s sub-advisor. First Trust will also be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. SSI receives a sub-advisory fee from First Trust equal to 50% of any remaining monthly investment management fee paid to First Trust after the average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2021 (Unaudited)
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2021, were $190,737,034 and $212,815,377, respectively.
For the six months ended April 30, 2021, the Fund had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale

Notes to Financial Statements (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2021 (Unaudited)
of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2022.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2021 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust SSI Strategic Convertible Securities ETF (FCVT)
April 30, 2021 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 26, 2021 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee’s annual meeting held on March 16, 2021 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
SSI Investment Management LLC
9440 Santa Monica Blvd, 8th Floor
Beverly Hills, CA 90210
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Long Duration Opportunities ETF (LGOV)

----------------------------
     Semi-Annual Report
     For the Six Months
           Ended
       April 30, 2021
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2021

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Long Duration Opportunities ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Long Duration Opportunities ETF (the "Fund"), which contains detailed information about the Fund for the six months ended April 30, 2021.

I would like to begin my remarks by saying that this is a time for all of us to be thankful. It is astounding to me that our scientists and extended health care community successfully discovered, developed, and distributed multiple effective vaccines to treat the coronavirus ("COVID-19") in the span of just 15 months.
Suffice it to say that we are witnessing history in the making. We even received some good news recently with respect to wearing masks in public, a polarizing act for many politicians and Americans. The Centers for Disease Control and
Prevention released a new set of guidelines in mid-May for those individuals who have been fully vaccinated. It essentially says fully vaccinated Americans can quit wearing their masks outdoors (even in crowds), in most indoor settings, and can drop social distancing altogether. This is a big step towards expediting the reopening of the U.S. economy.

For those who may not know, we subscribe to the buy-and-hold philosophy of investing here at First Trust Advisors L.P., even though it means enduring lots of tough times. While the notion of being able to time the market is seductive on its face, very few investors are skilled enough to make it work over time. I can think of no better example than the COVID-19 pandemic. The degree of uncertainty surrounding the onset of the virus alone was enough to make the average investor want to run for cover. And if that was not enough, the 33.8%
plunge in the S&P 500(R) Index (the "Index") from February 19, 2020, through
March 23, 2020 (23 trading days) was a real gut check for most of us. But a funny thing happened on the way to another potential collapse of the market - it did not happen. In fact, thanks to the U.S. Federal government stepping up with trillions of dollars of timely fiscal and monetary support, the stock market roared. From March 23, 2020 through May 14, 2021, the Index posted a total return of 90.14%, according to Bloomberg. What a shame for those investors who may have moved some, or all, of their capital out of equities. What looked like a great time to de-risk turned out to be just the opposite.

The overall climate for investing looks bright for a few reasons. First, U.S.
real gross domestic product ("GDP") growth is expected to grow by 6.4%
year-over-year in 2021, according to the International Monetary Fund. The last time the U.S. economy grew that fast was in 1984, when real GDP growth reached
7.2%. Second, corporate earnings are expected to recover from their 2020 slide.
Bloomberg's consensus year-over-year earnings growth rate estimates for the
Index for 2021 and 2022 were 33.17% and 12.87%, respectively, as of May 14,
2021. That is a significant rebound from the 12.44% decline in earnings in 2020.
Third, inflation is rising, and that is exactly what the Federal Reserve has been wanting for some time. Central banks around the world have spent years battling deflationary pressures, so a little bit of inflation is welcome at this stage of the recovery. Lastly, the U.S. labor market is robust despite the talk about the millions of people who lost their jobs in the COVID-19 pandemic and are living off unemployment benefits. As of March 31, 2021, there were 8.12 million job openings in the U.S., the highest total since record-keeping began in December 2000, according to the Bureau of Labor Statistics. We need to get people back to work.

While it seems fashionable to sell fear these days, we choose to follow the data. Remember, the Index has never failed to fully recoup the losses sustained in a market correction or bear market. Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

The First Trust Long Duration Opportunities ETF's (the "Fund") primary investment objective is to generate current income with a focus on preservation of capital. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities, including publicly-issued U.S.
Treasury securities and mortgage-related securities. The Fund may also invest in exchange-traded funds ("ETFs") that principally invest in such securities. The
Fund may purchase mortgage-related securities in "to-be-announced" transactions
("TBA Transactions"), including mortgage dollar rolls.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL            CUMULATIVE
                                                                                            TOTAL RETURNS           TOTAL RETURNS
                                                     6 Months Ended     1 Year Ended     Inception (1/22/19)     Inception (1/22/19)
                                                        4/30/21           4/30/21            to 4/30/21              to 4/30/21
FUND PERFORMANCE
NAV                                                      -4.07%            -5.44%               7.41%                  17.60%
Market Price                                             -4.80%            -4.46%               7.39%                  17.55%

INDEX PERFORMANCE
ICE BofA 5+ Year US Treasury Index                       -7.52%            -9.71%               6.73%                  15.93%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the periods since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund a the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

---------------------------------------------------------------
                                                  % OF NET
FUND ALLOCATION                                    ASSETS
---------------------------------------------------------------
U.S. Government Agency Mortgage-Backed
   Securities                                       70.5%
U.S. Government Bonds and Notes                      3.3
Money Market Funds                                  28.3
Call Options Purchased                               0.0*
Put Options Purchased                                0.0*
Net Other Assets and Liabilities(1)                 (2.1)
                                                  -------
   Total                                           100.0%
                                                  =======

*Amount is less than 0.05%.

---------------------------------------------------------------
                                              % OF TOTAL LONG
                                                FIXED-INCOME
CREDIT QUALITY(2)                            INVESTMENTS & CASH
---------------------------------------------------------------
Government and Agency                               72.0%
Cash & Cash Equivalents                             28.0
                                                  -------
   Total                                           100.0%
                                                  =======

---------------------------------------------------------------
                                               % OF LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS(3)
---------------------------------------------------------------
Government National Mortgage Association,
   Series 2010-61, Class KE, 5.00%, 05/16/40         6.2%
Federal Home Loan Mortgage Corporation
   Multifamily Structured Pass Through
   Certificates, Series 2018-K158, Class A2,
   3.90%, 12/25/30                                   5.0
Federal Home Loan Mortgage Corporation
   Multifamily Structured Pass Through
   Certificates, Series 2018-K158, Class A3,
   3.90%, 10/25/33                                   4.5
U.S. Treasury Bond, 1.25%, 05/15/50                  4.5
Federal Home Loan Mortgage Corporation
   Multifamily Structured Pass Through
   Certificates, Series 2018-K156, Class A3,
   3.70%, 06/25/33                                   4.5
Federal National Mortgage Association, Pool
   TBA, 2.50%, 06/15/51                              4.0
Federal National Mortgage Association,
   Series 2015-66, Class CL, 3.50%, 07/25/41         3.9
Federal National Mortgage Association,
   Series 2016-101, Class ZP, 3.50%, 01/25/47        2.8
Federal Home Loan Mortgage Corporation
   Multifamily Structured Pass Through
   Certificates, Series 2021-K123, Class
   XAM, IO, 1.07%, 12/25/30                          2.7
Federal Home Loan Mortgage Corporation
   Multifamily Structured Pass Through
   Certificates, Series 2021-K124, Class
   XAM, IO, 1.03%, 01/25/31                          2.7
                                                  -------
      Total                                         40.8%
                                                  =======

---------------------------------------------------------------
WEIGHTED AVERAGE EFFECTIVE NET DURATION
---------------------------------------------------------------
April 30, 2021                                   11.0 Years
High - March 31, 2021                            11.8 Years
Low - April 30, 2021                             11.0 Years

-----------------------------

(1)   Includes variation margin on futures.

(2)   The ratings are by Standard & Poor's Ratings Group, a division of The
      McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings.
      Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher.
      The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares.
      U.S. Treasury and U.S. Agency mortgage-backed securities appear under
      "Government and Agency". Credit ratings are subject to change.

(3)   Percentages are based on the long positions only. Money market funds are excluded.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JANUARY 22, 2019 - APRIL 30, 2021

            First Trust Long Duration   ICE BofA 5+ Year
                Opportunities ETF       US Treasury Index
1/22/19              $10,000                 $10,000
4/30/19               10,425                  10,273
10/31/19              11,408                  11,321
4/30/20               12,436                  12,839
10/31/20              12,259                  12,536
4/30/21               11,760                  11,593


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2021 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to First Trust Long Duration Opportunities ETF (the "Fund" or "LGOV").
First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

JAMES SNYDER - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER, FIRST
   TRUST SECURITIZED PRODUCTS GROUP

JEREMIAH CHARLES - SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER, FIRST
   TRUST SECURITIZED PRODUCTS GROUP

                                                                          Page 5


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2021 (UNAUDITED)

As a shareholder of First Trust Long Duration Opportunities ETF (the "Fund"),
you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE        DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2020     APRIL 30, 2021      PERIOD (a)       PERIOD (a) (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
Actual                                              $1,000.00           $  959.30            0.65%             $3.16
Hypothetical (5% return before expenses)            $1,000.00           $1,021.57            0.65%             $3.26


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2020 through April 30, 2021), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2021 (UNAUDITED)


    PRINCIPAL                                                                          STATED        STATED
      VALUE                                 DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 70.5%
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 27.8%
                  Federal Home Loan Mortgage Corporation
$        186,159     Series 2003-2649, Class IM, IO...............................      7.00%       07/15/33    $         42,894
         264,000     Series 2010-3653, Class UJ...................................      5.00%       04/15/40             318,252
         344,076     Series 2013-4239, Class OU, PO...............................       (a)        07/15/43             263,256
         137,194     Series 2013-4255, Class SN, 1 Mo. LIBOR (x) -2.67 +
                        12.27% (b)................................................     11.96%       05/15/35             171,591
         308,354     Series 2020-4980, Class ZU...................................      3.00%       06/25/50             308,533
                  Federal National Mortgage Association
         136,845     Series 2005-69, Class JI, IO.................................      6.00%       08/25/35              28,885
         415,062     Series 2005-74, Class NZ.....................................      6.00%       09/25/35             555,541
         957,656     Series 2005-113, Class AI, IO, 1 Mo. LIBOR (x) -1 +
                        7.23% (b).................................................      7.12%       01/25/36             200,487
         131,565     Series 2008-94, Class JS, 1 Mo. LIBOR (x) -6 + 30.00% (b)....     29.36%       04/25/36             225,105
         433,000     Series 2012-93, Class LY.....................................      2.50%       09/25/42             432,042
          85,760     Series 2015-34, Class OK, PO.................................       (a)        03/25/44              83,734
         944,376     Series 2015-66, Class CL.....................................      3.50%       07/25/41           1,017,120
         298,685     Series 2016-23, Class PL.....................................      3.00%       11/25/45             310,268
         670,536     Series 2016-101, Class ZP....................................      3.50%       01/25/47             729,925
         395,045     Series 2018-9, Class PL......................................      3.50%       02/25/48             430,899
         169,905     Series 2018-94, Class KZ.....................................      4.50%       01/25/49             211,615
          89,950     Series 2018-94, Class LZ.....................................      4.50%       01/25/49             111,589
         710,669     Series 2020-17, Class L......................................      2.50%       03/25/50             687,442
                  Government National Mortgage Association
         278,158     Series 2009-32, Class ZA.....................................      5.50%       05/20/39             335,207
       1,292,000     Series 2010-61, Class KE.....................................      5.00%       05/16/40           1,625,824
         587,251     Series 2015-168, Class GI, IO................................      5.50%       02/16/33              84,658
         403,000     Series 2018-112, Class CG....................................      3.50%       08/20/48             435,420
         430,680     Series 2018-125, Class KZ....................................      3.50%       09/20/48             464,742
         339,889     Series 2019-132, Class NZ....................................      3.50%       10/20/49             376,093
         343,000     Series 2020-83, Class KY.....................................      3.00%       06/20/50             360,860
                                                                                                                ----------------
                                                                                                                       9,811,982
                                                                                                                ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 37.9%
                  Federal Home Loan Mortgage Corporation Multifamily Structured
                     Pass Through Certificates
       7,714,466     Series 2014-K036, Class X1, IO (c)...........................      0.86%       10/25/23             121,825
          55,000     Series 2017-K153, Class A3...................................      3.12%       10/25/31              60,901
       1,000,000     Series 2018-K156, Class A3...................................      3.70%       06/25/33           1,159,403
      39,846,207     Series 2018-K156, Class X1, IO (c)...........................      0.21%       06/25/33             419,744
         570,000     Series 2018-K157, Class A3...................................      3.99%       08/25/33             678,284
       1,100,000     Series 2018-K158, Class A2...................................      3.90%       12/25/30           1,293,201
       1,000,000     Series 2018-K158, Class A3...................................      3.90%       10/25/33           1,180,655
       4,645,000     Series 2019-K093, Class XAM, IO (c)..........................      1.33%       05/25/29             410,293
       1,695,386     Series 2019-K095, Class X1, IO (c)...........................      1.08%       06/25/29             114,737
       1,200,000     Series 2019-K095, Class XAM, IO (c)..........................      1.37%       06/25/29             111,290
         520,000     Series 2019-K1510, Class A2..................................      3.72%       01/25/31             598,931
          60,000     Series 2019-K1510, Class A3..................................      3.79%       01/25/34              70,260
       4,870,000     Series 2020-K109, Class XAM, IO (c)..........................      1.92%       04/25/30             708,239
       6,850,000     Series 2020-K120, Class XAM, IO (c)..........................      1.31%       10/25/30             710,438
       1,998,061     Series 2020-K1515, Class X1, IO (c)..........................      1.64%       02/25/35             313,665
       2,645,021     Series 2020-K1516, Class X1, IO (c)..........................      1.63%       05/25/35             438,936
       3,498,006     Series 2020-K1517, Class X1, IO (c)..........................      1.45%       07/25/35             510,384
       8,375,000     Series 2021-K123, Class XAM, IO..............................      1.07%       12/25/30             713,926
       8,690,000     Series 2021-K124, Class XAM, IO (c)..........................      1.03%       01/25/31             712,876
      10,125,000     Series 2021-K125, Class XAM, IO (c)..........................      0.87%       01/25/31             705,368


                        See Notes to Financial Statements                 Page 7


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


    PRINCIPAL                                                                          STATED        STATED
      VALUE                                 DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ----------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  Government National Mortgage Association
$        768,760     Series 2020-145, Class BD (d)................................      2.30%       03/16/63    $        648,393
         840,842     Series 2020-159, Class Z (d).................................      2.50%       10/16/62             646,532
         466,847     Series 2020-197, Class Z (c).................................      2.25%       10/16/62             332,264
         203,249     Series 2021-4, Class Z (c)...................................      2.00%       09/16/62             127,265
         874,319     Series 2021-28, Class Z (c)..................................      2.00%       10/16/62             590,308
                                                                                                                ----------------
                                                                                                                      13,378,118
                                                                                                                ----------------
                  PASS-THROUGH SECURITIES -- 4.8%
                  Federal Home Loan Mortgage Corporation
         584,836     Pool U99176..................................................      4.00%       12/01/47             650,304
                  Federal National Mortgage Association
       1,000,000     Pool TBA (e).................................................      2.50%       06/15/51           1,034,808
                                                                                                                ----------------
                                                                                                                       1,685,112
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.....................................        24,875,212
                  (Cost $24,970,950)                                                                            ----------------

U.S. GOVERNMENT BONDS AND NOTES -- 3.3%
       1,500,000  U.S. Treasury Bond..............................................      1.25%       05/15/50           1,162,149
                                                                                                                ----------------
                  TOTAL U.S. GOVERNMENT BONDS AND NOTES.......................................................         1,162,149
                  (Cost $1,399,922)                                                                             ----------------



     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
MONEY MARKET FUNDS -- 28.3%
      10,005,209  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio -
                     Institutional Class - 0.01% (f)..........................................................        10,005,209
                  (Cost $10,005,209)                                                                            ----------------

                  TOTAL INVESTMENTS -- 102.1%.................................................................        36,042,570
                  (Cost $36,376,081) (g)                                                                        ----------------



   NUMBER OF                                                            NOTIONAL      EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                         AMOUNT        PRICE          DATE           VALUE
----------------  --------------------------------------------------  ------------  ------------  ------------  ----------------
PURCHASED OPTIONS - 0.0%
CALL OPTIONS PURCHASED -- 0.0%
              29  U.S. 5-Year Treasury Futures Call.................  $  3,594,188    $ 124.00      05/21/21               7,023
              20  U.S. 5-Year Treasury Futures Call.................     2,478,750      124.25      05/21/21               2,500
                                                                                                                ----------------
                  TOTAL CALL OPTIONS PURCHASED................................................................             9,523
                  (Cost $14,861)                                                                                ----------------

PUT OPTIONS PURCHASED -- 0.0%
               6  U.S. Treasury Long Bond Futures Put...............       943,500      155.00      05/21/21               3,187
               3  U.S. Treasury Long Bond Futures Put...............       471,750      156.00      05/21/21               2,391
               3  U.S. Treasury Long Bond Futures Put...............       471,750      157.00      05/21/21               3,516
               3  U.S. Treasury Long Bond Futures Put...............       466,969      154.00      06/25/21               4,406
                                                                                                                ----------------
                  TOTAL PUT OPTIONS PURCHASED.................................................................            13,500
                  (Cost $15,065)                                                                                ----------------

                  TOTAL PURCHASED OPTIONS.....................................................................            23,023
                  (Cost $29,926)                                                                                ----------------

                  NET OTHER ASSETS AND LIABILITIES -- (2.1)%..................................................          (745,874)
                                                                                                                ----------------
                  NET ASSETS -- 100.0%........................................................................  $     35,319,719
                                                                                                                ================


Page 8                  See Notes to Financial Statements


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)

FUTURES CONTRACTS AT APRIL 30, 2021 (See Note 2D - Futures Contracts in the
Notes to Financial Statements)



                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                                       NUMBER OF   EXPIRATION      NOTIONAL     (DEPRECIATION)/
                   FUTURES CONTRACTS                      POSITION     CONTRACTS      DATE          VALUE            VALUE
-------------------------------------------------------  -----------  -----------  -----------  --------------  ----------------
U.S. 2-Year Treasury Notes                                  Long           5        Jun-2021    $    1,103,789  $             62
U.S. 5-Year Treasury Notes                                  Long           9        Jun-2021         1,115,438              (139)
U.S. Treasury Long Bond Futures                             Long          24        Jun-2021         3,774,000            23,427
U.S. Treasury Ultra Bond Futures                            Long           8        Jun-2021         1,487,250             4,465
                                                                                                --------------  ----------------
                                                                                                $    7,480,477  $         27,815
                                                                                                ==============  ================


(a)   Zero coupon security.

(b)   Inverse floating rate security.

(c)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(d)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(e)   All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls and TBA Transactions in the
      Notes to Financial Statements).

(f)   Rate shown reflects yield as of April 30, 2021.

(g)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $829,780 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,142,379. The net unrealized depreciation was
      $312,599. The unrealized amounts presented are inclusive of derivative contracts.

IO    - Interest-Only Security - Principal amount shown represents par value on which interests payments are based.

LIBOR - London Interbank Offered Rates

PO    - Principal-Only Security

TBA   - To-Be-Announced Security

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2021           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed Securities.....  $    24,875,212    $            --    $    24,875,212    $            --
U.S. Government Bonds and Notes.......................        1,162,149                 --          1,162,149                 --
Money Market Funds....................................       10,005,209         10,005,209                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Investments.....................................       36,042,570         10,005,209         26,037,361                 --
Call Options Purchased................................            9,523              9,523                 --                 --
Put Options Purchased.................................           13,500             13,500                 --                 --
Futures Contracts*....................................           27,954             27,954                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total.................................................  $    36,093,547    $    10,056,186    $    26,037,361    $            --
                                                        ===============    ===============    ===============    ===============

                                                       LIABILITIES TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2021           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Futures Contracts*....................................  $          (139)   $          (139)   $            --    $            --
                                                        ===============    ===============    ===============    ===============


* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

                        See Notes to Financial Statements                 Page 9


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2021 (UNAUDITED)


ASSETS:
Investments, at value..................................................      $   36,042,570
Options contracts purchased, at value .................................              23,023
Cash segregated as collateral for open futures contracts...............             137,013
Receivables:
   Investment securities sold..........................................           4,052,844
   Interest............................................................             139,359
   Variation margin....................................................               4,093
   Dividends...........................................................                  82
                                                                             --------------
   Total Assets........................................................          40,398,984
                                                                             --------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................           5,060,387
   Investment advisory fees............................................              18,878
                                                                             --------------
   Total Liabilities...................................................           5,079,265
                                                                             --------------
NET ASSETS.............................................................      $   35,319,719
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................          36,166,566
Par value..............................................................              13,000
Accumulated distributable earnings (loss)..............................            (859,847)
                                                                             --------------
NET ASSETS.............................................................      $   35,319,719
                                                                             ==============
NET ASSET VALUE, per share.............................................      $        27.17
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................           1,300,002
                                                                             ==============
Investments, at cost...................................................      $   36,376,081
                                                                             ==============
Premiums paid on options contracts purchased...........................      $       29,926
                                                                             ==============


Page 10                 See Notes to Financial Statements


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)


INTEREST:
Interest...............................................................      $      411,104
Dividends..............................................................                 810
                                                                             --------------
   Total investment income.............................................             411,914
                                                                             --------------
EXPENSES:
Investment advisory fees...............................................             102,775
                                                                             --------------
   Total expenses......................................................             102,775
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...........................................             309,139
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................             (32,310)
   Futures contracts...................................................            (644,122)
   Purchased options contracts.........................................             (41,674)
   Written options contracts...........................................              11,942
                                                                             --------------
Net realized gain (loss)...............................................            (706,164)
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................          (1,132,080)
   Futures contracts...................................................              46,434
   Purchased options contracts.........................................              (5,658)
   Written options contracts...........................................               1,091
                                                                             --------------
Net change in unrealized appreciation (depreciation)...................          (1,090,213)
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................          (1,796,377)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $   (1,487,238)
                                                                             ==============


                        See Notes to Financial Statements                Page 11


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED                YEAR
                                                                               4/30/2021             ENDED
                                                                              (UNAUDITED)          10/31/2020
                                                                           ------------------  ------------------
OPERATIONS:
Net investment income (loss)...........................................      $      309,139      $      255,307
Net realized gain (loss)...............................................            (706,164)            632,940
Net change in unrealized appreciation (depreciation)...................          (1,090,213)           (206,777)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from operations........          (1,487,238)            681,470
                                                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................            (713,702)           (478,522)
                                                                             --------------      --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................          17,240,725          11,691,878
Cost of shares redeemed................................................          (1,445,002)         (1,384,694)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions............................................          15,795,723          10,307,184
                                                                             --------------      --------------
Total increase (decrease) in net assets................................          13,594,783          10,510,132

NET ASSETS:
Beginning of period....................................................          21,724,936          11,214,804
                                                                             --------------      --------------
End of period..........................................................      $   35,319,719     $    21,724,936
                                                                             ==============      ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................             750,002             400,002
Shares sold............................................................             600,000             400,000
Shares redeemed........................................................             (50,000)            (50,000)
                                                                             --------------      --------------
Shares outstanding, end of period......................................           1,300,002             750,002
                                                                             ==============      ==============


Page 12                 See Notes to Financial Statements


FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             SIX MONTHS
                                               ENDED                 YEAR                PERIOD
                                             4/30/2021              ENDED                ENDED
                                            (UNAUDITED)           10/31/2020         10/31/2019 (a)
                                           --------------       --------------       --------------
Net asset value, beginning of period         $    28.97           $    28.04           $    25.00
                                             ----------           ----------           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.29                 0.82                 0.55
Net realized and unrealized gain (loss)           (1.45)                1.24                 2.95
                                             ----------           ----------           ----------
Total from investment operations                  (1.16)                2.06                 3.50
                                             ----------           ----------           ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.44)               (1.13)               (0.46)
Net realized gains                                (0.20)                  --                   --
                                             ----------           ----------           ----------
Total distributions                               (0.64)               (1.13)               (0.46)
                                             ----------           ----------           ----------
Net asset value, end of period               $    27.17           $    28.97           $    28.04
                                             ==========           ==========           ==========
TOTAL RETURN (b)                                  (4.07)%               7.46%               14.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $   35,320           $   21,725           $   11,215
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (c)                                      0.65% (d)            0.69% (e)            0.65% (d)
Ratio of net investment income (loss)
   to average net assets                           1.96% (d)            1.89%                2.64% (d)
Portfolio turnover rate (f)                         102% (g)             174% (g)             152% (g)


(a)   Inception date is January 22, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. The ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.65%.

(f)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)   The portfolio turnover rate not including mortgage dollar rolls was 43%,
      118% and 104% for the periods ended April 30, 2021, October 31, 2020 and
      October 31, 2019, respectively.

                        See Notes to Financial Statements                Page 13


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds that are offering shares. This report covers the First Trust Long Duration Opportunities ETF (the "Fund"), a
non-diversified series of the Trust, which trades under the ticker "LGOV" on the
NYSE Arca, Inc. ("NYSE Arca"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's primary investment objective is to generate current income with a focus on preservation of capital. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities, including publicly-issued U.S. Treasury securities and mortgage-related securities. The Fund may also invest in exchange-traded funds
("ETFs") that principally invest in such securities. The Fund's investments in mortgage-related securities may include investments in fixed or adjustable-rate securities structured as "pass-through" securities and collateralized mortgage obligations, including residential and commercial mortgage-backed securities, stripped mortgage-backed securities and real estate mortgage investment conduits. The Fund will invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies (such as Ginnie Mae), and U.S.
government-sponsored entities (such as Fannie Mae and Freddie Mac). The Fund may purchase government-sponsored mortgage-related securities in "to-be-announced"
transactions ("TBA Transactions"), including mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor, First Trust
Advisors L.P. ("First Trust" or the "Advisor"). In addition to its investment in securities issued or guaranteed by the U.S. government, its agencies and government- sponsored entities, the Fund may invest up to 20% of its net assets in other types of debt securities, including privately-issued, non-agency sponsored asset-backed and mortgage-related securities, futures contracts, options, swap agreements, cash and cash equivalents, and ETFs that invest principally in fixed income securities. Further, the Fund may enter into short sales as part of its overall portfolio management strategy, or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets. Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk" bonds, or unrated securities that have not been judged by the Advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. The Fund targets a weighted average effective duration of eight or more years.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee, in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2021 (UNAUDITED)

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;
            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;
            2)    the liquidity conditions in the relevant market and changes thereto;
            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);
            4)    issuer-specific conditions (such as significant credit
                  deterioration); and
            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

                                                                         Page 15

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2021 (UNAUDITED)

            4)    the financial statements of the issuer;

            5)    the credit quality and cash flow of the issuer, based on the
                  Advisor's or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);

           11)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           12)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2021, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The United Kingdom's Financial Conduct Authority, which regulates the London
Interbank Offered Rates ("LIBOR"), announced on March 5, 2021 that all non-USD
LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates will cease to be provided or no longer be representative immediately after December
31, 2021 and the remaining USD LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. The International
Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the March 5,
2021 announcement constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2021 (UNAUDITED)

interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2021, the Fund had no when-issued, delayed-delivery securities. At April 30, 2021, the Fund held $1,034,808 of forward purchase commitments.

C. SHORT SALES

Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities.
Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in
"Net realized gain (loss) on futures contracts" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the
Fund writes (sells) an option, an amount equal to the premium received by the
Fund is included in "Options contracts written, at value" on the Statement of
Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in "Premiums paid on

                                                                         Page 17

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2021 (UNAUDITED)

options contracts purchased" on the Statement of Assets and Liabilities. Options
are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in "Net realized gain (loss) on written options contracts" on the Statement of Operations. Realized gains and losses on purchased options are included in "Net realized gain (loss) on purchased options contracts" on the Statement of Operations.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The
Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

G. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value.
Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a
PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

H. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of
Investments.

I. MORTGAGE DOLLAR ROLLS AND TBA TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell)
substantially similar (same type, coupon and maturity) securities on a future


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2021 (UNAUDITED)

date. Mortgage dollar rolls are recorded as separate purchases and sales in the
Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA
Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

J. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2020 was as follows:

Distributions paid from:
Ordinary income.................................   $      478,522
Capital gains...................................               --
Return of capital...............................               --

As of October 31, 2020, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $      571,152
Accumulated capital and other gain (loss).......               --
Net unrealized appreciation (depreciation)......          769,941

K. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019 and
2020 remain open to federal and state audit. As of April 30, 2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, the
Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Fund had no net late year ordinary or capital losses.

L. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

                                                                         Page 19

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               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2021 (UNAUDITED)

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30,
2021, were $30,519,023 and $0, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2021, were
$22,319,485 and $134,340, respectively. The cost of purchases to cover investments sold short and the proceeds of investments sold short were
$2,017,813 and $2,017,813, respectively.

For the six months ended April 30, 2021, the Fund had no in-kind transactions.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April
30, 2021, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.


                                     ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                          ----------------------------------------   --------------------------------------
DERIVATIVE    RISK          STATEMENT OF ASSETS AND                   STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE        LIABILITIES LOCATION        VALUE         LIABILITIES LOCATION       VALUE
-----------   ---------   ----------------------------  ----------   --------------------------  ----------
Futures       Interest    Unrealized appreciation                    Unrealized depreciation
              rate risk   on futures contracts*         $   27,954   on futures contracts*       $      139

Options       Interest    Options contracts                          Options contracts
              rate risk   purchased, at value               23,023   written, at value                   --


* Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2021 (UNAUDITED)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2021, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION                               INTEREST RATE RISK
----------------------------------------------------------------------------------
Net realized gain (loss) on:
   Futures contracts                                                $ (644,122)
   Purchased options contracts                                         (41,674)
   Written options contracts                                            11,942
Net change in unrealized appreciation (depreciation) on:
   Futures contracts                                                    46,434
   Purchased options contracts                                          (5,658)
   Written options contracts                                             1,091


For the six months ended April 30, 2021, the notional value of futures contracts opened and closed were $4,283,653 and $2,058,398, respectively.

During the six months ended April 30, 2021, the premiums for purchased options contracts opened were $315,872 and the premiums for purchased options contracts closed, exercised and expired were $293,847.

During the six months ended April 30, 2021, the premiums for written options contracts opened were $51,660 and the premiums for written options contracts closed, exercised and expired were $55,163.

The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation ("NSCC")
the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the
"basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized
Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2021 (UNAUDITED)

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2022.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events, requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices

                                                                         Page 23


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2021 (UNAUDITED)

rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST LONG DURATION OPPORTUNITIES ETF (LGOV)
                           APRIL 30, 2021 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 26, 2021 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee's annual meeting held on March 16, 2021 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                                                                         Page 25

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

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

FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF(R) (KNG)

----------------------------
     Semi-Annual Report
     For the Six Months
           Ended
       April 30, 2021
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2021 (UNAUDITED)

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Cboe VestSM Financial LLC ("Cboe Vest" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF(R);
hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                           APRIL 30, 2021 (UNAUDITED)

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the FT
Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF(R) (the "Fund")
which contains detailed information about the Fund for the period from the
Fund's inception date of six months ended April 30, 2021.

I would like to begin my remarks by saying that this is a time for all of us to be thankful. It is astounding to me that our scientists and extended health care community successfully discovered, developed, and distributed multiple effective vaccines to treat the coronavirus ("COVID-19") in the span of just 15 months.
Suffice it to say that we are witnessing history in the making. We even received some good news recently with respect to wearing masks in public, a polarizing act for many politicians and Americans. The Centers for Disease Control and
Prevention released a new set of guidelines in mid-May for those individuals who have been fully vaccinated. It essentially says fully vaccinated Americans can quit wearing their masks outdoors (even in crowds), in most indoor settings, and can drop social distancing altogether. This is a big step towards expediting the reopening of the U.S. economy.

For those who may not know, we subscribe to the buy-and-hold philosophy of investing here at First Trust Advisors L.P., even though it means enduring lots of tough times. While the notion of being able to time the market is seductive on its face, very few investors are skilled enough to make it work over time. I can think of no better example than the COVID-19 pandemic. The degree of uncertainty surrounding the onset of the virus alone was enough to make the average investor want to run for cover. And if that was not enough, the 33.8%
plunge in the S&P 500(R) Index (the "Index") from February 19, 2020, through
March 23, 2020 (23 trading days) was a real gut check for most of us. But a funny thing happened on the way to another potential collapse of the market - it did not happen. In fact, thanks to the U.S. Federal government stepping up with trillions of dollars of timely fiscal and monetary support, the stock market roared. From March 23, 2020 through May 14, 2021, the Index posted a total return of 90.14%, according to Bloomberg. What a shame for those investors who may have moved some, or all, of their capital out of equities. What looked like a great time to de-risk turned out to be just the opposite.

The overall climate for investing looks bright for a few reasons. First, U.S.
real gross domestic product ("GDP") growth is expected to grow by 6.4%
year-over-year in 2021, according to the International Monetary Fund. The last time the U.S. economy grew that fast was in 1984, when real GDP growth reached
7.2%. Second, corporate earnings are expected to recover from their 2020 slide.
Bloomberg's consensus year-over-year earnings growth rate estimates for the
Index for 2021 and 2022 were 33.17% and 12.87%, respectively, as of May 14,
2021. That is a significant rebound from the 12.44% decline in earnings in 2020.
Third, inflation is rising, and that is exactly what the Federal Reserve has been wanting for some time. Central banks around the world have spent years battling deflationary pressures, so a little bit of inflation is welcome at this stage of the recovery. Lastly, the U.S. labor market is robust despite the talk about the millions of people who lost their jobs in the COVID-19 pandemic and are living off unemployment benefits. As of March 31, 2021, there were 8.12 million job openings in the U.S., the highest total since record-keeping began in December 2000, according to the Bureau of Labor Statistics. We need to get people back to work.

While it seems fashionable to sell fear these days, we choose to follow the data. Remember, the Index has never failed to fully recoup the losses sustained in a market correction or bear market. Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/a/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

The FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF(R) (the
"Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Cboe
S&P 500(R) Dividend Aristocrats Target Income Index Monthly Series (the
"Index").

The Fund will normally invest at least 80% of its total assets (including investment borrowings) in the common stocks and call options that comprise the
Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned, developed, maintained and calculated by S&P Opco, LLC (the "Index Provider").
The Index is a rules-based buy-write index designed with the primary goal of generating an annualized level of income from stock dividends and option premiums that is approximately 3% over the annual dividend yield of the S&P
500(R) Index and a secondary goal of generating capital appreciation based on the price returns of the equity securities contained in the Index. The Index's objective to deliver a target level of income could result in the Fund selling securities to meet the target, which could make the Fund less tax-efficient than other ETFs. The Index is composed of two parts: (1) an equal-weighted portfolio of the stocks contained in the S&P 500 Dividend Aristocrats Index (the
"Aristocrat Stocks") that have options that trade on a national securities exchange and (2) a rolling series of short (written) call options on each of the
Aristocrat Stocks (the "Covered Calls"). The S&P 500 Dividend Aristocrats Index
includes companies in the S&P 500(R) Index that have increased dividend payments each year for at least 25 consecutive years and have a float adjusted market-cap of at least $3 billion as of the rebalancing reference date and have an average daily value traded of at least $5 million.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL            CUMULATIVE
                                                                                            TOTAL RETURNS           TOTAL RETURNS
                                                     6 Months Ended     1 Year Ended     Inception (3/26/18)     Inception (3/26/18)
                                                        4/30/21           4/30/21            to 4/30/21              to 4/30/21
FUND PERFORMANCE
NAV                                                      27.71%            43.02%              14.20%                  50.84%
Market Price                                             27.78%            42.64%              14.22%                  50.95%

INDEX PERFORMANCE
Cboe S&P 500(R) Dividend Aristocrats Target Income
   Index Monthly Series                                  28.27%            44.09%              15.07%                  54.44%
S&P 500 Dividend Aristocrats Index                       28.87%            45.12%              15.81%                  57.53%
S&P 500(R) Index                                         28.85%            45.98%              17.94%                  66.67%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

---------------------------------------------------------------
                                              % OF TOTAL
SECTOR CLASSIFICATION                         INVESTMENTS
---------------------------------------------------------------
Consumer Staples                                  20.0%
Industrials                                       20.0
Materials                                         12.4
Financials                                        10.9
Health Care                                       10.7
Consumer Discretionary                             9.2
Real Estate                                        4.6
Utilities                                          4.6
Energy                                             3.1
Information Technology                             3.0
Communication Services                             1.5
                                                -------
   Total                                         100.0%
                                                =======

---------------------------------------------------------------
                                               % OF NET
FUND ALLOCATION                                 ASSETS
---------------------------------------------------------------
Common Stocks                                    100.0%
Call Options Written                              (0.2)
Net Other Assets and Liabilities                   0.2
                                                -------
   Total                                         100.0%
                                                =======

---------------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
---------------------------------------------------------------
Archer-Daniels-Midland Co.                         1.6%
Nucor Corp.                                        1.6
Albemarle Corp.                                    1.6
Cincinnati Financial Corp.                         1.6
Exxon Mobil Corp.                                  1.6
Roper Technologies, Inc.                           1.6
Federal Realty Investment Trust                    1.6
Sysco Corp.                                        1.6
W.W. Grainger, Inc.                                1.6
Genuine Parts Co.                                  1.6
                                                -------
      Total                                       16.0%
                                                =======

                                                                         Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)


                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      MARCH 26, 2018 - APRIL 30, 2021

            FT Cboe Vest S&P 500(R)   Cboe S&P 500(R) Dividend
             Dividend Aristocrats     Aristocrats Target Income   S&P 500 Dividend    S&P 500(R)
             Target Income ETF(R)       Index Monthly Series      Aristocrats Index     Index
3/26/18             $10,000                    $10,000                 $10,000         $10,000
4/30/18               9,957                      9,962                   9,958           9,974
10/31/18             10,285                     10,331                  10,349          10,313
4/30/19              11,264                     11,355                  11,449          11,320
10/31/19             11,929                     12,076                  12,181          11,791
4/30/20              10,550                     10,720                  10,856          11,418
10/31/20             11,814                     12,042                  12,225          12,935
4/30/21              15,084                     15,444                  15,753          16,667


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2021 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF(R)
("KNG") (the "Fund"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund.

                                  SUB-ADVISOR

Cboe VestSM Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the investment sub-advisor to the Fund. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. Cboe Vest, with principal offices at 1765 Greensboro
Station Pl., 9th Floor, McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $2.4 billion under management or committed to management as of
April 30, 2021.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, DIRECTOR OF CBOE VEST
HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST

                                                                          Page 5


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2021 (UNAUDITED)

As a shareholder of FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income
ETF(R) (the "Fund"), you incur two types of costs: (1) transaction costs; and
(2) ongoing costs, including management fees, distribution and/or service
(12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2020     APRIL 30, 2021        PERIOD          PERIOD (a)
--------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
Actual                                              $1,000.00           $1,277.10            0.75%             $4.23
Hypothetical (5% return before expenses)            $1,000.00           $1,021.08            0.75%             $3.76


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1,
      2020 through April 30, 2021), multiplied by 181/365 (to reflect the six-month period).


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2021 (UNAUDITED)


     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
COMMON STOCKS -- 100.0%

                  AEROSPACE & DEFENSE -- 1.6%
          12,376  General Dynamics Corp (a)...................................................................  $      2,354,286
                                                                                                                ----------------
                  AIR FREIGHT & LOGISTICS -- 1.5%
          20,822  Expeditors International of Washington, Inc. (a)............................................         2,287,505
                                                                                                                ----------------
                  BANKS -- 1.6%
         128,932  People's United Financial, Inc. (a).........................................................         2,337,537
                                                                                                                ----------------
                  BEVERAGES -- 4.6%
          29,934  Brown-Forman Corp., Class B (a).............................................................         2,283,365
          42,370  Coca-Cola (The) Co. (a).....................................................................         2,287,133
          15,826  PepsiCo, Inc. (a)...........................................................................         2,281,476
                                                                                                                ----------------
                                                                                                                       6,851,974
                                                                                                                ----------------
                  BIOTECHNOLOGY -- 1.5%
          20,721  AbbVie, Inc. (a)............................................................................         2,310,391
                                                                                                                ----------------
                  BUILDING PRODUCTS -- 1.5%
          33,761  A.O. Smith Corp. (a)........................................................................         2,287,308
                                                                                                                ----------------
                  CAPITAL MARKETS -- 4.7%
          78,446  Franklin Resources, Inc. (a)................................................................         2,353,380
           5,946  S&P Global, Inc. (a)........................................................................         2,321,259
          12,925  T. Rowe Price Group, Inc. (a)...............................................................         2,316,160
                                                                                                                ----------------
                                                                                                                       6,990,799
                                                                                                                ----------------
                  CHEMICALS -- 9.2%
           7,950  Air Products and Chemicals, Inc. (a)........................................................         2,293,416
          14,314  Albemarle Corp. (a).........................................................................         2,407,185
          10,177  Ecolab, Inc. (a)............................................................................         2,280,869
           7,915  Linde PLC (a)...............................................................................         2,262,424
          13,214  PPG Industries, Inc. (a)....................................................................         2,262,765
           8,425  Sherwin-Williams (The) Co. (a)..............................................................         2,307,355
                                                                                                                ----------------
                                                                                                                      13,814,014
                                                                                                                ----------------
                  COMMERCIAL SERVICES & SUPPLIES -- 1.5%
           6,525  Cintas Corp. (a)............................................................................         2,252,039
                                                                                                                ----------------
                  CONTAINERS & PACKAGING -- 1.5%
         196,750  Amcor PLC (a)...............................................................................         2,311,813
                                                                                                                ----------------
                  DISTRIBUTORS -- 1.6%
          18,866  Genuine Parts Co. (a).......................................................................         2,357,684
                                                                                                                ----------------
                  DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.5%
          73,499  AT&T, Inc. (a)..............................................................................         2,308,604
                                                                                                                ----------------
                  ELECTRIC UTILITIES -- 1.5%
          29,497  NextEra Energy, Inc. (a)....................................................................         2,286,312
                                                                                                                ----------------
                  ELECTRICAL EQUIPMENT -- 1.5%
          24,961  Emerson Electric Co. (a)....................................................................         2,258,721
                                                                                                                ----------------
                  EQUITY REAL ESTATE INVESTMENT TRUSTS -- 4.6%
           7,762  Essex Property Trust, Inc. (a)..............................................................         2,255,016
          21,013  Federal Realty Investment Trust (a).........................................................         2,371,107
          33,255  Realty Income Corp. (a).....................................................................         2,299,583
                                                                                                                ----------------
                                                                                                                       6,925,706
                                                                                                                ----------------


                        See Notes to Financial Statements                 Page 7


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
COMMON STOCKS (CONTINUED)

                  FOOD & STAPLES RETAILING -- 4.7%
          27,927  Sysco Corp. (a).............................................................................  $      2,366,255
          43,528  Walgreens Boots Alliance, Inc. (a)..........................................................         2,311,337
          16,497  Walmart, Inc. (a)...........................................................................         2,308,095
                                                                                                                ----------------
                                                                                                                       6,985,687
                                                                                                                ----------------
                  FOOD PRODUCTS -- 4.7%
          38,847  Archer-Daniels-Midland Co. (a)..............................................................         2,452,411
          49,749  Hormel Foods Corp. (a)......................................................................         2,298,404
          25,231  McCormick & Co., Inc. (a)...................................................................         2,279,873
                                                                                                                ----------------
                                                                                                                       7,030,688
                                                                                                                ----------------
                  GAS UTILITIES -- 1.5%
          22,331  Atmos Energy Corp. (a)......................................................................         2,313,268
                                                                                                                ----------------
                  HEALTH CARE EQUIPMENT & SUPPLIES -- 6.1%
          18,716  Abbott Laboratories (a).....................................................................         2,247,417
           9,020  Becton, Dickinson and Co. (a)...............................................................         2,244,266
          17,591  Medtronic PLC (a)...........................................................................         2,303,014
           7,130  West Pharmaceutical Services, Inc. (a)......................................................         2,342,348
                                                                                                                ----------------
                                                                                                                       9,137,045
                                                                                                                ----------------
                  HEALTH CARE PROVIDERS & SERVICES -- 1.5%
          37,581  Cardinal Health, Inc. (a)...................................................................         2,267,638
                                                                                                                ----------------
                  HOTELS, RESTAURANTS & LEISURE -- 1.6%
           9,838  McDonald's Corp. (a)........................................................................         2,322,555
                                                                                                                ----------------
                  HOUSEHOLD DURABLES -- 1.5%
          45,701  Leggett & Platt, Inc. (a)...................................................................         2,269,969
                                                                                                                ----------------
                  HOUSEHOLD PRODUCTS -- 6.1%
          12,241  Clorox (The) Co. (a)........................................................................         2,233,982
          28,924  Colgate-Palmolive Co. (a)...................................................................         2,334,167
          17,469  Kimberly-Clark Corp. (a)....................................................................         2,328,967
          17,231  Procter & Gamble (The) Co. (a)..............................................................         2,298,960
                                                                                                                ----------------
                                                                                                                       9,196,076
                                                                                                                ----------------
                  INDUSTRIAL CONGLOMERATES -- 3.1%
          11,414  3M Co. (a)..................................................................................         2,250,156
           5,315  Roper Technologies, Inc. (a)................................................................         2,372,829
                                                                                                                ----------------
                                                                                                                       4,622,985
                                                                                                                ----------------
                  INSURANCE -- 4.7%
          43,243  Aflac, Inc. (a).............................................................................         2,323,446
          13,635  Chubb Ltd. (a)..............................................................................         2,339,630
          21,104  Cincinnati Financial Corp. (a)..............................................................         2,377,999
                                                                                                                ----------------
                                                                                                                       7,041,075
                                                                                                                ----------------
                  IT SERVICES -- 3.0%
          11,783  Automatic Data Processing, Inc. (a).........................................................         2,203,303
          16,204  International Business Machines Corp. (a)...................................................         2,299,024
                                                                                                                ----------------
                                                                                                                       4,502,327
                                                                                                                ----------------
                  MACHINERY -- 7.7%
          10,029  Caterpillar, Inc. (a).......................................................................         2,287,715
          15,579  Dover Corp. (a).............................................................................         2,324,231


Page 8                  See Notes to Financial Statements


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


     SHARES                                               DESCRIPTION                                                VALUE
----------------  --------------------------------------------------------------------------------------------  ----------------
COMMON STOCKS (CONTINUED)

                  MACHINERY (CONTINUED)
          10,099  Illinois Tool Works, Inc. (a)...............................................................  $      2,327,416
          35,887  Pentair PLC (a).............................................................................         2,315,070
          11,038  Stanley Black & Decker, Inc. (a)............................................................         2,282,327
                                                                                                                ----------------
                                                                                                                      11,536,759
                                                                                                                ----------------
                  METALS & MINING -- 1.6%
          29,653  Nucor Corp. (a).............................................................................         2,439,256
                                                                                                                ----------------
                  MULTILINE RETAIL -- 1.6%
          11,203  Target Corp. (a)............................................................................         2,321,934
                                                                                                                ----------------
                  MULTI-UTILITIES -- 1.5%
          29,798  Consolidated Edison, Inc. (a)...............................................................         2,306,663
                                                                                                                ----------------
                  OIL, GAS & CONSUMABLE FUELS -- 3.1%
          22,728  Chevron Corp. (a)...........................................................................         2,342,575
          41,531  Exxon Mobil Corp. (a).......................................................................         2,377,234
                                                                                                                ----------------
                                                                                                                       4,719,809
                                                                                                                ----------------
                  PHARMACEUTICALS -- 1.5%
          13,943  Johnson & Johnson (a).......................................................................         2,268,944
                                                                                                                ----------------
                  SPECIALTY RETAIL -- 1.5%
          11,486  Lowe's Cos., Inc. (a).......................................................................         2,254,128
                                                                                                                ----------------
                  TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
          26,113  V.F. Corp. (a)..............................................................................         2,289,066
                                                                                                                ----------------
                  TRADING COMPANIES & DISTRIBUTORS -- 1.6%
           5,449  W.W. Grainger, Inc. (a).....................................................................         2,362,359
                                                                                                                ----------------
                  TOTAL INVESTMENTS -- 100.0%.................................................................       150,122,924
                  (Cost $125,762,097) (b)                                                                       ----------------



   NUMBER OF                                                            NOTIONAL      EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                         AMOUNT        PRICE          DATE           VALUE
----------------  --------------------------------------------------  ------------  ------------  ------------  ----------------
CALL OPTIONS WRITTEN -- (0.2)%

              (7) 3M Co.............................................  $   (137,998)  $    200.00    05/21/21              (1,295)
             (19) A.O. Smith Corp...................................      (128,725)        70.00    05/21/21              (1,045)
             (10) Abbott Laboratories...............................      (120,080)       125.00    05/21/21                (560)
             (12) AbbVie, Inc.......................................      (133,800)       110.00    05/21/21              (3,636)
             (24) Aflac, Inc........................................      (128,952)        52.50    05/21/21              (3,600)
              (4) Air Products and Chemicals, Inc...................      (115,392)       290.00    05/21/21              (2,604)
              (9) Albemarle Corp....................................      (151,353)       150.00    05/21/21             (18,000)
            (109) Amcor PLC.........................................      (128,075)        12.00    05/21/21              (1,417)
             (22) Archer-Daniels-Midland Co.........................      (138,886)        60.00    05/21/21              (6,996)
             (43) AT&T, Inc.........................................      (135,063)        30.00    05/21/21              (6,235)
             (13) Atmos Energy Corp.................................      (134,667)       100.00    05/21/21              (6,500)
              (7) Automatic Data Processing, Inc....................      (130,893)       195.00    05/21/21                (385)
              (5) Becton, Dickinson and Co..........................      (124,405)       260.00    05/21/21              (1,125)
             (17) Brown-Forman Corp.................................      (129,676)        75.00    05/21/21              (3,995)
             (21) Cardinal Health, Inc..............................      (126,714)        62.50    05/21/21              (1,953)
              (6) Caterpillar, Inc..................................      (136,866)       230.00    05/21/21              (2,712)
              (8) Chubb Ltd.........................................      (137,272)       165.00    05/21/21              (6,376)
              (4) Cintas Corp.......................................      (138,056)       350.00    05/21/21              (2,000)
              (7) Clorox (The) Co...................................      (127,750)       190.00    05/21/21                (735)
             (24) Coca-Cola (The) Co................................      (129,552)        52.50    05/21/21              (4,056)


                        See Notes to Financial Statements                 Page 9


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)


   NUMBER OF                                                            NOTIONAL      EXERCISE     EXPIRATION
   CONTRACTS                         DESCRIPTION                         AMOUNT        PRICE          DATE           VALUE
----------------  --------------------------------------------------  ------------  ------------  ------------  ----------------
CALL OPTIONS WRITTEN (CONTINUED)

             (16) Colgate-Palmolive Co..............................  $   (129,120) $      80.00    05/21/21    $         (2,496)
             (17) Consolidated Edison, Inc..........................      (131,597)        77.50    05/21/21              (1,700)
              (9) Dover Corp........................................      (134,271)       140.00    05/21/21              (9,090)
              (6) Ecolab, Inc.......................................      (134,472)       220.00    05/21/21              (3,960)
             (14) Emerson Electric Co...............................      (126,686)        92.50    05/21/21              (1,680)
              (4) Essex Property Trust, Inc.........................      (116,208)       290.00    05/21/21              (2,100)
             (23) Exxon Mobil Corp..................................      (131,652)        57.50    05/21/21              (2,760)
             (12) Federal Realty Investment Trust...................      (135,408)       105.00    05/21/21              (9,984)
             (43) Franklin Resources, Inc...........................      (129,000)        30.00    05/21/21              (3,870)
              (7) General Dynamics Corp.............................      (133,161)       185.00    05/21/21              (4,130)
             (11) Genuine Parts Co..................................      (137,467)       120.00    05/21/21              (7,260)
             (28) Hormel Foods Corp.................................      (129,360)        47.00    05/21/21              (1,680)
              (6) Illinois Tool Works, Inc..........................      (138,276)       220.00    05/21/21              (6,870)
             (10) International Business Machines Corp..............      (141,880)       135.00    05/21/21              (6,980)
              (8) Johnson & Johnson.................................      (130,184)       160.00    05/21/21              (3,360)
              (9) Kimberly-Clark Corp...............................      (119,988)       140.00    05/21/21                (225)
             (27) Leggett & Platt, Inc..............................      (134,109)        50.00    05/21/21              (3,645)
              (4) Linde PLC.........................................      (114,336)       290.00    05/21/21              (1,720)
              (6) Lowe's Cos., Inc..................................      (117,750)       210.00    05/21/21                (924)
             (15) McCormick & Co., Inc..............................      (135,540)        90.00    05/21/21              (2,588)
              (6) McDonald's Corp...................................      (141,648)       230.00    05/21/21              (4,494)
             (10) Medtronic PLC.....................................      (130,920)       125.00    05/21/21              (6,650)
             (16) NextEra Energy, Inc...............................      (124,016)        82.50    05/21/21                (304)
             (16) Nucor Corp........................................      (131,616)        80.00    05/21/21              (6,016)
             (20) Pentair PLC.......................................      (129,020)        65.00    05/21/21              (2,500)
             (72) People's United Financial, Inc....................      (130,536)        18.00    05/21/21              (3,960)
              (9) PepsiCo, Inc......................................      (129,744)       145.00    05/21/21              (1,539)
              (8) PPG Industries, Inc...............................      (136,992)       170.00    05/21/21              (3,280)
              (9) Procter & Gamble (The) Co.........................      (120,078)       140.00    05/21/21                (198)
             (19) Realty Income Corp................................      (131,385)        67.50    05/21/21              (4,560)
              (3) Roper Technologies, Inc...........................      (133,932)       420.00    05/21/21              (8,613)
              (3) S&P Global, Inc...................................      (117,117)       380.00    05/21/21              (3,660)
              (5) Sherwin-Williams (The) Co.........................      (136,935)       266.67    05/21/21              (5,250)
              (6) Stanley Black & Decker, Inc.......................      (124,062)       210.00    05/21/21              (1,770)
             (16) Sysco Corp........................................      (135,568)        80.00    05/21/21              (9,280)
              (7) T. Rowe Price Group, Inc..........................      (125,440)       180.00    05/21/21              (2,310)
              (6) Target Corp.......................................      (124,356)       210.00    05/21/21              (3,030)
             (15) V.F. Corp.........................................      (131,490)        85.00    05/21/21              (7,260)
              (3) W.W. Grainger, Inc................................      (130,062)       410.00    05/21/21              (7,380)
             (24) Walgreens Boots Alliance, Inc.....................      (127,440)        52.50    05/21/21              (3,696)
              (9) Walmart, Inc......................................      (125,919)       140.00    05/21/21              (2,637)
              (4) West Pharmaceutical Services, Inc.................      (131,408)       310.00    05/21/21              (8,540)
                                                                                                                ----------------
                  TOTAL CALL OPTIONS WRITTEN..................................................................          (249,174)
                  (Premiums received $214,901)                                                                  ----------------

                  NET OTHER ASSETS AND LIABILITIES -- 0.2%....................................................           229,834
                                                                                                                ----------------
                  NET ASSETS -- 100.0%........................................................................  $    150,103,584
                                                                                                                ================


-----------------------------

(a)   All or a portion of this security is held as collateral for the options written. At April 30, 2021, the value of these securities amount to
      $8,084,324 or 5.4% of net assets.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $24,450,913 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $124,359. The net unrealized appreciation was
      $24,326,554. The unrealized amounts presented are inclusive of derivative contracts.

Page 10                 See Notes to Financial Statements


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2021 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                          ASSETS TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2021           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Common Stocks*........................................  $   150,122,924    $   150,122,924    $            --    $            --
                                                        ===============    ===============    ===============    ===============

                                                       LIABILITIES TABLE
                                                                                                  LEVEL 2            LEVEL 3
                                                             TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                           4/30/2021           PRICES             INPUTS             INPUTS
                                                        ---------------    ---------------    ---------------    ---------------
Call Options Written..................................  $      (249,174)   $      (249,174)   $            --    $            --
                                                        ===============    ===============    ===============    ===============


*See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 11


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2021 (UNAUDITED)


ASSETS:
Investments, at value..................................................      $  150,122,924
Cash segregated as collateral for open option contracts................             219,803
Receivables:
   Investment securities sold..........................................           4,714,658
   Capital shares sold.................................................           2,670,651
   Dividends...........................................................             188,904
                                                                             --------------
   Total Assets........................................................         157,916,940
                                                                             --------------
LIABILITIES:
Options contracts written, at value....................................             249,174
Due to custodian.......................................................              80,174
Payables:
   Investment securities purchased.....................................           7,409,927
   Investment advisory fees............................................              74,081
                                                                             --------------
   Total Liabilities...................................................           7,813,356
                                                                             --------------
NET ASSETS.............................................................      $  150,103,584
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $  130,870,175
Par value..............................................................              28,250
Accumulated distributable earnings (loss)..............................          19,205,159
                                                                             --------------
NET ASSETS.............................................................      $  150,103,584
                                                                             ==============
NET ASSET VALUE, per share.............................................      $        53.13
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................           2,825,000
                                                                             ==============
Investments, at cost...................................................      $  125,762,097
                                                                             ==============
Premiums received on options contracts written.........................      $      214,901
                                                                             ==============


Page 12                 See Notes to Financial Statements


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)


INVESTMENT INCOME:
Dividends..............................................................      $    1,200,510
                                                                             --------------
   Total investment income.............................................           1,200,510
                                                                             --------------
EXPENSES:
Investment advisory fees...............................................             346,942
                                                                             --------------
   Total expenses......................................................             346,942
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...........................................             853,568
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................            (562,164)
   Written options contracts...........................................             218,657
                                                                             --------------
Net realized gain (loss)...............................................            (343,507)
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................          21,164,066
   Written options contracts...........................................            (102,596)
                                                                             --------------
Net change in unrealized appreciation (depreciation)...................          21,061,470
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................          20,717,963
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $   21,571,531
                                                                             ==============


                        See Notes to Financial Statements                Page 13


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED                YEAR
                                                                               4/30/2021             ENDED
                                                                              (UNAUDITED)          10/31/2020
                                                                           ------------------  ------------------
OPERATIONS:
Net investment income (loss)...........................................      $      853,568      $    1,029,038
Net realized gain (loss)...............................................            (343,507)           (648,972)
Net change in unrealized appreciation (depreciation)...................          21,061,470            (419,026)
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from operations........          21,571,531             (38,960)
                                                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................          (1,816,042)         (2,257,817)
                                                                             --------------      --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................          63,569,858          30,068,687
Cost of shares redeemed................................................                  --          (4,573,665)
Transaction fees (Note 8)..............................................                  --               6,236
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions............................................          63,569,858          25,501,258
                                                                             --------------      --------------
Total increase (decrease) in net assets................................          83,325,347          23,204,481

NET ASSETS:
Beginning of period....................................................          66,778,237          43,573,756
                                                                             --------------      --------------
End of period..........................................................      $  150,103,584      $   66,778,237
                                                                             ==============      ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................           1,575,000             975,000
Shares sold............................................................           1,250,000             700,000
Shares redeemed........................................................                  --            (100,000)
                                                                             --------------      --------------
Shares outstanding, end of period......................................           2,825,000           1,575,000
                                                                             ==============      ==============


Page 14                 See Notes to Financial Statements


FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             SIX MONTHS
                                               ENDED             YEAR ENDED OCTOBER 31,             PERIOD
                                             4/30/2021       -------------------------------        ENDED
                                            (UNAUDITED)          2020               2019        10/31/2018 (a)
                                           --------------    ------------       ------------    --------------
Net asset value, beginning of period.....    $    42.40       $    44.69         $    40.28       $    40.00
                                             ----------       ----------         ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............          0.57             0.81 (b)           0.74 (b)         0.43 (b)
Net realized and unrealized gain (loss)..         11.11            (1.35) (c)          5.52             0.70 (c)
                                             ----------       ----------         ----------       ----------
Total from investment operations.........         11.68            (0.54)              6.26             1.13
                                             ----------       ----------         ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................         (0.84)           (1.75)             (1.57)           (0.40)
Net realized gain........................         (0.11)              --              (0.29)           (0.46)
                                             ----------       ----------         ----------       ----------
Total distributions......................         (0.95)           (1.75)             (1.86)           (0.86)
                                             ----------       ----------         ----------       ----------
CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 8)................            --             0.00 (b) (d)       0.01 (b)         0.01 (b)
                                             ----------       ----------         ----------       ----------
Net asset value, end of period...........    $    53.13       $    42.40         $    44.69       $    40.28
                                             ==========       ==========         ==========       ==========
TOTAL RETURN (e).........................         27.71%           (0.93)%            15.98%            2.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....    $  150,104       $   66,778         $   43,574       $   19,134
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets................................          0.75% (f)        0.75%              0.75%            0.75% (f)
Ratio of net investment income (loss) to
   average net assets....................          1.85% (f)        1.89%              1.75%            1.73% (f)
Portfolio turnover rate (g)..............            38%              86%                83%              50%


(a)   Inception date is March 26, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the
      Statement of Operations due to share transactions for the period.

(d)   Amount is less than $0.01.

(e)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)   Annualized.

(g)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 15


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15,
2010, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds that are offering shares. This report covers the FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF(R)
(the "Fund"), which trades under the ticker "KNG" on the Cboe BZX Exchange, Inc.
("Cboe BZX"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund's investment objective seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Cboe S&P 500(R) Dividend Aristocrats Target Income Index
Monthly Series (the "Index"). The Fund will normally invest at least 80% of its total assets (including investment borrowings) in the common stocks and call options that comprise the Index. The Index's primary goal is to generate an annualized level of income from stock dividends and option premiums that is approximately 3% over the annual dividend yield of the S&P 500(R) Index and has a secondary goal of generating price returns that are proportional to the price returns of the S&P 500(R) Index.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor")
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2021 (UNAUDITED)

1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the type of security;
            2)    the size of the holding;
            3)    the initial cost of the security;
            4)    transactions in comparable securities;
            5)    price quotes from dealers and/or third-party pricing services;
            6)    relationships among various securities;
            7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
            8)    an analysis of the issuer's financial statements; and
            9)    the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2021, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Distributions received from the Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received by the REITs after their tax reporting periods conclude.

C. OPTIONS CONTRACTS

The Fund will employ a "partial covered call strategy," meaning that covered calls will be written on a notional value of no more than 20% of the value of each underlying stock contained in the S&P 500 Dividend Aristocrats Index (the
"Aristocrat Stocks"), such that the short position in each call option is
"covered" by a portion of the corresponding Aristocrat Stock held by the Fund to generate income. A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price ("strike price") at a specified date ("expiration date"). The writer (seller) of the call option

                                                                         Page 17

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    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2021 (UNAUDITED)

receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options contracts written, at value" on the
Statement of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. Any gain or loss on written options would be included in "Net realized gain (loss) on written options contracts" on the Statement of Operations. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31,
2020 was as follows:

Distributions paid from:
Ordinary income.................................   $   1,542,140
Capital gains...................................         715,677

As of October 31, 2020, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $     193,816
Accumulated capital and other gain (loss).......              --
Net unrealized appreciation (depreciation)......        (744,146)

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2018,
2019, and 2020 remain open to federal and state audit. As of April 30, 2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, the
Fund had no capital loss carryforwards for federal income tax purposes.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2021 (UNAUDITED)

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Fund had no net late year ordinary or capital losses.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

First Trust is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the
Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual management fee equal to 0.75% of its average daily net assets.

Cboe Vest(SM) Financial LLC ("Cboe Vest"), an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First
Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment
Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and
Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of the Fund's assets and will pay Cboe Vest for its services as the
Fund's sub-advisory fee equal to 0.20% of the average daily net assets of the
Fund, less Cboe Vest's share of the Fund's expenses. Cboe Vest's fee is paid by the Advisor out of its management fee.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                               4. REORGANIZATION

On October 7, 2020, the Board of Trustees of Cboe Vest S&P 500(R) Dividend
Aristocrats Target Income ETF(R) ("Target Fund"), an index based exchange-traded fund ("ETF") managed by Cboe Vest(SM) Financial LLC, approved a reorganization into FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF(R) (the
"Acquiring Fund" or "KNG"), an index based ETF managed by First Trust. The reorganization resulted in a shift in the management responsibility for the
Target Fund. Other than the management responsibility, the primary characteristics of Target Fund and the Acquiring Fund are materially the same.
The Acquiring Fund's investment objective, investment strategies, policies and risks are identical in all material respects to those of the Target Fund. The reorganization was completed on March 1, 2021.

Under the terms of the reorganization, which was tax-free, the assets of Target
Fund were transferred to, and the liabilities of Target Fund were assumed by
KNG. The shareholders of the Target Fund received shares of the KNG with a value equal to the aggregate net asset value of the shares of the Target Fund held by them.

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2021 (UNAUDITED)

                      5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2021, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $36,628,415 and $36,658,696, respectively.

For the six months ended April 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales were $63,537,933 and $0, respectively.

                           6. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April
30, 2021, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.


                                     ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                          ----------------------------------------   --------------------------------------
DERIVATIVE    RISK          STATEMENT OF ASSETS AND                   STATEMENT OF ASSETS AND
INSTRUMENTS   EXPOSURE        LIABILITIES LOCATION        VALUE         LIABILITIES LOCATION       VALUE
-----------   ---------   ----------------------------  ----------   --------------------------  ----------
              Equity      Options contracts purchased,               Options contracts written,
Options       Risk        at value                      $       --   at value                    $  249,174


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2021, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENT OF OPERATIONS LOCATION                               INTEREST RATE RISK
----------------------------------------------------------------------------------
INTEREST RATE RISK EXPOSURE
Net realized gain (loss) on written option contracts                $  218,657
Net change in unrealized appreciation (depreciation) on
   written option contracts                                           (102,596)


During the six months ended April 30, 2021, the premiums for written options contracts opened were $959,475 and the premiums for written options contracts closed, exercised and expired were $864,543.

                      7. OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to a Master Netting Arrangement, which governs the terms of certain transactions with select counterparties. The Master Netting Arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangement also specifies collateral posting arrangements at pre-arranged exposure levels. Under the
Master Netting Arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place)
governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the reporting period:


                                                                                 GROSS AMOUNT NOT OFFSET
                                                 ROSS AMOUNT   GROSS AMOUNT        IN THE STATEMENT OF
                                     GROSS      OFFSET IN THE  OFFSET IN THE     ASSETS AND LIABILITIES
                                   AMOUNT OF    STATEMENT OF   STATEMENT OF   ----------------------------
DESCRIPTION/                       RECOGNIZED    ASSETS AND     ASSETS AND      FINANCIAL     COLLATERAL        NET
COUNTERPARTY                      LIABILITIES    LIABILITIES    LIABILITIES    INSTRUMENTS      PLEDGED       AMOUNT
--------------------------------  ------------  -------------  -------------  -------------  -------------  -----------
Written Options
   Societe Generale               $    249,174  $          --  $     249,174  $     249,174  $          --  $        --


In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2021 (UNAUDITED)

                 8. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation ("NSCC")
the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the
"basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized
Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              9. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 24, 2023.

                              10. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 21


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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2021 (UNAUDITED)

ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

                                                                         Page 23

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    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2021 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND INVESTMENT
SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund IV (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of FT Cboe Vest S&P 500(R) Dividend Aristocrats Target Income ETF (the
"Fund"), and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement"
and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the Fund, the Advisor and Cboe Vest(SM) Financial LLC (the
"Sub-Advisor"), for an initial two-year term at a meeting held on October 19,
2020. The Board determined that the Agreements are in the best interests of the
Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the
Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the
Fund's Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the
Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates, First Trust Portfolios L.P. ("FTP")
and First Trust Capital Partners, LLC ("FTCP"), and the Sub-Advisor; and
information on the Advisor's and the Sub-Advisor's compliance programs. The
Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective.

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    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2021 (UNAUDITED)

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory
Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will use a passive index-tracking approach for the long-only equity portion of its portfolio, while employing a covered call strategy with discretion in implementation. The Board also noted that the Fund will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the
Sub-Advisory Agreement, in addition to the materials provided by the
Sub-Advisor, at the October 19, 2020 meeting, the Board also received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor will provide to the Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board considered that the Fund was being proposed in connection with a reorganization transaction, pursuant to which the Fund would acquire the assets of an existing
ETF advised by the Sub-Advisor with the same investment objective, strategies and policies and portfolio management team as proposed for the Fund (the
"Predecessor Fund"). The Board noted the background and experience of the
Sub-Advisor's portfolio management team and the Sub-Advisor's investment style and that the Sub-Advisor manages other funds in the First Trust Fund Complex.
The Board considered the historical investment performance of the Predecessor
Fund, noting that the Fund would adopt the performance of the Predecessor Fund as a result of the reorganization transaction. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the
Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.75% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to an annual rate of 0.20% of the Fund's average daily net assets. The Board noted that the Advisor would be responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the
Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was equal to the median total (net) expense ratio of the peer funds in the Expense
Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the
Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor's statement that, although the Fund will be unique in the ETF market, it is most similar to two actively-managed
ETFs in the First Trust Fund Complex that employ options-based strategies and pay unitary fees equal to an annual rate of 0.85% of their respective average daily net assets. The Board considered the Advisor's statement that it believes the Fund warrants a lower unitary fee than the two similar ETFs given its passive index-tracking approach for the long-only equity portion of its portfolio. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the
Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the
Advisory Agreement to be profitable to the Advisor, noting that the assets to be acquired by the Fund from the Predecessor Fund currently exceed that level, and the Advisor's estimate of the profitability of the Advisory Agreement if the

                                                                         Page 25

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    FT CBOE VEST S&P 500(R) DIVIDEND ARISTOCRATS TARGET INCOME ETF(R) (KNG)
                           APRIL 30, 2021 (UNAUDITED)

Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the
Sub-Advisor, but did not review any potential profitability of the Sub-Advisory
Agreement to the Sub-Advisor. The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund's unitary fee and its understanding that the sub-advisory fee rate was the product of an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential fall-out benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the
Advisor or FTP. The Board also noted that the Advisor may execute trades for the
Fund and will not utilize soft dollars in connection with the Fund. The Board also considered the potential fall-out benefits to the Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the Sub-Advisor's statements that it does not foresee any fall-out benefits from its relationship with the Fund and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the
Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 26, 2021 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee's annual meeting held on March 16, 2021 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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FIRST TRUST

First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe VestSM Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

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[BLANK BACK COVER]

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the reports to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund IV
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 6, 2021
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 6, 2021

* Print the name and title of each signing officer under his or her signature.